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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY			10020
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	3/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Morgan Stanley Investment Management

Morgan Stanley
Institutional Fund Trust

Balanced Portfolio
Balanced

Equity Portfolios
Equities Plus	U.S. Small Cap Value
Mid Cap Growth	Value
U.S. Mid Cap Value

Fixed Income Portfolios
Core Fixed Income	Investment Grade Fixed Income
Core Plus Fixed Income	Limited Duration
High Yield	Long Duration Fixed Income
Intermediate Duration	Municipal
International Fixed Income

March 31, 2007

Semi-Annual Report

2007 Semi-Annual Report

March 31, 2007

Table of Contents

Shareholders’ Letter	2
Expense Examples	3
Portfolios of Investments
Balanced Portfolio:
Balanced	7
Equity Portfolios:
Equities Plus	18
Mid Cap Growth	21
U.S. Mid Cap Value	23
U.S. Small Cap Value	25
Value	27
Fixed Income Portfolios:
Core Fixed Income	29
Core Plus Fixed Income	36
High Yield	44
Intermediate Duration	50
International Fixed Income	56
Investment Grade Fixed Income	59
Limited Duration	66
Long Duration Fixed Income	73
Municipal	75
Statements of Assets & Liabilities	83
Statements of Operations	91
Statements of Changes in Net Assets	94
Statements of Cash Flows	103
Financial Highlights	105
Notes to Financial Statements	126
Trustee and Officer Information	143

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust’s (the “Fund”) Semi-Annual Report for the six months ended March 31, 2007. Our Fund currently consists of 18 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

April 2007

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you may incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class), distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 — March 31, 2007
Balanced Portfolio
Institutional Class
Actual	$1,000.00	$1,073.80	$3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.84	3.13
Investment Class
Actual	1,000.00	1,073.20	3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.09	3.88
Adviser Class
Actual	1,000.00	1,071.80	4.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.38

*  Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.62%, 0.77% and 0.87%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Equities Plus Portfolio
Institutional Class
Actual	$1,000.00	$1,076.30	$3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	3.02
Adviser Class
Actual	1,000.00	1,076.10	4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.69	4.28

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.60% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 — March 31, 2007
Mid Cap Growth Portfolio
Institutional Class
Actual	$1,000.00	$1,119.20	$3.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.28
Adviser Class
Actual	1,000.00	1,117.60	4.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.44	4.53

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.65% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Mid Cap Value Portfolio
Institutional Class
Actual	$1,000.00	$1,149.10	$4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.58
Investment Class
Actual	1,000.00	1,148.20	5.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.65	5.34
Adviser Class
Actual	1,000.00	1,147.60	6.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.84

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.91%, 1.06% and 1.16%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Small Cap Value Portfolio
Institutional Class
Actual	$1,000.00	$1,163.50	$6.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.30	5.69
Adviser Class
Actual	1,000.00	1,162.10	4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.38

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.87% and 1.13%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Value Portfolio
Institutional Class
Actual	$1,000.00	$1,074.40	$3.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.28
Investment Class
Actual	1,000.00	1,074.10	4.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.94	4.03
Adviser Class
Actual	1,000.00	1,073.10	4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.44	4.53

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.65%, 0.80% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Core Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,025.10	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.44	2.52
Adviser Class
Actual	1,000.00	1,023.10	3.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.19	3.78

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.50% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 — March 31, 2007
Core Plus Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,028.30	$2.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.69	2.27
Investment Class
Actual	1,000.00	1,027.60	3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	3.02
Adviser Class
Actual	1,000.00	1,026.20	3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.44	3.53

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.45%, 0.60% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

High Yield Portfolio
Institutional Class
Actual	$1,000.00	$1,057.60	$3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.39	3.58
Adviser Class
Actual	1,000.00	1,057.90	4.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.84

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.71% and 0.96%, respectively multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Intermediate Duration Portfolio
Institutional Class
Actual	$1,000.00	$1,025.00	$2.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.14	2.82
Investment Class
Actual	1,000.00	1,024.40	3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.39	3.58

* Expenses are equal to Institutional Class’ and Investment Class’ annualized net expense ratios of 0.56% and 0.71%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

International Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,032.10	$3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.79	3.18

* Expenses are equal to Institutional Class’ annualized net expense ratio of 0.63% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Investment Grade Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,025.50	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.57
Adviser Class
Actual	1,000.00	1,023.80	3.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.64	3.33

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.51% and 0.66%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Limited Duration Portfolio
Institutional Class
Actual	$1,000.00	$1,025.40	$2.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.64	2.32

* Expenses are equal to Institutional Class’ annualized net expense ratio of 0.46% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 — March 31, 2007
Long Duration Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,014.40	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.57
Adviser Class
Actual	1,000.00	1,012.30	3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.14	3.83

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.51% and 0.76%, respectively multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Municipal Portfolio
Institutional Class
Actual	$1,000.00	$1,021.40	$2.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.47

* Expenses are equal to Institutional Class’ annualized net expense ratio of 0.49% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (25.2%)
Agency Adjustable Rate Mortgages (1.1%)
Federal National Mortgage Association,
Conventional Pools:
5.10%, 11/1/35	$329	$327
7.46%, 5/1/36	719	739
7.49%, 7/1/36 - 8/1/36	857	882
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.38%, 2/20/25 - 1/20/28	521	528
5.64%, 1/1/37	322	325
5.76%, 1/1/37	550	554
6.13%, 11/20/25 - 12/20/27	127	129
		3,484
Agency Fixed Rate Mortgages (3.4%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17	25	27
10.50%, 8/1/19 - 12/1/19	76	85
11.00%, 5/1/20 - 9/1/20	36	40
12.00%, 3/1/15	31	35
Gold Pools:
7.50%, 8/1/20 - 11/1/32	478	500
8.00%, 2/1/21 - 8/1/31	400	421
9.50%, 12/1/22	34	37
10.00%, 12/1/19	33	36
Federal National Mortgage Association,
Conventional Pools:
6.50%, 4/1/32 - 7/1/32	347	357
7.00%, 3/1/18 - 10/1/34	1,350	1,405
7.50%, 11/1/29 - 9/1/35	964	1,009
8.00%, 2/1/30 - 5/1/32	430	454
8.50%, 6/1/30 - 12/1/30	260	280
9.50%, 11/1/20 - 4/1/30	283	310
10.00%, 1/1/10 - 1/1/20	38	42
10.50%, 12/1/16 - 4/1/22	178	195
11.50%, 11/1/19	3	3
12.50%, 9/1/15	14	16
April TBA
7.00%, 4/25/37	(i)1,025	1,057
May TBA
7.00%, 5/25/37	(i)3,125	3,221
Government National Mortgage Association,
Various Pools:
9.50%, 10/15/18 - 11/15/21	99	108
10.00%, 11/15/09 - 12/15/21	286	318
10.50%, 2/15/20 - 12/15/20	56	63
11.00%, 1/15/19	59	65
		10,084
Asset Backed Corporates (4.0%)
ACE Securities Corp.
5.64%, 5/25/34	(h)78	78
Aegis Asset Backed Securities Trust
5.43%, 10/25/35	(h)8	8
American Express Credit Account Master Trust
5.32%, 10/15/12	(h)325	325
5.43%, 12/15/09	(h)550	550
Argent Securities, Inc.
5.37%, 10/25/36	(h)402	402
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35	(h)58	58
5.52%, 9/25/34	(h)61	61
5.54%, 3/25/35	(h)114	115
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	55	55
5.38%, 5/15/11	(h)575	575
5.40%, 1/15/08	(h)30	30
Carrington Mortgage Loan Trust
5.40%, 3/25/47	(h)375	375
5.44%, 10/25/35	(h)9	9
5.47%, 9/25/35	(h)61	61
Citibank Credit Card Issuance Trust
5.34%, 3/22/12	(c)(h)400	400
Countrywide Asset Backed Certificates
5.47%, 7/25/25	(h)245	246
First Franklin Mortgage Loan Asset Backed Certificates
5.36%, 3/25/37	(h)362	362
5.37%, 7/25/36	(h)310	310
5.39%, 2/25/36	(h)234	234
5.42%, 7/25/35	(h)83	83
5.44%, 10/25/35	(h)229	229
Fremont Home Loan Owner Trust
5.37%, 10/25/36	(h)409	409
GE Capital Credit Card Master Note Trust
5.36%, 9/15/10	(h)350	350
GE Dealer Floorplan Master Note Trust
5.40%, 7/20/09	(h)450	450
GSAMP Trust
5.39%, 1/25/37	(h)343	343
5.40%, 4/25/47	450	450
Lehman Brothers Commercial Mortgage Trust
5.44%, 9/15/21	(h)335	335
MBNA Credit Card Master Note Trust
5.46%, 2/15/10	(h)500	501
MBNA Master Credit Card Trust
7.80%, 10/15/12	900	976
RAAC Series
5.42%, 9/25/45	(h)153	153
Residential Asset Mortgage Products, Inc.
5.39%, 6/25/29	(h)396	397
Residential Asset Securities Corp.
5.43%, 2/25/30	(h)350	350

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Securitized Asset Backed Receivables LLC Trust
5.39%, 12/25/35	$ (h)130	$130
SLM Student Loan Trust
5.32%, 10/25/14	(h)675	675
Soundview Home Equity Loan Trust
5.40%, 1/25/37	(h)321	322
5.43%, 2/25/37	(h)375	375
Structured Asset Securities Corp.
5.41%, 4/25/37	(h)350	350
5.44%, 1/25/37	(e)(h)321	321
5.52%, 6/25/35	(h)131	131
Terwin Mortgage Trust
5.44%, 7/25/35	(e)@—	@—
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	100	100
Wachovia Bank Commercial Mortgage Trust
5.44%, 9/15/21	(e)(h)350	350
		12,034
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.
Inv FI IO
3.23%, 10/15/29	49	1
20.38%, 11/15/07	2	@—
Inv FI IO PAC
4.22%, 3/15/08	16	@—
4.86%, 2/15/08	31	@—
IO
5.00%, 6/15/17	274	26
6.50%, 3/15/33	164	35
7.50%, 12/1/29	110	30
8.00%, 1/1/28 - 6/1/31	34	7
Federal National Mortgage Association
Inv FI IO
2.23%, 2/17/31	423	22
3.28%, 3/18/30	20	@—
3.86%, 10/25/07	37	@—
IO
1.93%, 3/25/36	2,289	49
5.00%, 2/25/15	193	4
5.50%, 6/25/26	60	@—
6.00%, 8/25/32 - 7/25/33	152	29
6.50%, 6/1/31 - 6/25/33	322	72
7.00%, 4/25/33	107	25
8.00%, 4/1/24 - 12/1/31	405	96
9.00%, 11/1/26	44	11
IO PAC
8.00%, 8/18/27	92	20
Government National Mortgage Association
Inv FI IO
2.68%, 4/16/29	236	13
3.28%, 8/16/29	136	7
		447
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.0%)
Bear Stearns Structured Products, Inc.
1.00%, 3/27/36	(e)13,517	538
1.91%, 7/27/36	(e)6,234	247
6.00%, 4/25/37	(e)7,200	281
Countrywide Alternative Loan Trust
Zero Coupon, 4/25/47	2,225	114
1.83%, 2/25/47	4,580	250
IO
1.54%, 2/25/37	2,050	108
1.70%, 12/20/46	3,801	189
1.73%, 12/20/35	(h)2,355	64
1.78%, 3/20/46	1,937	89
1.95%, 3/20/47	3,561	198
2.71%, 12/20/35	(h)2,604	125
Countrywide Home Loan Mortgage Pass Through Trust
IO
0.76%, 2/25/35	1,940	42
Greenpoint Mortgage Funding Trust
IO
1.91%, 10/25/45	1,488	45
1.10%, 8/25/45	1,142	35
Harborview Mortgage Loan Trust
IO
0.97%, 6/19/35	(h)1,583	36
1.26%, 5/19/35	(h)2,298	55
1.63%, 3/19/37	(h)1,896	84
PO
3/19/37	1	1
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)(h)328	210
Indymac Index Mortgage Loan Trust
IO
0.91%, 7/25/35	(h)1,362	43
Residential Accredit Loans, Inc.
Zero Coupon, 4/25/47	(e)2,300	132
		2,886
Finance (1.6%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)265	277
American General Finance Corp.
4.63%, 5/15/09	65	64
4.63%, 9/1/10	15	15
AXA Financial, Inc.
6.50%, 4/1/08	60	61
Catlin Insurance Co. Ltd.
7.25%	(e)(h)(o)100	99
CIT Group, Inc.
3.65%, 11/23/07	80	79
Countrywide Home Loans, Inc.
3.25%, 5/21/08	165	161
Farmers Insurance Exchange
8.63%, 5/1/24	(e)290	346

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
General Electric Capital Corp.
4.25%, 12/1/10	$ (c)80	$78
HSBC Finance Corp.
5.88%, 2/1/09	345	349
JPMorgan Chase & Co.
7.00%, 11/15/09	255	267
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	190	188
Mantis Reef Ltd.
4.69%, 11/14/08	(e)200	198
MBNA Corp.
5.79%, 5/5/08	(h)140	141
Nationwide Building Society
4.25%, 2/1/10	(e)155	151
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	100	106
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	90	90
Residential Capital Corp.
6.38%, 6/30/10	230	230
SLM Corp.
4.00%, 1/15/10	120	117
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	125	125
Two-Rock Pass Through Trust
6.30%	(e)(h)(o)100	99
Unicredit Luxembourg Finance S.A.
5.41%, 10/24/08	(e)(h)230	230
USB Capital IX
6.19%	(h)(o)195	200
Wachovia Capital Trust III
5.80%	(h)(o)360	365
Washington Mutual, Inc.
8.25%, 4/1/10	175	189
Washington Mutual Preferred Funding II
6.67%	(e)(h)(o)100	98
World Financial Properties
6.91%, 9/1/13	(e)253	265
Xlliac Global Funding
4.80%, 8/10/10	(e)155	153
		4,741
Industrials (1.7%)
ArvinMeritor, Inc.
8.75%, 3/1/12	(c)100	104
AT&T Corp.
8.00%, 11/15/31	160	198
Brookfield Asset Management, Inc.
7.13%, 6/15/12	125	134
Caterpillar Financial Services Corp.
3.63%, 11/15/07	(h)30	30
5.43%, 8/20/07	(h)150	150
Clorox Co.
5.48%, 12/14/07	(h)140	140
Comcast Cable Communications, Inc.
6.75%, 1/30/11	40	42
ConAgra Foods, Inc.
7.00%, 10/1/28	45	48
8.25%, 9/15/30	55	67
Consumers Energy Co.
4.00%, 5/15/10	30	29
4.80%, 2/17/09	80	79
Cooper Industries, Inc.
5.25%, 11/15/12	105	105
CVS/Caremark Corp.
5.75%, 8/15/11	35	36
6.04%, 12/10/28	(e)174	177
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	(c)65	81
Delhaize America, Inc.
9.00%, 4/15/31	85	103
Echostar DBS Corp.
6.38%, 10/1/11	145	146
6.63%, 10/1/14	35	35
FBG Finance Ltd.
5.13%, 6/15/15	(c)(e)115	111
FedEx Corp.
2.65%, 4/1/07	75	75
Ford Motor Credit Co.
7.25%, 10/25/11	110	107
France Telecom S.A.
8.50%, 3/1/31	120	156
General Motors Acceptance Corp.
6.88%, 9/15/11	365	366
Hewlett-Packard Co.
5.49%, 5/22/09	(h)110	110
Home Depot, Inc.
5.48%, 12/16/09	(h)55	55
Hospira, Inc.
5.83%, 3/30/10	(h)150	150
Hyatt Equities LLC
6.88%, 6/15/07	(e)125	125
ICI Wilmington, Inc.
4.38%, 12/1/08	65	64
Interpublic Group of Companies, Inc.
6.25%, 11/15/14	70	66
Lenfest Communications, Inc.
7.63%, 2/15/08	180	183
LG Electronics, Inc.
5.00%, 6/17/10	(e)80	79
May Department Stores Co. (The)
6.70%, 7/15/34	105	104
Miller Brewing Co.
4.25%, 8/15/08	(e)110	108
Mohawk Industries, Inc.
7.20%, 4/15/12	65	69
Norfolk Southern Corp.
7.35%, 5/15/07	75	75

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Pilgrim’s Pride Corp.
7.63%, 5/1/15	$ (c)80	$80
9.63%, 9/15/11	30	31
Sara Lee Corp.
6.13%, 11/1/32	115	107
SBC Communications Inc.
6.15%, 9/15/34	70	69
Sprint Capital Corp.
8.75%, 3/15/32	15	18
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)158	167
Telecom Italia Capital S.A.
4.00%, 1/15/10	155	150
Telefonica Europe BV
8.25%, 9/15/30	125	150
Time Warner, Inc.
5.59%, 11/13/09	(h)210	211
Union Pacific Corp.
6.63%, 2/1/08	45	46
6.79%, 11/9/07	35	35
Viacom, Inc.
6.88%, 4/30/36	110	111
WellPoint, Inc.
3.75%, 12/14/07	30	30
Yum! Brands, Inc.
8.88%, 4/15/11	70	79
		4,991
Mortgages — Other (7.1%)
American Home Mortgage Assets
5.45%, 3/25/47	(h)475	474
5.51%, 10/25/46	(h)594	595
5.55%, 9/25/46	(h)491	493
American Home Mortgage Investment Trust
5.51%, 4/25/37	(h)350	350
Banc of America Funding Corp.
5.67%, 9/20/35	(h)182	183
Bear Stearns Mortgage Funding Trust
5.57%, 7/25/36	(h)387	387
Countrywide Alternative Loan Trust
5.25%, 7/25/46	(e)(h)126	126
5.48%, 2/25/47	(e)(h)332	331
5.51%, 10/25/46 - 11/25/46	(h)676	676
5.58%, 11/20/35	(h)187	187
5.59%, 7/25/46	(h)297	298
5.63%, 3/20/46	287	288
6.50%, 10/25/46	(e)177	176
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 3/25/35	(h)61	61
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.47%, 2/25/47	(e)585	585
Deutsche ALT-A Securities, Inc., NIM Trust
6.75%, 2/25/47	169	168
Downey Savings & Loan Association Mortgage Loan Trust
5.52%, 10/19/36	(h)476	478
5.92%, 4/19/46	(h)446	446
Federal Home Loan Mortgage Corp.
5.89%, 10/1/36	415	419
Federal National Mortgage Association
5.38%, 12/25/36	289	289
PAC
8.50%, 9/25/20	16	17
Greenpoint Mortgage Funding Trust
5.50%, 1/25/37	(h)373	372
5.52%, 3/25/47	(h)550	550
5.61%, 2/25/36	(h)346	347
5.64%, 3/25/36	(h)393	394
Harborview Mortgage Loan Trust
5.41%, 1/19/38	(h)176	176
5.47%, 3/19/38	(h)371	371
5.50%, 11/19/36	(h)484	482
5.51%, 12/19/37	(h)549	550
5.52%, 7/21/36 - 3/19/38	676	676
5.53%, 11/19/36	(h)489	491
5.55%, 7/19/46	(h)338	338
5.57%, 10/19/37	(h)385	386
5.61%, 7/19/45	(h)125	125
5.70%, 11/19/35	(h)214	215
Harborview NIM Corp.
6.41%, 7/22/36 - 3/19/38	(e)453	452
Impac CMB Trust
5.57%, 6/25/34	(h)128	128
Indymac Index Mortgage Loan Trust
5.42%, 2/25/37	(h)391	392
5.44%, 7/25/46	(h)525	527
5.57%, 6/25/46	(h)466	468
Luminent Mortgage Capital, Inc.
5.56%, 4/25/36	(h)292	293
5.57%, 5/25/36	(h)270	271
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)110	110
Mortgage Equity Conversion Asset Trust
5.46%, 2/25/42	(h)350	350
Residential Accredit Loans, Inc.
5.48%, 2/25/37 - 3/25/47	(h)1,171	1,171
5.51%, 12/25/36	(h)418	420
5.55%, 5/25/46	(h)207	207
5.58%, 2/25/46	(h)136	136
5.59%, 2/25/46	(h)149	149
Ryland Acceptance Corp. IV
6.65%, 7/1/11	5	5
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36	(h)145	145
5.52%, 10/25/36	(h)334	335
5.55%, 7/25/36 - 8/25/36	(h)922	925
5.59%, 4/25/36	(h)517	520
Wamu Alternative Mortgage Pass Through Certificates
5.42%, 5/25/46	(h)147	147

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Face
		Amount	Value
		(000)	(000)
Mortgages — Other (cont’d)
5.51%, 7/25/46		$ (h)198	$198
5.92%, 4/25/46		(h)343	344
Washington Mutual, Inc.
5.57%, 11/25/45 - 12/25/45		(h)395	396
5.58%, 7/25/44 - 10/25/45		158	158
5.59%, 4/25/45		(h)209	209
5.61%, 8/25/45		(h)77	77
Zuni Mortgage Loan Trust
5.45%, 8/25/36		(h)319	318
			21,351
Sovereign (0.4%)
Citigroup, Inc.
Zero Coupon, 7/17/08		70	83
Government of Argentina
5.83%, 12/31/33		280	134
Government of Japan
0.30%, 3/20/08	JPY	85,000	719
United Mexican States
9.50%, 12/18/14	MXN	2,090	211
			1,147
U.S. Treasury Securities (4.4%)
U.S. Treasury Bonds
6.13%, 8/15/29		(c)25	29
6.25%, 5/15/30		(c)4,140	4,906
8.13%, 8/15/19		(c)2,100	2,743
U.S. Treasury Note
3.88%, 2/15/13		(c)1,170	1,131
U.S. Treasury Strip
IO
5.06%, 5/15/21		(c)9,245	4,591
			13,400
Utilities (0.4%)
Arizona Public Service Co.
5.80%, 6/30/14		110	111
CenterPoint Energy Resources Corp.
6.25%, 2/1/37		35	35
Consolidated Natural Gas Co.
6.25%, 11/1/11		45	47
Detroit Edison Co.
6.13%, 10/1/10		60	62
Entergy Gulf States, Inc.
3.60%, 6/1/08		45	44
5.76%, 12/1/09		(h)75	75
6.09%, 12/8/08		(e)(h)105	105
Kinder Morgan Finance Co.
5.70%, 1/5/16		125	117
NiSource Finance Corp.
5.93%, 11/23/09		(h)85	85
Ohio Power Corp.
6.00%, 6/1/16		110	114
Plains All American Pipeline LP
6.70%, 5/15/36		110	113
PSEG Energy Holdings LLC
8.63%, 2/15/08		(c)65	67
Sempra Energy
4.62%, 5/17/07		75	75
Texas Eastern Transmission LP
7.00%, 7/15/32		70	78
TXU Energy Co. LLC
7.00%, 3/15/13		70	73
Wisconsin Electric Power Co.
3.50%, 12/1/07		30	30
			1,231
Total Fixed Income Securities (Cost $76,994)			75,796

	Shares
Common Stocks (58.9%)
Aerospace & Defense (1.4%)
Boeing Co.	9,450	840
General Dynamics Corp.	3,800	290
Honeywell International, Inc.	10,200	470
Lockheed Martin Corp.	4,450	432
Northrop Grumman Corp.	7,110	528
Raytheon Co.	16,200	850
Rockwell Collins, Inc.	1,200	80
United Technologies Corp.	11,800	767
		4,257
Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	17,546	838
Expeditors International Washington, Inc.	15,600	644
FedEx Corp.	1,850	199
United Parcel Service, Inc.	7,000	491
		2,172
Airlines (0.0%)
Southwest Airlines Co.	6,150	90
Automobiles (0.2%)
Ford Motor Co.	28,700	227
Honda Motor Co. Ltd. ADR	9,410	328
		555
Beverages (1.1%)
Anheuser-Busch Cos., Inc.	5,538	279
Brown-Forman Corp., Class B	600	39
Coca-Cola Co. (The)	44,684	2,145
Coca-Cola Enterprises, Inc.	2,803	57
Pepsi Bottling Group, Inc.	1,440	46
PepsiCo., Inc.	11,625	739
		3,305
Biotechnology (0.6%)
Amgen, Inc.	(a)11,960	668
Applera Corp. - Applied Biosystems Group	8,010	237
Biogen Idec, Inc.	(a)3,336	148
Genentech, Inc.	(a)6,440	529
Genzyme Corp.	(a)1,600	96
Gilead Sciences, Inc.	(a)2,600	199

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Biotechnology (cont’d)
Medimmune, Inc.	(a)1,270	$46
		1,923
Building Products (0.1%)
American Standard Cos., Inc.	3,350	178
Masco Corp.	8,150	223
		401
Capital Markets (1.6%)
Bank of New York Co., Inc. (The)	2,990	121
Bear Stearns Cos., Inc. (The)	1,500	226
Charles Schwab Corp. (The)	47,191	863
Franklin Resources, Inc.	4,780	578
Goldman Sachs Group, Inc.	4,540	938
Lehman Brothers Holdings, Inc.	5,874	412
Mellon Financial Corp.	1,740	75
Merrill Lynch & Co., Inc.	17,760	1,450
Northern Trust Corp.	570	34
State Street Corp.	2,480	161
		4,858
Chemicals (0.7%)
Bayer AG ADR	23,010	1,472
E.I. du Pont de Nemours & Co.	10,390	513
Tronox, Inc.	207	3
		1,988
Commercial Banks (2.4%)
Akbank T.A.S.	91,102	609
Ameriprise Financial, Inc.	1,760	101
Bank of America Corp.	37,670	1,922
Bank Pekao S.A.	5,906	525
BB&T Corp.	750	31
Comerica, Inc.	440	26
Fifth Third Bancorp.	11,630	450
KeyCorp.	340	13
Komercni Banka A.S.	2,718	473
Marshall & Ilsley Corp.	670	31
National City Corp.	1,220	45
PNC Financial Services Group, Inc.	6,820	491
Powszechna Kasa	30,873	514
Regions Financial Corp.	1,954	69
SunTrust Banks, Inc.	510	42
Synovus Financial Corp.	1,120	36
Turkiye Garanti Bankasi A.S.	94,238	743
Turkiye Is Bankasi	124,706	600
U.S. Bancorp	3,690	129
Wachovia Corp.	3,746	206
Wells Fargo & Co.	6,440	222
		7,278
Commercial Services & Supplies (0.7%)
ACCO Brands Corp.	(a)376	9
Corporate Executive Board Co.	12,195	926
Iron Mountain, Inc.	(a)21,325	557
Monster Worldwide, Inc.	(a)12,953	614
		2,106
Communications Equipment (1.4%)
Alcatel-Lucent ADR	30,400	359
Avaya, Inc.	(a)3,956	47
Cisco Systems, Inc.	(a)76,374	1,950
Comverse Technology, Inc.	(a)2,000	43
Corning, Inc.	(a)15,125	344
JDS Uniphase Corp.	(a)1,795	27
Motorola, Inc.	27,012	477
QLogic Corp.	(a)2,114	36
QUALCOMM, Inc.	18,424	786
Tellabs, Inc.	(a)4,500	45
		4,114
Computers & Peripherals (2.2%)
Apple, Inc.	(a)17,900	1,663
Dell, Inc.	(a)28,869	670
EMC Corp.	(a)27,550	382
Hewlett-Packard Co.	38,752	1,555
International Business Machines Corp.	19,015	1,792
Lexmark International, Inc., Class A	(a)1,215	71
Network Appliance, Inc.	(a)3,629	133
Sun Microsystems, Inc.	(a)46,134	277
		6,543
Construction Materials (0.2%)
Cemex SAB de C.V. ADR	17,076	559
Consumer Finance (0.6%)
American Express Co.	31,487	1,776
Capital One Financial Corp.	1,773	134
SLM Corp.	300	12
		1,922
Distributors (0.2%)
Li & Fung Ltd.	158,000	496
Diversified Consumer Services (0.0%)
H&R Block, Inc.	3,100	65
Diversified Financial Services (3.2%)
Brookfield Asset Management, Inc.	43,950	2,297
Chicago Mercantile Exchange Holdings, Inc.	1,047	558
Citigroup, Inc.	58,725	3,015
Fortress Investment Group LLC	1,726	49
JPMorgan Chase & Co.	53,946	2,610
Moody’s Corp.	18,682	1,159
		9,688
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	420	17
Embarq Corp.	4,725	266
France Telecom S.A. ADR	13,070	345
Qwest Communications International, Inc.	(a)100	1
Verizon Communications, Inc.	29,634	1,124
		1,753
Electric Utilities (1.4%)
AES Corp. (The)	(a)4,400	95
American Electric Power Co., Inc.	13,150	641
CEZ 2	10,955	492
Consolidated Edison, Inc.	1,300	66

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Electric Utilities (cont’d)
Edison International	1,800	$89
Entergy Corp.	10,345	1,085
Exelon Corp.	4,400	302
FirstEnergy Corp.	9,350	619
FPL Group, Inc.	3,200	196
PPL Corp.	2,600	106
Progress Energy, Inc.	1,300	66
Southern Co. (The)	5,100	187
TXU Corp.	3,700	237
		4,181
Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	1,100	49
Emerson Electric Co.	9,100	392
Rockwell Automation, Inc.	1,000	60
		501
Electronic Equipment & Instruments (0.1%)
Agilent Technologies, Inc.	(a)5,918	199
Jabil Circuit, Inc.	3,052	65
Molex, Inc.	1,550	44
Sanmina-SCI Corp.	(a)5,348	19
Solectron Corp.	(a)12,249	39
		366
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	3,860	255
BJ Services Co.	3,080	86
Halliburton Co.	9,968	317
Nabors Industries Ltd.	(a)2,900	86
Schlumberger Ltd.	20,130	1,391
Transocean, Inc.	(a)2,990	244
		2,379
Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	24,624	1,326
CVS/Caremark Corp.	3,840	131
Kroger Co. (The)	12,958	366
Rite Aid Corp.	(a)13,700	79
Safeway, Inc.	2,002	73
SUPERVALU, Inc.	3,589	140
Sysco Corp.	3,090	105
Wal-Mart Stores, Inc.	35,364	1,660
Walgreen Co.	4,889	225
		4,105
Food Products (1.1%)
Archer-Daniels-Midland Co.	4,402	162
Cadbury Schweppes plc ADR	12,740	654
Campbell Soup Co.	2,520	98
ConAgra Foods, Inc.	10,511	262
General Mills, Inc.	2,467	144
Heinz (H.J.) Co.	2,559	121
Hershey Co. (The)	1,828	100
Kellogg Co.	2,593	133
Kraft Foods, Inc., Class A	9,750	309
Nestle S.A. (Registered) ADR	6,670	646
Sara Lee Corp.	5,478	93
Unilever N.V. (NY Shares)	21,470	627
W.M. Wrigley Jr. Co.	1,471	75
		3,424
Gas Utilities (0.0%)
Sempra Energy	1,300	79
Health Care Equipment & Supplies (1.5%)
Bard (C.R.), Inc.	2,100	167
Bausch & Lomb, Inc.	700	36
Baxter International, Inc.	9,250	487
Becton Dickinson & Co.	3,970	305
Biomet, Inc.	3,890	165
Boston Scientific Corp.	(a)37,985	552
Dade Behring Holdings, Inc.	13,023	571
Hospira, Inc.	(a)1,177	48
Medtronic, Inc.	19,020	933
Millipore Corp.	(a)400	29
St. Jude Medical, Inc.	(a)6,520	245
Stryker Corp.	6,520	433
Thermo Fisher Scientific, Inc.	(a)1,762	83
Waters Corp.	(a)640	37
Zimmer Holdings, Inc.	(a)3,880	332
		4,423
Health Care Providers & Services (1.8%)
Aetna, Inc.	9,840	431
AmerisourceBergen Corp.	3,980	210
Cardinal Health, Inc.	6,660	486
CIGNA Corp.	4,990	712
Express Scripts, Inc.	(a)2,500	202
Health Management Associates, Inc., Class A	4,200	46
Humana, Inc.	(a)2,500	145
IMS Health, Inc.	4,400	130
Manor Care, Inc.	1,000	54
McKesson Corp.	4,510	264
Medco Health Solutions, Inc.	(a)3,917	284
Quest Diagnostics, Inc.	3,200	160
Tenet Healthcare Corp.	(a)7,000	45
UnitedHealth Group, Inc.	30,610	1,621
WellPoint, Inc.	(a)8,800	714
		5,504
Hotels Restaurants & Leisure (1.4%)
Carnival Corp.	1,800	84
Harrah’s Entertainment, Inc.	650	55
Marriott International, Inc., Class A	28,473	1,394
McDonald’s Corp.	28,413	1,280
Starbucks Corp.	(a)2,700	85
Starwood Hotels & Resorts Worldwide, Inc.	900	59
Wynn Resorts Ltd.	12,280	1,165
Yum! Brands, Inc.	1,200	69
		4,191
Household Products (1.4%)
Clorox Co.	2,517	160
Colgate Palmolive Co.	6,092	407
Kimberly-Clark Corp.	9,040	619

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Household Products (cont’d)
Procter & Gamble Co.	48,270	$3,049
		4,235
Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.	1,300	113
Industrial Conglomerates (2.8%)
3M Co.	7,800	596
General Electric Co.	143,850	5,087
Siemens AG ADR	8,640	926
Textron, Inc.	1,250	112
Tyco International Ltd.	49,000	1,546
		8,267
Insurance (2.9%)
ACE Ltd.	1,730	99
Aegon N.V. (NY Shares)	11,730	234
Aflac, Inc.	3,660	172
Allstate Corp. (The)	5,040	303
AMBAC Financial Group, Inc.	450	39
American International Group, Inc.	16,330	1,098
AON Corp.	1,300	49
Berkshire Hathaway, Inc., Class B	(a)333	1,212
Chubb Corp.	15,090	780
Cincinnati Financial Corp.	425	18
Hartford Financial Services Group, Inc.	8,160	780
Lincoln National Corp.	2,159	146
Loews Corp.	2,860	130
Marsh & McLennan Cos., Inc.	39,100	1,145
MBIA, Inc.	1,560	102
Metlife, Inc.	5,290	334
Principal Financial Group	2,670	160
Progressive Corp. (The)	6,540	143
Prudential Financial, Inc.	3,500	316
St. Paul Travelers Cos., Inc. (The)	19,436	1,006
XL Capital Ltd., Class A	6,740	471
		8,737
Internet & Catalog Retail (1.3%)
Amazon.com, Inc.	(a)38,556	1,534
eBay, Inc.	(a)68,510	2,271
		3,805
Internet Software & Services (1.5%)
Google, Inc., Class A	(a)5,503	2,521
Yahoo!, Inc.	(a)60,250	1,885
		4,406
IT Services (0.2%)
Automatic Data Processing, Inc.	2,100	102
Electronic Data Systems Corp.	2,100	58
First Data Corp.	2,100	56
Paychex, Inc.	1,300	49
Western Union Co. (The)	20,028	440
		705
Machinery (0.8%)
Caterpillar, Inc.	8,100	543
Danaher Corp.	3,200	229
Deere & Co.	2,250	244
Dover Corp.	3,250	159
Eaton Corp.	1,900	159
Illinois Tool Works, Inc.	7,400	382
Ingersoll-Rand Co. Ltd., Class A	6,770	294
ITT Industries, Inc.	2,100	127
Paccar, Inc.	3,237	237
Parker Hannifin Corp.	1,500	129
		2,503
Media (1.9%)
CBS Corp., Class B	75	2
Central European T.V.	(a)6,600	584
Clear Channel Communications, Inc.	5,119	179
Comcast Corp., Class A	(a)12,315	320
Grupo Televisa S.A. ADR	47,736	1,422
Idearc, Inc.	135	5
Interpublic Group of Cos., Inc.	(a)50	1
Live Nation, Inc.	(a)263	6
McClatchy Co.	25	1
McGraw-Hill Cos., Inc. (The)	10,049	632
New York Times Co., Class A	50	1
Omnicom Group, Inc.	50	5
Time Warner, Inc.	62,403	1,231
TVN S.A.	(a)54,982	500
Viacom, Inc.	(a)20,940	861
Walt Disney Co.	150	5
		5,755
Metals & Mining (0.2%)
Newmont Mining Corp.	12,063	507
Multi-Utilities (0.4%)
Ameren Corp.	1,300	65
Dominion Resources, Inc./VA	1,900	169
DTE Energy Co.	1,400	67
Duke Energy Corp.	7,828	159
KeySpan Corp.	1,400	58
PG&E Corp.	3,200	154
Public Service Enterprise Group, Inc.	1,300	108
Williams Cos., Inc.	13,420	382
		1,162
Multiline Retail (0.7%)
Sears Holdings Corp.	(a)11,506	2,073
Office Electronic (0.1%)
Xerox Corp.	(a)8,454	143
Oil, Gas & Consumable Fuels (6.2%)
Anadarko Petroleum Corp.	5,240	225
Apache Corp.	3,486	246
Chevron Corp.	24,057	1,779
ConocoPhillips	27,549	1,883
Devon Energy Corp.	4,900	339
EOG Resources, Inc.	2,200	157
Exxon Mobil Corp.	70,441	5,315

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Oil, Gas & Consumable Fuels (cont’d)
Hess Corp.	2,710	$150
Hugoton Royalty Trust	131	3
Kinder Morgan, Inc.	1,100	117
LUKOIL ADR	10,414	901
Marathon Oil Corp.	3,620	358
Monsanto Co.	39,940	2,195
OAO Gazprom (Registered) ADR	19,276	807
Occidental Petroleum Corp.	10,768	531
Royal Dutch Shell plc ADR	11,140	739
Spectra Energy Corp.	4,114	108
Tupras Turkiye Petrol Rafine	30,796	686
Ultra Petroleum Corp.	(a)29,220	1,552
Valero Energy Corp.	5,300	342
XTO Energy, Inc.	2,200	121
		18,554
Personal Products (0.1%)
Avon Products, Inc.	5,490	205
Pharmaceuticals (4.4%)
Abbott Laboratories	33,806	1,886
Allergan, Inc.	1,060	117
Bristol-Myers Squibb Co.	51,331	1,425
Eli Lilly & Co.	27,050	1,453
Forest Laboratories, Inc.	(a)2,510	129
GlaxoSmithKline plc ADR	5,700	315
Johnson & Johnson	23,160	1,396
King Pharmaceuticals, Inc.	(a)1,030	20
Merck & Co., Inc.	15,700	694
Pfizer, Inc.	76,941	1,944
Roche Holding AG ADR	8,930	786
Sanofi-Aventis ADR	4,000	174
Schering-Plough Corp.	64,060	1,634
Wyeth	25,477	1,275
		13,248
Road & Rail (0.2%)
Burlington Northern and Santa Fe Railway Co.	2,100	169
CSX Corp.	3,800	152
Norfolk Southern Corp.	2,350	119
Union Pacific Corp.	1,550	157
		597
Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.	(a)4,022	52
Altera Corp.	(a)4,329	87
Analog Devices, Inc.	3,392	117
Applied Materials, Inc.	15,963	292
Broadcom Corp., Class A	(a)4,730	152
Intel Corp.	74,066	1,417
KLA-Tencor Corp.	2,010	107
Linear Technology Corp.	2,658	84
LSI Logic Corp.	(a)460	5
Maxim Integrated Products, Inc.	3,114	92
Micron Technology, Inc.	(a)31,856	385
National Semiconductor Corp.	4,106	99
Novellus Systems, Inc.	(a)1,828	59
NVIDIA Corp.	(a)3,800	109
Teradyne, Inc.	(a)1,455	24
Texas Instruments, Inc.	15,978	481
Xilinx, Inc.	3,160	81
		3,643
Software (0.5%)
Accelr8 Technology Corp.	(a)233	1
Adobe Systems, Inc.	(a)1,400	58
Electronic Arts, Inc.	(a)900	45
Microsoft Corp.	19,800	552
NCR Corp.	(a)1,008	48
Oracle Corp.	(a)9,800	178
Symantec Corp.	(a)40,130	694
		1,576
Specialty Retail (0.9%)
Abercrombie & Fitch Co., Class A	10,753	814
AutoZone, Inc.	(a)4,774	611
Home Depot, Inc.	28,390	1,043
Office Depot, Inc.	(a)4,720	166
		2,634
Steel (0.3%)
Nucor Corp.	12,473	812
Textiles, Apparel & Luxury Goods (0.2%)
Nike, Inc., Class B	6,077	646
Thrifts & Mortgage Finance (0.4%)
Countrywide Financial Corp.	1,230	41
Fannie Mae	1,700	93
Freddie Mac	17,560	1,045
MGIC Investment Corp.	225	13
Washington Mutual, Inc.	2,010	81
		1,273
Tobacco (0.7%)
Altria Group, Inc.	23,020	2,021
Reynolds American, Inc.	1,500	94
UST, Inc.	1,012	59
		2,174
Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	550	42
Wireless Telecommunication Services (2.0%)
America Movil S.A. de C.V., Series L ADR	25,867	1,236
China Mobile Ltd. ADR	8,400	377
Crown Castle International Corp.	(a)15,146	487
Mobile Telesystems OJSC ADR	24,400	1,365
Sprint Nextel Corp.	33,897	643
Turkcell Iletisim Hizmet A.S.	94,238	481
Vimpel-Communications	15,800	1,498
		6,087
Total Common Stocks (Cost $141,920)		177,128

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Investment Companies (7.2%)
iShares MSCI Emerging Markets Index Fund	65,694	$7,640
iShares MSCI EMU Index Fund	100	11
iShares MSCI Hong Kong Index Fund	93,300	1,501
iShares MSCI Japan Index Fund	18,500	270
iShares MSCI Mexico Index Fund	113,233	6,151
iShares MSCI United Kingdom Index Fund	99,100	2,385
StreetTRACKS Gold Trust	56,700	3,729
Total Investment Companies (Cost $16,616)		21,687

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
6/07 @ $94.25	190	1
6/07 @ $94.50	24	@—
9/07 @ $94.75	178	27
12/07 @ $94.75	375	61
12/07 @ $94.50	19	1
Total Put Options Purchased (Cost $195)		90

Shares
Preferred Stock (0.0%)
Mortgages — Other (0.0%)
Home Ownership Funding Corp.
13.33% (Cost $92)	(a)(e)500	74

	Face
	Amount
	(000)
Short-Term Investments (11.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (2.6%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)172	172
Alliance & Leicester plc, 5.33%, 4/10/07	(h)123	123
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07	60	60
Bancaja, 5.36%, 4/19/07	(h)61	61
Bank of America Corp., 5.32%, 4/2/07	(h)196	196
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)61	61
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)123	123
BNP Paribas plc, 5.33%, 5/21/07	(h)123	123
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)245	245
CIC, New York,
5.30%, 4/3/07	(h)86	86
5.34%, 4/2/07	(h)123	123
CIT Group Holdings, 5.37%, 7/18/07	(h)221	221
Credit Suisse First Boston, New York,
5.29%, 5/15/07	74	74
5.32%, 4/2/07	(h)123	123
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07	491	491
5.46%, 4/2/07	1,178	1,178
Dexia Bank, New York, 5.32%, 4/2/07	(h)123	123
First Tennessee Bank, 5.33%, 4/17/07	(h)61	61
Gemini Securitization Corp., 5.41%, 4/2/07	176	176
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)61	61
5.55%, 4/2/07	(h)115	115
HSBC Finance Corp., 5.33%, 4/10/07	(h)61	61
Mane Funding Corp., 5.29%, 4/10/07	88	88
Manufacturers & Traders, 5.30%, 4/16/07	(h)74	74
Marshall & Ilsley Bank, 5.37%, 12/17/07	123	123
Merrill Lynch & Co., 5.33%, 4/26/07	(h)64	64
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)184	184
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)123	123
5.34%, 4/2/07	(h)123	123
National Australia Bank Ltd., 5.31%, 4/10/07	(h)93	93
National City Bank Cleveland, 5.32%, 4/2/07	(h)61	61
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)245	245
Nationwide Building Society, 5.43%, 6/28/07	(h)142	142
Nordea Bank, New York, 5.31%, 4/2/07	(h)184	184
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07	73	73
Rheingold Securitization, 5.32%, 5/15/07	109	109
Sedna Finance, Inc., 5.32%, 5/15/07	31	31
Skandi, New York, 5.32%, 4/10/07	(h)123	123
Toronto Dominion, New York, 5.32%, 5/29/07	(h)123	123
Tulip Funding Corp., 5.36%, 4/30/07	244	244
UBS Securities LLC, 5.40%, 4/2/07	1,206	1,206
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)135	135
Unicredito Italiano Bank (Ireland) plc,
5.34%, 4/10/07	(h)86	86
		7,691
Repurchase Agreement (8.8%)
J.P. Morgan Securities, Inc. 5.28%, dated 3/30/07, due 4/2/07, repurchase price $26,618	(f)26,606	26,606
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
4.97%, 7/12/07	(j)150	148
Total Short-Term Investments (Cost$34,445)		34,445
Total Investments (102.8%) (Cost $270,262) — Including $13,213 of Securities Loaned		309,220
Liabilities in Excess of Other Assets (-2.8%)		(8,431)
Net Assets (100%)		300,789

(a)           Non-income producing security.

(c)           All or a portion of security on loan at March 31, 2007.

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2007.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2007.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PO	Principal Only
PAC	Planned Amortization Class
TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	551	$738	5/14/07	USD	719	$719	$(19)
USD	22,689	22,689	7/16/07	CNY	173,255	22,786	97
		$23,427				$23,505	$78

CNY — Chinese RenMinBi

EUR — Euro

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Australian Dollar 10 yr. Bond	39	$22,870	Jun-07	$(52)
British Pound Long Gilt	22	4,667	Jun-07	(48)
MSCI Singapore	14	733	Jun-07	14
Nasdaq 100 (Equity Index)	9	1,612	Jun-07	20
Tokyo Price Index (Japanese Yen)	19	2,768	Jun-07	89
S&P 500 Emini (U.S. Dollar)	9	644	Jun-07	@—
S&P 500 Index (U.S. Dollar)	3	1,073	Jun-07	9
U.S. Treasury 10 yr. Note	142	15,354	Jun-07	(8)
U.S. Treasury 5 yr. Note	158	16,716	Jun-07	(16)
U.S. Treasury 2 yr. Note	80	16,391	Jun-07	(31)
U.S. Treasury Long Bond	52	5,785	Jun-07	(47)
Short:
U.S. Treasury Short Bond	9	1,001	Jun-07	1
				$(69)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*                 Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Equities Plus Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (90.0%)
Agency Fixed Rate Mortgages (6.5%)
Federal National Mortgage Association,
Adjustable Rate Mortgages:
6.97%, 3/1/36	$ (n)984	$1,013
7.01%, 7/1/35	(n)757	784
		1,797
Asset Backed Corporates (0.2%)
Countrywide Asset-Backed NIM Certificates
4.50%, 8/25/36	(e)61	59
Collateralized Mortgage Obligations — Agency Collateral Series (4.5%)
Bear Stearns Structured Products, Inc.
1.00%, 3/27/36	(e)5,227	209
1.91%, 7/27/36	(e)2,375	94
Countrywide Alternative Loan Trust
IO
1.95%, 3/20/47	9,892	549
Residential Accredit Loans, Inc.
Zero Coupon, 4/25/47	(e)850	49
Wamu Alternative Mortgage Pass-Through Certificates
IO
1.25%, 6/25/46	3,148	75
Washington Mutual, Inc.
IO
0.34%, 9/25/46	4,558	46
0.38%, 7/25/46	11,212	116
0.52%, 1/25/45	6,605	99
		1,237
Collateralized Mortgage Obligation — Non Agency Collateral Series (5.9%)
Countrywide Alternative Loan Trust
IO
1.08%, 9/25/35	4,685	103
1.70%, 12/20/46	6,995	348
1.85%, 8/25/46	(h)2,008	80
1.88%, 10/25/35	3,632	93
2.25%, 10/25/46	12,892	645
3.70%, 7/20/46	1,442	56
Countrywide Home Loan Mortgage
IO
0.68%, 2/25/35	1,847	40
1.39%, 2/25/35	(h)1,998	37
1.67%, 9/25/34	(h)1,969	44
Harborview Mortgage Loan Trust
IO
1.69%, 7/19/46	(h)1,171	42
PO
7/19/47	@—	@—
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)234	150
		1,638
Finance (0.9%)
Popular North America, Inc.
5.65%, 4/15/09	$55	$55
USB Capital IX
6.19%	(h)(o)60	62
Wachovia Capital Trust III
5.80%	(h)(o)130	132
		249
Industrials (0.5%)
Telecom Italia Capital S.A.
4.00%, 11/15/08	65	64
Viacom, Inc.
5.75%, 4/30/11	60	61
		125
Mortgages — Other (71.4%)
American Home Mortgage Assets
5.55%, 5/25/46	(h)(n)784	784
Countrywide Alternative Loan Trust
5.51%, 11/25/46	(h)(n)910	912
5.55%, 7/25/46	(h)(n)880	883
5.73%, 11/20/35	(h)715	719
6.68%, 2/25/36	(h)717	725
6.97%, 11/25/35	(h)609	621
Federal National Mortgage Association
5.89%, 12/25/21	82	83
5.94%, 11/25/20	21	21
6.09%, 10/25/22	49	50
7.47%, 7/1/36	(n)1,191	1,228
7.49%, 7/1/36 - 8/1/36	2,008	2,067
Federal Home Loan Mortgage Corp.
5.98%, 10/15/22	50	50
6.03%, 3/15/22 - 10/15/22	116	116
GS Mortgage Securities Corp.
6.25%, 8/25/46	(e)322	321
6.41%, 6/25/46	(e)69	69
Harborview Mortgage Loan Trust
5.53%, 11/19/36	(h)267	268
5.65%, 9/19/35	(h)810	813
5.66%, 1/19/36	(h)(n)642	643
Harborview NIM Corp.
6.41%, 12/19/36 - 3/19/38	(e)1,141	1,138
Indymac Index NIM Corp.
6.65%, 6/25/46	(e)58	58
Lehman XS Net Interest Margin Notes
6.25%, 5/28/46	(e)49	49
Lehman XS Trust
5.66%, 2/25/46	(h)740	744
Luminent Mortgage Trust
5.52%, 10/25/46	(h)(n)940	943
5.55%, 5/25/46	(h)(n)739	742
5.57%, 5/25/36	(h)(n)771	775
5.60%, 2/25/46	(h)(n)769	771

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Equities Plus Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages - Other (cont’d)
Mastr Adjustable Rate Mortgages Trust
5.57%, 4/25/46	$ (h)(n)709	$712
Novastar Mortgage-Backed Notes
5.56%, 9/25/46	(h)718	721
Residential Accredit Loans, Inc.
5.55%, 5/25/46	(h)(n)897	898
5.59%, 2/25/46	(h)(n)771	773
Sharps Sp I LLC Net Interest Margin Trust
7.00%, 10/25/46	(e)196	196
Structured Asset Mortgage Investments, Inc.
5.55%, 6/25/36	(h)(n)783	786
		19,679
Utilities (0.1%)
Kinder Morgan Finance Co.
5.70%, 1/5/16	40	37
Total Fixed Income Securities (Cost $24,908)		24,821

	No. of
	Contracts
Put Options Purchased (0.3%)
90 Day EuroDollar
6/07 @ $94.25	64	@—
6/07 @ $94.50	44	@—
6/07 @ $94.75	40	7
9/07 @ $94.75	255	40
12/07 @ $94.50	15	1
12/07 @ $94.75	249	40
Total Put Options Purchased (Cost $167)		88

	Face
	Amount
	(000)
Short-Term Investment (9.3%)
Repurchase Agreement (9.3%)
J.P. Morgan Securities, Inc. 5.28%, dated 3/30/07, due 4/2/07, repurchase price $2,551 (Cost $2,550)	$ (f)2,550	2,550
Total Investments (99.6%) (Cost $27,625)		27,459
Other Assets in Excess of Liabilities (0.4%)		115
Net Assets (100%)		$27,574

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(n)	All or a portion of the security was pledged to cover securities sold short.
(o)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2007.

@	Face Amount/Value is less than $500.
IO	Interest Only
PO	Principal Only

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar CME	31	$7,342	Jun-07	$(3)
S&P 500 Emini (U.S. Dollar)	6	429	Jun-07	4
S&P 500 Index (U.S. Dollar)	76	27,193	Jun-07	(227)
U.S. Treasury 2 yr. Note	14	2,868	Jun-07	(4)
U.S. Treasury 5 yr. Note	18	1,904	Jun-07	@—
U.S. Treasury 10 yr. Note	27	2,919	Jun-07	(6)
U.S. Treasury Long Bond	4	445	Jun-07	(3)
				$(239)

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Equities Plus Portfolio

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association,
April TBA,
5.00%, 4/25/36	$2,150	$2,078
5.50%, 4/25/37	2,700	2,672
6.00%, 4/25/37	4,400	4,433
May TBA,
5.00%, 5/25/36	2,150	2,077
5.50%, 5/25/36	1,100	1,088
(Total Proceeds $12,377)		$12,348

TBA                      To Be Announced

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (98.0%)
Auto & Transportation (5.4%)
C.H. Robinson Worldwide, Inc.	1,496,708	$71,468
Expeditors International Washington, Inc.	1,383,657	57,172
		128,640
Consumer Discretionary (44.0%)
Abercrombie & Fitch Co., Class A	928,310	70,254
Amazon.com, Inc.	(a)1,795,842	71,457
Apollo Group, Inc., Class A	(a)800,751	35,153
AutoZone, Inc.	(a)370,773	47,511
Choice Hotels International, Inc.	671,315	23,785
ChoicePoint, Inc.	(a)1,130,767	42,325
Corporate Executive Board Co.	1,126,616	85,578
Expedia, Inc.	(a)1,087,114	25,199
Focus Media Holding Ltd. ADR	(a)348,644	27,355
Grupo Televisa S.A. ADR	2,703,122	80,553
Hilton Hotels Corp.	718,504	25,837
Intercontinental Hotels Group plc ADR	1,927,374	47,664
Iron Mountain, Inc.	(a)2,070,979	54,115
ITT Educational Services, Inc.	(a)312,798	25,490
Lamar Advertising Co., Class A	552,336	34,781
Leucadia National Corp.	1,220,131	35,896
Li & Fung Ltd.	14,756,000	46,363
Monster Worldwide, Inc.	(a)1,453,872	68,870
PetSmart, Inc.	685,408	22,591
Urban Outfitters, Inc.	(a)908,198	24,076
Weight Watchers International, Inc.	493,198	22,731
Wendy’s International, Inc.	1,809,133	56,626
Wynn Resorts Ltd.	718,590	68,165
		1,042,375
Energy (8.2%)
Questar Corp.	272,226	24,286
Southwestern Energy Co.	(a)1,550,220	63,528
Ultra Petroleum Corp.	(a)2,018,224	107,228
		195,042
Financial Services (7.0%)
Alleghany Corp.	(a)90,646	33,865
Brown & Brown, Inc.	831,303	22,462
Calamos Asset Management, Inc., Class A	1,147,705	25,617
Fortress Investment Group LLC	100,262	2,876
Janus Capital Group, Inc.	2,243,232	46,906
Peoples Bank Of Bridgeport, CT	768,979	34,143
		165,869
Health Care (7.1%)
Dade Behring Holdings, Inc.	1,477,064	64,769
Stericycle, Inc.	(a)579,008	47,189
Techne Corp.	(a)967,632	55,252
		167,210
Investment Company (2.7%)
Aeroplan Income Fund	3,754,819	63,421
Materials & Processing (5.7%)
Cabot Corp.	553,627	26,425
Chaparral Steel Co.	500,572	29,118
MeadWestvaco Corp.	721,116	22,239
St. Joe Co. (The)	439,503	$22,990
Texas Industries, Inc.	455,197	34,381
		135,153
Producer Durables (4.4%)
Desarrolladora Homex S.A. de C.V. ADR	(a)625,621	36,255
NVR, Inc.	(a)49,107	32,656
Pentair, Inc.	1,098,289	34,223
		103,134
Real Estate (0.7%)
Forest City Enterprises, Inc.	248,099	16,419
Technology (9.5%)
Baidu.com ADR	(a)270,191	26,087
Crown Castle International Corp.	(a)1,415,009	45,464
Equinix, Inc.	(a)408,590	34,988
NHN Corp.	161,268	23,655
Salesforce.com, Inc.	(a)865,341	37,054
Tencent Holdings Ltd.	8,377,000	27,339
Tessera Technologies, Inc.	(a)750,967	29,843
		224,430
Utilities (3.3%)
NII Holdings, Inc.	(a)1,070,252	79,391
Total Common Stocks (Cost $1,976,308)		2,321,084

	Face
	Amount
	(000)
Short-Term Investment (2.9%)
Repurchase Agreement (2.9%)
J.P. Morgan Securities, Inc., 5.28% dated 3/30/07, due 4/2/07, repurchase price $69,484 (Cost $69,453)	$ (f)69,453	69,453
Total Investments (100.9%) (Cost $2,045,761)		2,390,537
Liabilities in Excess of Other Assets (-0.9%)		(21,359)
Net Assets (100%)		$2,369,178

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled as “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (95.1%)
Consumer Discretionary (12.1%)
Amazon.com, Inc.	(a)49,390	$1,965
Apollo Group, Inc., Class A	(a)68,600	3,012
Dow Jones & Co., Inc.	78,630	2,710
Ford Motor Co.	200,600	1,583
Newell Rubbermaid, Inc.	103,220	3,209
Office Depot, Inc.	(a)107,510	3,778
Snap-On, Inc.	56,770	2,731
		18,988
Consumer Staples (7.1%)
ConAgra Foods, Inc.	146,860	3,658
Estee Lauder Cos., Inc. (The)	78,000	3,810
Rite Aid Corp.	(a)632,050	3,647
		11,115
Energy (6.4%)
Amerada Hess Corp.	77,340	4,290
Cameron International Corp.	(a)42,490	2,668
El Paso Corp.	209,300	3,029
		9,987
Financials (25.7%)
A.G. Edwards, Inc.	46,100	3,189
ACE Ltd.	67,380	3,845
Allied World Assurance Holdings Ltd. (Bermuda)	90,360	3,863
Amvescap plc ADR	134,440	2,971
Aspen Insurance Holdings Ltd.	119,220	3,125
Charles Schwab Corp. (The)	153,630	2,810
Conseco, Inc.	(a)112,470	1,946
Hudson City Bancorp, Inc.	268,520	3,673
KKR Financial Corp. REIT	151,970	4,168
Lazard Ltd.	69,780	3,502
Marsh & McLennan Cos., Inc.	140,320	4,110
Northern Trust Corp.	49,290	2,964
		40,166
Health Care (8.9%)
Affymetrix, Inc.	(a)111,500	3,353
Applera Corp. - Applied Biosystems Group (Tracking Stock)	24,490	724
Beckman Coulter, Inc.	63,740	4,072
HealthSouth Corp.	(a)123,898	2,603
Owens & Minor, Inc.	71,300	2,619
Tenet Healthcare Corp.	(a)75,664	487
		13,858
Industrials (7.8%)
Goodrich Corp.	77,950	4,013
McDermott International, Inc.	(a)51,070	2,501
Pitney Bowes, Inc.	76,270	3,462
Valspar Corp.	80,550	2,242
		12,218
Information Technology (10.1%)
Andrew Corp.	(a)287,030	3,040
Diebold, Inc.	104,300	4,976
Flextronics International Ltd.	(a)214,907	2,351
Juniper Networks, Inc.	(a)186,740	3,675
Linear Technology Corp.	54,210	$1,712
		15,754
Materials (7.4%)
International Flavors & Fragrances, Inc.	83,248	3,931
Nalco Holding Co.	147,336	3,521
Sealed Air Corp.	132,040	4,173
		11,625
Telecommunication Services (2.5%)
CenturyTel, Inc.	86,350	3,902
Utilities (7.1%)
Constellation Energy Group, Inc.	49,915	4,340
NiSource, Inc.	132,310	3,234
Wisconsin Energy Corp.	72,600	3,522
		11,096
Total Common Stocks (Cost $127,587)		148,709
Investment Company (1.2%)
StreetTRACKS Gold Trust ($1,568)	29,130	1,916

	Face
	Amount
	(000)
Short-Term Investment (4.1%)
Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $6,437 (Cost $6,434)	$ (f)6,434	6,434
Total Investments (100.4%) (Cost $135,589)		157,059
Liabilities in Excess of Other Assets (-0.4%)		(674)
Net Assets (100%)		$156,385

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

U.S. Small Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (94.6%)
Basic Resources (5.8%)
Albany International Corp., Class A	311,400	$11,192
Cytec Industries, Inc.	200,600	11,282
Hercules, Inc.	(a)578,235	11,299
Rock-Tenn Co., Class A	237,400	7,881
Silgan Holdings, Inc.	155,800	7,963
		49,617
Consumer Durables (2.5%)
Dayton Superior Corp.	(a)492,600	5,093
General Cable Corp.	(a)136,400	7,288
Jarden Corp.	(a)235,300	9,012
		21,393
Consumer Services (4.5%)
Cenveo, Inc.	(a)591,000	14,361
Consolidated Graphics, Inc.	(a)155,200	11,493
Lin Television Corp., Class A	(a)146,000	2,321
Sinclair Broadcast Group, Inc., Class A	716,300	11,067
		39,242
Energy (4.9%)
Denbury Resources, Inc.	(a)296,000	8,818
St. Mary Land & Exploration Co.	261,760	9,601
Superior Energy Services, Inc.	(a)354,030	12,204
Universal Compression Holdings, Inc.	(a)176,720	11,960
		42,583
Financial Services (18.5%)
AerCap Holdings N.V.	(a)247,100	7,193
Alabama National Bancorporation	59,800	4,234
Anthracite Capital, Inc. REIT	869,900	10,439
Conseco, Inc.	(a)628,500	10,873
Employers Holdings, Inc.	(a)387,300	7,754
First Niagara Financial Group, Inc.	532,200	7,403
FTI Consulting, Inc.	(a)326,300	10,960
Greater Bay Bancorp.	203,600	5,475
Integra Bank Corp.	210,100	4,683
LaSalle Hotel Properties, REIT	147,800	6,852
Max Re Capital Ltd.	614,940	15,669
MB Financial, Inc.	207,200	7,461
National Financial Partners Corp.	149,600	7,018
NYMAGIC, Inc.	151,100	6,172
Platinum Underwriters Holdings Ltd.	301,000	9,656
ProAssurance Corp.	(a)204,951	10,483
Provident New York Bancorp., Inc.	420,700	5,953
TAL International Group, Inc.	316,602	7,599
United America Indemnity Ltd., Class A	(a)607,930	14,104
		159,981
Food & Tobacco (1.6%)
Corn Products International, Inc.	379,200	13,496
Health Care (6.8%)
Apria Healthcare Group, Inc.	(a)482,230	15,552
Bio-Rad Laboratories, Inc., Class A	(a)180,400	12,599
Perrigo Co.	616,183	10,882
PRA International	(a)284,900	6,143
Sciele Pharma, Inc.	(a)487,600	$11,546
West Pharmaceutical Services, Inc.	44,700	2,076
		58,798
Heavy Industry & Transportation (24.5%)
AAR Corp.	(a)202,700	5,586
ACCO Brands Corp.	(a)1,345,920	32,423
Actuant Corp., Class A	151,100	7,670
Acuity Brands, Inc.	216,460	11,784
Brink’s Co. (The)	214,700	13,623
CIRCOR International, Inc.	299,372	10,688
DRS Technologies, Inc.	450,100	23,482
Gartner, Inc.	(a)416,900	9,985
Geo Group, Inc. (The)	(a)250,126	11,336
Gevity HR, Inc.	381,100	7,523
Global Imaging Systems, Inc.	(a)429,000	8,365
MAXIMUS, Inc.	701,670	24,193
Moog, Inc., Class A	(a)275,800	11,487
Pacer International, Inc.	321,500	8,661
Stantec, Inc.	(a)329,806	9,007
Watts Water Technologies, Inc., Class A	277,200	10,542
Wright Express Corp.	(a)164,000	4,974
		211,329
Retail (9.7%)
AFC Enterprises, Inc.	(a)699,400	14,023
Central Garden & Pet Co.	(a)457,214	6,753
Central Garden & Pet Co., Class A	(a)353,328	5,194
Denny’s Corp.	(a)2,424,500	11,880
Landry’s Restaurants, Inc.	223,000	6,601
Lithia Motors, Inc., Class A	296,155	8,117
Maidenform Brands, Inc.	(a)346,719	7,999
Stage Stores, Inc.	431,700	10,063
Tween Brands, Inc.	(a)360,600	12,881
		83,511
Technology (11.9%)
Adtran, Inc.	41,500	1,010
Belden CDT, Inc.	547,850	29,359
Electronics for Imaging, Inc.	(a)740,500	17,365
Microsemi Corp.	(a)350,600	7,296
MSC.Software Corp.	(a)974,400	13,398
MTC Technologies, Inc.	(a)294,727	6,198
Paxar Corp.	(a)453,300	13,010
Tekelec	(a)992,200	14,794
		102,430
Utilities (3.9%)
AGL Resources, Inc.	40,200	1,718
Avista Corp.	292,821	7,095
Cellcom Israel Ltd.	(a)266,400	4,859
PNM Resources, Inc.	254,650	8,225
Syniverse Holdings, Inc.	(a)381,800	4,024
UGI Corp.	268,900	7,182
		33,103
Total Common Stocks (Cost $652,546)		$815,483

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

U.S. Small Cap Value Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (5.8%)
Repurchase Agreement (5.8%)
J.P. Morgan Securities, Inc., 5.28% dated 3/30/07, due 04/02/07, repurchase price $49,745 (Cost $49,723)	$ (f)49,723	$49,723
Total Investments (100.4%) (Cost $702,269)		865,206
Liabilities in Excess of Other Assets (-0.4%)		(3,317)
Net Assets (100%)		$861,889

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Value Portfolio

		Value
	Shares	(000)
Common Stocks (97.1%)
Consumer Discretionary (11.7%)
Clear Channel Communications, Inc.	100,099	$3,507
Comcast Corp., Class A	(a)(c)495,300	12,853
Gannett Co., Inc.	49,600	2,792
Home Depot, Inc.	54,200	1,991
Liberty Media Holding Corp. - Capital, Class A	(a)53,600	5,928
Liberty Media Holding Corp. Interactive, Class A	(a)291,000	6,932
Live Nation, Inc.	(a)(c)1	@—
Lowe’s Cos., Inc.	74,200	2,337
News Corp., Inc., Class B	(c)282,300	6,908
Time Warner, Inc.	642,400	12,668
Viacom, Inc., Class B	(a)308,050	12,664
Walt Disney Co.	15,400	530
		69,110
Consumer Staples (16.7%)
Altria Group, Inc.	121,600	10,678
Anheuser-Busch Cos., Inc.	86,550	4,367
Cadbury Schweppes plc ADR	211,000	10,839
Coca-Cola Co. (The)	312,200	14,986
CVS/Caremark Corp.	240,000	8,194
Kimberly-Clark Corp.	181,500	12,431
Kraft Foods, Inc., Class A	(c)273,800	8,668
Unilever N.V. (NY Shares)	464,900	13,584
Wal-Mart Stores, Inc.	314,600	14,770
		98,517
Financials (26.8%)
Aflac, Inc.	72,200	3,398
American International Group, Inc.	94,000	6,319
Bank of America Corp.	378,300	19,301
Bank of New York Co., Inc. (The)	199,400	8,086
Barclays plc	(c)21,500	1,224
Berkshire Hathaway, Inc., Class B	(a)(c)950	3,458
Chubb Corp.	213,980	11,056
Citigroup, Inc.	450,400	23,123
Fannie Mae	63,100	3,444
Freddie Mac	232,300	13,819
Genworth Financial, Inc.	56,500	1,974
Hartford Financial Services Group, Inc.	25,500	2,437
JPMorgan Chase & Co.	156,300	7,562
Merrill Lynch & Co., Inc.	77,600	6,338
Metlife, Inc.	79,700	5,033
PNC Financial Services Group, Inc.	73,900	5,319
SunTrust Banks, Inc.	22,900	1,902
Torchmark Corp.	52,900	3,470
Travelers Cos., Inc.	79,615	4,122
U.S. Bancorp	91,200	3,189
Wachovia Corp.	266,000	14,643
Wells Fargo & Co.	(c)261,500	9,003
		158,220
Health Care (19.2%)
Abbott Laboratories	154,100	8,599
Boston Scientific Corp.	(a)303,800	4,417
Bristol-Myers Squibb Co.	623,700	$17,314
Cardinal Health, Inc.	90,500	6,602
Eli Lilly & Co.	218,100	11,714
GlaxoSmithKline plc ADR	254,800	14,080
Pfizer, Inc.	390,200	9,856
Roche Holding AG ADR	109,800	9,669
Sanofi-Aventis ADR	104,500	4,547
Schering-Plough Corp.	500,400	12,765
Wyeth	277,500	13,883
		113,446
Industrials (1.4%)
General Electric Co.	176,300	6,234
Southwest Airlines Co.	141,800	2,084
		8,318
Information Technology (6.7%)
Cisco Systems, Inc.	(a)67,300	1,718
Dell, Inc.	(a)323,100	7,499
First Data Corp.	66,600	1,792
Flextronics International Ltd.	(a)99,600	1,090
Hewlett-Packard Co.	64,900	2,605
Intel Corp.	268,100	5,129
International Business Machines Corp.	53,600	5,052
KLA-Tencor Corp.	34,200	1,824
McAfee, Inc.	(a)98,900	2,876
Microsoft Corp.	109,500	3,052
Telefonaktiebolaget LM Ericsson ADR	52,400	1,943
Texas Instruments, Inc.	99,200	2,986
Western Union Co. (The)	101,800	2,234
		39,800
Materials (9.1%)
Alcoa, Inc.	424,300	14,384
E.I. du Pont de Nemours & Co.	293,000	14,483
International Paper Co.	556,723	20,265
Rohm & Haas Co.	85,200	4,406
		53,538
Telecommunication Services (5.3%)
AT&T, Inc.	263,800	10,402
Sprint Nextel Corp.	124,300	2,357
Verizon Communications, Inc.	486,900	18,463
		31,222
Utilities (0.2%)
American Electric Power Co., Inc.	29,900	1,458
Total Common Stocks (Cost $505,479)		573,629

	Face
	Amount
	(000)
Short-Term Investments (5.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (3.2%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)419	419
Alliance & Leicester plc, 5.33%, 4/10/07	(h)299	299
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07	146	146
Bancaja, 5.36%, 4/19/07	(h)150	150
Bank of America Corp., 5.32%, 4/2/07	(h)479	479

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Bank of New York Co., Inc., 5.32%, 4/10/07	$ (h)150	$150
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)300	300
BNP Paribas plc, 5.33%, 5/21/07	(h)300	300
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)599	599
CIC, New York,
5.30%, 4/3/07	(h)210	210
5.34%, 4/2/07	(h)300	300
CIT Group Holdings, 5.37%, 7/18/07	(h)539	539
Credit Suisse First Boston, New York,
5.29%, 5/15/07	300	300
5.32%, 4/2/07	(h)180	180
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07	2,876	2,876
5.46%, 4/2/07	1,198	1,198
Dexia Bank, New York, 5.32%, 4/2/07	(h)299	299
First Tennessee Bank, 5.33%, 4/17/07	(h)150	150
Gemini Securitization Corp., 5.41%, 4/2/07	431	431
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)150	150
5.55%, 4/2/07	(h)282	282
HSBC Finance Corp., 5.33%, 4/10/07	(h)150	150
Mane Funding Corp., 5.29%, 4/10/07	215	215
Manufacturers & Traders, 5.30%, 4/16/07	(h)180	180
Marshall & Ilsley Bank, 5.37%, 12/17/07	300	300
Merrill Lynch & Co., 5.33%, 4/26/07	(h)157	157
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)449	449
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)300	300
5.34%, 4/2/07	(h)300	300
National Australia Bank Ltd., 5.31%, 4/10/07	(h)228	228
National City Bank Cleveland, 5.32%, 4/2/07	(h)150	150
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)599	599
Nationwide Building Society, 5.43%, 6/28/07	(h)348	348
Nordea Bank, New York, 5.31%, 4/2/07	(h)449	449
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07	177	177
Rheingold Securitization, 5.32%, 5/15/07	266	266
Sedna Finance, Inc., 5.32%, 5/15/07	77	77
Skandi, New York, 5.32%, 4/10/07	(h)300	300
Toronto Dominion, New York, 5.32%, 5/29/07	(h)300	300
Tulip Funding Corp., 5.36%, 4/30/07	596	596
UBS Securities LLC, 5.40%, 4/2/07	2,944	2,944
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)329	329
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)210	210
		18,781
Repurchase Agreement (2.4%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 04/2/07, repurchase price $13,971	$ (f)13,965	$13,965
Total Short-Term Investments (Cost $32,746)		32,746
Total Investments (102.7%) (Cost $538,225) — Including $18,537 of Securities Loaned		606,375
Liabilities in Excess of Other Assets (-2.7%)		(15,874)
Net Assets (100%)		$590,501

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2007.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
@	Value is less than $500.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by Industry and/or investment type, as a percentage of total investments.

*

Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (89.2%)
Agency Adjustable Rate Mortgages (0.3%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.38%, 2/20/25 - 1/20/28	$820	$830
5.75%, 8/20/25 - 9/20/27	217	219
6.13%, 10/20/27 - 12/20/27	28	29
		1,078
Agency Fixed Rate Mortgages (12.2%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.25%, 3/1/37	1,500	1,504
5.70%, 4/1/37	1,550	1,557
5.76%, 1/1/37	2,350	2,367
5.86%, 10/1/36	1,659	1,674
10.00%, 10/1/12 - 11/1/20	27	29
11.50%, 8/1/19	24	27
Gold Pools:
6.50%, 2/1/29 - 4/1/29	83	86
7.50%, 2/1/30 - 11/1/31	509	533
8.00%, 10/1/29 - 10/1/31	470	496
8.50%, 3/31/30 - 7/1/31	197	212
10.00%, 6/1/17 - 3/1/21	87	94
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/29 - 2/1/33	2,075	2,139
7.00%, 2/1/26 - 6/1/36	8,425	8,752
7.46%, 5/1/36	1,592	1,636
7.47%, 7/1/36	1,315	1,356
7.49%, 7/1/36	1,656	1,702
7.50%, 7/1/29 - 9/1/35	3,000	3,138
8.00%, 4/1/25 - 8/1/32	2,127	2,250
8.50%, 5/1/23 - 5/1/32	1,459	1,569
9.00%, 4/1/26	398	428
9.50%, 2/1/20 - 8/1/21	148	162
10.00%, 8/1/18 - 2/1/25	34	37
10.50%, 11/1/10 - 10/1/18	39	43
11.00%, 9/1/19 - 9/1/20	55	62
11.50%, 11/1/19	48	53
April TBA
7.00%, 4/25/37	(i)1,225	1,264
May TBA
7.00%, 5/25/37	(i)3,925	4,045
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	36	39
9.50%, 7/15/18 - 12/15/21	248	271
10.00%, 9/15/18 - 4/15/25	249	275
10.50%, 11/15/14 - 2/15/25	452	509
11.00%, 12/15/09 - 7/15/20	44	49
11.50%, 4/15/13 - 8/15/13	30	34
12.00%, 12/15/12 - 3/15/14	7	8
		38,400
Asset Backed Corporates (26.0%)
Argent Securities, Inc.
5.37%, 10/25/36	$ (h)1,781	$1,782
American Express Credit Account Master Trust
5.32%, 10/15/12	(h)1,425	1,425
Banc of America Securities Auto Trust
3.99%, 8/18/09	1,320	1,312
Bayview Financial Acquisition Trust
5.43%, 11/28/36	(h)1,043	1,043
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35	(h)178	178
5.52%, 9/25/34	(h)262	263
5.54%, 3/25/35	(h)334	335
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	176	175
4.05%, 7/15/09	1,449	1,443
4.98%, 5/15/11	2,275	2,275
5.03%, 10/15/09	1,400	1,398
5.31%, 10/20/09	(e)2,700	2,703
5.40%, 1/15/08	(h)95	95
Capital One Auto Finance Trust
5.07%, 7/15/11	1,200	1,200
Carrington Mortgage Loan Trust
5.44%, 10/25/35	(h)28	28
5.47%, 9/25/35	(h)179	179
Caterpillar Financial Asset Trust
3.90%, 2/25/09	773	769
5.57%, 5/25/10	1,500	1,511
CIT Equipment Collateral
3.50%, 9/20/08	173	172
5.07%, 2/20/10	1,250	1,251
Citibank Credit Card Issuance Trust
5.34%, 3/22/12	(h)1,725	1,725
6.88%, 11/16/09	1,240	1,253
Citicorp Residential
5.40%, 9/25/36	(h)1,513	1,513
CNH Equipment Trust
4.02%, 4/15/09	840	836
4.27%, 1/15/10	1,533	1,522
5.20%, 6/15/10	1,050	1,053
Countrywide Asset-Backed Certificates
5.43%, 6/25/35	(h)682	682
5.47%, 7/25/25	(h)715	715
Daimler Chrysler Auto Trust
4.04%, 9/8/09	813	809
Fieldstone Mortgage Investment Corp.
5.39%, 11/25/36	(h)1,951	1,952
First Franklin Mortgage Loan Asset Backed Certificates
5.37%, 7/25/36	(h)1,429	1,430
5.39%, 2/25/36	(h)1,065	1,066
5.42%, 7/25/35	(h)336	337
5.44%, 10/25/35	(h)627	628
Ford Credit Auto Owner Trust
4.17%, 1/15/09	487	485

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
5.26%, 10/15/10	$2,150	$2,156
Fremont Home Loan Owner Trust
5.37%, 10/25/36	(h)2,102	2,103
GE Dealer Floorplan Master Note Trust
5.40%, 7/20/09	(h)1,300	1,301
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)1,101	1,095
4.88%, 10/22/09	(e)1,375	1,372
GSAMP Trust
5.39%, 1/25/37	(h)1,416	1,417
GS Auto Loan Trust
5.37%, 12/15/10	2,300	2,309
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	1,750	1,715
4.07%, 2/15/12	1,125	1,110
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)825	823
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	1,054	1,047
3.93%, 1/15/09	478	475
4.85%, 10/19/09	1,125	1,123
Hyundai Auto Receivables Trust
3.98%, 11/16/09	950	943
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.44%, 9/15/21	(e)(h)1,387	1,389
Long Beach Mortgage Loan Trust
5.41%, 1/25/36	(h)408	408
MBNA Master Credit Card Trust USA
7.80%, 10/15/12	1,480	1,605
National City Auto Receivables Trust
2.88%, 5/15/11	1,178	1,159
Nationstar Home Equity Loan Trust
6.02%, 9/25/36	(h)1,487	1,488
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	1,256	1,248
Novastar Home Equity Loan
5.39%, 11/25/36	(h)1,644	1,645
RAAC Series
5.42%, 9/25/45	(h)491	491
Residential Asset Mortgage Products, Inc.
5.39%, 6/25/29	(h)1,669	1,670
Residential Asset Securities Corp.
5.40%, 5/25/30	(h)1,113	1,113
Securitized Asset Backed Receivables LLC Trust
5.40%, 11/25/36	(h)1,600	1,600
SLM Student Loan Trust
5.32%, 10/25/14	(h)2,900	2,902
Soundview Home Equity Loan Trust
5.40%, 1/25/37	(h)1,423	1,424
5.43%, 2/25/37	(h)1,450	1,449
Structured Asset Securities Corp.
5.52%, 6/25/35	(h)387	387
Terwin Mortgage Trust
5.44%, 7/25/35	$ (e)(h)1	$1
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	300	299
USAA Auto Owner Trust
3.16%, 2/17/09	185	184
3.58%, 2/15/11	1,850	1,834
3.90%, 7/15/09	590	587
Volkswagen Auto Lease Trust
3.82%, 5/20/08	358	357
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	1,446	1,443
Wachovia Auto Owner Trust
2.91%, 4/20/09	170	168
4.06%, 9/21/09	612	608
Wachovia Bank Commercial Mortgage Trust
5.44%, 9/15/21	(e)(h)1,475	1,476
World Omni Auto Receivables Trust
3.29%, 11/12/08	92	92
		81,559
Collateralized Mortgage Obligations — Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
0.63%, 3/15/24	523	13
Inv Fl IO PAC
3.23%, 10/15/29	43	1
IO
5.00%, 12/15/16	1,160	103
6.00%, 5/1/31	687	133
6.50%, 4/1/28 - 5/15/33	1,293	275
8.00%, 1/1/28 - 6/1/31	78	17
Federal National Mortgage Association,
5.38%, 12/25/36	1,290	1,290
Inv Fl IO
2.23%, 2/17/31	375	20
2.78%, 12/25/29	23	@—
2.88%, 10/25/28	421	15
IO
1.93%, 3/25/36	6,620	140
6.00%, 8/25/32 - 11/25/32	1,010	128
6.50%, 2/25/33 - 5/25/33	1,692	357
7.00%, 4/25/33	616	145
8.00%, 4/1/24 - 12/1/31	553	131
9.00%, 11/1/26	35	8
IO PAC
8.00%, 8/18/27	33	7
Government National Mortgage Association,
Inv Fl IO
2.26%, 9/16/31	79	4
2.63%, 12/16/25 - 9/16/27	692	44
3.18%, 9/20/30	87	6
3.28%, 8/16/29	447	29

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
Washington Mutual, Inc.
IO
0.34%, 9/25/46	$57,373	$576
		3,442
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.8%)
Countrywide Alternative Loan Trust
IO
1.08%, 9/25/35	11,109	245
1.54%, 2/25/37	5,810	307
1.70%, 9/25/46	16,676	829
1.73%, 12/20/35	(e)(h)6,867	187
1.78%, 3/20/46	5,572	256
1.85%, 8/25/46	(h)3,970	159
1.95%, 3/20/47	15,333	851
2.25%, 10/25/46	10,150	508
2.71%, 12/20/35	(e)(h)7,545	362
6.50%, 10/25/46	(e)736	735
Greenpoint Mortgage Funding Trust
IO
1.10%, 8/25/45	3,666	112
1.91%, 10/25/45	4,365	131
Harborview Mortgage Loan Trust
IO
0.97%, 6/19/35	(h)4,353	99
1.26%, 5/19/35	(h)6,579	157
1.63%, 3/19/37	(h)5,436	240
1.69%, 7/19/46	(h)9,572	345
PO
3/19/37	3	2
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust
IO
0.91%, 7/25/35	(h)4,025	128
		5,653
Finance (6.6%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)1,185	1,238
American General Finance Corp.
4.63%, 5/15/09	110	108
4.63%, 9/1/10	(c)680	668
AXA Financial, Inc.
6.50%, 4/1/08	230	233
Bank of New York Co., Inc. (The)
3.80%, 2/1/08	250	247
5.20%, 7/1/07	165	165
Catlin Insurance Co. Ltd
7.25%	(e)(h)(o)555	552
CIT Group, Inc.
4.75%, 8/15/08	215	214
Countrywide Home Loans, Inc.
3.25%, 5/21/08	640	626
Farmers Exchange Capital
7.05%, 7/15/28	(c)(e)165	170
Farmers Insurance Exchange
8.63%, 5/1/24	$ (e)475	$566
General Electric Capital Corp.
4.25%, 12/1/10	(c)230	223
4.75%, 9/15/14	60	58
5.88%, 2/15/12	(c)50	52
HSBC Finance Corp.
4.13%, 12/15/08	100	98
5.88%, 2/1/09	290	293
6.38%, 10/15/11	570	595
6.75%, 5/15/11	235	248
8.00%, 7/15/10	150	163
Huntington National Bank
4.38%, 1/15/10	250	244
iStar Financial, Inc.
5.69%, 3/9/10	(h)705	706
JPMorgan Chase & Co.
6.00%, 2/15/09	635	644
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	575	568
Mantis Reef Ltd.
4.69%, 11/14/08	(e)400	396
MBNA Corp.
5.79%, 5/5/08	(h)615	618
Nationwide Building Society
4.25%, 2/1/10	(e)615	601
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	265	281
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	260	259
Popular North American, Inc.
5.65%, 4/15/09	310	312
Residential Capital Corp.
5.84%, 6/9/08	(h)630	624
6.38%, 6/30/10	925	925
SLM Corp.
4.00%, 1/15/10	485	472
Sovereign Bancorp
5.58%, 3/23/10	(h)935	935
Sovereign Bank
4.00%, 2/1/08	100	99
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	415	414
Two-Rock Pass Through Trust
6.30%	(e)(h)(o)315	310
Unicredit Luxembourg Finance S.A.
5.41%, 10/24/08	(e)(h)985	986
USB Capital IX
6.19%	(h)(o)760	780
Wachovia Capital Trust III
5.80%	(h)(o)1,535	1,555
Washington Mutual Preferred Funding II
6.67%	(e)(h)(o)300	295

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Washington Mutual, Inc.
8.25%, 4/1/10	$664	$718
World Financial Properties
6.91%, 9/1/13	(e)144	151
6.95%, 9/1/13	(e)582	612
Xlliac Global Funding
4.80%, 8/10/10	(e)630	622
		20,644
Industrials (5.6%)
America West Airlines, Inc.
7.10%, 4/2/21	577	614
AT&T Corp.
8.00%, 11/15/31	50	62
Brookfield Asset Management, Inc.
7.13%, 6/15/12	520	557
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	260	264
Caterpillar Financial Services Corp.
3.63%, 11/15/07	110	109
5.43%, 8/20/07	(h)580	580
Clorox Co.
5.48%, 12/14/07	(h)620	620
Comcast Cable Communications, Inc.
6.75%, 1/30/11	265	279
7.13%, 6/15/13	175	190
ConAgra Foods, Inc.
7.00%, 10/1/28	120	128
8.25%, 9/15/30	(c)285	348
Consumers Energy Co.
4.80%, 2/17/09	380	377
Cooper Industries, Inc.
5.25%, 7/1/07	405	404
5.25%, 11/15/12	295	295
CVS/Caremark Corp.
5.75%, 8/15/11	140	143
6.04%, 12/10/28	(e)746	757
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	265	332
FBG Finance Ltd.
5.13%, 6/15/15	(c)(e)490	471
Federated Department Stores, Inc.
6.63%, 9/1/08	120	122
FedEx Corp.
2.65%, 4/1/07	215	215
France Telecom S.A.
8.50%, 3/1/31	505	658
Fred Meyer, Inc.
7.45%, 3/1/08	450	459
Hewlett Packard Co.
5.49%, 5/22/09	(h)460	461
Hyatt Equities LLC
6.88%, 6/15/07	(e)280	280
ICI Wilmington, Inc.
4.38%, 12/1/08	$300	$296
LG Electronics, Inc.
5.00%, 6/17/10	(e)210	207
May Department Stores Co. (The)
6.70%, 7/15/34	(c)455	450
Miller Brewing Co.
4.25%, 8/15/08	(e)475	468
Mohawk Industries, Inc.
7.20%, 4/15/12	295	313
Norfolk Southern Corp.
7.35%, 5/15/07	245	245
Raytheon Co.
6.15%, 11/1/08	46	47
Sara Lee Corp.
6.13%, 11/1/32	515	477
SBC Communications, Inc.
6.15%, 9/15/34	250	247
Sprint Capital Corp.
8.75%, 3/15/32	80	95
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)370	390
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10	650	630
Telefonica Europe BV
8.25%, 9/15/30	525	631
Textron Financial Corp.
4.13%, 3/3/08	230	228
5.13%, 2/3/11	550	550
The Home Depot, Inc.
5.48%, 12/16/09	(h)280	281
Time Warner, Inc.
5.59%, 11/13/09	(h)895	897
Union Pacific Corp.
6.63%, 2/1/08	305	308
UnitedHealth Group, Inc.
4.13%, 8/15/09	265	260
5.43%, 3/2/09	(h)365	365
Valero Energy Corp.
3.50%, 4/1/09	345	335
Viacom, Inc.
6.88%, 4/30/36	475	480
Vodafone Group plc
5.44%, 12/28/07	(h)335	335
Yum! Brands, Inc.
8.88%, 4/15/11	295	331
		17,591
Mortgages — Other (28.2%)
American Home Mortgage Assets
5.45%, 3/25/47	(h)2,025	2,022
5.55%, 9/25/46	(h)1,472	1,477
5.58%, 10/25/46	(h)2,354	2,363
Banc of America Funding Corp.
5.67%, 9/20/35	(h)521	523

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Bear Stearns Mortgage Funding Trust
5.45%, 2/25/37	$ (h)1,875	$1,875
5.49%, 3/25/37	(h)1,750	1,750
5.50%, 10/25/36	(h)1,766	1,756
5.52%, 9/25/36	(h)2,106	2,100
5.57%, 7/25/36	(h)1,210	1,208
Countrywide Alternative Loan Trust
5.48%, 7/25/46	(h)773	774
5.49%, 5/25/47	(h)2,200	2,200
5.57%, 10/25/46	(h)2,277	2,277
5.58%, 11/20/35	(h)535	536
5.63%, 3/20/46	(h)823	824
5.71%, 12/20/35	(h)1,936	1,944
5.73%, 11/20/35	(h)787	791
6.68%, 2/25/36	(h)1,166	1,178
Deutsche ALT-A Securities Alternate Loan Trust
5.47%, 2/25/47	(h)2,437	2,437
Deutsche ALT-A Securities NIM Trust
6.75%, 2/25/47	(e)941	937
Downey Savings & Loan Association Mortgage Loan Trust
5.52%, 10/19/36	(h)1,951	1,956
5.92%, 4/19/46	(h)1,259	1,260
Gemsco Mortgage Pass Through Certificate
8.70%, 11/25/10	(d)(k)4	4
Greenpoint Mortgage Funding Trust
5.50%, 1/25/37	(h)1,540	1,538
5.50%, 5/25/47	2,000	2,000
5.64%, 3/25/36	(h)1,110	1,112
GS Mortgage Securities Corp.
6.25%, 1/25/37	(e)916	913
GSR Mortgage Loan Trust
5.58%, 8/25/46	(h)1,925	1,930
Harborview Mortgage Loan Trust
5.41%, 1/19/38	(h)681	682
5.45%, 3/19/37	(h)1,521	1,523
5.47%, 3/19/38	(h)1,557	1,558
5.50%, 11/19/36	(h)2,033	2,026
5.51%, 12/19/37	(h)2,364	2,367
5.52%, 7/21/36 - 3/19/38	(h)2,797	2,794
5.55%, 7/19/46	(h)1,081	1,083
5.57%, 10/19/37	(h)1,177	1,180
5.60%, 11/19/36	(h)2,001	2,010
5.61%, 7/19/45	(h)350	351
5.70%, 11/19/35	(h)611	613
Harborview NIM Corp.
6.41%, 3/19/37 - 3/19/38	(e)1,346	1,312
Indymac Index Mortgage Loan Trust
5.44%, 7/25/46	(h)1,625	1,632
5.53%, 11/25/36	(h)1,634	1,637
5.54%, 4/25/46	(h)1,671	1,675
Luminent Mortgage Trust
5.52%, 10/25/46	(h)1,356	1,360
5.55%, 5/25/46	(h)953	956
5.56%, 4/25/36	(h)857	860
Mastr Adjustable Rate Mortgage Trust
5.57%, 4/25/46	$ (h)904	$907
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)324	325
Residential Accredit Loans, Inc.
5.48%, 3/25/47	(h)2,850	2,850
5.51%, 12/25/36	(h)1,671	1,680
5.58%, 2/25/46	(h)381	381
5.59%, 2/25/46	(h)427	427
5.72%, 10/25/45	(h)1,557	1,565
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36	(h)405	405
5.52%, 10/25/36	(h)2,051	2,056
5.55%, 7/25/36 - 8/25/36	(h)4,069	4,083
5.59%, 4/25/36	(h)1,512	1,519
Wamu Alternative Mortgage Pass-Through Certificates
4.98%, 8/25/46	(h)1,161	1,163
5.92%, 4/25/46	(h)1,030	1,032
Washington Mutual, Inc.
5.40%, 6/25/46	(h)749	750
5.57%, 11/25/45 - 12/25/45	(h)1,171	1,173
5.58%, 7/25/44 - 10/25/45	(h)474	475
5.61%, 8/25/45	(h)224	225
5.92%, 5/25/46	(h)1,047	1,047
Zuni Mortgage Loan Trust
5.45%, 8/25/36	(h)975	974
		88,341
U.S. Treasury Securities (5.9%)
U.S. Treasury Strips
IO
4.92%, 2/15/21	(c)500	252
5.08%, 5/15/21	(c)36,705	18,226
		18,478
Utilities (1.5%)
Ameren Corp.
4.26%, 5/15/07	460	459
Arizona Public Service Co.
5.80%, 6/30/14	500	505
Carolina Power & Light Co.
5.13%, 9/15/13	340	336
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	135	135
Consolidated Natural Gas Co.
6.25%, 11/1/11	175	182
Detroit Edison Co.
6.13%, 10/1/10	235	242
Entergy Gulf States, Inc.
3.60%, 6/1/08	320	314
5.76%, 12/1/09	(h)155	155
NiSource Finance Corp.
5.93%, 11/23/09	(h)240	241
Ohio Power Corp.
6.00%, 6/1/16	460	478

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Plains All American Pipeline LP
6.70%, 5/15/36	$465	$477
Public Service Electric & Gas Co.
5.00%, 1/1/13	230	226
Sempra Energy
4.62%, 5/17/07	230	230
Texas Eastern Transmission LP
7.00%, 7/15/32	(c)280	313
Wisconsin Electric Power Co.
3.50%, 12/1/07	250	247
		4,540
Total Fixed Income Securities (Cost $281,040)		279,726

	No. of
	Contracts
Put Option Purchased (0.1%)
90 Day EuroDollar
6/07 @ $94.25	690	$3
6/07 @ $94.50	104	1
6/07 @ $94.75	45	8
9/07 @ $94.75	167	26
12/07 @ $94.50	50	2
12/07 @ $94.75	911	148
Total Put Options Purchased (Cost $467)		188

Shares
Preferred Stocks (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp. 13.33% (Cost $458)	(e)2,975	440

	Face
	Amount
	(000)
Short-Term Investments (19.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.5%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)459	459
Alliance & Leicester plc, 5.33%, 4/10/07	(h)328	328
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07	159	159
Bancaja, 5.36%, 4/19/07	(h)164	164
Bank of America Corp., 5.32%, 4/2/07	(h)524	524
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)164	164
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)328	328
BNP Paribas plc, 5.33%, 5/21/07	(h)328	328
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)656	656
CIC, New York,
5.30%, 4/3/07	(h)229	229
5.34%, 4/2/07	(h)328	328
CIT Group Holdings, 5.37%, 7/18/07	(h)590	590
Credit Suisse First Boston, New York,
5.29%, 5/15/07	197	197
5.32%, 4/2/07	(h)328	328
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07	$1,311	$1,311
5.46%, 4/2/07	3,147	3,147
Dexia Bank, New York, 5.32%, 4/2/07	(h)328	328
First Tennessee Bank, 5.33%, 4/17/07	(h)164	164
Gemini Securitization Corp., 5.41%, 4/2/07	471	471
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)164	164
5.55%, 4/2/07	(h)308	308
HSBC Finance Corp., 5.33%, 4/10/07	(h)164	164
Mane Funding Corp., 5.29%, 4/10/07	235	235
Manufacturers & Traders, 5.30%, 4/16/07	(h)197	197
Marshall & Ilsley Bank, 5.37%, 12/17/07	329	329
Merrill Lynch & Co., 5.33%, 4/26/07	(h)172	172
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)492	492
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)328	328
5.34%, 4/2/07	(h)328	328
National Australia Bank Ltd., 5.31%, 4/10/07	(h)249	249
National City Bank Cleveland, 5.32%, 4/2/07	(h)164	164
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)655	655
Nationwide Building Society, 5.43%, 6/28/07	(h)380	380
Nordea Bank, New York, 5.31%, 4/2/07	(h)492	492
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07	194	194
Rheingold Securitization, 5.32%, 5/15/07	291	291
Sedna Finance, Inc., 5.32%, 5/15/07	84	84
Skandi, New York, 5.32%, 4/10/07	(h)328	328
Toronto Dominion, New York, 5.32%, 5/29/07	(h)328	328
Tulip Funding Corp., 5.36%, 4/30/07	652	652
UBS Securities LLC, 5.40%, 4/2/07	3,221	3,221
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)361	361
Unicredito Italiano Bank (Ireland) plc, 5.34%
4/10/07	(h)229	229
		20,548
Repurchase Agreement (13.0%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 04/2/07, repurchase price $40,840	(f)40,822	40,822
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
4.98%, 7/12/07	(j)1,105	1,090
Total Short-Term Investments (Cost $62,460)		62,460
Total Investments (109.3%) (Cost $344,425) — Including $19,914 of Securities Loaned		342,814
Liabilities in Excess of Other Assets (-9.3%)		(29,078)
Net Assets (100%)		$313,736

(c)	All or portion of security on loan at March 31, 2007.
(d)	Security was valued at fair value — At March 31, 2007,the Portfolio held $4,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2007.

@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2007.
IO	Interest Only
PO	Principal Only
PAC	Planned Amortization Class
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 5yr. Note	713	$75,433	Jun-07	$11
U.S. Treasury 10 yr. Note	514	55,576	Jun-07	15
U.S. Treasury Long Bond	219	24,364	Jun-07	(170)
U.S. Treasury 2 yr. Note	304	62,287	Jun-07	(114)
				$(258)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*

Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (94.7%)
Agency Adjustable Rate Mortgages (4.4%)
Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages:
5.35%, 4/1/37	$12,063	$12,043
5.70%, 3/1/37	11,353	11,469
5.76%, 1/1/37	18,777	18,915
Federal National Mortgage Association, Adjustable Rate Mortgages:
4.74%, 6/1/36	12,472	12,294
7.45%, 5/1/36	20,930	21,584
7.47%, 7/1/36	14,270	14,716
7.48%, 4/1/36	13,405	13,823
7.49%, 7/1/36 - 8/1/36	1,226	1,261
Government National Mortgage Association, Adjustable Rate Mortgages:
5.38%, 1/20/25 - 1/20/28	10,813	10,953
5.75%, 7/20/25 - 9/20/27	1,180	1,194
6.13%, 10/20/25 - 12/20/27	1,721	1,743
		119,995
Agency Fixed Rate Mortgages (12.4%)
Federal Home Loan Mortgage Corp., Conventional Pools:
10.00%, 10/1/10 - 11/1/20	1,284	1,419
10.50%, 8/1/09 - 10/1/20	336	365
11.00%, 12/1/10 - 9/1/20	337	371
11.25%, 10/1/11 - 12/1/15	155	168
11.50%, 1/1/11 - 12/1/15	3	3
11.75%, 4/1/19	11	11
12.00%, 10/1/09 - 2/1/15	13	14
13.00%, 6/1/19	3	4
14.75%, 3/1/10	1	1
Gold Pools:
6.50%, 3/1/16 - 8/1/33	1,793	1,846
7.00%, 2/1/28 - 7/1/32	2,243	2,332
7.50%, 8/1/17 - 10/1/32	12,081	12,636
8.00%, 11/1/25 - 12/1/31	3,494	3,679
8.50%, 3/1/09 - 8/1/31	7,510	8,070
9.00%, 7/1/17	535	573
9.50%, 1/1/21 - 12/1/22	629	682
10.00%, 6/1/17 - 3/1/21	424	472
10.50%, 11/1/15 - 4/1/21	216	234
12.00%, 10/1/10	5	5
Federal National Mortgage Association, Conventional Pools:
6.50%, 11/1/23 - 1/1/34	27,852	28,690
7.00%, 11/1/13 - 4/1/36	73,029	72,136
7.50%, 11/1/22 - 9/1/35	29,260	30,627
8.00%, 2/1/12 - 10/1/32	22,648	23,939
8.50%, 11/1/08 - 5/1/32	19,931	21,474
9.00%, 12/1/08 - 1/1/22	1,195	1,265
10.00%, 9/1/10 - 10/1/25	898	989
10.50%, 5/1/12 - 7/1/25	880	978
11.00%, 7/1/20 - 11/1/20	123	136
9.50%, 11/1/13 - 4/1/30	5,160	5,613
11.50%, 1/1/13 - 2/1/20	$218	$242
12.00%, 11/1/15	254	280
12.50%, 9/1/15 - 2/1/16	39	43
April TBA
7.00%, 4/25/37	(i)3,575	3,688
7.50%, 4/25/36	(i)11,600	12,024
May TBA
7.00%, 5/25/37	(i)70,950	73,123
Government National Mortgage Association, Various Pools:
9.00%, 12/15/21 - 11/15/24	2,126	2,291
9.50%, 8/15/09 - 12/15/19	2,074	2,252
10.00%, 11/15/09 - 1/15/26	13,498	15,064
10.50%, 7/15/13 - 4/15/25	1,594	1,785
11.00%, 12/15/09 - 2/15/25	3,576	3,969
11.50%, 4/15/13 - 4/20/19	105	117
12.00%, 3/15/11 - 11/15/19	1,704	1,926
12.50%, 6/15/10 - 12/15/13	8	9
		335,545
Asset Backed Corporates (17.2%)
ACE Securities Corp.
5.43%, 7/25/35	(h)9	9
5.64%, 5/25/34	(h)2,710	2,717
Aegis Asset Backed Securities Trust
5.43%, 10/25/35	(h)3	3
American Express Credit Account Master Trust
5.32%, 10/15/12	(h)13,550	13,550
5.43%, 11/16/09 - 12/15/09	(h)34,700	34,726
Argent Securities, Inc.
5.37%, 10/15/46	(h)14,455	14,465
Bayview Financial Acquisition Trust
6.07%, 9/28/43	(h)@—	@—
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35 - 11/25/35	(h)42	42
5.52%, 9/25/34	(h)3,035	3,038
5.54%, 3/25/35	(h)3,933	3,936
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	1,706	1,705
5.38%, 5/15/11	(h)21,375	21,388
5.40%, 1/15/08	(h)907	907
Carrington Mortgage Loan Trust
5.40%, 3/25/47	10,500	10,500
5.44%, 10/25/35	(h)319	319
5.47%, 9/25/35	(h)14	14
Citibank Credit Card Issuance Trust
5.34%, 3/22/12	(c)(h)14,550	14,550
5.53%, 2/7/10	(h)14,100	14,131
6.88%, 11/16/09	18,410	18,602
Citicorp Residential Mortgage
5.40%, 9/25/36	(h)102	102
Citigroup Mortgage Loan Trust, Inc.
5.39%, 1/25/37	(h)12,919	12,919
5.73%, 10/25/34	(h)14	14

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Conti Mortgage Home Equity Loan Trust
8.10%, 8/15/25	$120	$124
Countrywide Asset-Backed Certificates
5.47%, 5/25/36	(h)8,105	8,111
Credit-Based Asset Servicing & Securitization
5.42%, 8/25/35	(h)21	21
5.43%, 8/25/35	(h)6	6
First Franklin Mortgage Loan Asset Backed Certificates
5.37%, 7/25/36	(h)9,797	9,802
5.39%, 2/25/36	(h)7,891	7,898
5.42%, 7/25/35	(h)2,835	2,837
5.44%, 10/25/35	(h)6,118	6,123
Fremont Home Loan Owner Trust
5.37%, 10/25/36	(h)15,145	15,146
GE Capital Credit Card Master Note Trust
5.36%, 9/15/10	(h)10,825	10,835
5.37%, 6/15/10	(h)150	150
GE Dealer Floorplan Master Note Trust
5.40%, 7/20/09	(h)15,100	15,114
GSAMP Trust
5.39%, 1/25/37	(h)11,968	11,973
5.44%, 3/25/47	(h)16,175	16,175
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.44%, 9/15/21	(e)(h)13,492	13,503
Lehman XS Trust
5.62%, 2/25/46	(h)9,835	9,864
Long Beach Mortgage Loan Trust
5.41%, 1/25/36	(h)37	37
MBNA Credit Card Master Note Trust
5.46%, 2/16/10	(h)16,125	16,147
MBNA Master Credit Card Trust USA
5.52%, 9/15/09	(h)125	125
5.90%, 8/15/11	19,530	19,896
7.80%, 10/15/12	15,505	16,813
Nationstar Home Equity Loan Trust
6.02%, 9/25/36	(h)104	104
Novastar Home Equity Loan
5.39%, 11/25/36	(h)76	76
RAAC Series
5.42%, 9/25/45	(h)5,481	5,486
Residential Asset Mortgage Products, Inc.
5.39%, 6/25/29	(h)14,559	14,568
Securitized Asset Backed Receivables LLC Trust
5.39%, 12/25/35	(h)4,394	4,397
5.40%, 11/25/36	(h)13,701	13,707
SLM Student Loan Trust
5.32%, 10/25/14	(h)26,215	26,231
Soundview Home Equity Loan Trust
5.43%, 2/25/37	(h)14,825	14,820
Specialty Underwriting & Residential Finance
5.44%, 6/25/36	(h)1,810	1,811
Structured Asset Investment Loan Trust
5.39%, 3/25/36	$ (h)41	$41
Structured Asset Securities Corp.
5.41%, 4/25/37	(h)13,025	13,025
5.52%, 6/25/35	(h)5,312	5,316
5.67%, 12/25/34	(h)34	35
Terwin Mortgage Trust
5.44%, 7/25/35	(e)(h)8	8
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	3,115	3,103
Wachovia Bank Commercial Mortgage Trust
5.44%, 9/15/21	(e)(h)13,125	13,133
		464,198
Collateralized Mortgage Obligations — Agency Collateral Series (2.0%)
Bear Stearns Asset Backed Securities
IO
Zero Coupon, 3/27/36 - 5/25/36	(e)295,554	6,669
Bear Stearns Structured Products, Inc.
1.00%, 3/27/36	(e)193,165	7,288
IO
1.27%, 2/27/36	(e)140,273	4,229
1.91%, 7/27/36	(e)204,288	8,092
6.00%, 4/25/37	(e)255,272	9,945
Federal Home Loan Mortgage Corp.,
Inv Fl IO
20.38%, 11/15/07	22	1
Inv Fl IO PAC
4.23%, 3/15/08	164	2
4.89%, 2/15/08	329	4
Inv Fl IO REMIC
2.18%, 8/15/30	258	10
IO
6.00%, 5/1/31	7,180	1,389
7.50%, 12/1/29	416	112
8.00%, 1/1/28 - 6/1/31	3,027	663
Federal National Mortgage Association,
Inv Fl IO
1.08%, 7/25/34	8,832	249
2.88%, 10/25/28	6,711	240
3.18%, 7/25/30	4,425	244
3.23%, 10/18/30	2,505	132
3.86%, 10/25/07	388	3
Inv Fl IO REMIC
30.76%, 9/25/20	58	98
35.16%, 9/25/22	97	90
IO
1.93%, 3/25/36	76,777	1,632
6.00%, 8/25/32 - 7/25/33	4,778	935
6.50%, 9/1/29 - 6/25/33	27,237	6,097
7.00%, 4/1/32	5,558	1,350
8.00%, 4/1/24 - 12/1/31	9,980	2,356
8.50%, 10/1/25	304	83
9.00%, 11/1/26	483	116

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
IO PAC
8.00%, 9/18/27	$1,602	$337
Government National Mortgage Association,
Inv Fl IO
2.83%, 5/16/31	7,214	533
2.88%, 8/16/31	2,516	138
3.28%, 8/16/29	360	25
GS Mortgage Securities Corp.
IO
2.57%, 3/25/36	(e)(h)28,124	1,107
Kidder Peabody Mortgage Assets Trust
IO
9.50%, 4/22/18	4	1
		54,170
Collateralized Mortgage Obligations — Non Agency Collateral Series (2.2%)
Countrywide Alternative Loan Trust
Zero Coupon, 4/25/47	64,175	3,299
1.83%, 2/25/47	(e)172,682	9,415
IO
1.54%, 2/25/37	67,964	3,589
1.70%, 9/25/46	140,629	6,989
1.73%, 12/20/35	(e)(h)74,026	2,016
1.78%, 3/20/46	63,865	2,942
1.95%, 3/20/47	127,708	7,090
2.71%, 12/20/35	(e)(h)87,997	4,228
Greenpoint Mortgage Funding Trust
IO
1.10%, 8/25/45	42,787	1,304
1.91%, 10/25/45	52,774	1,592
Harborview Mortgage Loan Trust
IO
0.97%, 6/19/35	(h)54,758	1,240
1.26%, 5/19/35	(h)74,232	1,774
1.63%, 3/19/37	(h)61,521	2,711
PO
3/19/37	29	22
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)(h)7,542	4,818
Indymac Index Mortgage Loan Trust
IO
0.91%, 7/25/35	(h)47,358	1,502
Residential Accredit Loans, Inc.
Zero Coupon, 4/25/47	(e)99,894	5,744
		60,275
Finance (5.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)9,957	10,404
American General Finance Corp.
4.63%, 5/15/09 - 9/1/10	2,415	2,383
AXA Financial, Inc.
6.50%, 4/1/08	5,450	5,510
Catlin Insurance Co., Ltd.
7.25%	(e)(h)4,980	4,953
CIT Group, Inc.
3.65%, 11/23/07	$2,385	$2,360
7.38%, 4/2/07	5	5
Countrywide Home Loans, Inc.
3.25%, 5/21/08	5,150	5,034
Farmers Exchange Capital
7.05%, 7/15/28	(c)(e)100	103
Farmers Insurance Exchange
8.63%, 5/1/24	(e)6,970	8,309
General Electric Capital Corp.
4.25%, 12/1/10	(c)2,180	2,118
HSBC Finance Corp.
4.13%, 12/15/08	10	10
5.88%, 2/1/09	9,960	10,078
6.38%, 10/15/11	60	63
6.75%, 5/15/11	735	775
8.00%, 7/15/10	1,100	1,193
JPMorgan Chase & Co.
6.00%, 2/15/09	7,660	7,772
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	6,390	6,315
Mantis Reef Ltd.
4.69%, 11/14/08	(e)4,615	4,572
MBNA Corp.
5.79%, 5/5/08	(c)(h)4,775	4,799
Metlife, Inc.
6.13%, 12/1/11	45	47
Nationwide Building Society
4.25%, 2/1/10	(e)5,000	4,883
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	(c)3,015	3,196
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	2,900	2,888
Residential Capital Corp.
6.38%, 6/30/10	7,720	7,724
SLM Corp.
4.00%, 1/15/10	(c)3,595	3,501
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	4,070	4,063
Two-Rock Pass Through Trust
6.30%	(e)(h)(o)2,930	2,886
Unicredit Luxembourg Finance S.A.
5.41%, 10/24/08	(e)(h)8,220	8,225
USB Capital IX
6.19%	(h)(o)6,735	6,912
Wachovia Capital Trust Ill
5.80%	(h)(o)13,065	13,232
Washington Mutual Bank FA
5.50%, 1/15/13	25	25
Washington Mutual, Inc.
8.25%, 4/1/10	5,330	5,762
Washington Mutual Preferred Funding II
6.66%	(e)(h)(o)1,300	1,278

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
World Financial Properties
6.91%, 9/1/13	$ (e)1,148	$1,206
6.95%, 9/1/13	(e)7,243	7,617
Xlliac Global Funding
4.80%, 8/10/10	(e)5,360	5,290
		155,491
Industrials (6.4%)
America West Airlines, Inc.
7.10%, 4/2/21	44	47
ArvinMeritor, Inc.
8.75%, 3/1/12	(c)3,695	3,834
AT&T Corp.
8.00%, 11/15/31	5,300	6,569
Brookfield Asset Management, Inc.
7.13%, 6/15/12	4,680	5,016
Caterpillar Financial Services Corp.
3.63%, 11/15/07	1,090	1,079
5.43%, 8/20/07	(h)4,545	4,547
Clorox Co.
5.48%, 12/14/07	(h)5,160	5,164
Comcast Cable Communications, Inc.
6.75%, 1/30/11	2,515	2,651
7.13%, 6/15/13	1,000	1,085
ConAgra Foods, Inc.
7.00%, 10/1/28	1,505	1,607
8.25%, 9/15/30	1,920	2,344
Consumers Energy Co.
4.00%, 5/15/10	1,410	1,362
4.80%, 2/17/09	2,100	2,082
Cooper Industries, Inc.
5.25%, 7/1/07	30	30
5.25%, 11/15/12	3,490	3,487
CVS/Caremark Corp.
5.75%, 8/15/11	1,130	1,152
6.04%, 12/10/28	(e)6,362	6,455
DaimlerChrysler N.A. Holding Corp.
7.20%, 9/1/09	25	26
8.50%, 1/18/31	(c)2,320	2,906
Delhaize America, Inc.
9.00%, 4/15/31	2,790	3,366
Echostar DBS Corp.
6.38%, 10/1/11	4,850	4,892
6.63%, 10/1/14	1,275	1,286
FBG Finance Ltd.
5.13%, 6/15/15	(e)3,825	3,676
FedEx Corp.
2.65%, 4/1/07	2,565	2,565
Ford Motor Credit Co.
7.25%, 10/25/11	3,985	3,877
France Telecom S.A.
8.50%, 3/1/31	4,130	5,383
General Mills, Inc.
3.88%, 11/30/07	20	20
General Motors Acceptance Corp.
6.88%, 9/15/11	$13,285	$13,310
Hewlett Packard Co.
5.48%, 5/22/09	(h)3,825	3,830
Home Depot, Inc.
5.47%, 12/16/09	(h)2,365	2,369
Hospira, Inc.
5.83%, 3/30/10	(h)5,425	5,441
Hyatt Equities LLC
6.88%, 6/15/07	(e)3,370	3,376
ICI Wilmington, Inc.
4.38%, 12/1/08	2,040	2,011
Interpublic Group of Cos., Inc.
6.25%, 11/15/14	2,365	2,235
LG Electronics, Inc.
5.00%, 6/17/10	(e)2,765	2,728
May Department Stores Co. (The)
6.70%, 7/15/34	3,770	3,730
Miller Brewing Co.
4.25%, 8/15/08	(e)3,885	3,827
Mohawk Industries, Inc.
7.20%, 4/15/12	2,590	2,747
Norfolk Southern Corp.
7.35%, 5/15/07	2,390	2,394
Pilgrim’s Pride Corp.
7.63%, 5/1/15	2,540	2,546
9.63%, 9/15/11	(c)1,240	1,296
Sara Lee Corp.
6.13%, 11/1/32	4,150	3,848
SBC Communications, Inc.
6.15%, 9/15/34	3,110	3,071
Sprint Capital Corp.
8.75%, 3/15/32	845	999
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 5/1/07	1,740	1,742
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)5,459	5,758
Telecom Italia Capital S.A.
4.00%, 11/15/08	5	5
4.00%, 1/15/10	5,340	5,162
Telefonica Europe BV
8.25%, 9/15/30	4,380	5,262
Time Warner, Inc.
5.59%, 11/13/09	(h)7,390	7,407
Union Pacific Corp.
6.63%, 2/1/08	1,225	1,238
6.79%, 11/9/07	1,020	1,027
Verizon New England, Inc.
6.50%, 9/15/11	2,100	2,192
Viacom, Inc.
6.88%, 4/30/36	3,720	3,762
WellPoint, Inc.
3.75%, 12/14/07	1,010	999

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Yum! Brands, Inc.
8.88%, 4/15/11	$2,390	$2,686
		173,506
Mortgages - Other (30.1%)
American Express Co.
9.63%, 12/1/12	(d)(k)24	24
American Home Mortgage Assets
5.45%, 3/25/47	(h)15,625	15,599
5.51%, 10/25/46	(h)22,419	22,461
5.55%, 5/25/46 - 9/25/46	(h)25,104	25,163
American Home Mortgage Investment Trust
5.51%, 4/25/37	(h)13,000	12,996
American Housing Trust
9.55%, 9/25/20	32	31
Asset Securitization Corp.
7.10%, 8/13/29	3	3
Banc of America Funding Corp.
5.67%, 9/20/35	(h)5,745	5,768
Bear Stearns Mortgage Funding Trust
5.49%, 3/25/37	(h)10,194	10,194
5.52%, 9/25/36	(h)98	98
5.53%, 12/25/36	(h)17,779	17,804
5.57%, 7/25/36	(h)12,678	12,663
Bear Stearns Structured Products
6.50%, 3/25/36 - 5/27/36	(e)5,050	4,836
Countrywide Alternative Loan Trust
5.47%, 5/20/46	(h)86	86
5.49%, 5/25/47	(h)18,475	18,475
5.51%, 10/25/46	(h)18,932	18,894
5.55%, 7/25/46	(h)14,176	14,224
5.58%, 11/20/35	(h)5,934	5,941
5.59%, 5/20/46 - 7/25/46	(h)15,785	15,861
5.61%, 11/20/35	(h)5,830	5,837
6.68%, 2/25/36	(h)90	91
Countrywide Home Loan Mortgage Pass Through Trust
5.59%, 4/25/46	(h)9,580	9,609
5.62%, 4/25/46	(h)89	90
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
5.47%, 2/25/47	(h)20,766	20,766
Deutsche ALT-A Securities NIM Trust
6.75%, 2/25/47	(e)5,305	5,287
Downey Savings & Loan Association Mortgage Loan Trust
5.52%, 10/19/36	(h)16,035	16,076
5.92%, 4/19/46	(h)10,830	10,840
Federal Home Loan Mortgage Corp.,
5.59%, 10/1/36	14,697	14,829
PAC
9.50%, 4/15/20	3	3
Federal National Mortgage Association, Conventional Pools:
7.00%, 9/25/32	3,637	3,774
Greenpoint Mortgage Funding Trust
5.50%, 5/25/47	$14,000	$14,000
5.64%, 3/25/36	(h)13,687	13,714
GSR Mortgage Loan Trust
5.51%, 8/25/46	(h)134	134
5.58%, 8/25/46	(h)15,799	15,843
Harborview Mortgage Loan Trust
5.41%, 1/19/38	(h)5,621	5,629
5.47%, 2/19/46	(h)12,354	12,365
5.50%, 11/19/36	(h)22,218	22,139
5.51%, 12/19/37	(h)19,174	19,202
5.52%, 7/21/36 - 2/19/46	(h)26,282	26,260
5.53%, 11/19/36	(h)17,162	17,214
5.55%, 7/19/46	(h)11,351	11,366
5.56%, 11/19/36 - 3/19/37	(h)4,364	4,352
5.57%, 10/19/37	(h)13,934	13,970
5.66%, 1/19/36	(h)64	64
5.70%, 11/19/35	(h)6,718	6,746
Harborview NIM Corp.
6.41%, 3/19/37 - 3/19/38	(e)12,496	12,458
Household Bank
8.24%, 7/1/08	(d)(k)@—	@—
Impac CMB Trust
5.57%, 6/25/34	(h)30	30
Indymac Index Mortgage Loan Trust
5.42%, 2/25/37	(h)13,102	13,115
5.44%, 7/25/46	(h)16,843	16,916
5.53%, 11/25/36	(h)17,624	17,654
5.57%, 6/25/46	(h)106	106
5.60%, 7/25/35	(h)3,524	3,545
5.70%, 10/25/36	(h)8,565	8,613
Lehman XS Net Interest Margin Notes
6.25%, 6/28/46	(e)4,507	4,496
Luminent Mortgage Trust
5.52%, 10/25/46	(h)15,330	15,372
5.54%, 12/25/36	(h)19,465	19,488
5.56%, 4/25/36	(h)9,662	9,696
5.60%, 2/25/46	(h)77	77
Mastr Adjustable Rate Mortgages Trust
5.57%, 4/25/46	(h)70	70
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)3,722	3,726
Mid-State Trust
8.33%, 4/1/30	82	87
Mortgage Equity Conversion Asset Trust
5.46%, 2/25/42	(h)12,000	12,000
Pelican Homestead Savings Association
9.36%, 10/1/07	(d)(k)23	23
Residential Accredit Loans, Inc.
5.46%, 2/25/37	(h)13,325	13,321
5.48%, 2/25/37 - 3/25/47	(h)40,755	40,739
5.51%, 12/25/36	(h)14,744	14,823
5.55%, 6/25/46	(h)115	115
5.58%, 2/25/46	(h)5,470	5,477
5.59%, 2/25/46	(h)4,457	4,459

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Face
Amount	Value
(000)	(000)
Mortgages - Other (cont’d)
Ryland Acceptance Corp. IV
6.65%, 7/1/11	$347	$346
Structured Adjustable Rate Mortgage Loan Trust
5.62%, 9/25/34	(h)1,586	1,590
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36	(h)7,492	7,508
5.52%, 10/25/36	(h)95	96
5.55%, 8/25/36	(h)12,506	12,548
5.58%, 5/25/36	(h)7,130	7,154
5.59%, 4/25/36	(h)18,134	18,219
Wamu Alternative Mortgage Pass-Through Certificates
4.98%, 8/25/46	(h)11,606	11,627
5.51%, 7/25/46	(h)66	66
5.52%, 12/25/46	(h)11,944	11,938
5.92%, 4/25/46 - 5/25/46	(h)21,146	21,167
Washington Mutual, Inc.
5.40%, 6/25/46	(h)67	67
5.57%, 11/25/45 - 12/25/45	(h)14,483	14,513
5.58%, 7/25/44 - 10/25/45	(h)5,246	5,258
5.59%, 4/25/45	(h)63	63
5.61%, 8/25/45	(h)2,429	2,432
5.68%, 7/25/45	(h)43	44
Zuni Mortgage Loan Trust
5.45%, 8/25/36	(h)10,289	10,285
812,648
Sovereign (1.5%)
Citigroup, Inc.
Zero Coupon, 7/17/08	2,560	3,033
Government of Argentina
5.83%, 12/31/33	9,855	4,730
Government of Japan
0.30%, 3/20/08	JPY	3,045,000	25,761
United Mexican States
9.50%, 12/18/14	MXN	75,635	7,632
41,156
U.S. Treasury Securities (11.2%)
U.S. Treasury Bonds
5.50%, 8/15/28	$	(c)75	81
6.13%, 8/15/29	(c)64,745	75,322
6.38%, 8/15/27	(c)16,140	19,121
7.63%, 2/15/25	(c)655	863
8.13%, 8/15/19 - 8/15/21	(c)46,325	60,519
U.S. Treasury Notes
4.00%, 2/15/14	(c)300	289
4.25%, 8/15/13	1,135	1,116
4.25%, 11/15/13	(c)1,910	1,875
4.50%, 2/28/11	(c)1,075	1,074
U.S. Treasury Strips
IO
4.97%, 11/15/21	(c)46,300	22,428
5.17%, 5/15/21	(c)140,140	69,588
U.S. Treasury Strips
PO
5/15/21	$	(c)100,600	$50,161
302,437
Utilities (1.6%)
Arizona Public Service Co.
5.80%, 6/30/14	3,935	3,975
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	1,130	1,126
Consolidated Natural Gas Co.
6.25%, 11/1/11	1,760	1,831
Detroit Edison Co.
6.13%, 10/1/10	2,035	2,099
Entergy Gulf States, Inc.
3.60%, 6/1/08	1,705	1,672
5.76%, 12/1/09	(h)1,995	1,994
6.09%, 12/8/08	(e)(h)4,225	4,237
Kinder Morgan Finance
5.70%, 1/5/16	3,970	3,729

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

NiSource Finance Corp.
5.93%, 11/23/09	(h)2,785	2,790
Ohio Power Corp.
6.00%, 6/1/16	3,605	3,745
Plains All American Pipeline LP
6.70%, 5/15/36	(c)3,635	3,732
PSEG Energy Holdings LLC
8.63%, 2/15/08	(c)2,547	2,607
Public Service Electric & Gas Co.
5.00%, 1/1/13	20	20
Sempra Energy
4.62%, 5/17/07	2,565	2,562
Texas Eastern Transmission LP
7.00%, 7/15/32	2,295	2,567
TXU Energy Co. LLC
7.00%, 3/15/13	3,155	3,283
Wisconsin Electric Power Co.
3.50%, 12/1/07	565	558
		42,527
Total Fixed Income Securities (Cost $2,572,157)		2,561,948

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
6/07 @ $94.25	6,255	32
6/07 @ $94.50	854	4
6/07 @ $94.75	2,057	360
9/07 @ $94.75	4,585	711
12/07 @ $94.50	545	23
12/07 @ $94.75	11,306	1,837
Total Put Options Purchased (Cost $6,429)		2,967

		Value
	Shares	(000)
Preferred Stock (0.4%)
Mortgages -— Other (0.4%)
Home Ownership Funding Corp.
13.33% (Cost $8,817)	(e)64,625	$9,564

	Face
	Amount
	(000)
Short-Term Investments (19.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (10.0%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)6,016	6,016
Alliance & Leicester plc, 5.33%, 4/10/07	(h)4,297	4,297
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07	2,092	2,092
Bancaja, 5.36%, 4/19/07	(h)2,148	2,148
Bank of America Corp., 5.32%, 4/2/07	(h)6,875	6,875
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)2,148	2,148
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)4,297	4,297
BNP Paribas plc, 5.33%, 5/21/07	(h)4,297	4,297
CAM US Finance S.A. Unipersonal, 5.36%, 7/3/07	(h)8,593	8,593
CIC, New York,
5.30%, 4/3/07	(h)3,007	3,007
5.34%, 4/2/07	(h)4,297	4,297
CIT Group Holdings, 5.37%, 7/18/07	(h)7,734	7,734
Credit Suisse First Boston, New York,
5.29%, 5/15/07	2,578	2,578
5.32%, 4/2/07	(h)4,297	4,297
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07	17,187	17,187
5.46%, 4/2/07	41,249	41,249
Dexia Bank, New York, 5.32%, 4/2/07	(h)4,296	4,296
First Tennessee Bank, 5.33%, 4/17/07	(h)2,148	2,148
Gemini Securitization Corp., 5.41%, 4/2/07	6,180	6,180
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)2,148	2,148
5.55%, 4/2/07	(h)4,039	4,039
HSBC Finance Corp., 5.33%, 4/10/07	(h)2,148	2,148
Mane Funding Corp., 5.29%, 4/10/07	3,078	3,078
Manufacturers & Traders, 5.30%, 4/16/07	(h)2,578	2,578
Marshall & Ilsley Bank, 5.37%, 12/17/07	4,309	4,309
Merrill Lynch & Co., 5.33%, 4/26/07	(h)2,258	2,258
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)6,445	6,445
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)4,297	4,297
5.34%, 4/2/07	(h)4,297	4,297
National Australia Bank Ltd., 5.31%, 4/10/07	(h)3,266	3,266
National City Bank Cleveland, 5.32%, 4/2/07	(h)2,148	2,148
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)8,594	8,594
Nationwide Building Society, 5.43%, 6/28/07	(h)4,984	4,984
Nordea Bank, New York, 5.31%, 4/2/07	(h)6,445	6,445
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07	2,544	2,544
Rheingold Securitization, 5.32%, 5/15/07	3,817	3,817
Sedna Finance, Inc., 5.32%, 5/15/07	1,103	1,103
Skandi, New York, 5.32%, 4/10/07	(h)4,297	4,297
Toronto Dominion, New York, 5.32%, 5/29/07	(h)4,297	4,297
Tulip Funding Corp., 5.36%, 4/30/07	$8,554	$8,554
UBS Securities LLC, 5.40%, 4/2/07	42,227	42,227
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)4,727	4,727
Unicredito Italiano Bank (Ireland) plc,
5.34%, 4/10/07	(h)3,007	3,007
		269,343
Repurchase Agreement (9.6%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $259,884	(f)259,770	259,770
U.S. Treasury Security (0.2%)
U. S. Treasury Bill
4.98%, 7/12/07	(j)5,580	5,504
Total Short-Term Investments (Cost $534,615)		534,617
Total Investments (115.0%) (Cost $3,122,018) —
Including $287,205 of Securities Loaned		3,109,096
Liabilities in Excess of Other Assets (-15.0%)		(404,442)
Net Assets (100%)		$2,704,654

(c)	All or a portion of security on loan at March 31, 2007.
(d)	Security was valued at fair value — At March 31, 2007,the Portfolio held $47,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date.Rates for these securities are fixed for a period of time then revert to afloating rate. The interest rate shown is the rate in effect at March 31, 2007.

@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2007.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	19,754	$26,432	5/14/07	USD	25,758	$25,758	$(674)

EUR	Euro
USD	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 10 yr. Note	8,281	$895,383	Jun-07	$1,705
U.S. Treasury 5 yr. Note	3,841	406,366	Jun-07	(250)
U.S. Treasury 2 yr. Note	3,050	624,916	Jun-07	(1,170)
Short:
U.S. Treasury Bond	2,067	229,954	Jun-07	299
				$584

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*      Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

High Yield Portfolio

Face
Amount	Value
(000)	(000)
Fixed Income Securities (92.2%)
Aerospace (2.0%)
Hexcel Corp.
6.75%, 2/1/15	$	(c)1,655	$1,643
K&F Acquisition, Inc.
7.75%, 11/15/14	2,400	2,562
4,205
Broadcasting (0.4%)
Univision Communications, Inc. PIK
9.75%, 3/15/15	(c)(e)945	946
Cable (4.0%)
Cablecom Luxembourg SCA
9.38%, 4/15/14	EUR	(e)900	1,319
Cablevision Systems Corp.
9.87%, 4/1/09	$	(h)1,930	2,055
CCH I LLC
11.00%, 10/1/15	652	680
Echostar DBS Corp.
6.38%, 10/1/11	1,115	1,125
Intelsat Bermuda Ltd.
8.87%, 1/15/15	(e)(h)305	313
Intelsat Subsidiary Holding Co., Ltd.
8.63%, 1/15/15	(c)2,045	2,198
Virgin Media Finance plc
8.75%, 4/15/14	230	240
9.13%, 8/15/16	145	154
PanAmSat Corp.
9.00%, 8/15/14	307	334
8,418
Chemicals (7.7%)
Berry Plastics Holding Corp.
8.88%, 9/15/14	(c)2,055	2,112
Cognis Deutschland GmbH & Co. KG
8.48%, 11/15/13	EUR	(e)(h)915	1,241
Equistar Chemicals LP
10.13%, 9/1/08	$2,055	2,173
Innophos, Inc.
8.88%, 8/15/14	(c)1,050	1,092
Innophos Investments Holdings, Inc. PIK
13.37%, 2/15/15	(h)502	527
Koppers, Inc.
9.88%, 10/15/13	490	534
Koppers Industry, Inc.
Zero Coupon, 11/15/14	(c)(g)1,155	978
Millennium America, Inc.
9.25%, 6/15/08	1,294	1,349
Nalco Co.
7.75%, 11/15/11	(c)975	1,004
8.88%, 11/15/13	(c)1,375	1,468
Rockwood Specialties Group, Inc.
7.63%, 11/15/14	EUR	700	977
10.63%, 5/15/11	$645	684
Terra Capital, Inc.
7.00%, 2/1/17	$	(c)(e)1,080	$1,080
Westlake Chemical Corp.
6.63%, 1/15/16	(c)1,130	1,107
16,326
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.7%)
Bear Stearns Structured Products, Inc.
1.00%, 3/27/36	(e)23,815	899
1.91%, 7/27/36	(e)18,107	717
6.00%, 4/25/37	(e)18,450	719
IO
1.27%, 2/27/36	(e)17,384	524
Countrywide Alternative Loan Trust
1.83%, 2/25/47	(e)14,170	772
3,631
Consumer Products (2.5%)
Jarden Corp.
7.50%, 5/1/17	(c)1,310	1,330
Levi Strauss & Co.
10.11%, 4/1/12	(c)(h)2,820	2,876
Oxford Industries, Inc.
8.88%, 6/1/11	1,145	1,191
5,397
Diversified Media (3.4%)
Advanstar Communications, Inc.
10.75%, 8/15/10	515	560
CanWest Media, Inc.
8.00%, 9/15/12	(c)2,052	2,134
Dex Media East LLC/Dex Media East Finance Co.
12.13%, 11/15/12	872	956
Dex Media West LLC/Dex Media Finance Co.
9.88%, 8/15/13	1,030	1,129
Idearc, Inc.
8.00%, 11/15/16	(e)400	414
Interpublic Group of Companies, Inc.
6.25%, 11/15/14	750	709
Valassis Communications, Inc.
8.25%, 3/1/15	(c)(e)1,410	1,392
7,294
Energy (11.7%)
Chaparral Energy, Inc.
8.50%, 12/1/15	1,735	1,722
8.88%, 2/1/17	(c)(e)240	242
CHC Helicopter Corp.
7.38%, 5/1/14	2,455	2,400
Chesapeake Energy Corp.
6.63%, 1/15/16	1,025	1,038
7.50%, 9/15/13	(c)1,090	1,145
CIE Generale De Geophysique
7.50%, 5/15/15	(c)760	787
El Paso Production Holding Co.
7.75%, 6/1/13	1,760	1,848

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Energy (cont’d)
Hanover Compressor Co.
8.63%, 12/15/10		$45	$47
9.00%, 6/1/14		450	489
Hanover Equipment Trust
8.50%, 9/1/08		972	982
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15		(e)2,275	2,247
Husky Oil Co.
8.90%, 8/15/28		(h)1,530	1,600
Kinder Morgan Finance Co. ULC
5.70%, 1/5/16		1,900	1,784
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		933	980
Massey Energy Co.
6.88%, 12/15/13		2,205	2,103
OPTI Canada, Inc.
8.25%, 12/15/14		(e)1,425	1,489
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.13%, 6/15/14		1,415	1,479
Pogo Producing Co.
6.88%, 10/1/17		(c)1,440	1,411
Sandridge Energy Debt Conversion Note
8.63%, 4/1/15		970	987
			24,780
Financial (0.8%)
Residential Accredit Loans, Inc.
Zero Coupon, 4/25/47		(e)6,750	388
Residential Capital Corp.
6.38%, 6/30/10		1,270	1,271
			1,659
Food & Drug (1.3%)
CA FM Lease Trust
8.50%, 7/15/17		(e)1,053	1,137
Delhaize America, Inc.
9.00%, 4/15/31		445	537
8.13%, 4/15/11		965	1,060
			2,734
Food & Tobacco (4.1%)
Michael Foods, Inc.
8.00%, 11/15/13		1,170	1,193
Pilgrim’s Pride Corp.
7.63%, 5/1/15		1,670	1,674
9.63%, 9/15/11		2,475	2,586
Reynolds American, Inc.
6.50%, 7/15/10		1,045	1,077
Smithfield Foods, Inc.
7.00%, 8/1/11		160	163
7.75%, 5/15/13		(c)1,000	1,038
8.00%, 10/15/09		885	927
			8,658
Forest Products (5.1%)
Crown Americas LLC and Crown Americas Capital Corp.
7.63%, 11/15/13		$965	$998
Crown European Holdings S.A.
6.25%, 9/1/11	EUR	520	719
Glatfelter
7.13%, 5/1/16		$205	209
Graham Packaging Co., Inc.
8.50%, 10/15/12		(c)615	627
Graphic Packaging International Corp.
9.50%, 8/15/13		(c)1,745	1,865
Owens-Illinois, Inc.
7.50%, 5/15/10		(c)3,030	3,091
7.35%, 5/15/08		60	61
Packaging Corp. Of America
4.38%, 8/1/08		2,500	2,461
Smurfit Kappa Group
10.13%, 10/1/12	EUR	480	695
			10,726
Gaming & Leisure (4.7%)
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		$2,465	2,428
Las Vegas Sands Corp.
6.38%, 2/15/15		(c)1,340	1,286
MGM Mirage
6.00%, 10/1/09		3,375	3,396
Station Casinos, Inc.
6.00%, 4/1/12		970	945
6.88%, 3/1/16		1,580	1,456
7.75%, 8/15/16		365	376
			9,887
Health Care (8.2%)
Community Health Systems, Inc.
6.50%, 12/15/12		1,160	1,201
DaVita, Inc.
6.63%, 3/15/13		(c)1,170	1,176
Fisher Scientific International, Inc.
6.13%, 7/1/15		2,450	2,459
Fresenius Medical Care Capital Trust II
7.88%, 2/1/08		1,361	1,381
Fresenius Medical Care Capital Trust IV
7.88%, 6/15/11		1,095	1,155
Fresenius Medical Care Capital Trust V
7.38%, 6/15/11	EUR	450	654
HCA, Inc.
5.75%, 3/15/14		$625	535
6.25%, 2/15/13		(c)1,570	1,431
6.30%, 10/1/12		(c)645	605
6.50%, 2/15/16		(c)1,250	1,070
Ivacare Corp.
9.75%, 2/15/15		(e)235	237
National Mentor Holdings, Inc.
11.25%, 7/1/14		975	1,070

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Face
Amount	Value
(000)	(000)
Health Care (cont’d)
Omnicare, Inc.
6.75%, 12/15/13	$880	$888
Sun Healthcare Group, Inc.
9.13%, 4/15/15	(e)775	798
Tenet Healthcare Corp.
7.38%, 2/1/13	670	626
9.88%, 7/1/14	(c)425	431
VWR International, Inc.
6.88%, 4/15/12	1,740	1,766
17,483
Housing (1.0%)
Goodman Global Holding Co., Inc.
8.36%, 6/15/12	(h)441	445
Nortek, Inc.
8.50%, 9/1/14	(c)1,780	1,740
2,185
Information Technology (3.1%)
Freescale Semiconductor, Inc.
10.13%, 12/15/16	(c)(e)1,650	1,662
Iron Mountain, Inc.
7.75%, 1/15/15	790	810
8.63%, 4/1/13	2,085	2,156
PGS Solutions, Inc.
9.63%, 2/15/15	(e)775	785
SunGard Data Systems, Inc.
9.13%, 8/15/13	(c)990	1,067
6,480
Manufacturing (2.3%)
Baldor Electric Co.
8.63%, 2/15/17	560	595
JohnsonDiversey, Inc.
9.63%, 5/15/12	(c)2,095	2,200
9.63%, 5/15/12	EUR	55	77
Propex Fabrics, Inc.
10.00%, 12/1/12	$1,210	1,062
RBS Global, Inc., and Rexnord Corp.
8.88%, 9/1/16	(c)(e)1,000	1,015
4,949
Metals (0.8%)
Foundation PA Coal Co.
7.25%, 8/1/14	(c)575	585
GrafTech Finance, Inc.
10.25%, 2/15/12	1,031	1,088
1,673
Retail (1.3%)
Brown Shoe Co., Inc.
8.75%, 5/1/12	1,145	1,219
Phillips - Van Heusen
7.25%, 2/15/11	(c)1,400	1,439
2,658
Services (0.4%)
Aramark Corp.
8.50%, 2/1/15	$	(e)175	$183
8.86%, 2/1/15	(e)(h)85	88
Aramark Services, Inc.
5.00%, 6/1/12	595	537
808
Sovereign (0.4%)
Mexican Bonos
9.50%, 12/18/14	MXN	9,120	920
Telecommunications (3.0%)
Axtel S.A.
11.00%, 12/15/13	$	(c)1,438	1,607
Esprit Telecom Group plc
10.88%, 6/15/08	(b)(d)(k)965	@—
11.00%, 6/15/08	DEM	(d)(k)2,608	@—
11.50%, 12/15/07	EUR	(d)(k)1,669	@—
11.50%, 12/15/07	$	(b)(d)(k)600	@—
EXDS, Inc.
11.63%, 7/15/10	(b)(c)(d)(k)3,899	@—
Nordic Telephonen Co. Holdings ApS
8.88%, 5/1/16	(e)465	500
Qwest Communications International, Inc.
8.86%, 2/15/09	(h)1,495	1,517
Qwest Corp.
5.63%, 11/15/08	355	357
Rhythms NetConnections, Inc.
12.75%, 4/15/09	(b)(d)(k)433	@—
13.88%, 5/15/08	(b)(d)(k)12,869	@—
14.00%, 2/15/10	(b)(d)(k)11,487	@—
TDC A/S
6.50%, 4/19/12	EUR	380	531
Wind Acquisition Finance S.A.
10.75%, 12/1/15	$	(c)(e)1,620	1,863
6,375
Transportation (10.5%)
ArvinMeritor, Inc.
8.75%, 3/1/12	1,705	1,769
Asbury Automotive Group, Inc.
7.63%, 3/15/17	(e)555	559
Ford Motor Credit Co.
5.80%, 1/12/09	1,340	1,315
7.00%, 10/1/13	(c)2,000	1,862
7.25%, 10/25/11	1,475	1,435
General Motors Acceptance Corp.
4.38%, 12/10/07	1,615	1,595
6.88%, 9/15/11	5,285	5,295
6.88%, 8/28/12	375	374
General Motors Corp.
7.13%, 7/15/13	(c)710	666
8.38%, 7/15/33	(c)1,370	1,236
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	(c)1,955	2,023

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Transportation (cont’d)
Sonic Automotive, Inc.
8.63%, 8/15/13	$2,945	$3,077
United Auto Group, Inc.
7.75%, 12/15/16	(e)1,060	1,076
		22,282
Utilities (10.4%)
AES Corp. (The)
7.75%, 3/1/14	(c)905	955
8.88%, 2/15/11	243	262
9.00%, 5/15/15	(e)105	113
9.38%, 9/15/10	396	433
CMS Energy Corp.
7.50%, 1/15/09	(c)2,785	2,872
Colorado Interstate Gas Co.
6.80%, 11/15/15	2,880	3,077
Ipalco Enterprises, Inc.
8.38%, 11/14/08	640	664
8.63%, 11/14/11	730	791
Nevada Power Co.
8.25%, 6/1/11	950	1,049
9.00%, 8/15/13	1,045	1,133
Northwest Pipeline Corp.
8.13%, 3/1/10	475	497
NRG Energy, Inc.
7.38%, 1/15/17	(c)1,200	1,234
Ormat Funding Corp.
8.25%, 12/30/20	(c)1,524	1,551
PSEG Energy Holdings LLC
8.63%, 2/15/08	1,145	1,172
TXU Corp.
6.38%, 1/1/08	1,000	1,008
Transcontinental Gas Pipe Line Corp.
6.25%, 1/15/08	2,300	2,317
TXU Energy Co. LLC
7.00%, 3/15/13	515	536
Williams Cos., Inc.
7.88%, 9/1/21	2,160	2,387
		22,051
Wireless Communications (1.4%)
American Tower Corp.
7.13%, 10/15/12	(c)900	931
7.50%, 5/1/12	1,475	1,538
Rural Cellular Corp.
8.25%, 3/15/12	(c)500	525
		2,994
Total Fixed Income Securities (Cost $215,189)		195,519

	Shares
Common Stocks (0.0%)
Media (0.0%)
Cyprion Media Network	94,396	8
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)7,617	@—

		Value
	Shares	(000)
XO Holdings, Inc.	$ (a)(c)6,978	$35
		35
Utilities (0.0%)
PNM Resources, Inc.	854	28
Total Common Stocks (Cost $10,801)		71
Preferred Stocks (0.3%)
Broadcasting (0.0%)
ION Media Networks, Inc. (Convertible) PIK	(e)44,555	11
Financial (0.3%)
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)(h)1,079	689
Total Preferred Stocks (Cost $699)		700

	No. of
	Contracts
Put Option Purchased (0.1%)
90 Day EuroDollar
9/07 @ 94.75	438	67
12/07 @ 94.50	16	1
12/07 @ 94.75	411	67
Total Put Option Purchased (Cost $217)		135

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A expiring 1/16/10	(a)(c)13,962	13
XO Holdings, Inc., Series B expiring 1/16/10	(a)(c)10,470	5
XO Holdings, Inc., Series C expiring 1/16/10	(a)(c)10,471	3
		21
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11	(a)(d)(e)(k)8,020	@—

Total Warrants (Cost $26)		21

	Face
	Amount
	(000)
Short-Term Investments (29.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (23.2%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)1,101	1,101
Alliance & Leicester plc, 5.33%, 4/10/07	(h)786	786
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07	383	383
Bancaja, 5.36%, 4/19/07	(h)393	393
Bank of America Corp., 5.32%, 4/2/07	(h)1,258	1,258
Bank of New York Co., Inc., 5.32%,
4/10/07	(h)393	393
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)787	787
BNP Paribas plc, 5.33%, 5/21/07	(h)787	787
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)1,573	1,573
CIC, New York,
5.30%, 4/3/07	(h)551	551
5.34%, 4/2/07	(h)786	786
CIT Group Holdings, 5.37%, 7/18/07	(h)1,416	1,416

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Credit Suisse First Boston, New York,
5.29%, 5/15/07	$472	$472
5.32%, 4/2/07	(h)786	786
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07	3,146	3,146
5.46%, 4/2/07	7,550	7,550
Dexia Bank, New York, 5.32%, 4/2/07	(h)786	786
First Tennessee Bank, 5.33%, 4/17/07	(h)393	393
Gemini Securitization Corp., 5.41%, 4/2/07	1,131	1,131
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)393	393
5.55%, 4/2/07	(h)739	739
HSBC Finance Corp., 5.33%, 4/10/07	(h)393	393
Mane Funding Corp., 5.29%, 4/10/07	563	563
Manufacturers & Traders, 5.30%, 4/16/07	(h)472	472
Marshall & Ilsley Bank, 5.37%, 12/17/07	789	789
Merrill Lynch & Co., 5.33%, 4/26/07	(h)413	413
Metropolitan Life Global Funding, 5.31%, 4/23/07	(h)1,180	1,180
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)787	787
5.34%, 4/2/07	(h)787	787
National Australia Bank Ltd., 5.31%, 4/10/07	(h)598	598
National City Bank Cleveland, 5.32%, 4/2/07	(h)393	393
National Rural Utilities Cooperative Finance
Corp., 5.31%, 4/2/07	(h)1,573	1,573
Nationwide Building Society, 5.43%, 6/28/07	(h)912	912
Nordea Bank, New York, 5.31%, 4/2/07	(h)1,180	1,180
Raiffeisen Zentralbank Oesterreich, 5.31%, 6/19/07	466	466
Rheingold Securitization, 5.32%, 5/15/07	699	699
Sedna Finance, Inc., 5.32%, 5/15/07	202	202
Skandi, New York, 5.32%, 4/10/07	(h)787	787
Toronto Dominion, New York, 5.32%, 5/29/07	(h)786	786
Tulip Funding Corp., 5.36%, 4/30/07	1,566	1,566
UBS Securities LLC, 5.40%, 4/2/07	7,729	7,729
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)865	865
Unicredito Italiano Bank (Ireland) plc, 5.34%
4/10/07	(h)550	550
		49,300
Repurchase Agreement (6.3%)
J.P. Morgan Securities, Inc.,
5.28%, dated 3/30/07, due 4/2/07,
repurchase price $13,336	(f)13,330	13,330
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
4.98%, 7/12/07	(j)160	158
Total Short-Term Investments (Cost $62,788)		62,788
Total Investments (122.2%) (Cost $289,720) —
Including $48,378 of Securities Loaned		259,234
Liabilities in Excess of Other Assets (-22.2%)		(47,112)
Net Assets (100%)		$212,122

(a)	Non-income producing security
(b)	Issuer is in default.
(c)	All or portion of security on loan at March 31, 2007.
(d)	Security was valued at fair value — At March 31, 2007, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2007.
@	Face Amount/Value is less than $500.
EUR	Euro
DEM	German Mark
MXN	Mexican Peso
PIK	Payment-in-Kind

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	1,754	$2,346	4/30/07	USD	2,285	$2,285	$(60)
EUR	2,864	3,830	4/30/07	USD	3,732	3,732	(98)
		$6,176				$6,017	$(158)

EUR — Euro
USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:

U.S. Treasury 2yr. Note	28	$5,737	Jun-07	$(11)
U.S. Treasury 5 yr. Note	264	27,930	Jun-07	(17)
U.S. Treasury 10 yr. Note	235	25,409	Jun-07	(23)

Short:

U.S. Treasury Bonds	139	15,464	Jun-07	20
				$(31)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by Industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (98.4%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.38%, 3/20/25-1/20/28	$163	$165
5.75%, 7/20/25-9/20/27	47	47
6.13%, 11/20/25-11/20/27	58	58
		270
Agency Fixed Rate Mortgages (10.2%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.35%, 4/1/37	(h)575	574
5.76%, 1/1/37	(h)1,050	1,058
11.00%, 7/1/13	4	5
Gold Pools:
7.00%, 6/1/28-6/1/32	103	107
7.50%, 8/1/30-1/1/31	120	125
8.00%, 6/1/30-9/1/31	505	532
8.50%, 7/1/30-7/1/31	78	83
9.50%, 12/1/22	20	22
10.00%, 6/1/17	21	23
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30-5/1/33	403	415
7.00%, 1/1/32-11/1/34	1,734	1,807
7.50%, 8/1/29-3/1/32	896	938
8.00%, 10/1/30-9/1/31	130	137
8.50%, 8/1/30	8	9
9.50%, 12/1/17-12/1/21	401	436
10.00%, 7/1/18-5/1/22	13	15
April TBA
7.00%, 4/25/35	(i)1,725	1,780
May TBA
7.00%, 5/25/37	(i)5,725	5,900
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16-12/15/21	147	160
10.00%, 4/15/16-3/15/25	257	286
10.50%, 9/15/17-2/15/18	40	45
11.00%, 3/15/10-6/15/20	99	109
11.50%, 6/15/13	6	7
12.00%, 5/15/14	7	8
12.50%, 12/15/10	1	1
		14,582
Asset Backed Corporates (30.6%)
ACE Securities Corp.
5.43%, 7/25/35	(h)173	173
Argent Securities, Inc.
5.37%, 10/15/46	(h)823	824
Bayview Financial Acquisition Trust
5.42%, 11/28/36	(h)496	496
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35	$ (h)222	$222
5.52%, 9/25/34	(h)213	213
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	110	110
4.05%, 7/15/09	1,313	1,308
4.98%, 5/15/11	1,075	1,075
5.31%, 10/20/09	(e)1,250	1,252
Capital One Auto Finance Trust
5.07%, 7/15/11	575	575
Carrington Mortgage Loan Trust
5.47%, 9/25/35	(h)286	286
Caterpillar Financial Asset Trust
3.90%, 2/25/09	684	681
5.57%, 5/25/10	925	931
CIT Equipment Collateral
5.07%, 2/20/10	600	601
Citibank Credit Card Issuance Trust
5.34%, 3/22/12	(h)900	900
Citigroup Mortgage Loan Trust, Inc.
5.39%, 8/25/36-1/25/37	(h)1,193	1,193
CNH Equipment Trust
4.02%, 4/15/09	758	754
4.27%, 1/15/10	2,190	2,174
5.20%, 6/15/10	500	501
Countrywide Asset-Backed Certificates
5.43%, 6/25/35	(h)827	827
Credit-Based Asset Servicing and Securitization LLC
5.38%, 6/25/36	(h)521	522
5.39%, 1/25/37	(h)1,005	1,005
Ford Credit Auto Owner Trust
5.26%, 10/15/10	1,000	1,003
Fremont Home Loan Owner Trust
5.37%, 10/25/36	(h)798	798
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)1,446	1,439
4.88%, 10/22/09	(e)2,125	2,120
GMASMP Trust
5.39%, 1/25/37	685	685
GS Auto Loan Trust
5.37%, 12/15/10	925	928
GSAMP Trust
5.39%, 12/25/36-1/25/37	(h)1,504	1,504
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	219	217
2.76%, 5/15/11	837	829
3.09%, 6/15/10	152	152
3.76%, 12/17/12	550	539
4.07%, 2/15/12	1,150	1,135
4.41%, 6/15/12	1,500	1,488
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)1,325	1,322

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Honda Auto Receivables Owner Trust
4.85%, 10/19/09	$1,700	$1,696
Hyundai Auto Receivables Trust
3.98%, 11/16/09	975	968
Irwin Home Equity Corp.
5.46%, 6/25/35	(h)@—	@—
Nationstar Home Equity Loan Trust
6.02%, 9/25/36	(h)692	692
Nissan Auto Receivables Grantor Trust
5.44%, 4/15/10	1,150	1,157
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	1,220	1,213
Residential Asset Securities Corp.
5.40%, 5/25/30	(h)483	483
Securitized Asset Backed Receivables LLC Trust
5.40%, 11/25/36	(h)835	835
SLM Student Loan Trust
5.32%, 10/25/14	(h)950	951
Soundview Home Equity Loan Trust
5.40%, 1/25/37	(h)689	689
Structured Asset Securities Corp.
5.52%, 6/25/35	(h)76	76
Terwin Mortgage Trust
5.44%, 7/25/35	(e)(h)1	1
5.50%, 7/25/36	(h)8	8
5.79%, 12/25/34	(h)151	151
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	175	174
USAA Auto Owner Trust
2.67%, 10/15/10	692	686
Volkswagen Auto Lease Trust
3.82%, 5/20/08	295	295
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	2,097	2,092
Wachovia Auto Owner Trust
4.06%, 9/21/09	556	553
Whole Auto Loan Trust
2.58%, 3/15/10	417	416
World Omni Auto Receivables Trust
3.29%, 11/12/08	81	81
		43,999
Collateralized Mortgage Obligations- Agency Collateral Series (2.2%)
Countrywide Alternative Loan Trust
IO
1.54%, 2/25/37	(h)9,825	519
1.73%, 12/20/35	(h)10,134	276
1.95%, 3/20/47	(h)6,010	334
2.71%, 12/20/35	(h)11,153	536
Federal Home Loan Mortgage Corporation
Inv Fl IO
2.68%, 3/15/32	(h)497	42
IO
5.00%, 9/15/14	$430	$13
6.00%, 5/1/31	245	47
6.50%, 4/1/28-8/1/28	557	118
7.00%, 2/15/32	93	21
8.00%, 1/1/28-6/1/31	20	4
IO PAC
6.00%, 4/15/32	257	31
Federal National Mortgage Association
Inv Fl IO
2.78%, 12/25/29	(h)8	@—
IO
6.00%, 5/25/33-6/25/33	703	150
6.50%, 6/1/31	160	35
7.00%, 4/25/33	305	72
8.00%, 5/1/30	11	3
9.00%, 11/1/26	37	9
IO PAC
8.00%, 8/18/27	37	8
Government National Mortgage Association
Inv Fl IO
2.63%, 12/16/25-9/16/27	(h)302	20
2.68%, 5/16/32	(h)106	5
Harborview Mortgage Loan Trust
IO
0.97%, 6/19/35	(h)8,763	199
1.26%, 5/19/35	(h)11,271	269
1.63%, 3/19/37	(h)9,186	405
PO
3/19/37	4	3
		3,119
Finance (12.3%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)610	637
American General Finance Corp.
4.63%, 5/15/09	755	746
AXA Financial, Inc.
6.50%, 4/1/08	295	298
Bank of America Corp.
3.38%, 2/17/09	245	238
3.88%, 1/15/08	165	163
Bank of New York Co., Inc. (The)
3.80%, 2/1/08	250	247
5.20%, 7/1/07	85	85
Bank One Corp.
6.00%, 2/17/09	455	462
Catlin Insurance Co., Ltd
7.25%	(e)(h)(o)250	249
CIT Group, Inc.
3.65%, 11/23/07	285	282
4.75%, 8/15/08	100	99
Countrywide Home Loans, Inc.
3.25%, 5/21/08	327	320

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Farmers Insurance Exchange
8.63%, 5/1/24	$ (e)300	$358
General Electric Capital Corp.
4.75%, 9/15/14	95	92
5.37%, 3/12/10	(h)515	515
HSBC Finance Corp.
4.13%, 12/15/08	90	88
6.40%, 6/17/08	270	274
6.75%, 5/15/11	285	301
Huntington National Bank (The)
4.38%, 1/15/10	300	293
iStar Financial, Inc.
5.69%, 3/9/10	(h)320	320
John Hancock Global Funding II
7.90%, 7/2/10	(e)715	774
JPMorgan Chase & Co.
6.00%, 2/15/09	275	279
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	410	405
Mantis Reef Ltd.
4.69%, 11/14/08	(e)255	253
MBNA Corp.
5.79%, 5/5/08	(h)625	628
Monumental Global Funding II
3.85%, 3/3/08	(e)760	750
Nationwide Building Society
4.25%, 2/1/10	(e)325	317
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	10	11
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	350	349
Popular North America, Inc.
5.65%, 4/15/09	155	156
Pricoa Global Funding I
3.90%, 12/15/08	(e)795	777
Residential Capital LLC
5.84%, 6/9/08	(h)300	297
6.38%, 6/30/10	425	425
Simon Property Group LP
6.38%, 11/15/07	355	357
SLM Corp.
4.00%, 1/15/10	230	224
Sovereign Bancorp, Inc.
5.58%, 3/23/10	(h)425	425
Sovereign Bank
4.00%, 2/1/08	100	99
TIAA Global Markets, Inc.
4.13%, 11/15/07	(e)630	625
Travelers Cos., Inc. (The)
5.01%, 8/16/07	311	311
Two-Rock Pass Through Trust
6.30%	(e)(h)(o)290	286
U.S. Bancorp
5.10%, 7/15/07	$125	$125
Unicredit Luxembourg Finance S.A.
5.41%, 10/24/08	(e)(h)470	470
USB Capital IX
6.19%	(h)(o)360	369
Wachovia Capital Trust Ill
5.80%	(h)(o)720	729
Washington Mutual Preferred Funding II
6.66%	(e)(h)(o)300	295
Washington Mutual, Inc.
8.25%, 4/1/10	365	395
World Financial Properties
6.91%, 9/1/13	(e)876	920
6.95%, 9/1/13	(e)212	223
Xlliac Global Funding
4.80%, 8/10/10	(e)375	370
		17,711
Industrials (8.7%)
America West Airlines, Inc.
7.10%, 4/2/21	233	247
American Honda Finance Corp.
3.85%, 11/6/08	(e)325	319
AT&T, Inc.
5.30%, 11/15/10	160	161
Brookfield Asset Management, Inc.
7.13%, 6/15/12	300	322
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	140	142
Caterpillar Financial Services Corp.
5.43%, 8/20/07	(h)280	280
Clorox Co.
5.48%, 12/14/07	(h)485	485
Comcast Cable Communications LLC
6.75%, 1/30/11	235	248
8.38%, 5/1/07	105	105
Comcast LCI Holdings
7.63%, 2/15/08	40	41
Consumers Energy Co.
4.00%, 5/15/10	100	97
4.80%, 2/17/09	175	174
Cooper Industries, Inc.
5.25%, 7/1/07-11/15/12	385	385
CVS Lease Pass Through
6.04%, 12/10/28	(e)363	368
CVS/Caremark Corp.
3.88%, 11/1/07	65	65
5.75%, 8/15/11	65	66
Deutsche Telekom International Finance BV
7.99%, 6/15/10	435	472
FBG Finance Ltd.
5.13%, 6/15/15	(e)255	245

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Federated Department Stores, Inc.
6.63%, 9/1/08	$80	$81
6.30%, 4/1/09	265	271
Federated Retail Holdings, Inc.
5.90%, 12/1/16	380	379
FedEx Corp.
5.50%, 8/15/09	145	146
France Telecom S.A.
7.75%, 3/1/11	290	316
Fred Meyer, Inc.
7.45%, 3/1/08	300	306
General Mills, Inc.
3.88%, 11/30/07	85	84
Hewlett Packard Co.
5.48%, 5/22/09	(h)215	215
Home Depot, Inc.
5.47%, 12/16/09	(h)105	105
Hyatt Equities LLC
6.88%, 6/15/07	(e)330	331
ICI Wilmington, Inc.
4.38%, 12/1/08	125	123
Kraft Foods, Inc.
5.25%, 6/1/07	115	115
LG Electronics, Inc.
5.00%, 6/17/10	(e)165	163
Masco Corp.
4.63%, 8/15/07	240	239
May Department Stores Co. (The)
5.95%, 11/1/08	295	298
Miller Brewing Co.
4.25%, 8/15/08	(e)280	276
Mohawk Industries, Inc.
7.20%, 4/15/12	235	249
Norfolk Southern Corp.
7.35%, 5/15/07	240	240
Raytheon Co.
6.15%, 11/1/08	130	132
Sara Lee Corp.
2.75%, 6/15/08	380	368
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)249	263
Telecom Italia Capital S.A.
4.00%, 1/15/10	335	324
Textron Financial Corp.
4.13%, 3/3/08	305	302
5.13%, 2/3/11	95	95
Time Warner, Inc.
5.59%, 11/13/09	(h)445	446
Union Pacific Corp.
6.63%, 2/1/08	416	420
UnitedHealth Group, Inc.
4.13%, 8/15/09	150	147
5.43%, 3/2/09	(h)145	145
Valero Energy Corp.
3.50%, 4/1/09	$155	$150
Verizon Global Funding Corp.
6.13%, 6/15/07	445	446
7.25%, 12/1/10	140	150
Verizon New England, Inc.
6.50%, 9/15/11	200	209
Viacom, Inc.
5.75%, 4/30/11	300	304
Vodafone Group plc
5.44%, 12/28/07	(h)215	215
Yum! Brands, Inc.
8.88%, 4/15/11	190	214
		12,489
Mortgages - Other (27.8%)
American Home Mortgage Assets
5.45%, 3/25/47	(h)925	923
American Home Mortgage Investment
5.51%, 4/25/37	(h)700	700
Banc of America Funding Corp.
5.67%, 9/20/35	(h)391	392
Bear Stearns Mortgage Funding Trust
5.48%, 12/25/36	(h)672	673
5.49%, 3/25/37	(h)1,025	1,025
5.50%, 10/25/36	(h)858	854
5.52%, 9/25/36	(h)980	977
Citigroup Mortgage Loan Trust, Inc.
5.40%, 1/25/37	(h)580	579
Countrywide Alternative Loan Trust
5.25%, 7/25/46	(e)241	240
5.46%, 4/25/47	(h)995	994
5.51%, 11/25/46	(h)662	663
5.58%, 11/20/35	(h)734	735
5.60%, 10/25/35	(h)103	103
5.71%, 12/20/35	(e)(h)909	912
6.50%, 10/25/46	(e)324	323
Countrywide Home Loan Mortgage Pass Through Trust
5.59%, 4/25/35	(h)831	833
5.62%, 3/25/35	(h)241	242
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
5.47%, 2/25/47	(h)1,097	1,097
Deutsche ALT-A Securities, NIM Trust
6.75%, 2/25/47	(e)434	433
Federal National Mortgage Association
5.38%, 12/25/36	(h)601	600
5.51%, 4/25/37	725	728
Greenpoint Mortgage Fund
5.50%, 5/25/47	1,000	1,000
Greenpoint Mortgage Funding Trust
5.51%, 3/25/47	(h)750	750
5.64%, 3/25/36	(h)1,844	1,848
GS Mortgage Securities Corp.
6.25%, 1/25/37	(e)410	409

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages - Other (cont’d)
GSR Mortgage Loan Trust
5.58%, 8/25/46	$ (h)895	$898
Harborview Mortgage Loan Trust
5.41%, 1/19/38	(h)329	330
5.45%, 3/19/37	(h)711	712
5.47%, 2/19/46	(h)766	767
5.50%, 11/19/36	(h)968	965
5.51%, 12/19/37	(h)1,075	1,076
5.56%, 3/19/37	(h)1,510	1,513
5.61%, 7/19/45	(h)450	451
5.70%, 11/19/35	(h)779	782
Harborview NIM Corp.
6.41%, 3/19/37	(e)284	283
Indymac Index Mortgage Loan Trust
5.42%, 2/25/37	(h)733	734
5.53%, 11/25/36	(h)697	698
5.54%, 4/25/46	(h)807	808
Luminent Mortgage Trust
5.56%, 4/25/36-10/25/46	(h)2,316	2,325
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)412	413
Residential Accredit Loans, Inc.
5.48%, 2/25/46-3/25/47	(h)2,323	2,323
5.51%, 12/25/36	(h)811	815
5.58%, 2/25/46	(h)653	654
5.59%, 2/25/46	(h)687	687
Structured Asset Mortgage Investments, Inc.
5.52%, 10/25/36	(h)954	956
Washington Mutual, Inc.
5.57%, 11/25/45-12/25/45	(h)1,739	1,743
5.58%, 10/25/45	(h)636	637
5.59%, 4/25/45	(h)1,012	1,014
5.61%, 8/25/45	(h)282	282
		39,899
Sovereign (0.4%)
Province of Quebec Canada
6.13%, 1/22/11	550	573
U.S. Treasury Security (3.9%)
U.S. Treasury Note
3.88%, 2/15/13	5,825	5,628
Utilities (2.1%)
Ameren Corp.
4.26%, 5/15/07	220	220
Appalachian Power Co.
3.60%, 5/15/08	355	348
Arizona Public Service Co.
5.80%, 6/30/14	330	333
Carolina Power & Light Co.
5.13%, 9/15/13	245	242
Columbus Southern Power Co.
4.40%, 12/1/10	100	97
Consolidated Natural Gas Co.
6.25%, 11/1/11	$160	$167
Detroit Edison Co.
6.13%, 10/1/10	155	160
Entergy Gulf States, Inc.
5.76%, 12/1/09	(h)215	215
NiSource Finance Corp.
5.93%, 11/23/09	(h)165	165
Ohio Power Co.
6.00%, 6/1/16	190	197
Public Service Electric & Gas Co.
5.00%, 1/1/13	145	143
Sempra Energy
4.62%, 5/17/07	145	145
TXU Energy Co. LLC
6.13%, 3/15/08	125	126
Wisconsin Electric Power Co.
3.50%, 12/1/07	395	391
		2,949
Total Fixed Income Securities (Cost $141,680)		141,219
Preferred Stock (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp.
13.33%, (Cost $90)	(e)650	97

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
6/07 @ $94.25	498	2
6/07 @ $94.75	470	76
9/07 @ $94.75	37	6
12/07 @ $94.50	27	1
Total Put Options Purchased (Cost $267)		85

	Face
	Amount
	(000)
Short-Term Investments (7.7%)
Repurchase Agreement (7.0%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $10,087 (Cost $10,083)	$ (f)10,083	10,083
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
4.92%, 7/12/07	(j)1,035	1,021
Total Short-Term Investments (Cost $11,104)		11,104
Total Investments (106.3%) (Cost $153,141)		152,505
Liabilities in Excess of Other Assets (-6.3%)		(9,052)
Net Assets (100%)		$143,543

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2007.

@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2007.
IO	Interest Only
PO	Principal Only
PAC	Planned Amortization Class
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	195	$39,954	Jun-07	$(73)
U.S. Treasury 5 yr. Note	168	17,774	Jun-07	(11)
U.S. Treasury 10 yr. Note	463	50,062	Jun-07	135
Short:
U.S. Treasury Short Bond	121	13,461	Jun-07	17
				$68

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

International Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (93.9%)
Australia (0.6%)
New South Wales Treasury Corp.
6.00%, 5/1/12	AUD	1,000	$796
Telstra Corp Ltd.
6.38%, 6/29/11	EUR	300	430
			1,226
Austria (4.3%)
Oesterreichische Kontrollbank AG
1.80%, 3/22/10	JPY	300,000	2,611
Republic of Austria
3.50%, 7/15/15	EUR	5,000	6,413
			9,024
Belgium (3.7%)
Government of Belgium
3.00%, 9/28/08	5,900		7,770
Canada (5.1%)
Government of Canada
1.90%, 3/23/09	JPY	5,500	4,755
3.00%, 6/1/07	CAD	500,000	4,332
Quebec Province
1.60%, 5/9/13	JPY	180,000	1,540
			10,627
Cayman Islands (0.3%)
MBNA America European Structured Offerings
5.13%, 4/19/08	EUR	511	689
Denmark (2.0%)
Kingdom of Denmark
4.00%, 8/15/08	DKK	12,500	2,237
6.00%, 11/15/11	10,000		1,941
			4,178
France (8.6%)
Alcatel-Lucent
4.75%, 1/1/11	EUR	2,808	624
Compagnie Generale des Etablissements
Michelin
6.38%, 12/3/33	(h)300		423
Crown European Holdings S.A.
6.25%, 9/1/11	295		408
France Telecom S.A.
1.60%, 1/1/09	330		447
8.13%, 1/28/33	170		308
Government of France O.A.T.
5.50%, 4/25/29	4,000		6,255
6.50%, 4/25/11	6,400		9,324
			17,789
Germany (9.4%)
Bundesrepublik Deutschland
5.50%, 1/4/31	1,900		2,996
6.25%, 1/4/24	6,100		10,115
Cognis Deutschland GmbH & Co. KG
8.48%, 11/15/13	(h)440		597
Kreditanstalt fuer Wiederaufbau
0.75%, 8/8/08	EUR	500	$652
2.05%, 9/21/09	JPY	440,000	3,840
2.05%, 2/16/26	160,000		1,358
			19,558
Ireland (6.0%)
Depfa ACS Bank
0.75%, 9/22/08	430,000		3,652
Government of Ireland
4.25%, 10/18/07	EUR	6,600	8,826
			12,478
Italy (3.0%)
Republic of Italy
0.65%, 3/20/09	JPY	740,000	6,269
Japan (14.6%)
Development Bank of Japan
1.60%, 6/20/14	600,000		5,141
Government of Japan
0.30%, 12/20/07	400,000		3,385
1.10%, 9/20/12	1,000,000		8,424
1.70%, 6/20/33	480,000		3,596
2.40%, 3/20/34	430,000		3,712
Japan Bank for International Co-operation
0.35%, 3/19/08	300,000		2,540
Japan Finance Corp. for Municipal Enterprises
2.00%, 5/9/16	330,000		2,904
Sharp Corp.
Zero Coupon, 9/30/13	48,000		438
Sony Corp.
Zero Coupon, 12/18/08	20,000		198
			30,338
Luxembourg (0.5%)
Gaz Capital for Gazprom
4.56%, 12/9/12	EUR	170	223
Telecom Italia Finance S.A.
7.75%, 1/24/33	265		428
Tyco International Group S.A.
6.13%, 4/4/07	270		361
			1,012
Mexico (0.8%)
Mexican Bonos
9.50%,12/18/14	MXN	16,100	1,625
Multi-Country (2.3%)
Inter-American Development Bank
1.90%, 7/8/09	JPY	545,000	4,734
Netherlands (9.2%)
Bank Nederlandse Gemeenten
0.80%, 9/22/08	250,000		2,125
Government of Netherlands
4.00%, 1/15/37	EUR	5,600	7,143
5.00%, 7/15/12	5,000		6,980
3.75%, 1/15/23	1,800		2,276
Impress Holdings
6.88%, 9/15/13	155		214

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Netherlands (cont’d)
Telefonica Europe B.V.
5.88%, 2/14/33	EUR	320	$450
			19,188
Norway (0.8%)
Kingdom of Norway
5.50%, 5/15/09	NOK	9,400	1,570
Philippines (0.3%)
Government of Philippines
9.50%, 2/2/30	$455		605
Poland (2.2%)
Poland Government Bond
6.25%, 10/24/15	PLN	12,300	4,561
Spain (2.0%)
Government of Spain
5.15%, 7/30/09	EUR	3,000	4,106
Sweden (1.5%)
Government of Sweden
4.00%, 12/1/09	SEK	14,000	2,012
Kingdom of Sweden
5.25%, 3/15/11	5,600		840
Telefonaktiebolaget LM Ericsson
6.75%, 11/28/10	EUR	230	323
			3,175
United Kingdom (11.9%)
Allied Domecq
6.63%, 4/18/11	GBP	190	382
BAA plc
4.50%, 2/15/18	EUR	170	222
British Telecommunications plc
7.38%, 2/15/11	220		325
Government of United Kingdom
4.00%, 3/7/09	GBP	2,700	5,177
4.25%, 6/7/32	800		1,516
United Kingdom Treasury Bond
5.00%, 9/7/14	8,700		17,040
			24,662
United States (4.8%)
Federal National Mortgage Association
1.75%, 3/26/08	JPY	700,000	6,005
Ford Motor Credit Co.
5.75%, 1/12/09	EUR	320	422
General Electric Capital Corp.
0.75%, 2/5/09	JPY	250,000	2,116
General Motors Acceptance Corp.
5.38%, 6/6/11	EUR	190	249
6.00%, 7/3/08	260		350
Omnicom Group, Inc.
Zero Coupon, 7/31/32	$400		414
Wyeth
4.88%, 1/15/24	(h)390		418
			9,974
Total Fixed Income Securities (Cost $190,712)			195,158
Short-Term Investment (4.3%)
Repurchase Agreement (4.3%)
J.P.Morgan Securities, Inc., 5.28% dated 3/30/07, due 4/2/07, repurchase price $8,845 (Cost $8,841)	$	(f)8,841	$8,841
Total Investments (98.2%) (Cost $199,553)			203,999
Other Assets in Excess of Liabilities (1.8%)			3,770
Net Assets (100%)			$207,769

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CAD	1,100	$953	4/10/07	USD	937	$937	$(16)
CAD	1,200	1,040	4/10/07	USD	1,042	1,042	2
CHF	2,365	1,948	4/11/07	USD	1,936	1,936	(12)
DKK	7,400	1,327	4/11/07	USD	1,296	1,296	(31)
DKK	7,000	1,255	4/11/07	USD	1,217	1,217	(38)
EUR	500	668	4/12/07	USD	651	651	(17)
EUR	385	514	4/16/07	USD	500	500	(14)
EUR	500	668	4/16/07	USD	652	652	(16)
EUR	135	180	4/16/07	USD	176	176	(4)
EUR	300	401	4/16/07	USD	392	392	(9)
EUR	1,750	2,338	4/16/07	USD	2,294	2,294	(44)
GBP	775	1,525	4/18/07	USD	1,524	1,524	(1)
GBP	2,650	5,215	4/18/07	USD	5,222	5,222	7
GBP	1,625	3,198	4/18/07	USD	3,168	3,168	(30)
GBP	500	984	4/18/07	USD	978	978	(6)
JPY	50,000	425	4/12/07	USD	419	419	(6)
JPY	125,000	1,062	4/12/07	USD	1,041	1,041	(21)
JPY	995,000	8,454	4/12/07	USD	8,312	8,312	(142)
JPY	120,000	1,020	4/12/07	USD	997	997	(23)
MXN	6,875	623	4/10/07	USD	614	614	(9)
PLN	9,775	3,378	4/12/07	USD	3,270	3,270	(108)
TWD	26,775	809	4/11/07	USD	812	812	3
USD	226	226	4/02/07	EUR	170	227	1
USD	436	436	4/4/07	NOK	2,662	438	2
USD	509	509	4/8/07	KRW	475,000	505	(4)
USD	39	39	4/10/07	AUD	50	40	1
USD	625	625	4/10/07	MXN	6,875	623	(2)
USD	510	510	4/10/07	MYR	1,775	514	4
USD	1,921	1,921	4/11/07	CHF	2,365	1,948	27
USD	96	96	4/11/07	SEK	675	97	1
USD	8,450	8,450	4/12/07	JPY	1,000,000	8,497	47
USD	8,669	8,669	4/12/07	JPY	1,025,000	8,710	41
USD	1,259	1,259	4/12/07	JPY	150,000	1,275	16
USD	2,138	2,138	4/12/07	JPY	260,000	2,209	71
USD	413	413	4/12/07	JPY	50,000	425	12
USD	1,000	1,000	4/12/07	JPY	120,000	1,020	20
USD	500	500	4/12/07	JPY	60,000	510	10
USD	553	553	4/12/07	JPY	65,000	552	(1)
USD	2,119	2,119	4/12/07	JPY	250,000	2,122	3
USD	784	784	4/12/07	SGD	1,200	791	7
USD	448	448	4/12/07	SGD	685	452	4
USD	9,544	9,544	4/16/07	EUR	7,355	9,830	286
USD	403	403	4/16/07	EUR	310	414	11
USD	699	699	4/16/07	EUR	535	715	16
USD	1,029	1,029	4/16/07	EUR	780	1,043	14
USD	211	211	4/16/07	EUR	160	214	3
USD	2,011	2,011	4/16/07	EUR	1,525	2,038	27
USD	1,009	1,009	4/16/07	EUR	765	1,022	13
USD	627	627	4/16/07	EUR	475	635	8
USD	318	318	4/16/07	EUR	240	321	3
USD	960	960	4/16/07	EUR	725	969	9
USD	2,105	2,105	4/16/07	EUR	1,600	2,137	32
USD	1,022	1,022	4/16/07	HUF	190,000	1,023	1
USD	1,506	1,506	4/16/07	PLN	4,375	1,512	6
USD	930	930	4/16/07	PLN	2,700	933	3
		$91,054				$91,211	$157

CHF — Swiss Franc

HUF — Hungarian Forint

KRW — Korean Won

MYR — Malaysian Ringgit

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
Euro-Bund	23	$3,531	Jun - 07	$35

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country and/or security type, as a percentage of total investments.

*   Countries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.1%)
Agency Adjustable Rate Mortgages (0.5%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.38%, 2/20/25 - 2/20/28	$2,038	$2,064
5.75%, 7/20/25	36	37
6.13%, 11/20/25 - 12/20/27	461	468
		2,569
Agency Fixed Rate Mortgages (16.9%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
4.77%, 7/1/35	2,613	2,595
5.70%, 4/1/37	2,475	2,486
5.76%, 1/1/37	3,925	3,954
10.00%, 9/1/17 - 11/1/20	42	45
10.25%, 7/1/09	6	7
11.00%, 1/1/16	16	17
13.00%, 9/1/10
Gold Pools:
5.86%, 10/1/36	2,950	2,976
6.00%, 2/1/32 - 4/1/32	85	86
6.50%, 7/1/25 - 3/1/32	408	420
7.00%, 2/1/26	23	24
7.50%, 5/1/16 - 6/1/32	3,683	3,855
8.00%, 11/1/29 - 10/1/31	749	788
8.50%, 12/1/30	147	158
10.00%, 10/1/19 - 1/1/21	64	71
10.50%, 3/1/16	36	38
Federal National Mortgage Association,
5.38%, 12/25/36	2,113	2,112
7.50%, 9/1/35	2,231	2,335
Conventional Pools:
6.00%, 10/1/31 - 12/1/31	134	136
6.50%, 6/1/26 - 9/1/32	1,463	1,506
7.00%, 11/1/25 - 6/1/36	24,162	25,084
7.46%, 5/1/36	3,735	3,838
7.49%, 7/1/36 - 8/1/36	5,877	6,050
7.50%, 5/1/23 - 12/1/32	4,052	4,240
8.00%, 2/1/12 - 4/1/32	2,849	3,008
8.50%, 4/1/30 - 5/1/32	2,482	2,673
9.00%, 2/1/17	86	92
9.50%, 8/1/22	113	122
10.00%, 3/1/20 - 5/1/22	159	174
10.50%, 12/1/17 - 10/1/18	41	45
11.00%, 4/1/21	62	68
11.25%, 8/1/13	45	50
11.50%, 1/1/17 - 11/1/19	34	37
April TBA
7.00%, 4/25/37	(i)3,650	3,765
May TBA
7.00%, 5/25/37	(i)11,875	12,239
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	$193	$207
9.50%, 12/15/17 - 9/15/22	727	791
10.00%, 11/15/09 - 2/15/25	1,146	1,275
10.50%, 3/15/19	4	4
11.00%, 3/15/10 - 2/15/16	125	140
11.50%, 1/20/18	2	2
		87,513
Asset Backed Corporates (27.5%)
Aegis Asset Backed Securities Trust
5.43%, 10/25/35	(h)104	104
American Express Credit Account Master Trust
5.32%, 10/15/12	(h)2,375	2,375
5.43%, 12/15/09	(h)2,000	2,002
Argent Securities, Inc.
5.37%, 10/25/36	(h)3,006	3,008
Banc of America Securities Auto Trust
3.99%, 8/18/09	2,816	2,800
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35	(h)438	439
5.52%, 9/25/34	(h)593	594
5.54%, 3/25/35	(h)731	731
Capital Auto Receivables Asset Trust
4.05%, 7/15/09	2,921	2,908
4.98%, 5/15/11	3,825	3,825
5.31%, 10/20/09	(e)4,600	4,606
5.40%, 1/15/08	(h)209	209
Capital One Auto Finance Trust
5.07%, 7/15/11	2,025	2,026
Carrington Mortgage Loan Trust
5.40%, 3/25/47	(h)2,700	2,700
5.44%, 10/25/35	(h)64	64
Caterpillar Financial Asset Trust
3.90%, 2/25/09	1,636	1,628
5.57%, 5/25/10	3,200	3,223
CIT Equipment Collateral
3.50%, 9/20/08	374	371
Citibank Credit Card Issuance Trust
5.34%, 3/22/12	(c)(h)2,900	2,900
CNH Equipment Trust
4.02%, 4/15/09	1,779	1,771
4.27%, 1/15/10	3,894	3,865
5.20%, 6/15/10	1,775	1,779
Countrywide Asset-Backed Certificates
5.47%, 7/25/25	(h)1,589	1,590
Daimler Chrysler Auto Trust
4.04%, 9/8/09	1,626	1,618
First Franklin Mortgage Loan Asset Backed Certificates
5.37%, 7/25/36	(h)2,135	2,136
5.39%, 2/25/36	(h)1,534	1,535
5.42%, 7/25/35	(h)579	580
5.44%, 10/25/35	(h)1,267	1,268

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Ford Credit Auto Owner Trust
4.17%, 1/15/09	$1,049	$1,045
5.05%, 3/15/10	1,750	1,748
5.26%, 10/15/10	4,000	4,011
Fremont Home Loan Owner Trust
5.37%, 10/25/36	(h)3,504	3,504
GE Dealer Floorplan Master Note Trust
5.40%, 7/20/09	(h)2,500	2,502
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)2,591	2,577
4.88%, 10/22/09	(e)3,075	3,068
GS Auto Loan Trust
5.37%, 12/15/10	3,375	3,388
GSAMP Trust
5.39%, 1/25/37	(h)2,330	2,331
5.40%, 4/25/47	3,100	3,100
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	3,800	3,724
4.07%, 2/15/12	2,300	2,270
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)1,825	1,820
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	2,127	2,113
3.93%, 1/15/09	1,000	995
4.85%, 10/19/09	2,475	2,470
Hyundai Auto Receivables Trust
3.98%, 11/16/09	2,200	2,184
Indymac Residential Asset Backed Trust
5.45%, 4/25/37	(h)2,450	2,450
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.44%, 9/15/21	(h)2,296	2,298
Long Beach Mortgage Loan Trust
5.41%, 1/25/36	(h)880	881
MBNA Credit Card Master Note Trust
5.46%, 2/15/10	(h)3,200	3,204
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	940	958
7.80%, 10/15/12	2,715	2,944
Merrill Auto Trust Securitization
4.10%, 8/25/09	2,957	2,941
National City Auto Receivables Trust
2.88%, 5/15/11	2,307	2,269
Nationstar Home Equity Loan Trust
6.02%, 9/25/36	(h)2,196	2,198
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	2,584	2,568
RAAC Series
5.42%, 9/25/45	(h)993	994
Residential Asset Mortgage Products, Inc.
5.39%, 6/25/29	(h)2,816	2,818
5.43%, 2/25/30	2,400	2,400
Securitized Asset Backed Receivables LLC Trust
5.39%, 12/25/35	$ (h)838	$838
SLM Student Loan Trust
5.32%, 10/25/14	(h)3,525	3,527
Soundview Home Equity Loan Trust
5.43%, 2/25/37	(h)2,625	2,624
Specialty Underwriting & Residential Finance
5.44%, 6/25/36	(h)375	375
Structured Asset Securities Corp.
5.52%, 6/25/35	(h)870	870
Terwin Mortgage Trust
5.44%, 7/25/35	(e)(h)2	2
5.79%, 12/25/34	(h)410	411
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	700	697
USAA Auto Owner Trust
3.90%, 7/15/09	1,376	1,369
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	3,109	3,102
Wachovia Auto Owner Trust
2.91%, 4/20/09	359	356
4.06%, 9/21/09	1,260	1,253
Wachovia Bank Commercial Mortgage Trust
5.44%, 9/15/21	(h)2,450	2,451
World Omni Auto Receivables Trust
3.29%, 11/12/08	(c)206	206
		142,509
Collateralized Mortgage Obligations — Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corp.
Inv Fl IO
0.63%, 3/15/24	2,615	67
2.68%, 3/15/32	520	44
IO
6.00%, 5/1/31	1,072	207
6.50%, 4/1/28 - 5/15/33	2,003	426
8.00%, 1/1/28 - 6/1/31	207	46
IO PAC
6.00%, 5/15/30 - 4/15/32	1,835	177
PAC
10.00%, 6/15/20	15	16
Federal National Mortgage Association
Inv Fl IO
2.78%, 12/25/29	37
2.88%, 10/25/28	404	14
3.13%, 5/18/27	787	72
3.20%, 10/25/30	206	10
IO
6.00%, 8/25/32 - 11/25/32	1,569	197
6.50%, 2/25/33 - 6/25/33	5,211	1,131
7.00%, 4/25/33	768	181
7.50%, 11/1/29	1,061	305
8.00%, 4/1/24 - 12/1/31	855	203
9.00%, 11/1/26	92	22

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
Government National Mortgage Association
Inv Fl IO
3.28%, 8/16/29	$551	$34
GS Mortgage Securities Corp.
IO
2.57%, 3/25/36	(e)(h)6,312	249
		3,401
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.7%)
Countrywide Alternative Loan Trust
1.95%, 3/20/47	24,978	1,387
2.25%, 10/25/46	17,101	856
IO
1.54%, 2/25/37	12,815	677
1.70%, 12/20/46	28,197	1,401
1.73%, 12/20/35	(e)(h)15,110	412
1.78%, 3/20/46	12,330	568
2.71%, 12/20/35	(e)(h)16,648	800
Greenpoint Mortgage Funding Trust
IO
1.10%, 8/25/45	8,677	264
1.91%, 10/25/45	9,672	292
Harborview Mortgage Loan Trust
IO
0.97%, 6/19/35	(h)10,006	227
1.26%, 5/19/35	(h)14,658	350
1.63%, 3/19/37	(h)12,051	531
1.69%, 7/19/46	(h)20,586	743
PO
3/19/37	6	4
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust
IO
0.91%, 7/25/35	(h)8,998	285
		8,797
Finance (7.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)1,910	1,996
American General Finance Corp.
4.63%, 9/1/10	(c)915	898
AXA Financial, Inc.
6.50%, 4/1/08	760	768
Bank of New York Co., Inc. (The)
3.80%, 2/1/08	250	247
5.20%, 7/1/07	285	285
Bank One Corp.
6.00%, 2/17/09	1,350	1,370
Caterpillar Financial Services Corp.
3.63%, 11/15/07	190	188
5.43%, 8/20/07	(h)895	895
Catlin Insurance Co., Ltd.
7.25%	(e)(h)(o)925	920
CIT Group, Inc.
4.75%, 8/15/08	490	487
7.38%, 4/2/07	$ (c)195	$195
Citicorp Inc.
6.38%, 11/15/08	705	719
Countrywide Home Loans, Inc.
3.25%, 5/21/08	1,150	1,124
Farmers Exchange Capital
7.05%, 7/15/28	(c)(e)675	694
Farmers Insurance Exchange
8.63%, 5/1/24	(e)725	864
General Electric Capital Corp.
4.25%, 12/1/10	(c)445	433
HSBC Finance Corp.
4.13%, 12/15/08	450	442
5.88%, 2/1/09	345	349
6.38%, 10/15/11	688	718
6.40%, 6/17/08	465	471
6.75%, 5/15/11	365	385
Huntington National Bank
4.38%, 1/15/10	520	508
International Lease Finance Corp.
3.75%, 8/1/07	500	497
iStar Financial, Inc.
5.69%, 3/9/10	(h)1,175	1,176
JPMorgan Chase & Co.
6.00%, 2/15/09	640	649
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	1,365	1,349
Mantis Reef Ltd.
4.69%, 11/14/08	(e)1,100	1,090
MBNA Corp.
5.79%, 5/5/08	(h)995	1,000
Nationwide Building Society
4.25%, 2/1/10	(e)1,065	1,040
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	550	583
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	585	583
Popular North America, Inc.
5.65%, 4/15/09	455	458
Residential Capital Corp.
5.84%, 6/9/08	(h)1,125	1,114
6.38%, 6/30/10	1,460	1,461
SLM Corp.
4.00%, 1/15/10	705	687
Sovereign Bancorp Inc.
5.58%, 3/23/10	(h)1,540	1,541
Sovereign Bank
4.00%, 2/1/08	105	104
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	855	854
Two-Rock Pass Through Trust
6.30%	(e)(h)(o)645	635
Unicredit Luxembourg Finance S.A.
5.41%, 10/24/08	(e)(h)1,665	1,666

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
USB Capital IX
6.19%	$ (h)(o)1,255	$1,288
Wachovia Capital Trust Ill
5.80%	(e)(h)(o)2,545	2,578
Washington Mutual Bank FA
5.50%, 1/15/13	170	170
Washington Mutual, Inc.
6.67%	(e)(h)(o)300	295
8.25%, 4/1/10	920	995
World Financial Properties
6.91%, 9/1/13	(e)1,826	1,918
Xlliac Global Funding
4.80%, 8/10/10	(e)1,110	1,095
		39,782
Industrials (5.9%)
America West Airlines, Inc.
7.10%, 4/2/21	1,107	1,176
Brookfield Asset Management, Inc.
7.13%, 6/15/12	865	927
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	540	548
Clorox Co.
5.48%, 12/14/07	(h)920	921
Comcast Cable Communications, Inc.
6.75%, 1/30/11	440	464
7.13%, 6/15/13	145	157
ConAgra Foods, Inc.
7.00%, 10/1/28	280	299
8.25%, 9/15/30	365	446
Consumers Energy Co.
4.80%, 2/17/09	625	620
Cooper Industries, Inc.
5.25%, 7/1/07-11/15/12	1,430	1,428
CVS/Caremark Corp.
5.75%, 8/15/11	235	240
6.04%, 12/10/28	(e)1,278	1,297
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	430	539
FBG Finance Ltd.
5.13%, 6/15/15	(e)795	764
Federated Department Stores, Inc.
6.30%, 4/1/09	370	378
FedEx Corp.
2.65%, 4/1/07	550	550
France Telecom S.A.
8.50%, 3/1/31	(c)790	1,030
Fred Meyer, Inc.
7.45%, 3/1/08	765	780
Hewlett Packard Co.
5.49%, 5/22/09	(h)785	786
Hyatt Equities LLC
6.88%, 6/15/07	(e)680	681
ICI Wilmington, Inc.
4.38%, 12/1/08	$505	$498
LG Electronics, Inc.
5.00%, 6/17/10	(e)520	513
May Department Stores Co.
6.70%, 7/15/34	(c)770	762
Miller Brewing Co.
4.25%, 8/15/08	(e)800	788
Mohawk Industries, Inc.
7.20%, 4/15/12	450	477
Norfolk Southern Corp.
7.35%, 5/15/07	505	506
Sara Lee Corp.
6.13%, 11/1/32	(c)850	788
SBC Communications, Inc.
6.15%, 9/15/34	(c)545	538
Sprint Capital Corp.
8.75%, 3/15/32	220	260
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)1,173	1,237
Telecom Italia Capital S.A.
4.00%, 1/15/10	1,100	1,063
Telefonica Europe BV
8.25%, 9/15/30	885	1,063
Textron Financial Corp.
4.13%, 3/3/08	510	505
5.13%, 2/3/11	(c)750	750
The Home Depot, Inc.
5.48%, 12/16/09	(h)475	476
Time Warner, Inc.
5.59%, 11/13/09	(h)1,580	1,584
Union Pacific Corp.
6.63%, 2/1/08	370	374
6.79%, 11/9/07	225	227
UnitedHealth Group, Inc.
4.13%, 8/15/09	440	431
5.43%, 3/2/09	(h)615	615
Valero Energy Corp.
3.50%, 4/1/09	575	558
Verizon New England, Inc.
6.50%, 9/15/11	610	637
Viacom, Inc.
6.88%, 4/30/36	755	763
Vodafone Group plc
5.44%, 12/28/07	(h)745	745
Yum! Brands, Inc.
8.88%, 4/15/11	450	506
		30,695
Mortgages — Other (28.6%)
American Home Mortgage Assets
5.45%, 3/25/47	(h)3,400	3,394
5.51%, 10/25/46	(h)4,208	4,216
5.55%, 9/25/46	(h)3,212	3,224

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages - Other (cont’d)
Banc of America Funding Corp.
5.67%, 9/20/35	$ (h)1,119	$1,124
Bear Stearns Mortgage Securities, Inc.
5.45%, 2/25/37	(h)3,125	3,125
5.52%, 9/25/36	(h)2,547	2,539
5.57%, 7/25/36	(h)2,661	2,658
California Federal Savings & Loan Association
8.80%, 1/25/14	(k)2	2
Countrywide Alternative Loan Trust
5.51%, 10/25/46 - 11/25/46	(h)5,757	5,756
5.58%, 11/20/35	(h)1,219	1,220
5.59%, 7/25/46	(h)1,868	1,876
5.63%, 3/20/46	(h)1,837	1,841
5.71%, 12/20/35	(h)2,528	2,539
5.73%, 11/20/35	(h)1,788	1,799
6.50%, 10/25/46	(e)1,148	1,147
6.68%, 2/25/36	(h)2,528	2,555
Deutsche ALT-A Securities Alternate Loan Trust
5.47%, 2/25/47	(h)4,070	4,070
Deutsche ALT-A Securities NIM Trust
6.75%, 2/25/47	(e)1,568	1,562
Downey Savings & Loan Association Mortgage Loan Trust
5.52%, 10/19/36	(h)3,311	3,320
5.92%, 4/19/46	(h)2,809	2,812
Greenpoint Mortgage Funding Trust
5.50%, 1/25/37	(h)3,603	3,597
5.50%, 5/25/47	3,800	3,800
5.51%, 3/25/47	(h)3,550	3,551
5.64%, 3/25/36	(h)2,391	2,395
GS Mortgage Securities Corp.
6.25%, 1/25/37	(e)1,519	1,514
GSR Mortgage Loan Trust
5.51%, 8/25/46	(h)3,133	3,137
Harborview Mortgage Loan Trust
5.41%, 1/19/38	(h)1,142	1,143
5.45%, 3/19/37	(h)2,551	2,554
5.47%, 3/19/38	(h)2,471	2,473
5.50%, 11/19/36	(h)3,437	3,425
5.51%, 12/19/37	(h)3,773	3,778
5.52%, 7/21/36 - 3/19/38	(h)4,712	4,706
5.55%, 7/19/46	(h)2,320	2,323
5.57%, 10/19/37	2,568	2,575
5.60%, 11/19/36	(h)3,312	3,328
5.61%, 7/19/45	(h)799	802
5.70%, 11/19/35	(h)1,405	1,411
Harborview NIM Corp.
6.41%, 3/19/37 - 3/19/38	(e)2,095	2,089
Indymac Index Mortgage Loan Trust
5.42%, 2/25/37	(h)3,031	3,034
5.44%, 7/25/46	(h)3,450	3,465
5.53%, 11/25/36	(h)2,019	2,022
5.70%, 10/25/36	(h)1,668	1,677
Luminent Mortgage Capital, Inc.
5.56%, 4/25/36	(h)1,909	1,916
Mastr Adjustable Rate Mortgages Trust
5.57%, 4/25/46	$ (h)2,038	$2,046
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)748	749
Residential Accredit Loans, Inc.
5.48%, 3/25/47	(h)4,750	4,750
5.51%, 12/25/36	(h)2,580	2,594
5.55%, 5/25/46	(h)1,679	1,681
5.58%, 2/25/46	(h)870	872
5.59%, 2/25/46	(h)929	929
Ryland Acceptance Corp. IV
6.65%, 7/1/11	45	45
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36	(h)879	881
5.52%, 10/25/36	(h)2,480	2,486
5.55%, 8/25/36	(h)2,743	2,752
5.59%, 4/25/36	(h)3,382	3,398
Wamu Alternative Mortgage Pass-Through Certificates
4.98%, 8/25/46	(h)2,418	2,422
5.92%, 4/25/46	(h)2,263	2,266
Washington Mutual, Inc.
5.40%, 6/25/46	(h)1,580	1,582
5.42%, 5/25/46	(h)953	953
5.57%, 11/25/45 - 12/25/45	(h)2,568	2,573
5.58%, 7/25/44 - 10/25/45	(h)1,074	1,076
5.61%, 8/25/45	(h)519	520
Zuni Mortgage Loan Trust
5.45%, 8/25/36	(h)2,099	2,098
		148,167
U.S. Treasury Security (6.0%)
U.S. Treasury Strip
IO
Zero Coupon, 5/15/21	(c)62,315	30,943
Utilities (1.6%)
Ameren Corp.
4.26%, 5/15/07	685	684
Arizona Public Service Co.
5.80%, 6/30/14	745	753
Carolina Power & Light Co.
5.13%, 9/15/13	760	752
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	225	224
Consolidated Natural Gas Co.
6.25%, 11/1/11	355	369
Detroit Edison Co.
6.13%, 10/1/10	380	392
Entergy Gulf States, Inc.
3.60%, 6/1/08	345	338
5.76%, 12/1/09	(h)455	455
NiSource Finance Corp.
5.93%, 11/23/09	(h)535	536
Ohio Power Corp.
6.00%, 6/1/16	740	769

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Plains All American Pipeline LP
6.70%, 5/15/36	$750	$770
Public Service Electric & Gas Co.
5.00%, 1/1/13	580	571
Sempra Energy
4.62%, 5/17/07	530	529
Texas Eastern Transmission LP
7.00%, 7/15/32	(c)425	475
Wisconsin Electric Power Co.
3.50%, 12/1/07	540	534
		8,151
Total Fixed Income Securities (Cost $504,066)		502,527

	Shares
Preferred Stock (0.2%)
Mortgages — Other (0.2%)
Home Ownership Funding Corp.
13.33% (Cost $1,110)	(e)7,150	1,058
Put Options Purchased (0.1%)
90 Day EuroDollar
6/07 @ $94.25	1,287	6
6/07 @ $94.50	176	1
9/07 @ $94.75	276	43
12/07 @ $94.50	83	4
12/07 @ $94.75	1,479	240
Total Put Options Purchased (Cost $797)		294

	Face
	Amount
	(000)
Short-Term Investments (12.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.2%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)603	603
Alliance & Leicester plc, 5.33%, 4/10/07	(h)431	431
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07	210	210
Bancaja, 5.36%, 4/19/07	(h)215	215
Bank of America Corp., 5.32%, 4/2/07	(h)689	689
Bank of New York Co., Inc., 5.32%,
4/10/07	(h)215	215
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)431	431
BNP Paribas plc, 5.33%, 5/21/07	(h)431	431
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)861	861
CIC, New York,
5.30%, 4/3/07	(h)301	301
5.34%, 4/2/07	(h)431	431
CIT Group Holdings, 5.37%, 7/18/07	(h)775	775
Credit Suisse First Boston, New York,
5.29%, 5/15/07	258	258
5.32%, 4/2/07	(h)431	431
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07	1,722	1,722
5.46%, 4/2/07	4,133	4,133
Dexia Bank, New York, 5.32%, 4/2/07	(h)431	431
First Tennessee Bank, 5.33%, 4/17/07	(h)215	215

	Face
	Amount	Value
	(000)	(000)
Gemini Securitization Corp., 5.41%,
4/2/07	$619	$619
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)215	215
5.55%, 4/2/07	(h)405	405
HSBC Finance Corp., 5.33%, 4/10/07	(h)215	215
Mane Funding Corp., 5.29%, 4/10/07	308	308
Manufacturers & Traders, 5.30%, 4/16/07	(h)258	258
Marshall & Ilsley Bank, 5.37%, 12/17/07	432	432
Merrill Lynch & Co., 5.33%, 4/26/07	(h)226	226
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)646	646
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)431	431
5.34%, 4/2/07	(h)431	431
National Australia Bank Ltd., 5.31%,
4/10/07	(h)327	327
National City Bank Cleveland, 5.32%, 4/2/07	(h)215	215
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)861	861
Nationwide Building Society, 5.43%,
6/28/07	(h)499	499
Nordea Bank, New York, 5.31%, 4/2/07	(h)646	646
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07	255	255
Rheingold Securitization, 5.32%, 5/15/07	382	382
Sedna Finance, Inc., 5.32%, 5/15/07	110	110
Skandi, New York, 5.32%, 4/10/07	(h)431	431
Toronto Dominion, New York, 5.32%, 5/29/07	(h)431	431
Tulip Funding Corp., 5.36%, 4/30/07	857	857
UBS Securities LLC, 5.40%, 4/2/07	4,231	4,231
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)474	474
Unicredito Italiano Bank (Ireland) plc, 5.34%
4/10/07	(h)301	301
		26,989
Repurchase Agreement (7.3%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 04/2/07, repurchase price $37,997	(f)37,980	37,980
U.S. Treasury Security (0.3%)
U.S. Treasury Bill
4.98%, 7/12/07	(j)1,766	1,766
Total Short-Term Investments (Cost $66,735)		66,735
Total Investments (110.2%) (Cost $572,708)
— Including $26,372 of Securities Loaned		570,614
Liabilities in Excess of Other Assets (-10.2%)		(53,034)
Net Assets (100%)		$517,580

(c)                                  All or a portion of security on loan at March 31, 2007.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2007.

@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2007.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	475	$97,323	Jun - 07	$(174)
U.S. Treasury 5 yr. Note	1,137	120,291	Jun - 07	(22)
U.S. Treasury 10 yr. Note	820	88,663	Jun - 07	59
U.S. Treasury Long Bond	344	38,270	Jun - 07	(271)
				$(408)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by Industry and/or investment type, as a percentage of total investments.

*   Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled as “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (100.3%)
Agency Adjustable Rate Mortgages (4.9%)
Federal Home Loan Mortgage Corp.,
Adjustable Rate Mortgages:
3.54%, 7/1/34	$1,375	$1,366
4.35%, 10/1/33	6,107	6,126
4.38%, 7/1/35	7,809	7,763
Federal National Mortgage Association,
Adjustable Rate Mortgages:
3.61%, 7/1/34	1,444	1,445
3.75%, 6/1/34	984	993
4.11%, 2/1/35	1,039	1,037
4.21%, 5/1/35	4,348	4,413
4.47%, 5/1/35	7,691	7,669
4.57%, 4/1/35	1,673	1,675
4.71%, 9/1/35	4,781	4,743
6.97%, 3/1/36	7,482	7,707
7.49%, 8/1/36	6,646	6,855
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.38%, 1/20/25 - 1/20/28	579	586
5.75%, 7/20/27 - 9/20/27	141	143
6.13%, 12/20/25 - 12/20/27	136	138
		52,659
Agency Fixed Rate Mortgages (3.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	113	124
11.00%, 5/1/20	7	7
11.50%, 1/1/18	19	20
Gold Pools:
6.50%, 9/1/19 - 11/1/29	213	220
7.00%, 3/1/32	4	4
7.50%, 11/1/19 - 11/1/32	2,720	2,847
8.50%, 8/1/28	76	82
10.00%, 10/1/21	10	11
10.50%, 1/1/19 - 10/1/20	29	32
11.50%, 8/1/10	9	10
12.00%, 6/1/15 - 9/1/15	34	38
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	3,279	3,378
7.00%, 5/1/26 - 12/1/34	4,667	4,853
7.50%, 9/1/29 - 7/1/32	4,136	4,325
8.00%, 12/1/29 - 8/1/31	270	285
9.50%, 11/1/20	29	31
10.00%, 12/1/15 - 9/1/16	102	110
10.50%, 12/1/16	15	17
11.00%, 7/1/20	11	12
11.50%, 11/1/19	30	33
12.50%, 2/1/15	21	23
April TBA
7.00%, 4/25/37	(i)4,375	4,513
May TBA
7.00%, 5/25/37	(i)14,075	14,506
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	$125	$135
9.50%, 12/15/17 - 12/15/21	222	241
10.00%, 11/15/09 - 7/15/22	518	577
10.50%, 8/15/21	27	31
11.00%, 1/15/10 - 1/15/21	238	264
11.50%, 2/15/13 - 11/15/19	154	170
		36,899
Asset Backed Corporates (16.3%)
ACE Securities Corp.
7.12%, 9/25/33	(h)567	544
Aegis Asset Backed Securities Trust
7.32%, 6/25/34	(h)2,325	2,303
Amortizing Residential Collateral Trust
9.07%, 1/25/33	(h)133	134
Capital Auto Receivables Asset Trust
4.05%, 7/15/09	5,683	5,659
4.98%, 5/15/11	8,375	8,374
5.31%, 10/20/09	(e)9,750	9,763
Capital One Auto Finance Trust
5.07%, 7/15/11	4,250	4,252
Caterpillar Financial Asset Trust
5.57%, 5/25/10	7,800	7,855
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10	7,057	6,955
2.94%, 6/15/10	1,103	1,092
CIT Equipment Collateral
3.50%, 9/20/08	1,310	1,300
5.07%, 2/20/10	4,675	4,680
CNH Equipment Trust
5.20%, 6/15/10	3,650	3,659
Countrywide Asset-Backed Certificates
4.37%, 11/25/35	(h)5,561	5,519
4.50%, 8/25/36	(e)269	259
Daimler Chrysler Auto Trust
2.58%, 4/8/09	3,936	3,906
Ford Credit Auto Owner Trust
5.05%, 3/15/10	4,700	4,694
5.26%, 10/15/10	5,725	5,741
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)5,181	5,153
4.88%, 10/22/09	(e)7,975	7,956
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	1,115	1,102
2.76%, 5/15/11	2,180	2,158
3.09%, 6/15/10	796	796
3.56%, 2/15/12	4,434	4,359
3.76%, 12/17/12	9,475	9,285
4.07%, 2/15/12	5,600	5,527
4.41%, 6/15/12	5,420	5,378
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)4,550	4,539

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Home Equity Asset Trust
7.42%, 8/25/34	$ (h)1,100	$1,108
Honda Auto Receivables Owner Trust
4.85%, 10/19/09	6,950	6,935
Hyundai Auto Receivables Trust
2.97%, 5/15/09	1,772	1,759
Lehman XS Trust
5.62%, 2/25/46	(h)4,900	4,914
Long Beach Mortgage Loan Trust
5.41%, 1/25/36	(h)2,641	2,643
National City Auto Receivables Trust
2.88%, 5/15/11	5,909	5,812
New Century Home Equity Loan Trust
4.46%, 8/25/35	(g)2,755	2,732
Park Place Securities, Inc.
7.17%, 10/25/34	(h)3,125	2,761
Securitized Asset Backed Receivables LLC Trust
5.39%, 11/25/35 - 12/25/35	(h)4,673	4,677
Structured Asset Investment Loan Trust
8.32%, 6/25/33	(h)1,775	1,779
USAA Auto Owner Trust
2.67%, 10/15/10	7,669	7,601
3.58%, 2/15/11	3,000	2,974
Volkswagen Auto Lease Trust
3.82%, 5/20/08	1,325	1,321
Whole Auto Loan Trust
2.58%, 3/15/10	3,194	3,192
		173,150
Collateralized Mortgage Obligations — Agency Collateral Series (1.7%)
Banc of America Mortgage Securities
PAC
4.97%, 6/25/35	(h)1,200	1,199
Federal Home Loan Mortgage Corp.
7.50%, 9/15/29	4,181	4,391
PAC
3.50%, 5/15/22	2,101	2,075
Federal National Mortgage Association
PAC
5.50%, 1/25/24	3,376	3,371
6.50%, 6/25/35	2,680	2,772
GS Mortgage Securities Corp.
IO
2.57%, 3/25/36	(e)(h)17,437	686
Washington Mutual, Inc.
IO
Zero Coupon, 3/25/47	131,079	1,936
0.36%, 6/25/44	13,499	242
0.37%, 7/25/44	23,121	401
0.38%, 10/25/44	35,014	613
		17,686
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.9%)
Countrywide Alternative Loan Trust
IO
1.54%, 2/25/37	$21,701	$1,146
1.78%, 3/20/46	29,561	1,362
Greenpoint Mortgage Funding Trust
IO
1.10%, 8/25/45	18,280	557
1.91%, 10/25/45	23,163	699
Harborview Mortgage Loan Trust
IO
0.97%, 6/19/35	(h)23,631	535
1.26%, 5/19/35	(h)28,808	688
1.58%, 1/19/36	(h)39,949	999
1.63%, 3/19/37	(h)28,991	1,277
1.69%, 7/19/46	(h)50,090	1,808
1.85%, 1/19/36	(h)15,465	440
PO
3/19/37	14	10
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust
IO
0.91%, 7/25/35	(h)21,311	676
		10,197
Finance (11.3%)
Allstate Life Global Funding Trusts
4.50%, 5/29/09	690	683
American General Finance Corp.
4.63%, 5/15/09 - 9/1/10	1,485	1,463
AXA Financial, Inc.
6.50%, 4/1/08	870	880
Bank of America Corp.
3.38%, 2/17/09	3,095	3,005
3.88%, 1/15/08	1,100	1,088
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	720	720
Bank One Corp.
6.00%, 2/17/09	664	674
Capital One Financial Corp.
5.62%, 9/10/09	(h)3,240	3,250
CIT Group, Inc.
4.75%, 8/15/08	2,270	2,256
Citicorp
6.38%, 11/15/08	1,055	1,076
Citigroup, Inc.
3.63%, 2/9/09	2,655	2,592
Countrywide Home Loans, Inc.
3.25%, 5/21/08	2,760	2,698
General Electric Capital Corp.
5.00%, 6/15/07	800	799
Goldman Sachs Group, Inc.
4.13%, 1/15/08	3,435	3,407

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Hartford Financial Services Group, Inc. (The)
5.55%, 8/16/08	$3,700	$3,717
HBOS Treasury Services
5.63%, 7/20/09	(e)5,400	5,472
HSBC Finance Corp.
4.13%, 12/15/08	760	747
5.88%, 2/1/09	1,580	1,599
6.38%, 10/15/11	285	297
6.40%, 6/17/08	1,470	1,489
6.75%, 5/15/11	630	664
International Lease Finance Corp.
4.63%, 6/2/08	4,015	3,991
istar Financial, Inc.
5.69%, 3/9/10	(h)2,380	2,383
John Hancock Financial Services, Inc.
5.63%, 12/1/08	3,365	3,387
John Hancock Global Funding II
7.90%, 7/2/10	(e)625	677
JPMorgan Chase & Co.
6.00%, 2/15/09	805	817
7.00%, 11/15/09	315	330
Mantis Reef Ltd.
4.69%, 11/14/08	(e)2,350	2,328
MBNA Corp.
5.63%, 11/30/07	1,250	1,253
5.79%, 5/5/08	(h)1,605	1,613
Metropolitan Life Global Funding I
4.63%, 8/19/10	(e)4,310	4,263
Monumental Global Funding II
3.85%, 3/3/08	(e)2,596	2,562
4.38%, 7/30/09	(e)2,335	2,298
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	1,650	1,643
Popular North America, Inc.
5.65%, 4/15/09	2,245	2,260
Pricoa Global Funding I
3.90%, 12/15/08	(e)2,930	2,864
Prudential Funding LLC
6.60%, 5/15/08	(e)1,970	1,992
Residential Capital Corp.
6.00%, 2/22/11	3,220	3,179
6.38%, 6/30/10	3,095	3,096
Santander Central Hispano Issuance Ltd.
7.63%, 11/3/09	3,900	4,136
Simon Property Group LP
6.38%, 11/15/07	2,115	2,127
SLM Corp.
4.00%, 1/15/10	3,825	3,725
Sovereign Bancorp, Inc.
5.58%, 3/23/10	(h)3,160	3,161
Sovereign Bank
4.00%, 2/1/08	635	628
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	$1,930	$1,927
Suntrust Bank
4.55%, 5/25/09	4,238	4,195
Unicredit Luxembourg Finance S.A.
5.41%, 10/24/08	(e)(h)4,310	4,313
U.S. Bank N.A.
3.70%, 8/1/07	350	348
Wachovia Capital Trust Ill
5.80%	(h)(o)3,170	3,211
Wachovia Corp.
3.63%, 2/17/09	1,030	1,004
Washington Mutual, Inc.
4.00%, 1/15/09	1,130	1,107
8.25%, 4/1/10	2,233	2,414
Wells Fargo & Co.
3.12%, 8/15/08	2,638	2,562
World Financial Properties
6.91%, 9/1/13	(e)2,555	2,684
6.95%, 9/1/13	(e)787	828
Xlliac Global Funding
4.80%, 8/10/10	(e)2,485	2,452
		120,334
Industrials (11.6%)
American Honda Finance Corp.
3.85%, 11/6/08	(e)2,650	2,599
AT&T, Inc.
5.46%, 2/5/10	(h)3,145	3,149
BAE Systems Holdings, Inc.
4.75%, 8/15/10	(e)2,200	2,170
Baxter International, Inc.
5.20%, 2/16/08	3,405	3,403
Brookfield Asset Management, Inc.
8.13%, 12/15/08	2,555	2,675
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	2,160	2,192
Clorox Co.
5.48%, 12/14/07	(h)2,820	2,822
Comcast Cable Communications Holdings, Inc.
6.88%, 6/15/09	1,110	1,150
8.38%, 5/1/07	1,410	1,413
Comcast Corp.
5.85%, 1/15/10	900	917
Consumers Energy Co.
4.80%, 2/17/09	2,345	2,325
Cooper Industries, Inc.
5.25%, 7/1/07	3,000	2,995
COX Communications, Inc.
5.91%, 12/14/07	(h)1,134	1,138
CVS/Caremark Corp.
3.88%, 11/1/07	50	50
4.00%, 9/15/09	2,710	2,639
DaimlerChrysler N.A. Holding Corp.
4.05%, 6/4/08	1,140	1,123

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
5.77%, 3/13/09	$ (h)2,425	$2,434
8.00%, 6/15/10	85	92
Deutsche Telekom International Finance BV
8.00%, 6/15/10	2,245	2,435
Federated Department Stores, Inc.
6.30%, 4/1/09	790	806
6.63%, 9/1/08	1,790	1,818
FedEx Corp.
2.65%, 4/1/07	605	605
5.50%, 8/15/09	2,100	2,117
Fred Meyer, Inc.
7.45%, 3/1/08	2,116	2,157
General Mills, Inc.
3.88%, 11/30/07	3,070	3,042
Harrahs Operating Co., Inc.
7.13%, 6/1/07	2,960	2,971
Hewlett Packard Co.
5.49%, 5/22/09	(h)2,165	2,168
Home Depot, Inc.
5.48%, 12/16/09	(h)965	967
Hospira, Inc.
5.83%, 3/30/10	(h)2,130	2,136
Hyatt Equities LLC
6.88%, 6/15/07	(e)1,745	1,748
ICI Wilmington, Inc.
4.38%, 12/1/08	1,070	1,055
JC Penney Corp., Inc.
7.38%, 8/15/08	2,610	2,679
Kraft Foods, Inc.
4.00%, 10/1/08	910	893
5.25%, 6/1/07	2,885	2,883
Lenfest Communications, Inc.
7.63%, 2/15/08	185	188
Masco Corp.
4.63%, 8/15/07	885	882
May Department Stores Co. (The)
3.95%, 7/15/07	2,335	2,323
Miller Brewing Co.
4.25%, 8/15/08	(e)3,095	3,049
Mohawk Industries, Inc.
6.50%, 4/15/07	2,085	2,086
Norfolk Southern Corp.
7.35%, 5/15/07	1,161	1,163
Oracle Corp. and Ozark Holding, Inc.
5.59%, 1/13/09	(h)4,365	4,372
Raytheon Co.
6.15%, 11/1/08	935	951
6.75%, 8/15/07	403	405
Safeway, Inc.
7.50%, 9/15/09	1,585	1,666
Sara Lee Corp.
2.75%, 6/15/08	2,770	2,685
Sealed Air Corp.
6.95%, 5/15/09	$ (e)440	$455
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 5/1/07	85	85
Telecom Italia Capital S.A.
4.00%, 1/15/10	385	372
4.88%, 10/1/10	2,400	2,364
Textron Financial Corp.
4.13%, 3/3/08	3,135	3,106
Time Warner, Inc.
5.59%, 11/13/09	(h)3,310	3,318
6.15%, 5/1/07	3,110	3,111
Union Pacific Corp.
6.79%, 11/9/07	3,150	3,172
UnitedHealth Group, Inc.
4.13%, 8/15/09	1,065	1,044
5.43%, 3/2/09	(h)1,090	1,090
Valero Energy Corp.
3.50%, 4/1/09	3,280	3,183
Verizon Global Funding Corp.
6.13%, 6/15/07	4,080	4,084
7.25%, 12/1/10	1,140	1,219
Viacom, Inc.
5.70%, 6/16/09	(h)1,270	1,274
5.75%, 4/30/11	2,145	2,176
Vodafone Group plc
5.44%, 12/28/07	(h)3,800	3,803
WellPoint, Inc.
3.75%, 12/14/07	1,130	1,118
Yum! Brands, Inc.
7.65%, 5/15/08	3,110	3,185
		123,695
Mortgages — Other (45.7%)
American Home Mortgage Assets
5.55%, 5/25/46	(h)6,625	6,628
5.58%, 10/25/46	(h)8,773	8,808
American Home Mortgage Investment Trust
4.34%, 2/25/44	(h)1,084	1,085
Ameriquest Mortgage Securities, Inc.
6.47%, 8/25/34	(h)2,675	2,689
Banc of America Funding Corp.
6.23%, 9/20/46	(h)6,903	6,959
Banc of America Mortgage Securities, Inc.
3.67%, 7/25/34	(h)883	879
4.37%, 1/25/35	(h)4,899	4,850
Bear Stearns Mortgage Funding Trust
5.50%, 10/25/36	(h)6,377	6,340
5.53%, 12/25/36	(h)6,948	6,966
Citigroup Mortgage Loan Trust, Inc.
3.89%, 9/25/34	(h)3,278	3,321
5.13%, 8/25/34	(h)1,797	1,820
Countrywide Alternative Loan Trust
5.25%, 7/25/46	(e)1,307	1,302
5.50%, 2/25/35 - 5/25/35	(h)13,649	13,607

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
5.51%, 11/25/46	$ (h)5,335	$5,347
5.53%, 2/25/47	(h)5,408	5,407
5.55%, 8/25/46	(h)8,276	8,304
5.59%, 5/20/46	(h)5,807	5,835
5.61%, 11/20/35	(h)5,537	5,544
5.73%, 11/20/35	(h)7,833	7,878
6.68%, 2/25/36	(h)4,070	4,114
Countrywide Home Loan Mortgage Pass Through Trust
4.58%, 11/20/34	(h)1,599	1,590
5.59%, 4/25/46	(h)4,851	4,866
Downey Savings & Loan Association Mortgage Loan Trust
5.52%, 10/19/36	(h)7,076	7,094
5.57%, 3/19/45	(h)4,733	4,742
5.62%, 8/19/45	(h)7,532	7,570
5.69%, 9/19/35	(h)7,208	7,248
5.92%, 4/19/46	(h)6,703	6,709
DSLA NIM Corp.
5.93%, 4/20/46	(e)259	259
First Horizon Alternative Mortgage Securities
5.50%, 4/25/35	(h)7,610	7,583
6.00%, 2/25/37	7,091	7,133
First Horizon Asset Securities, Inc.
3.70%, 6/25/34	(h)585	590
5.11%, 10/25/34	(h)1,030	1,032
Greenpoint Mortgage Funding Trust
5.55%, 1/25/37	(h)6,957	6,959
6.98%, 3/25/36	(h)4,315	4,420
GS Mortgage Securities Corp.
6.25%, 1/25/37 - 8/25/46	(e)5,811	5,796
6.41%, 6/25/46	(e)606	605
GSR Mortgage Loan Trust
5.58%, 8/25/46	(h)6,803	6,822
Harborview Mortgage Loan Trust
5.52%, 9/19/36 - 3/19/38	(h)10,763	10,777
5.55%, 7/19/46	(h)5,631	5,638
5.56%, 11/19/36	(h)8,664	8,639
5.57%, 12/19/36	(h)9,384	9,421
5.68%, 2/19/36	(h)5,450	5,468
5.70%, 11/19/35	(h)2,886	2,898
5.92%, 6/20/35	(h)1,700	1,720
6.98%, 10/19/35 - 1/19/36	(h)15,897	16,214
Harborview NIM Corp.
5.93%, 2/20/46	(e)130	129
6.41%, 12/19/36 - 3/19/38	(e)8,111	8,088
6.41%, 11/19/36	2,152	2,148
Indymac Index Mortgage Loan Trust
5.57%, 6/25/46	(h)8,003	8,036
5.82%, 5/25/34	(h)1,826	1,829
6.65%, 6/25/46	(e)629	629
Lehman XS Net Interest Margin Notes
6.25%, 5/28/46	(e)625	624
6.50%, 4/28/46	(e)675	671
Luminent Mortgage Trust
5.52%, 10/25/46	(h)6,911	6,929
5.55%, 5/25/46	$ (h)6,611	$6,635
5.57%, 5/25/36	(h)4,978	4,998
Merrill Lynch Mortgage Investors, Inc.
3.81%, 7/25/34	(h)1,073	1,082
Mortgage Equity Conversion Asset Trust
5.46%, 2/25/42	(h)5,125	5,125
Novastar Mortgage-Backed Notes
5.56%, 9/25/46	(h)5,416	5,437
Rali NIM Corp.
6.05%, 4/25/46	(e)618	617
Residential Accredit Loans, Inc.
5.48%, 1/25/37	(h)6,339	6,339
5.49%, 3/25/37	(h)6,600	6,598
5.51%, 12/25/36 - 2/25/37	(h)15,331	15,355
5.52%, 1/25/37	(h)7,987	7,976
5.55%, 5/25/46 - 6/25/46	(h)16,355	16,360
5.58%, 2/25/46	(h)2,176	2,179
5.59%, 2/25/46	(h)9,363	9,380
5.72%, 10/25/45	(h)5,644	5,672
Sharp SP I LLC Net Interest Margin Trust
7.00%, 10/25/46	(e)623	623
Structured Asset Mortgage Investments, Inc.
5.49%, 3/25/37	(h)5,134	5,127
5.51%, 2/25/36	(h)3,178	3,185
5.52%, 10/25/36	(h)7,393	7,412
5.53%, 1/25/37	(h)6,480	6,489
5.59%, 4/25/36	(h)8,018	8,055
5.63%, 2/25/36	(h)3,656	3,673
Wamu Alternative Mortgage Pass Through Certificates
4.98%, 8/25/46	(h)5,803	5,813
5.52%, 12/25/46	(h)6,687	6,684
5.92%, 4/25/46 - 5/25/46	(h)16,385	16,400
Washington Mutual, Inc.
5.52%, 2/25/47	(h)6,605	6,621
5.61%, 8/25/45	(h)1,045	1,046
5.68%, 7/25/45 - 10/25/45	(h)8,769	8,809
5.96%, 7/25/46	(h)8,090	8,111
5.98%, 8/25/46	(h)9,866	9,898
Wells Fargo Mortgage Backed Securities Trust
3.46%, 9/25/34	(h)2,138	2,153
4.11%, 6/25/35	(h)6,970	6,893
4.58%, 12/25/34	(h)5,961	5,904
5.39%, 7/25/34	(h)417	422
		485,630
Utilities (4.4%)
Ameren Corp.
4.26%, 5/15/07	2,280	2,277
Appalachian Power Co.
3.60%, 5/15/08	1,670	1,639
Baltimore Gas & Electric
6.63%, 3/15/08	3,500	3,542
Carolina Power & Light Co.
6.80%, 8/15/07	3,330	3,346

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Columbus Southern Power Co.
4.40%, 12/1/10	$1,750	$1,705
Commonwealth Edison Co.
3.70%, 2/1/08	1,656	1,626
Detroit Edison Co.
6.13%, 10/1/10	1,195	1,232
Dominion Resources, Inc.
5.69%, 5/15/08	(g)2,340	2,346
Duke Energy Corp.
3.75%, 3/5/08	1,245	1,228
Enbridge Energy Partners LP
4.00%, 1/15/09	3,520	3,451
Entergy Gulf States, Inc.
3.60%, 6/1/08	585	574
5.76%, 12/1/09	(h)1,225	1,224
6.09%, 12/8/08	(e)(h)1,170	1,173
FPL Group Capital, Inc.
5.55%, 2/16/08	3,400	3,404
Keyspan Corp.
4.90%, 5/16/08	1,300	1,296
NiSource Finance Corp.
5.93%, 11/23/09	(h)1,145	1,147
Pacific Gas & Electric Co.
3.60%, 3/1/09	2,110	2,055
Peco Energy Co.
3.50%, 5/1/08	2,940	2,888
Public Service Co. of Colorado
6.88%, 7/15/09	870	902
Sempra Energy
4.75%, 5/15/09	3,025	3,001
Southwestern Public Service Co.
6.20%, 3/1/09	2,260	2,301
Texas-New Mexico Power Co.
6.25%, 1/15/09	2,700	2,742
Wisconsin Electric Power Co.
3.50%, 12/1/07	1,340	1,325
		46,424
Total Fixed Income Securities (Cost $1,070,641)		1,066,674

	Shares
Preferred Stock (0.1%)
Mortgages — Other 0.1%)
Home Ownership Funding Corp.
13.33% (Cost $246)	(e)1,800	266
Short-Term Investments (1.0%)
Repurchase Agreement (0.9%)
J.P. Morgan Securities, Inc., 5.28% dated 3/30/07, due 4/2/07, repurchase price $9,938	$ (f)9,934	$9,934
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
4.97%, 7/12/07	(j)900	888
Total Short-Term Investments (Cost $10,822)		10,822
Total Investments (101.4%) (Cost $1,081,709)		1,077,762
Liabilities in Excess of Other Assets (-1.4%)		(14,336)
Net Assets (100%)		$1,063,426

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2007.

@	Face Amount/Value is less than $500.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	2,068	$423,714	Jun-07	$510
U.S. Treasury 10 yr. Note	699	75,579	Jun-07	(69)
Short:
U.S. Treasury 5 yr. Note	85	8,993	Jun-07	33
U.S. Treasury Short Bond	620	68,975	Jun-07	90
EuroDollar CME	547	130,289	Mar-08	(364)
				$200

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*   Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (98.8%)
Agency Fixed Rate Mortgages (6.8%)
Federal Home Loan Mortgage Corp.
6.75%, 3/15/31	$240	$289
Federal National Mortgage Association,
5.38%, 7/15/16	1,150	1,183
Conventional Pools:
7.25%, 5/15/30	230	291
		1,763
Finance (6.1%)
American General Finance Corp.
4.63%, 9/1/10	110	108
Catlin Insurance Co., Ltd.
7.25%	(h)(o)100	99
Countrywide Home Loans, Inc.
4.00%, 3/22/11	100	95
HSBC Finance Corp.
6.38%, 10/15/11	220	230
6.75%, 5/15/11	10	11
Istar Financial, Inc.
5.69%, 3/9/10	(h)95	95
Nationwide Building Society
4.25%, 2/1/10	105	103
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	15	16
Popular North America, Inc.
5.65%, 4/15/09	50	50
Residential Capital Corp.
5.84%, 6/9/08	(h)100	99
6.38%, 6/30/10	115	115
SLM Corp.
4.00%, 1/15/10	80	78
Sovereign Bancorp, Inc.
5.58%, 3/23/10	(h)105	105
USB Capital IX
6.19%	(h)(o)105	108
Wachovia Capital Trust Ill
5.80%	(h)(o)180	182
Washington Mutual Preferred Funding II
6.67%	(h)(o)100	98
		1,592
Industrials (9.9%)
America West Airlines, Inc.
7.10%, 4/2/21	80	85
AT&T Corp.
8.00%, 11/15/31	40	50
BellSouth Corp.
6.55%, 6/15/34	80	83
Caterpillar Financial Services Corp.
5.43%, 8/20/07	(h)55	55
Clorox Co.
5.48%, 12/14/07	(h)115	115
Comcast Cable Communications LLC
7.13%, 6/15/13	$120	$130
ConAgra Foods, Inc.
8.25%, 9/15/30	60	73
CVS/Caremark Corp.
5.75%, 8/15/11	25	26
6.04%, 12/10/28	129	131
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	85	107
France Telecom S.A.
8.50%, 3/1/31	80	104
Fred Meyer, Inc.
7.45%, 3/1/08	50	51
General Mills, Inc.
3.88%, 11/30/07	115	114
Hewlett Packard Co.
5.49%, 5/22/09	(h)130	130
Home Depot, Inc.
5.48%, 12/16/09	(h)40	40
ICI Wilmington, Inc.
4.38%, 12/1/08	45	44
John Deere Capital Corp.
5.41%, 4/15/08	(h)130	130
Kraft Foods, Inc.
6.50%, 11/1/31	115	118
May Department Stores Co. (The)
6.70%, 7/15/34	80	79
Mohawk Industries, Inc.
7.20%, 4/15/12	50	53
Sara Lee Corp.
6.13%, 11/1/32	85	79
Sprint Capital Corp.
6.13%, 11/15/08	80	81
Telecom Italia Capital S.A.
7.20%, 7/18/36	75	78
Telefonica Europe BV
8.25%, 9/15/30	85	102
Time Warner, Inc.
5.59%, 11/13/09	(h)135	135
UnitedHealth Group, Inc.
5.43%, 3/2/09	(h)80	80
Valero Energy Corp.
3.50%, 4/1/09	50	49
Viacom, Inc.
6.88%, 4/30/36	120	121
Waste Management, Inc.
6.88%, 5/15/09	110	114
		2,557
U.S. Treasury Securities (73.4%)
U.S. Treasury Bonds
6.13%, 11/15/27	2,425	2,801
6.38%, 8/15/27	3,000	3,554
6.50%, 11/15/26	3,300	3,949
6.63%, 2/15/27	3,500	4,246

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (cont’d)
8.13%, 8/15/19	$3,460	$4,520
		19,070
Utilities (2.6%)
Ameren Corp.
4.26%, 5/15/07	115	115
Arizona Public Service Co.
5.80%, 6/30/14	80	81
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	25	25
Consumers Energy Co.
4.40%, 8/15/09	55	54
Detroit Edison Co.
6.13%, 10/1/10	30	31
Exelon Corp.
6.75%, 5/1/11	50	52
Ohio Power Co.
6.60%, 2/15/33	170	180
Plains All American Pipeline LP
6.70%, 5/15/36	75	77
Texas Eastern Transmission LP
7.00%, 7/15/32	45	50
		665
Total Fixed Income Securities (Cost $24,915)		25,647
Short-Term Investments (0.2%)
Repurchase Agreement (0.0%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $15	(f)15	15
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
4.99%, 7/12/07	(j)50	50
Total Short-Term Investments (Cost $64)		65
Total Investments (99.0%) (Cost $24,979)		25,712
Other Assets in Excess of Liabilities (1.0%)		257
Net Assets (100%)		$25,969

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2007.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 5 yr. Note	6	$635	Jun-07	$ @—
U.S. Treasury 10 yr. Note	10	1,081	Jun-07	(1)
U.S. Treasury Long Bond	2	223	Jun-07	(4)
Short:
U.S. Treasury 2 yr. Note	5	1,024	Jun-07	(2)
				$(7)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (98.0%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp.
IO
6.50%, 3/15/33	$588	$126
IO PAC
6.00%, 4/15/32	1,411	169
Federal National Mortgage Association
Inv FI IO
2.78%, 12/25/29	17	@—
3.68%, 3/25/23	603	47
IO
1.93%, 3/25/36	16,916	359
6.00%, 5/25/33 - 8/25/35	5,500	1,491
6.50%, 6/1/31 - 5/25/33	1,579	339
7.00%, 4/1/32 - 4/25/33	679	161
8.00%, 5/1/30 - 6/1/30	220	52
Government National Mortgage Association
Inv FI IO
2.63%, 12/16/25	356	21
2.68%, 5/16/32	243	12
3.23%, 4/16/19 - 12/16/29	862	65
		2,842
Collateralized Mortgage Obligations — Non Agency Collateral Series (3.5%)
Bear Stearns Structured Products, Inc.
1.00%, 3/27/36	(e)141,304	5,633
1.91%, 7/27/36	(e)62,633	2,481
6.00%, 4/25/37	(e)78,400	3,054
Countrywide Alternative Loan Trust
1.83%, 2/25/47	(e)43,654	2,380
IO
1.54%, 2/25/37	13,841	731
1.70%, 9/25/46	34,943	1,737
1.73%, 12/20/35	(e)(h)15,923	434
1.78%, 3/20/46	13,872	639
1.85%, 8/25/46	(h)10,564	423
1.95%, 3/20/47	35,018	1,944
2.71%, 12/20/35	(e)(h)17,530	842
Countrywide Home Loan Mortgage Pass Through Trust
0.59%, 10/25/34	(h)12,062	245
Greenpoint Mortgage Funding Trust
1.10%, 8/25/45	10,144	309
1.86%, 6/25/45	11,767	357
Harborview Mortgage Loan Trust
IO
0.97%, 6/19/35	(h)10,741	243
1.26%, 5/19/35	(h)15,287	365
1.63%, 3/19/37	(h)13,063	576
1.69%, 7/19/46	(h)22,658	818
PO
3/19/37	6	5
7/19/47	@—	@—
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)3,001	1,917
Indymac Index Mortgage Loan Trust
IO
0.91%, 7/25/35	$ (h)13,911	$441
Residential Accredit Loans, Inc.
Zero Coupon, 4/25/47	(e)25,000	1,438
		27,012
Industrials (0.3%)
Echostar DBS Corp.
6.38%, 10/1/11	580	585
6.63%, 10/1/14	45	45
Hyatt Equities LLC
6.88%, 6/15/07	(e)360	361
Pilgrim’s Pride Corp.
7.63%, 5/1/15	730	732
9.63%, 9/15/11	335	350
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 5/1/07	100	100
		2,173
Municipal Bonds (93.8%)
Abilene, TX Health Facilities Development Corp. SAVRS Revenue Bonds (MBIA)
3.60%, 9/19/25	(h)(n)12,050	12,050
Alameda, CA Unified School District General Obligation Bonds (FSA)
Zero Coupon, 8/1/33	9,915	3,032
Aldine Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/13	3,040	3,241
Allegheny County, PA Industrial Development Authority Revenue Bonds
4.75%, 12/1/32	525	548
Austin, TX Convention Enterprises, Inc., Revenue Bonds
6.70%, 1/1/28	400	441
Austin, TX Water & Wastewater System Revenue Bonds (MBIA)
5.25%, 11/15/13	4,100	4,436
Badger TOB Asset Securitization Corp., WI, Revenue Bonds
6.13%, 6/1/27	1,145	1,224
Berks County, PA, General Obligation Bonds (FGIC)
Zero Coupon, 5/15/19 - 11/15/20	2,250	1,316
Brazos River Authority, TX Pollution Collateral Revenue Bonds
5.40%, 10/1/29	325	334
Brunswick County, NC, General Obligation Bonds (FGIC)
5.00%, 5/1/17	1,700	1,808
Bucks County, PA Water & Sewer Authority Special Obligation Bonds
5.50%, 2/1/08	5	5
Butler & Sedgwick Counties, KS Unified School District General Obligation Bonds (FSA)
5.85%, 9/1/17	1,375	1,471

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
California State Department of Water Resources Power Supply Revenue Bonds (MBIA)
5.25%, 5/1/12	$2,200	$2,364
California State General Obligation Bonds
5.25%, 2/1/14	1,375	1,486
California State Public Works Board Revenue Bonds
5.25%, 6/1/13	1,150	1,243
5.50%, 6/1/15	1,275	1,402
Camden, AL Industrial Development Board Revenue Bonds
6.13%, 12/1/24	625	684
Carbon County, PA Industrial Development Authority Revenue Bonds
6.65%, 5/1/10	230	239
Carrollton, TX General Obligation Bonds (FSA)
5.13%, 8/15/16	1,470	1,550
Center Township, PA Sewer Authority Revenue Bonds (MBIA)
Zero Coupon, 4/15/17	615	410
Central Michigan University Revenue Bonds (AMBAC)
3.60%, 10/1/32	(h)4,700	4,700
Central Michigan University Revenue Bonds (FGIC)
3.35%, 10/1/15	(h)(n)9,750	9,750
Chandler, AZ Industrial Development Authority Revenue Bonds
4.38%, 12/1/35	1,400	1,421
Charleston County, SC Hospital Facilities Revenue Bonds SAVRS, University Medical Associates (MBIA)
3.60%, 5/15/27	(h)10,600	10,600
Chelsea, MA Lease Revenue Bonds (FSA)
3.65%, 6/6/23	(h)(n)6,200	6,200
Chelsea, MA Lease Revenue Bonds Series B SAVRS (FSA)
3.45%, 6/13/23	(h)2,400	2,400
Cherokee County, GA School Systems, General Obligation Bonds (MBIA)
5.00%, 8/1/13	1,000	1,072
Chicago, IL Board of Education General Obligation Bonds (XLCA)
3.57%, 3/1/22	(h)(n)12,525	12,525
Chicago, IL General Obligation Bonds (FGIC)
Zero Coupon, 1/1/19	4,000	2,443
Children’s Trust Fund Revenue Bonds
5.38%, 5/15/33	1,875	1,962
5.75%, 7/1/20	735	761
Citizens Property Insurance Corp., FL Revenue Bonds (MBIA)
5.00%, 3/1/12	3,000	3,171
Clark County, NV School District General Obligation Bonds (AMBAC)
4.50%, 6/15/11	14,000	14,437
Clark County, WA School District No. 117 Camas General Obligation Bonds (FSA)
5.00%, 12/1/13	$1,500	$1,609
Clark County, WA School District No. 114 Evergreen General Obligation Bonds (FSA)
5.00%, 6/1/13	2,500	2,669
Clear Creek, TX Independent School District (PSFG)
5.65%, 2/15/19	1,000	1,054
Coachella Valley Unified School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 8/1/30	1,000	350
Colorado E470 Public Highway Authority Revenue Bonds (MBIA)
Zero Coupon, 9/1/29	(n)18,900	7,000
Colorado Educational & Cultural Facilities Authority Revenue Bonds (MBIA)
4.38%, 3/1/14	1,400	1,447
4.50%, 3/1/15	1,600	1,660
4.60%, 3/1/16	1,000	1,040
Colorado Health Facilities Authority Revenue Bonds
Zero Coupon, 7/15/20	1,000	567
Colorado Health Facilities Authority Revenue Bonds SAVRS	(h)3,450	3,450
3.55%, 10/29/20
Commerce, CA Energy Authority Revenue Bonds (MBIA)	1,355	1,404
5.25%, 7/1/09
Cook County, IL School District General Obligation Bonds (MBIA)
Zero Coupon, 12/1/22	4,125	2,102
Council Rock, PA School District General Obligation Bonds (MBIA)
5.00%, 11/15/19	1,285	1,356
Cranberry Township, PA General Obligation Bonds (FGIC)
4.80%, 12/1/18	1,310	1,362
Crandall, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/19 - 8/15/21	4,315	2,414
Crisp County Development Authority Revenue Bonds
5.55%, 2/1/15	200	215
Crowley TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/1/10 - 8/1/11	3,350	3,503
Crown Point, IN Multi-School Building Corp. Revenue Bonds (MBIA)
Zero Coupon, 1/15/24	5,200	2,504
Cypress-Fairbanks, TX Independent School District General Obligation Bonds (PSFG)
4.80%, 2/15/19	1,650	1,701
Dallas, TX Area Rapid Transit Revenue Bonds (AMBAC)
5.00%, 12/1/11	1,915	2,021
Dallas, TX Waterworks & Sewer Systems Revenue Bonds (AMBAC)
5.00%, 10/1/12 - 10/1/13	15,000	16,032

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Dallas County, TX Utility & Reclamation District SAVRS General Obligations Bonds (AMBAC)
3.50%, 2/15/29	$ (h)(n)17,950	$17,950
Delaware County, PA Industrial Development Authority Revenue Bonds
6.50%, 1/1/08	200	203
Delta County, MI Economic Development Corp.
Revenue Bonds
6.25%, 4/15/27	450	502
Denton, TX Utility System Revenue Bonds (AMBAC)
5.00%, 12/1/16	1,865	1,953
Detroit, MI City School District General Obligation Bonds (FGIC)
5.15%, 5/1/22	2,500	2,693
Director of the State of Nevada Department of Business & Industry Revenue Bonds
5.63%, 12/1/26	1,100	1,218
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMBAC)
Zero Coupon, 1/1/21 - 1/1/23	3,845	2,011
Dover, PA Area School District General Obligation Bonds (FGIC)
5.00%, 4/1/16	1,000	1,046
Duncanville Independent School District, TX, General Obligation Bonds (PSFG)
Zero Coupon, 2/15/22	4,000	2,095
Eagle, IN - Union Middle School Building Revenue Bonds (AMBAC)
4.90%, 7/5/16	1,000	1,043
5.00%, 7/5/17	1,500	1,573
Eanes, TX Independent School District General Obligation Bonds (PSFG)
4.80%, 8/1/19	1,365	1,415
East Porter County, IN School Building Corp. Revenue Bonds (MBIA)
4.70%, 7/15/12	1,025	1,049
Edgewood, TX Independent School District (PSFG)
4.75%, 8/15/16	1,310	1,365
4.85%, 8/15/17	880	913
Elizabeth Forward, PA School District (MBIA)
Zero Coupon, 9/1/11	1,250	1,055
Essex County, NJ Utility Authority Revenue Bonds (FSA)
4.80%, 4/1/14	1,005	1,025
Eureka Union School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,847
Everett, WA Water & Sewer Revenue Bonds (MBIA)
5.00%, 7/1/13	1,630	1,742
Fort Wayne Hospital Authority, IN Revenue Bonds (MBIA)
4.70%, 11/15/11	1,100	1,135
Fort Worth, TX Water & Sewer Revenue Bonds (FSA)
3.44%, 2/15/24	(h)12,850	12,850
Frisco, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/20 - 8/15/22	$6,260	$3,369
Geneva, IL Industrial Development Revenue Bonds (FSA)
4.80%, 5/1/19	1,705	1,767
Georgetown County, SC Pollution Control Facility Revenue Bonds
5.13%, 2/1/12	725	755
Gilliam County, OR Solid Waste Disposal Revenue Bonds
4.88%, 7/1/38	1,400	1,426
Girard Area, PA School District General Obligation Bonds (FGIC)
Zero Coupon, 10/1/18 - 10/1/19	950	585
Grand Prairie, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/14	2,240	1,703

Grapevine, TX Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 8/15/17	1,000	1,066
Greenwood, SC Fifty School Facilities, Inc., Installment Purchase Revenue Bonds (AGC)
5.00%, 12/1/11	1,000	1,052
Gulf Coast Waste Disposal Authority, TX Revenue Bonds
4.55%, 4/1/12	830	837
Hawaii State Certificate of Participation General Obligation Bonds (AMBAC)
4.80%, 5/1/12	1,275	1,307
Hillsborough County, FL, Industrial Development Authority Pollution Control Revenue Bonds
4.00%, 5/15/18	(h)1,625	1,625
Houston, TX Community College Revenue Bonds, Northline Mall Campus Project (AMBAC)
4.00%, 4/15/11 - 4/15/12	2,865	2,900
Houston, TX General Obligation Bonds (MBIA)
5.00%, 3/1/12	3,400	3,595
Houston, TX Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/13	6,000	6,394
Houston, TX Revenue Bonds (MBIA)
5.25%, 5/15/11	2,000	2,117
Houston, TX Water & Sewer System Revenue Bonds (FSA)
Zero Coupon, 12/1/25	12,350	5,459
Illinois Development Finance Authority Revenue Bonds (FGIC)
Zero Coupon, 12/1/09	2,000	1,810
Illinois Educational Facilities Authority SAVRS Revenue Bonds (MBIA)
3.50%, 4/1/28	(h)11,500	11,500
Illinois Health Facilities Authority Revenue Bonds (MBIA)
5.00%, 11/15/12	1,000	1,022

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Illinois Health Facilities Authority Revenue Bonds SAVRS (AMBAC)
3.46%, 9/16/24	$ (h)(n)21,950	$21,950
Indiana Port Commission Revenue Bonds
4.10%, 5/1/12	3,450	3,450
Indiana State Development Finance Authority Revenue Bonds
4.70%, 10/1/31	(h)100	101
Indiana State University Revenue Bonds (FGIC)
5.20%, 10/1/12	1,640	1,681
Indiana Transportation Finance Authority Highway Revenue Bonds (AMBAC)
Zero Coupon, 12/1/16	1,695	1,144
Intermountain Power Agency, UT Power Supply Revenue Bonds
Zero Coupon, 7/1/17	1,750	1,134
Iowa Finance Authority Revenue Bonds, Private University, Drake University Project (CIFG)
5.00%, 4/1/13	1,210	1,286
Irving, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/13	1,945	1,542
Kane & De Kalb Counties, IL Community Unit School District General Obligation Bonds (AMBAC)
Zero Coupon, 12/1/09	725	656
Kent State University, OH Revenue Bonds SAVRS (MBIA)
3.39%, 5/1/32	(h)(n)9,275	9,275
King County, WA General Obligation Bonds (MBIA)
5.00%, 12/1/19	1,075	1,129
Lake County, IL Community Consolidated School District General Obligation Bonds (FGIC)
Zero Coupon, 12/1/19 - 12/1/21	12,775	7,113
Lakeview, MI Public School District General Obligation Bonds
5.00%, 5/1/16	1,060	1,113
Lancaster, TX Independent School District General Obligation Bonds (FSA)
Zero Coupon, 2/15/09	1,795	1,673
Lewisville, TX Independent School District General Obligation Bonds (FGIC)
4.00%, 8/15/10	4,905	4,959
Long Beach, CA Community College District General Obligation Bonds (FGIC)
Zero Coupon, 5/1/14	2,465	1,867
Long Island, NY Power Authority Electric System Revenue Bonds (FSA)
Zero Coupon, 6/1/16	3,700	2,577
Madera, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,863
Madison & Jersey Counties, IL Unit School District General Obligation Bonds (FSA)
Zero Coupon, 12/1/20	2,900	1,615
Maine Health & Higher Educational Facilities Authority, ME SAVRS Revenue Bonds (FGIC)
3.47%, 7/1/14	$ (h)(n)5,625	$5,625
Maricopa County, AZ Pollution Control
2.90%, 6/1/35	1,600	1,563
4.00%, 1/1/38	350	350
Maryland State Economic Development Corp. Revenue Bonds
7.50%, 12/1/14	350	382
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (MBIA)
3.50%, 10/1/33	(h)11,900	11,900
Massachusetts State Development Financing Agency Resource Recovery Revenue Bonds
6.90%, 12/1/29	250	266
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
4.80%, 7/1/12	1,665	1,706
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (MBIA)
3.50%, 10/1/22	(h)5,800	5,800
Massachusetts State Water Reserve Authority Revenue Bonds, SAVRS (AMBAC)
3.39%, 4/1/29	(h)(n)19,775	19,775
Maury County, TN Industrial Development Board Solid Waste Disposal Revenue Bonds
6.30%, 8/1/18	1,075	1,127
Memphis, TN Electric System Revenue Bonds (XLCA)
3.44%, 12/1/18	(h)(n)4,000	4,000
Memphis-Shelby County, TN Airport Authority Special Facilities Revenue Bonds, Federal Express Corp.
5.00%, 9/1/09	850	864
Memphis-Shelby County, TN Sports Authority Inc. Revenue Bonds, Memphis Arena Project (MBIA)
5.00%, 11/1/13	1,410	1,516
Merced City, CA School District General Obligation Bonds (MBIA)
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,736
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds (MBIA)
Zero Coupon, 6/15/20 - 12/15/23	5,175	2,856
Michigan City, IN Area-Wide School Building Corp. Revenue Bonds (FGIC)
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,261
Michigan State Building Authority Revenue Bonds (MBIA)
5.25%, 10/1/10 - 10/1/11	3,000	3,172
Michigan State Strategic Fund, Solid Waste Management Project Revenue Bonds
4.63%, 12/1/12	275	279
Midland, TX Independent School District General Obligation Bonds (FGIC)
5.95%, 3/1/18	1,225	1,302
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
4.88%, 6/1/19	2,070	2,144

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Montana State Health Facilities Authority Revenue Bonds (AMBAC)
3.50%, 2/15/17	$ (h)1,800	$1,800
Montour, PA School District General Obligation Bonds (MBIA)
Zero Coupon, 1/1/13	300	239
Morton Grove, IL General Obligation Bonds (FGIC)
4.50%, 12/1/13	1,480	1,497
Mount San Antonio Community College District, CA General Obligation Bonds (MBIA)
Zero Coupon, 8/1/16 - 8/1/17	27,555	18,448
Municipal Electric Authority, GA Revenue Bonds, Combustion Turbine Project (XLCA)
3.45%, 11/1/29	(h)2,000	2,000
Nassau County, NY Improvement Bonds General Obligation Bonds (FSA)
6.00%, 3/1/17	1,275	1,360
Nevada Housing Division Revenue Bonds (FHA)
5.30%, 4/1/28	5	5
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 4/1/12	625	518
New Orleans, LA Audubon Commission General Obligation Bonds (FSA)
5.00%, 10/1/13	1,695	1,803
New York City, NY Industrial Development Agency
Revenue Bonds (FSA)
6.00%, 11/1/15	1,485	1,487
New York State Dormitory Authority Revenue Bonds (FSA)
5.10%, 2/15/11	2,075	2,131
Noblesville, IN High School Building Corp.
5.00%, 1/10/12 - 7/10/13	4,880	5,197
Noblesville, IN High School Building Corp. Revenue Bonds (AMBAC)
Zero Coupon, 2/15/19	1,850	1,121
Norman, OK Regional Hospital Authority SAVRS Revenue Bonds (MBIA)
3.50%, 9/1/22	(h)4,350	4,350
North Carolina Municipal Power Agency, Electric Revenue Bonds
6.63%, 1/1/10	850	910
North Side, IN High School Building Corp. Revenue Bonds (FSA)
5.25%, 7/15/13	2,910	3,149
North Slope Borough, AK General Obligation Bonds (MBIA)
Zero Coupon, 6/30/12	2,900	2,365
Norwalk-LA Mirada, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25	8,900	3,978
Ohio State Higher Educational Facility Commission (Denison University) Revenue Bonds (AMBAC)
3.39%, 12/1/34	(h)(n)8,800	8,800
Ohio State Solid Waste Revenue Bonds
4.25%, 4/1/33	$700	$686
Okemos, MI Public School District General Obligation Bonds (MBIA)
Zero Coupon, 5/1/15	900	653
Orange County, FL Health Facilities Authority Revenue Bonds (MBIA)
3.57%, 10/15/26	(h)5,400	5,400
Ouachita Parish, LA West Ouachita Parish School District Revenue Bonds (MBIA)
4.70%, 9/1/14	1,020	1,051
Pajaro Valley, CA Unified School District Certificate Partnership General Obligation Bonds (FSA)
Zero Coupon, 8/1/27	2,220	898
Palm Beach County, FL School Board COP
5.00%, 8/1/11 - 8/1/12	7,770	8,209
Pearland, TX Independent School District General Obligation Bonds (PSFG)
4.88%, 2/15/19	1,425	1,498
Penn Hills Municipality, PA General Obligation Bonds
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,647
Pennsylvania Convention Center Authority Revenue Bonds (FGIC)
6.70%, 9/1/16	500	579
Pennsylvania State Financing Authority School Revenue Bonds, Aliquippa School District
Zero Coupon, 6/1/12	685	554
Pennsylvania State Public School Building Authority, Marple Newtown School District Project Revenue Bonds (MBIA)
4.60%, 3/1/15	1,065	1,103
4.70%, 3/1/16	715	743
Philadelphia, PA Water & Wastewater Revenue Bonds (AMBAC)
5.00%, 8/1/11 - 8/1/13	8,005	8,476
Piedmont, SC Municipal Power Agency Revenue Bonds (AMBAC)
Zero Coupon, 1/1/31 - 1/1/32	22,300	7,497
Pittsburgh, PA Water & Sewer Authority Water & Sewer System Revenue Bonds (FSA)
5.00%, 9/1/13	1,000	1,071
Pittsburgh, PA Stadium Authority Lease Revenue Bonds
6.50%, 4/1/11	130	137
Port Authority, NY & NJ Special Obligation Revenue Bonds
7.00%, 10/1/07	100	101
Rescue Union School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 9/1/27	2,000	806
Richardson, TX Hotel Occupancy Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 2/15/17	1,405	1,484
Richland County, SC Revenue Bonds
6.10%, 4/1/23	725	791

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Rincon Valley, CA Union School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/32 - 8/1/35	$9,675	$2,906
Riverside, CA Electric Revenue Bonds (MBIA)
5.00%, 10/1/11 - 10/1/12	3,380	3,596
Robinson Township, PA Municipal Authority Revenue Bonds
6.90%, 5/15/18	100	109
Rockport, IN Pollution Control Revenue Bonds SAVRS
4.90%, 6/1/25	(h)455	456
Saginaw Valley State University, MI Revenue Bonds SAVRS (MBIA)
3.45%, 7/1/31	(h)10,700	10,700
Saginaw, MI Hospital Financing Authority Revenue Bonds (MBIA)
5.38%, 7/1/19	1,265	1,315
Sam Rayburn, TX Municipal Power Agency Revenue Bonds
6.00%, 10/1/21	650	688
San Antonio County, TX Parking System Revenue Bonds (AMBAC)
5.50%, 8/15/17	700	734
Sanger, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/19 - 2/15/22	4,265	2,381
Santa Ana, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,201
Scranton-Lackawanna, PA Health & Welfare Authority Revenue Bonds
6.63%, 7/1/09	45	46
Seminole County, FL School Board COP (AMBAC)
5.00%, 7/1/11 - 7/1/12	6,750	7,116
Spring, TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/15/19	1,760	1,842
State of Hawaii General Obligation Bonds (AMBAC)
5.00%, 4/1/13	8,290	8,874
Steel Valley, PA School District, Allegheny County General Obligation Bonds
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,376
Texas State Turnpike Authority Revenue Bonds (AMBAC)
Zero Coupon, 8/15/18	5,700	3,542
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1
4.75%, 6/1/23	6,165	6,141
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds
6.50%, 6/1/26	925	1,013
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds
5.50%, 5/15/30	1,350	1,410
Tobacco Settlement Financing Corp., NJ, Asset Backed Revenue Bonds
4.38%, 6/1/19	$640	$642
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds
6.00%, 6/1/23	1,575	1,678
Toledo-Lucas County, OH Port Authority Revenue Bonds
6.45%, 12/15/21	900	1,091
Tomball, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/15	1,205	1,242
Union Elementary School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 9/1/27 - 9/1/28	8,000	3,206
University of Arkansas Revenue Bonds (FSA)
4.90%, 12/1/19	2,315	2,433
University of Massachusetts Building Authority Revenue Bonds (AMBAC)
5.25%, 11/1/11	2,100	2,241
University of Southern Indiana, IN Revenue Bonds (AMBAC)
5.00%, 10/1/09	1,095	1,131
University Of Utah COP (AMBAC)
5.00%, 12/1/11 - 12/1/13	4,040	4,297
Upper Darby Township, PA General Obligation Bonds (AMBAC)
Zero Coupon, 7/15/11	525	445
Utah County, UT Environmental Improvement Revenue Bonds
5.05%, 11/1/17	170	179
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
4.60%, 6/1/13	1,000	1,009
Vermont Educational & Health Buildings Funding Agency SAVRS Revenue Bonds (FGIC)
3.44%, 9/12/13	(h)7,950	7,950
Victor Elementary School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 2/1/30	2,100	752
Virginia State Peninsula Regional Jail Authority Revenue Bonds (MBIA)
5.00%, 10/1/12 - 10/1/13	2,705	2,881
Waco, TX Educational Finance Corp. Revenue Bonds SAVRS
3.50%, 2/1/32	(h)(n)12,000	12,000
Wake County Industrial Facilities & Pollution Control Financing Authority, NC Revenue Bonds (AMBAC)
3.50%, 5/1/24	(h)8,400	8,400
Warren, MI Consolidated School District General Obligation Bonds
4.15%, 5/1/14	1,000	1,019
Washington State Health Care Facilities Revenue Bonds (FSA)
4.70%, 10/1/11	1,075	1,100

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Washington State Health Care Facilities (Fred Hutchinson) SAVRS Revenue Bonds (AMBAC)
3.50%, 1/1/27	$ (h)7,800	$7,800
3.55%, 1/1/33	(h)11,850	11,850
Washington State Health Care Facilities Authority Revenue Bonds (AMBAC)
5.13%, 11/15/11	1,000	1,032
Washington State Motor Vehicle Fuel Facilities General Obligation Bonds (AMBAC)
Zero Coupon, 6/1/14 - 6/1/16	8,160	5,911
Washington State Recreational Facilities General Obligation Bonds (FGIC)
Zero Coupon, 1/1/17	6,900	4,614
Washoe County, NV General Obligation Bonds (FSA)
Zero Coupon, 7/1/18	4,235	2,646
Wayne State University, MI Revenue Bonds SAVRS (AMBAC)
3.60%, 11/15/32	(h)(n)5,600	5,600
West Contra Costa Unified School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25 - 8/1/27	23,200	9,795
West Ottawa Public School District, MI General Obligation Bonds
5.00%, 5/1/21	850	904
West Virginia School Building Authority Revenue Bonds (FGIC)
5.00%, 7/1/11 - 7/1/12	8,135	8,592
West Virginia University Revenue Bonds (AMBAC)
Zero Coupon, 4/1/22 - 4/1/24	2,000	1,004
Western Michigan University, MI SAVRS Revenue Bonds (AMBAC)
3.60%, 11/15/32	(h)(n)9,550	9,550
Western Michigan University, MI SAVRS Revenue Bonds (MBIA)
3.60%, 11/22/30	(h)(n)9,800	9,800
Will County, IL Community High School District No. 210 General Obligation Bonds, Lincoln Way School Building (FGIC)
5.00%, 1/1/11	1,155	1,209
William S. Hart Union High School District, CA General Obligation Bonds (FSA)
Zero Coupon, 9/1/21 - 9/1/28	18,290	9,100
Winnebago County, IL School District General Obligation Bonds (FSA)
Zero Coupon, 1/1/14	3,600	2,752
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
5.63%, 2/15/12	1,000	1,081
York County, PA Hospital Authority Revenue Bonds SAVRS (AMBAC)
3.44%, 7/1/21	(h)7,800	7,800
Ypsilanti, MI School District General Obligation Bonds (FGIC)
4.70%, 5/1/12	1,115	1,137
		728,771
Total Fixed Income Securities (Cost $735,708)		$760,798

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
6/07 @ $94.25	1,601	8
6/07 @ $94.50	219	1
6/07 @ $94.75	3,413	555
9/07 @ $94.75	1,774	275
12/07 @ $94.50	165	7
Total Put Options Purchased (Cost $1,777)		846

	Shares
Preferred Stocks (3.7%)
Finance (3.7%)
ABN AMRO North America Capital Funding
Trust I	(e)5,875	6,092
Federal Home Loan Mortgage Corp.	88,000	4,660
Goldman Sachs Group, Inc.	121,000	3,175
International Lease Finance Corp.	31	3,100
Pitney Bowes International Holdings, Inc.	34	3,402
Preferred Pass-Through Trust 2006	(e)3,700,000	3,700
US Bancorp	178,000	4,651
Total Preferred Stocks (Cost $28,208)		28,780
Short-Term Investments (6.2%)
Investment Company (1.5%)
Dreyfus Basic Municipal Money Market Fund	11,355	11,355

	Face
	Amount
	(000)
Repurchase Agreement (4.5%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07, repurchase price $35,078	$ (f)35,063	35,063
U.S. Treasury Security (0.2%)
U.S. Treasury Bills
4.98%, 07/12/07	(j)2,000	1,973
Total Short-Term Investments (Cost $48,390)		48,391
Total Investments (108.0%) (Cost $814,083)		838,815
Liabilities in Excess of Other Assets (-8.0%)		(61,961)
Net Assets (100%)		$776,854

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

(f)

Represents the Portfolio’s agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(n)	All or a portion of the security was pledged to cover securities sold short.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2007.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
AMBAC	Ambac Assurance Corp.
AGC	Assured Guaranty Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
SAVRS	Semi-Annual Variable Rate Security
XLCA	XL Capital Assurance

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 10 yr. Note	2,512	$271,610	Jun-07	$632

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association, April TBA
5.50%, 4/25/37
(Total Proceeds $168,557)	$169,800	$168,049

TBA         To Be Announced

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total net investments.

*      Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Assets and Liabilities

		Equities	Mid Cap	U.S. Mid
	Balanced	Plus	Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$270,262	$27,625	$2,045,761	$135,589
Foreign Currency, at Cost:	—	—	1	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	309,220	27,459	2,390,537	157,059
Foreign Currency, at Value:	—	—	1	—
Cash	224	46	@—	1
Receivable for Forward Commitments	5,111	12,372	—	—
Due from Broker	2,019	—	—	—
Receivable for Portfolio Shares Sold	454	—	3,034	205
Receivable for Investments Sold	3,461	6	1,312	249
Unrealized Appreciation on Swap Agreements	42	6	—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	97	—	—	—
Dividends Receivable	209	—	1,099	133
Interest Receivable	471	141	20	2
OtherAssets	5	@—	42	1
Total Assets	321,313	40,030	2,396,045	157,650
Liabilities:
Collateral on Securities Loaned, at Value	7,691	—	—	—
Payable for Delayed Delivery Commitments	10,141	—	—	—
Payable for Investments Purchased	1,800	49	22,358	879
Due To Broker	—	10	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	19	—	—	—
Unrealized Depreciation on Swap Agreements	94	1	—	—
Payable for Portfolio Shares Redeemed	320	—	946	21
Payable for Investment Advisory Fees	346	7	2,854	274
Payable for Administration Fees	20	2	158	11
Payable for Custodian Fees	28	1	61	12
Payable for Trustees’ Fees and Expenses	8	—	29	22
Payable for Distribution Fees — Adviser Class	6	@—	237	3
Payable for Securities Sold Short, at Value (Proceeds $12,377)	—	12,348	—	—
Payable for Shareholder Servicing Fees — Investment Class	1	—	—	@—
Other Liabilities	50	38	224	43
Total Liabilities	20,524	12,456	26,867	1,265
Net Assets	$300,789	$27,574	$2,369,178	$156,385
Net Assets Consist Of:
Paid-in Capital	$296,650	$26,742	$2,669,124	$294,463
Undistributed (Distributions in Excess of) Net Investment Income	113	435	1,660	244
Accumulated Net Realized Gain (Loss)	(34,889)	768	(646,382)	(159,792)
Unrealized Appreciation (Depreciation) on:
Investments	38,958	(166)	344,776	21,470
Foreign Currency Exchange Contracts and Translations	78	—	—	—
Futures Contracts	(69)	(239)	—	—
Securities Sold Short	—	29	—	—
Swap Agreements	(52)	5	—	—
Net Assets	$300,789	$27,574	$2,369,178	$156,385

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Assets and Liabilities (cont’d)

		Equities	Mid Cap	U.S. Mid
	Balanced	Plus	Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$267,834	$27,059	$1,241,855	$137,977
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	19,974,024	2,626,694	44,229,994	4,156,018
Net Asset Value, Offering and Redemption Price Per Share	$13.41	$10.30	$28.08	$33.20
INVESTMENT CLASS:
Net Assets	$4,517	$—	$—	$3,237
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	337,355	—	—	97,936
Net Asset Value, Offering and Redemption Price Per Share	$13.39	$—	$—	$33.05
ADVISER CLASS:
Net Assets	$28,438	$515	$1,127,323	$15,171
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	2,125,034	50,000	41,195,876	458,924
Net Asset Value, Offering and Redemption Price Per Share	$13.38	$10.29	$27.36	$33.06
(1) Including:
Repurchase Agreements, at Value:	$26,606	$2,550	$69,453	$6,434
Securities on Loan, at Value:	$13,213	$—	$—	$—

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Assets and Liabilities

	U.S. Small		Core Fixed	Core Plus
	Cap Value	Value	Income	Fixed Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$702,269	$538,225	$344,425	$3,122,018
Foreign Currency, at Cost:	—	—	—	@—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	865,206	606,375	342,814	3,109,096
Foreign Currency, at Value:	—	—	—	@—
Cash	@—	1	—	13,406
Receivable for Portfolio Shares Sold	293	308	48	2,585
Receivable For Forward Commitments	—	—	11,943	140,469
Due from Broker	—	—	192	1,692
Interest Receivable	15	4	1,292	13,727
Unrealized Appreciation on Swap Agreements	—	—	452	2,831
Receivable for Investments Sold	—	4,231	913	9,405
Dividends Receivable	635	949	—	—
OtherAssets	18	6	6	43
Total Assets	866,167	611,874	357,660	3,293,254
Liabilities:
Collateral on Securities Loaned, at Value	—	18,781	20,548	269,343
Payable for Delayed Delivery Commitments	—	—	20,728	256,443
Payable for Investments Purchased	2,346	1,312	1,774	56,839
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	—	—	674
Unrealized Depreciation on Swap Agreements	—	—	398	1,711
Payable for Portfolio Shares Redeemed	397	242	114	889
Payable for Bank Overdraft	—	—	27	—
Payable for Investment Advisory Fees	1,353	745	249	2,159
Payable for Administration Fees	57	40	21	184
Payable for Custodian Fees	19	21	9	53
Payable for Trustees’ Fees and Expenses	19	25	4	88
Payable for Distribution Fees — Adviser Class	10	44	2	27
Payable for Shareholder Servicing Fees — Investment Class	—	10	—	18
Other Liabilities	77	153	50	172
Total Liabilities	4,278	21,373	43,924	588,600
Net Assets	$861,889	$590,501	$313,736	$2,704,654
Net Assets Consist Of:
Paid-in Capital	$658,750	$506,943	$315,033	$2,797,402
Undistributed (Distributions in Excess of) Net Investment Income	742	2,454	840	(19,531)
Accumulated Net Realized Gain (Loss)	39,460	12,954	(322)	(61,326)
Unrealized Appreciation (Depreciation) on:
Investments	162,937	68,150	(1,611)	(12,922)
Foreign Currency Exchange Contracts and Translations	—	—	—	(673)
Futures Contracts	—	—	(258)	584
Swap Agreements	—	—	54	1,120
Net Assets	$861,889	$590,501	$313,736	$2,704,654

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Assets and Liabilities (cont’d)

	U.S. Small		Core Fixed	Core Plus
	Cap Value	Value	Income	Fixed Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$813,358	$301,569	$303,098	$2,435,542
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	29,692,131	16,733,610	28,108,548	212,419,084
Net Asset Value, Offering and Redemption Price Per Share	$27.39	$18.02	$10.78	$11.47
INVESTMENT CLASS:
Net Assets	$—	$79,262	$—	$141,140
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	—	4,391,833	—	12,313,130
Net Asset Value, Offering and Redemption Price Per Share	$—	$18.05	$—	$11.46
ADVISER CLASS:
Net Assets	$48,531	$209,670	$10,638	$127,972
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	1,779,346	11,651,451	992,147	11,175,496
Net Asset Value, Offering and Redemption Price Per Share	$27.27	$18.00	$10.72	$11.45
(1) Including:
Repurchase Agreements, at Value:	$49,723	$13,965	$40,822	$259,770
Securities on Loan, at Value:	$—	$18,537	$19,914	$287,205

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Assets and Liabilities

				Investment
		Intermediate	International	Grade Fixed
	High Yield	Duration	Fixed Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$289,720	$153,141	$199,553	$572,708
Foreign Currency, at Cost:	21	—	—	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	259,234	152,505	203,999	570,614
Foreign Currency, at Value:	21	—	—	—
Cash	260	18	@—	—
Receivable for Delayed Delivery Commitments	—	5,902	—	25,403
Due from Broker	—	—	1,785	619
Interest Receivable	3,728	732	2,743	2,303
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	—	711	—
Unrealized Appreciation on Swap Agreements	—	17	—	455
Receivable for Investments Sold	12	6	227	1,551
Receivable for Portfolio Shares Sold	169	—	72	609
OtherAssets	3	2	4	8
Total Assets	263,427	159,182	209,541	601,562
Liabilities:
Collateral on Securities Loaned, at Value	49,300	—	—	26,989
Payable for Delayed Delivery Commitments	789	15,273	—	50,810
Payable for Investments Purchased	609	2	891	4,394
Due To Broker	21	57	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	158	—	554	—
Unrealized Depreciation on Swap Agreements	59	20	—	702
Payable for Portfolio Shares Redeemed	42	74	43	381
Payable for Investment Advisory Fees	222	133	189	481
Payable for Administration Fees	14	10	14	36
Payable forBank Overdraft	—	—	—	108
Payable for Custodian Fees	7	6	27	13
Payable for Trustees’ Fees and Expenses	22	2	2	14
Payable for Distribution Fees — Adviser Class	1	—	—	@—
Payable for Shareholder Servicing Fees — Investment Class	—	17	—	—
Other Liabilities	61	45	52	54
Total Liabilities	51,305	15,639	1,772	83,982
Net Assets	$212,122	$143,543	$207,769	$517,580
Net Assets Consist Of:
Paid-in Capital	$765,051	$152,168	$204,826	$521,942
Undistributed (Distributions in Excess of) Net Investment Income	3,133	112	(2,001)	(2,108)
Accumulated Net Realized Gain (Loss)	(525,333)	(8,166)	263	495
Unrealized Appreciation (Depreciation) on:
Investments	(30,486)	(636)	4,446	(2,094)
Foreign Currency Exchange Contracts and Translations	(153)	—	200	—
Futures Contracts	(31)	68	35	(408)
Swap Agreements	(59)	(3)	—	(247)
Net Assets	$212,122	$143,543	$207,769	$517,580

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Assets and Liabilities (cont’d)

				Investment
		Intermediate	International	Grade Fixed
	High Yield	Duration	Fixed Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$206,406	$8,042	$207,769	$516,889
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	19,180,469	795,175	19,968,704	46,408,856
Net Asset Value, Offering and Redemption Price Per Share	$10.76	$10.11	$10.40	$11.14
INVESTMENT CLASS:
Net Assets	$—	$135,501	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	—	13,443,967	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$10.08	$—	$—
ADVISER CLASS:
Net Assets	$5,716	$—	$—	$691
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	529,317	—	—	62,044
Net Asset Value, Offering and Redemption Price Per Share	$10.80	$—	$—	$11.13
(1) Including:
Repurchase Agreements, at Value:	$13,330	$10,083	$8,841	$37,980
Securities on Loan, at Value:	$48,378	$—	$—	$26,372

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Assets and Liabilities

	Limited	Long Duration
	Duration	Fixed Income	Municipal
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$1,081,709	$24,979	$814,083
Investments in Securities of Unaffiliated Issuers, at Value:(1)	1,077,762	25,712	838,815
Cash	292	—	1,088
Receivable for Delayed Delivery Commitments	14,811	—	168,557
Interest Receivable	5,821	308	3,693
Unrealized Appreciation on Swap Agreements	560	1	5,453
Receivable for Investments Sold	—	—	336
Receivable for Portfolio Shares Sold	430	—	1,109
Dividends Receivable	—	—	99
OtherAssets	18	@—	14
Total Assets	1,099,694	26,021	1,019,164
Liabilities:
Payable for Delayed Delivery Commitments	33,438	—	43,488
Payable for Investments Purchased	671	—	24,311
Due to Broker	333	2	4,868
Unrealized Depreciation on Swap Agreements	211	1	604
Payable for Portfolio Shares Redeemed	626	—	180
Payable for Investment Advisory Fees	789	3	695
Payable for Administration Fees	72	2	52
Payable for Custodian Fees	20	2	18
Payable for Trustees’ Fees and Expenses	3	—	2
Payable for Bank Overdraft	—	4	—
Payable for Distribution Fees — Adviser Class	—	@—	—
Payable for Securities Sold Short, at Value (Proceeds $168,557)	—	—	168,049
Other Liabilities	105	38	43
Total Liabilities	36,268	52	242,310
Net Assets	$1,063,426	$25,969	$776,854
Net Assets Consist Of:
Paid-in Capital	$1,089,681	$25,000	$746,735
Undistributed (Distributions in Excess of) Net Investment Income	4,557	301	628
Accumulated Net Realized Gain (Loss)	(27,414)	(58)	(1,230)
Unrealized Appreciation (Depreciation) on:
Investments	(3,947)	733	24,732
Futures Contracts	200	(7)	632
Securities Sold Short	—	—	508
Swap Agreements	349	@—	4,849
Net Assets	$1,063,426	$25,969	$776,854

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Limited	Long Duration
	Duration	Fixed Income	Municipal
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$1,063,426	$25,450	$776,854
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	103,143,586	2,450,000	60,332,413
Net Asset Value, Offering and Redemption Price Per Share	$10.31	$10.39	$12.88
INVESTMENT CLASS:
Net Assets	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	—	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—
ADVISER CLASS:
Net Assets	$—	$519	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$10.38	$—
(1) Including:
Repurchase Agreements, at Value:	$9,934	$15	$35,063
Securities on Loan, at Value:	$—	$—	$—

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2007

		Equities	Mid Cap	U.S. Mid	U.S. Small
	Balanced	Plus	Growth	Cap Value	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends†	$1,786	$—	$11,092	$1,019	$3,433
Interest	2,707	975	1,430	226	1,098
Total Investment Income	4,493	975	12,522	1,245	4,531
Expenses:
Investment Advisory Fees (Note B)	700	51	5,550	535	2,671
Administration Fees (Note C)	125	11	888	60	324
Custodian Fees (Note E)	29	2	55	13	19
Shareholder Reporting Fees	34	3	222	9	135
Professional Fees	27	28	76	15	35
Proxy Fees	5	—	280	—	275
Shareholder Servicing Fees — Investment Class Shares (Note D)	3	—	—	2	—
Distribution Fees — Adviser Class Shares (Note D)	41	1	1,364	18	42
Transfer Agency Fees (Note F)	6	3	17	9	6
Trustees’ Fees and Expenses	4	@—	20	3	8
Other Expenses	32	27	95	34	59
Total Expenses	1,006	126	8,567	698	3,574
Waiver of Investment Advisory Fees (Note B)	—	(42)	—	—	—
Expense Offset (Note E)	@—	(2)	@—	@—	@—
Net Expenses	1,006	82	8,567	698	3,574
Net Investment Income (Loss)	3,487	893	3,955	547	957
Realized Gain (Loss):
Investments Sold	10,046	(72)	144,497	12,567	53,063
Foreign Currency Transactions	(12)	—	(84)	—	—
Futures Contracts	(63)	2,112	—	103	—
Swap Agreements	327	4	—	—	—
Net Realized Gain (Loss)	10,298	2,044	144,413	12,670	53,063
Change in Unrealized Appreciation (Depreciation):
Investments	8,458	(167)	90,198	6,775	66,894
Foreign Currency Exchange Contracts and Translations	184	—	—	—	—
Futures Contracts	(420)	(806)	—	—	—
Securities Sold Short	—	39	—	—	—
Swap Agreements	(68)	1	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	8,154	(933)	90,198	6,775	66,894
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	18,452	1,111	234,611	19,445	119,957
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,939	$2,004	$238,566	$19,992	$120,914

†                  Net of $7 and $135, foreign withholding tax for the Balanced and Mid Cap Growth Portfolios, respectively.

@            Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2007

		Core	Core Plus
		Fixed	Fixed		Intermediate
	Value	Income	Income	High Yield	Duration
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends	$6,981	$17	$358	$ @—	$4
Interest†	573	7,728	67,954	8,802	3,760
Total Investment Income	7,554	7,745	68,312	8,802	3,764
Expenses:
Investment Advisory Fees (Note B)	1,484	583	4,317	463	273
Administration Fees (Note C)	238	124	1,052	88	58
Custodian Fees (Note E)	24	10	57	8	7
Shareholder Reporting Fees	49	30	130	40	18
Professional Fees	31	21	102	26	19
Shareholder Servicing Fees — Investment Class Shares (Note D)	57	—	107	@—	103
Distribution Fees — Adviser Class Shares (Note D)	255	13	156	7	—
Transfer Agency Fees (Note F)	10	4	12	7	3
Trustees’ Fees and Expenses	8	3	36	4	2
Proxy Fees	33	58	107	117	1
Other Expenses	53	34	115	29	25
Total Expenses	2,242	880	6,191	789	509
Waiver of Investment Advisory Fees (Note B)	—	(89)	—	—	—
Expense Offset (Note E)	@—	(1)	(5)	@—	@—
Net Expenses	2,242	790	6,186	789	509
Net Investment Income (Loss)	5,312	6,955	62,126	8,013	3,255
Realized Gain (Loss):
Investments Sold	15,924	684	14,755	2,483	(111)
Foreign Currency Transactions	—	—	490	114	—
Futures Contracts	—	1,690	9,025	84	381
Swap Agreements	—	933	12,470	(7)	5
Net Realized Gain (Loss)	15,924	3,307	36,740	2,674	275
Change in Unrealized Appreciation (Depreciation):
Investments	20,254	(577)	(14,817)	2,332	361
Foreign Currency Exchange Contracts and Translations	—	—	(671)	(193)	—
Futures Contracts	—	(1,965)	(8,345)	48	(417)
Swap Agreements	—	(101)	(2,162)	(40)	3
Net Change in Unrealized Appreciation (Depreciation)	20,254	(2,643)	(25,995)	2,147	(53)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	36,178	664	10,745	4,821	222
Net Increase (Decrease) in Net Assets Resulting from Operations	$41,490	$7,619	$72,871	$12,834	$3,477

†                  Net of $ @— foreign withholding tax for the Core Plus Fixed Income Portfolio.

@            Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2007

				Long
		Investment		Duration
	International	Grade Fixed	Limited	Fixed
	Fixed Income	Income	Duration	Income	Municipal
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends	$—	$39	$10	$—	$839
Interest†	3,113	12,738	28,402	662	13,689
Total Investment Income	3,113	12,777	28,412	662	14,528
Expenses:
Investment Advisory Fees (Note B)	379	975	1,602	49	1,346
Administration Fees (Note C)	81	208	427	10	287
Custodian Fees (Note E)	28	13	22	2	15
Shareholder Reporting Fees	24	28	87	7	28
Professional Fees	21	28	54	21	31
Distribution Fees — Adviser Class Shares (Note D)	—	1	—	1	—
Transfer Agency Fees (Note F)	3	5	2	3	4
Trustees’ Fees and Expenses	2	7	9	@—	7
Proxy Fees	78	19	196	@—	9
Other Expenses	23	37	57	11	42
Total Expenses	639	1,321	2,456	104	1,769
Waiver of Investment Advisory Fees (Note B)	—	—	—	(37)	—
Waiver of Distribution Fees — Advisor Class Shares (Note D)	—	@—	—	—	—
Expense Offset (Note E)	@—	(1)	(3)	(1)	@—
Net Expenses	639	1,320	2,453	66	1,769
Net Investment Income (Loss)	2,474	11,457	25,959	596	12,759
Realized Gain (Loss):
Investments Sold	583	698	(792)	27	110
Foreign Currency Transactions	(98)	—	—	—	—
Futures Contracts	(32)	2,783	(975)	(4)	2,177
Swap Agreements	—	2,912	(959)	2	69
Net Realized Gain (Loss)	453	6,393	(2,726)	25	2,356
Change in Unrealized Appreciation (Depreciation):
Investments	3,147	(953)	2,094	(241)	(1,568)
Foreign Currency Exchange Contracts and Translations	390	—	—	—	—
Futures Contracts	35	(3,114)	841	(11)	(1,236)
Securities Sold Short	—	—	—	—	613
Swap Agreements	—	(746)	883	@—	2,125
Net Change in Unrealized Appreciation (Depreciation)	3,572	(4,813)	3,818	(252)	(66)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	4,025	1,580	1,092	(227)	2,290
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,499	$13,037	$27,051	$369	$15,049

†                  Net of $2 foreign withholding tax for the International Fixed Income Portfolio.

@            Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets

	Balanced		Equities Plus		Mid Cap Growth
	Portfolio		Portfolio		Portfolio
	Six Months	Year Ended	Six Months	Period Ended	Six Months	Year Ended
	Ended March	September	Ended March	September	Ended March	September
	31, 2007	30,	31, 2007	30,	31, 2007	30,
	(unaudited)	2006	(unaudited)	2006^	(unaudited)	2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,487	$5,769	$893	$535	$3,955	$(4,667)
Net Realized Gain (Loss)	10,298	24,876	2,044	(308)	144,413	150,838
Net Change in Unrealized Appreciation (Depreciation)	8,154	(7,443)	(933)	562	90,198	(34,400)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,939	23,202	2,004	789	238,566	121,105
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(3,069)	(5,898)	(859)	(147)	(4,826)	—
Net Realized Gain	—	—	(919)	—	—	—
Investment Class:
Net Investment Income	(45)	(86)	—	—	—	—
Adviser Class:
Net Investment Income	(373)	(761)	(16)	(3)	(2,109)	—
Net Realized Gain	—	—	(18)	—	—	—
Total Distributions	(3,487)	(6,745)	(1,812)	(150)	(6,935)	—
Capital Share Transactions:(1)
Institutional Class:
Subscribed	32,023	91,029	1,501	25,465	244,188	493,188
Distributions Reinvested	3,065	5,886	74	—	4,628	—
Redeemed	(40,125)	(91,232)	(797)	—	(122,010)	(303,382)
Investment Class:
Subscribed	114	216	—	—	—	—
Distributions Reinvested	45	86	—	—	—	—
Redeemed	—	(127)	—	—	—	—
Adviser Class:
Subscribed	1,708	5,388	—	500	211,111	459,373
Distributions Reinvested	373	762	—	—	2,084	—
Redeemed	(12,592)	(9,038)	—	—	(224,474)	(440,176)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(15,389)	2,970	778	25,965	115,527	209,003
Redemption Fees	@—	@—	—	—	14	19
Total Increase (Decrease) in Net Assets	3,063	19,427	970	26,604	347,172	330,127
Net Assets:
Beginning of Period	297,726	278,299	26,604	—	2,022,006	1,691,879
End of Period	$300,789	$297,726	$27,574	$26,604	$2,369,178	$2,022,006
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$113	$1,510	$435	$417	$1,660	$4,640

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets (cont’d)

		Balanced		Equities Plus		Mid Cap Growth
		Portfolio		Portfolio		Portfolio
		Six Months	Year Ended	Six Months	Period Ended	Six Months	Year Ended
		Ended March	September	Ended March	September	Ended March	September
		31, 2007	30,	31, 2007	30,	31, 2007	30,
		(unaudited)	2006	(unaudited)	2006^	(unaudited)	2006
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	2,439	7,514	143	2,552	8,809	19,562
	Shares Issued on Distributions Reinvested	237	484	7	—	170	—
	Shares Redeemed	(3,024)	(7,485)	(75)	—	(4,478)	(11,916)
	Net Increase (Decrease in Institutional) Class Shares Outstanding	(348)	513	75	2,552	4,501	7,646
	Investment Class:
	Shares Subscribed	9	18	—	—	—	—
	Shares Issued on Distributions Reinvested	3	7	—	—	—	—
	Shares Redeemed	—	(10)	—	—	—	—
	Net Increase (Decrease) in Investment Class Shares Outstanding	12	15	—	—	—	—
	Adviser Class:
	Shares Subscribed	130	442	—	50	7,831	18,713
	Shares Issued on Distributions Reinvested	29	63	—	—	79	—
	Shares Redeemed	(958)	(756)	—	—	(8,310)	(17,884)
	Net Increase (Decrease) in Adviser Class Shares Outstanding	(799)	(251)	—	50	(400)	829

^                  Equities Plus Portfolio commenced operations on April 26, 2006.

@            Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets

	U.S. Mid Cap Value		U.S. Small Cap Value		Value
	Portfolio		Portfolio		Portfolio
	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September	Ended March	September
	31, 2007	30,	31, 2007	30,	31, 2007	30,
	(unaudited)	2006	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$547	$967	$957	$2,382	$5,312	$14,992
Net Realized Gain (Loss)	12,670	22,333	53,063	70,110	15,924	150,265
Net Change in Unrealized Appreciation (Depreciation)	6,775	(4,622)	66,894	24,779	20,254	(54,946)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,992	18,678	120,914	97,271	41,490	110,311
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(910)	(935)	(2,134)	(4,962)	(3,592)	(6,240)
Net Realized Gain	—	—	(78,066)	(32,618)	(28,754)	(21,707)
Investment Class:
Net Investment Income	(15)	(36)	—	—	(786)	(1,159)
Net Realized Gain	—	—	—	—	(7,060)	(4,260)
Adviser Class:
Net Investment Income	(68)	(106)	(17)	(105)	(2,036)	(13,749)
Net Realized Gain	—	—	(2,990)	(1,102)	(18,579)	(79,388)
Total Distributions	(993)	(1,077)	(83,207)	(38,787)	(60,807)	(126,503)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	15,152	35,071	57,290	423,362	27,852	60,716
Distributions Reinvested	871	903	79,964	37,251	27,171	23,658
Redeemed	(12,819)	(60,948)	(76,193)	(156,849)	(50,950)	(83,459)
Investment Class:
Subscribed	463	1,871	—	—	14,566	11,824
Distributed Reinvested	14	35	—	—	7,846	5,419
Redeemed	(196)	(5,609)	—	—	(6,807)	(11,982)
Adviser Class:
Subscribed	3,106	5,771	20,544	5,575	21,482	47,095
Distributions Reinvested	67	104	3,006	1,207	20,533	93,062
Redeemed	(3,009)	(20,701)	(3,072)	(7,929)	(13,260)	(1,033,702)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,649	(43,503)	81,539	302,617	48,433	(887,369)
Redemption Fees	@—	1	7	4	2	8
Total Increase (Decrease) in Net Assets	22,648	(25,901)	119,253	361,105	29,118	(903,553)
Net Assets:
Beginning of Period	133,737	159,638	742,636	381,531	561,383	1,464,936
End of Period	$156,385	$133,737	$861,889	$742,636	$590,501	$561,383
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$244	$690	$742	$1,936	$2,454	$3,556

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets (cont’d)

		U.S. Mid Cap Value		U.S. Small Cap Value		Value
		Portfolio		Portfolio		Portfolio
		Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
		Ended March	September	Ended March	September	Ended March	September
		31, 2007	30,	31, 2007	30,	31, 2007	30,
		(unaudited)	2006	(unaudited)	2006	(unaudited)	2006
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	470	1,292	2,126	17,434	1,516	3,403
	Shares Issued on Distributions Reinvested	27	34	3,049	1,576	1,525	1,362
	Shares Redeemed	(397)	(2,264)	(2,800)	(6,266)	(2,770)	(4,706)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	100	(938)	2,375	12,744	271	59
	Investment Class:
	Shares Subscribed	14	72	—	—	776	663
	Shares Issued on Distributions Reinvested	#—	1	—	—	440	312
	Shares Redeemed	(6)	(204)	—	—	(372)	(678)
	Net Increase (Decrease) in Investment Class Shares Outstanding	8	(131)	—	—	844	297
	Adviser Class:
	Shares Subscribed	97	216	765	221	1,159	2,627
	Shares Issued on Distributions Reinvested	2	4	115	51	1,153	5,371
	Shares Redeemed	(94)	(784)	(114)	(324)	(729)	(60,250)
	Net Increase (Decrease) in Adviser Class Shares Outstanding	5	(564)	766	(52)	1,583	(52,252)

@            Amount is less than $500.

#                 Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets

	Core Fixed		Core Plus Fixed		High Yield
	Income Portfolio		Income Portfolio		Portfolio
	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September	Ended March	September
	31, 2007	30,	31, 2007	30,	31, 2007	30,
	(unaudited)	2006	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,955	$8,949	$62,126	$106,191	$8,013	$16,593
Net Realized Gain (Loss)	3,307	1,483	36,740	13,012	2,674	(4,637)
Net Change in Unrealized Appreciation (Depreciation)	(2,643)	(156)	(25,995)	(19,741)	2,147	1,683
Net Increase (Decrease) in Net Assets Resulting from Operations	7,619	10,276	72,871	99,462	12,834	13,639
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(7,704)	(11,417)	(74,891)	(115,657)	(9,449)	(16,732)
Net Realized Gain	—	(2,265)	—	—	—	—
Investment Class:
Net Investment Income	—	—	(4,542)	(15,864)	—	(20)
Net Realized Gain	—	—	—	—	—	—
Adviser Class:
Net Investment Income	(247)	(486)	(3,876)	(6,254)	(177)	(408)
Net Realized Gain	—	(102)	—	—	—	—
Total Distributions	(7,951)	(14,270)	(83,309)	(137,775)	(9,626)	(17,160)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	20,823	130,146	262,147	502,531	10,706	95,830
Distributions Reinvested	7,694	13,660	68,696	106,805	8,910	16,107
Redeemed	(25,097)	(60,428)	(200,185)	(371,452)	(42,462)	(78,251)
Investment Class:
Subscribed	—	—	3,977	100,710	—	3,434
Distributions Reinvested	—	—	4,536	15,855	—	20
Redeemed	—	—	(9,683)	(273,854)	(896)	(3,788)
Adviser Class:
Subscribed	1,484	1,860	10,864	28,690	2,861	4,975
Distributions Reinvested	247	588	3,846	6,189	159	377
Redeemed	(892)	(2,327)	(12,832)	(19,359)	(1,814)	(7,155)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,259	83,499	131,366	96,115	(22,536)	31,549
Redemption Fees	@—	@—	1	6	1	@—
Total Increase (Decrease) in Net Assets	3,927	79,505	120,929	57,808	(19,327)	28,028
Net Assets:
Beginning of Period	309,809	230,304	2,583,725	2,525,917	231,449	203,421
End of Period	$313,736	$309,809	$2,704,654	$2,583,725	$212,122	$231,449
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$840	$3,665	$(19,531)	$34,506	$3,133	$4,746

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets (cont’d)

		Core Fixed		Core Plus Fixed		High Yield
		Income Portfolio		Income Portfolio		Portfolio
		Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
		Ended March	September	Ended March	September	Ended March	September
		31, 2007	30,	31, 2007	30,	31, 2007	30,
		(unaudited)	2006	(unaudited)	2006	(unaudited)	2006
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions†:
	Institutional Class:
	Shares Subscribed	1,948	12,248	23,016	44,104	996	9,113
	Shares Issued on Distributions Reinvested	721	1,277	6,062	9,394	853	1,550
	Shares Redeemed	(2,343)	(5,614)	(17,559)	(32,539)	(3,993)	(7,472)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	326	7,911	11,519	20,959	(2,144)	3,191
	Investment Class:
	Shares Subscribed	—	—	349	8,779	—	325
	Shares Issued on Distributions Reinvested	—	—	400	1,391	—	2
	Shares Redeemed	—	—	(854)	(24,341)	(83)	(353)
	Net Increase (Decrease) in Investment Class Shares Outstanding	—	—	(105)	(14,171)	(83)	(26)
	Adviser Class:
	Shares Subscribed	139	174	953	2,508	270	471
	Shares Issued on Distributions Reinvested	23	55	340	545	15	36
	Shares Redeemed	(84)	(217)	(1,129)	(1,698)	(169)	(680)
	Net Increase (Decrease) in Adviser Class Shares Outstanding	78	12	164	1,355	116	(173)

@            Amount is less than $500.

†                  Capital share transactions prior to November 13, 2006 for the High Yield Portfolio have been restated to reflect the effect of a reverse stock split as described in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets

	Intermediate Duration		International Fixed Income		Investment Grade Fixed
	Portfolio		Portfolio		Income Portfolio
	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September	Ended March	September
	31, 2007	30,	31, 2007	30,	31, 2007	30,
	(unaudited)	2006	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,255	$10,730	$2,474	$3,120	$11,457	$18,318
Net Realized Gain (Loss)	275	(6,969)	453	2,075	6,393	4,974
Net Change in Unrealized Appreciation (Depreciation)	(53)	976	3,572	(3,592)	(4,813)	(4,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,477	4,737	6,499	1,603	13,037	18,828
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(257)	(349)	(4,284)	(6,814)	(16,569)	(24,331)
Net Realized Gain	—	—	(928)	(680)	—	(2,329)
Investment Class:
Net Investment Income	(4,008)	(10,127)	—	—	—	—
Adviser Class:
Net Investment Income	—	—	—	—	(22)	(54)
Net Realized Gain	—	—	—	—	—	(5)
Total Distributions	(4,265)	(10,476)	(5,212)	(7,494)	(16,591)	(26,719)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	32	1,777	29,699	96,944	63,703	155,208
Distributions Reinvested	206	292	4,988	7,288	16,019	25,701
Redeemed	(972)	(2,575)	(23,864)	(60,593)	(84,966)	(146,904)
Investment Class:
Subscribed	3,974	100,709	—	—	—	—
Distributions Reinvested	4,008	10,127	—	—	—	—
Redeemed	(7,938)	(273,807)	—	—	—	—
Adviser Class:
Subscribed	—	—	—	—	2	30
Distributions Reinvested	—	—	—	—	21	54
Redeemed	—	—	—	—	(106)	(464)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(690)	(163,477)	10,823	43,639	(5,327)	33,625
Redemption Fees	—	—	—	—	3	@—
Total Increase (Decrease) in Net Assets	(1,478)	(169,216)	12,110	37,748	(8,878)	25,734
Net Assets:
Beginning of Period	145,021	314,237	195,659	157,911	526,458	500,724
End of Period	$143,543	$145,021	$207,769	$195,659	$517,580	$526,458
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$112	$1,693	$(2,001)	$(191)	$(2,108)	$7,208

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets (cont’d)

		Intermediate Duration		International Fixed Income		Investment Grade Fixed
		Portfolio		Portfolio		Income Portfolio
		Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
		Ended March	September	Ended March	September	Ended March	September
		31, 2007	30,	31, 2007	30,	31, 2007	30,
		(unaudited)	2006	(unaudited)	2006	(unaudited)	2006
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	3	175	2,885	9,441	5,765	13,985
	Shares Issued on Distributions Reinvested	20	29	483	727	1,451	2,314
	Shares Redeemed	(96)	(255)	(2,311)	(5,863)	(7,650)	(13,186)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	(73)	(51)	1,057	4,305	(434)	3,113
	Investment Class:
	Shares Subscribed	394	9,961	—	—	—	—
	Shares Issued on Distributions Reinvested	398	1,006	—	—	—	—
	Shares Redeemed	(791)	(27,436)	—	—	—	—
	Net Increase (Decrease) in Investment Class Shares Outstanding	1	(16,469)	—	—	—	—
	Adviser Class:
	Shares Subscribed	—	—	—	—	#—	3
	Shares Issued on Distributions Reinvested	—	—	—	—	2	5
	Shares Redeemed	—	—	—	—	(9)	(43)
	Net Increase (Decrease) in Adviser Class Shares Outstanding	—	—	—	—	(7)	(35)

@            Amount is less than $500.

#                 Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets

			Long Duration
	Limited Duration		Fixed Income		Municipal
	Portfolio		Portfolio		Portfolio
	Six Months	Year Ended	Six Months	Period Ended	Six Months	Year Ended
	Ended March	September	Ended March	September	Ended March	September
	31, 2007	30,	31, 2007	30,	31, 2007	30,
	(unaudited)	2006	(unaudited)	2006^	(unaudited)	2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,959	$45,797	$596	$225	$12,759	$17,908
Net Realized Gain (Loss)	(2,726)	(6,573)	25	(2)	2,356	4,008
Net Change in Unrealized Appreciation (Depreciation)	3,818	4,691	(252)	978	(66)	9,926
Net Increase (Decrease) in Net Assets Resulting from Operations	27,051	43,915	369	1,201	15,049	31,842
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(29,974)	(44,031)	(510)	—	(13,976)	(21,892)
Net Realized Gain	—	—	(79)	—	—	—
Adviser Class:
Net Investment Income	—	—	(10)	—	—	—
Net Realized Gain	—	—	(2)	—	—	—
Total Distributions	(29,974)	(44,031)	(601)	—	(13,976)	(21,892)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	68,774	359,275	—	24,500	150,927	260,411
Distributions Reinvested	29,969	43,998	—	—	13,534	20,925
Redeemed	(110,361)	(395,146)	—	—	(50,842)	(138,164)
Adviser Class:
Subscribed	—	—	—	500	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(11,618)	8,127	—	25,000	113,619	143,172
Redemption Fees	—	—	—	—	@—	1
Total Increase (Decrease) in Net Assets	(14,541)	8,011	(232)	26,201	114,692	153,123
Net Assets:
Beginning of Period	1,077,967	1,069,956	26,201	—	662,162	509,039
End of Period	$1,063,426	$1,077,967	$25,969	$26,201	$776,854	$662,162
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$4,557	$8,572	$301	$225	$628	$2,523
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	6,679	34,896	—	2,450	11,747	20,547
Shares Issued on Distributions Reinvested	2,915	4,282	—	—	1,054	1,655
Shares Redeemed	(10,716)	(38,408)	—	—	(3,958)	(10,913)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(1,122)	770	—	2,450	8,843	11,289
Adviser Class:
Shares Subscribed	—	—	—	50	—	—
Net Increase (Decrease) in Adviser Class Shares Outstanding	—	—	—	50	—	—

^                  The Long Duration Fixed Income Portfolio commenced operations on July 21, 2006.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Cash Flows

For the Six Months Ended March 31, 2007

		Core	Core Plus
		Fixed	Fixed
	Balanced	Income	Income
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$66,712	$93,365	$1,070,110
Purchases of Investments	(52,225)	(95,282)	(1,112,254)
Proceeds from Sales of Delayed Delivery Commitments	23,511	29,892	499,064
Purchases of Delayed Delivery Commitments	(22,144)	(32,337)	(491,244)
Net (Increase) Decrease in Short-Term Investments	(418)	(1,654)	(84,928)
Net Realized Gain (Loss) on Foreign Currency Transactions	(12)	—	490
Net Realized Gain (Loss) on Futures Contracts	(63)	1,690	9,025
Net Realized Gain (Loss) on Swap Agreements	325	933	12,470
Net Investment Income	3,487	6,955	62,126
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	7	(141)	(632)
Net Increase (Decrease) in Payables Related to Operations	38	(9)	83
Accretion/Amortization of Discounts and Premiums	36	19	463
Net Cash Provided (Used) in Operating Activities	19,254	3,431	(35,557)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	33,432	22,295	276,090
Payment on Portfolio Shares Redeemed	(52,541)	(26,084)	(222,457)
Cash Dividends and Distributions Paid	(4)	(10)	(6,231)
Net Cash Provided (Used) by Financing Activities	(19,113)	(3,799)	47,402
Net Increase (Decrease) in Cash	141	(368)	11,845
Cash at Beginning of Period	83	341	1,561
Cash at End of Period	$224	$(27)	$13,406

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Cash Flows

For the Six Months Ended March 31, 2007

		Investment
	Intermediate	Grade Fixed	Limited
	Duration	Income	Duration
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$35,984	$171,091	$283,788
Purchases of Investments	(46,653)	(141,602)	(293,361)
Proceeds from Sales of Delayed Delivery Commitments	32,842	108,027	85,771
Purchases of Delayed Delivery Commitments	(25,601)	(114,146)	(78,633)
Net (Increase) Decrease in Short-Term Investments	4,409	(19,113)	19,317
Net Realized Gain (Loss) on Futures Contracts	381	2,783	(975)
Net Realized Gain (Loss) on Swap Agreements	6	2,912	(959)
Net Investment Income	3.,255	11,457	25,959
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	100	(178)	45
Net Increase (Decrease) in Payables Related to Operations	9	(9)	(68)
Accretion/Amortization of Discounts and Premiums	37	56	557
Net Cash Provided (Used) in Operating Activities	4,769	21,278	41,441
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	4,006	63,621	68,680
Payment on Portfolio Shares Redeemed	(8,839)	(85,047)	(110,449)
Cash Dividends and Distributions Paid	(51)	(551)	(5)
Net Cash Provided (Used) by Financing Activities	(4,884)	(21,977)	(41,774)
Net Increase (Decrease) in Cash	(115)	(699)	(333)
Cash at Beginning of Period	133	591	625
Cash at End of Period	$18	$(108)	$292

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Balanced Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$12.63		$11.95	$10.90	$10.15	$8.78	$10.60
Income (Loss) from Investment Operations
Net Investment Income†	0.15		0.25	0.24	0.18	0.21	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.78		0.72	1.09	0.78	1.47	(1.75)
Total from Investment Operations	0.93		0.97	1.33	0.96	1.68	(1.50)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.29)	(0.28)	(0.21)	(0.31)	(0.32)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$13.41		$12.63	$11.95	$10.90	$10.15	$8.78
Total Return	7.38	%‡	8.21%	12.33%	9.49%	19.48%	(14.60)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$267,834		$256,754	$236,730	$203,889	$262,960	$250,796
Ratio of Expenses to Average Net Assets	0.62	%*	0.60%	0.62%	0.62%	0.60%	0.59%
Ratio of Net Investment Income to Average Net Assets	2.26	%*	2.02%	2.11%	1.67%	2.17%	2.37%
Portfolio Turnover Rate^	27	%‡	71%	111%	208%	84%	133%

	Investment Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$12.61		$11.93	$10.89	$10.13	$8.76	$10.61
Income (Loss) from Investment Operations
Net Investment Income†	0.14		0.23	0.22	0.17	0.18	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.78		0.72	1.08	0.78	1.48	(1.78)
Total from Investment Operations	0.92		0.95	1.30	0.95	1.66	(1.55)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.27)	(0.26)	(0.19)	(0.29)	(0.30)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$13.39		$12.61	$11.93	$10.89	$10.13	$8.76
Total Return	7.32	%‡	8.07%	12.09%	9.43%	19.28%	(15.03)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,517		$4,102	$3,706	$3,117	$8,209	$4,925
Ratio of Expenses to Average Net Assets	0.77	%*	0.75%	0.77%	0.77%	0.75%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.10	%*	1.87%	1.95%	1.59%	2.02%	2.22%
Portfolio Turnover Rate^	27	%‡	71%	111%	208%	84%	133%

†                                          Per share amount is based on average shares outstanding.

††                                    Amount is less than $0.005 per share.

‡                                          Not Annualized

*                                         Annualized

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Balanced Portfolio

	Adviser Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$12.61		$11.93	$10.88	$10.13	$8.77	$10.57
Income (Loss) from Investment Operations
Net Investment Income†	0.14		0.22	0.22	0.15	0.18	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.76		0.72	1.08	0.78	1.46	(1.74)
Total from Investment Operations	0.90		0.94	1.30	0.93	1.64	(1.52)
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.26)	(0.25)	(0.18)	(0.28)	(0.28)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$13.38		$12.61	$11.93	$10.88	$10.13	$8.77
Total Return	7.18	%‡	7.96%	12.05%	9.27%	19.12%	(14.76)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,438		$36,870	$37,863	$57,322	$59,254	$51,761
Ratio of Expenses to Average Net Assets	0.87	%*	0.85%	0.87%	0.87%	0.85%	0.84%
Ratio of Net Investment Income to Average Net Assets	2.07	%*	1.77%	1.90%	1.42%	1.92%	2.12%
Portfolio Turnover Rate^	27	%‡	71%	111%	208%	84%	133%

†              Per share amount is based on average shares outstanding.

††            Amount is less than $0.005 per share.

‡              Not Annualized

*              Annualized

^              The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Equities Plus Portfolio

	Institutional Class
	Six Months Ended		April 26, 2006^
	March 31, 2007		to September
Selected Per Share Data and Ratios	(unaudited)		30, 2006

Net Asset Value, Beginning of Period	$10.22		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.34		0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.44		0.07
Total from Investment Operations	0.78		0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		—
Total from Investment Operations	(0.70)		(0.06)
Net Asset Value, End of Period	$10.30		$10.22
Total Return	7.63	%‡	2.93	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,059		$26,093
Ratio of Expenses to Average Net Assets (1)	0.60	%*	0.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	6.59	%*	4.97	%*
Portfolio Turnover Rate	19	%‡	9‡	%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.92	%*	1.06	%*
Net Investment Income (loss) to Average Net Assets	6.27	%*	4.53	%*

	Adviser Class
	Six Months Ended		April 26, 2006^
	March 31, 2007		to September
Selected Per Share Data and Ratios	(unaudited)		30, 2006

Net Asset Value, Beginning of Period	$10.22		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.33		0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.42		0.08
Total from Investment Operations	0.75		0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		—
Total from Investment Operations	(0.68)		(0.06)
Net Asset Value, End of Period	$10.29		$10.22
Total Return	7.61	%‡	2.79	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$515		$511
Ratio of Expenses to Average Net Assets (2)	0.85	%*	0.85	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	6.33	%*	4.71	%*
Portfolio Turnover Rate	19	%‡	9	%‡

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	1.17	%*	1.31	%*
Net Investment Income (loss) to Average Net Assets	6.01	%*	4.26	%*

^                                          Commencement of operations

†                                          Per share amount is based on average shares outstanding.

‡                                          Not annualized

*                                         Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Mid Cap Growth Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$25.21		$23.54	$18.52	$15.42	$11.65	$14.80
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.07		0.09	(0.03)	(0.04)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	2.92		1.58	5.05	3.14	3.82	(3.10)
Total from Investment Operations	2.99		1.67	5.02	3.10	3.77	(3.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		—	—	—	—	—
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$28.08		$25.21	$23.54	$18.52	$15.42	$11.65
Total Return	11.92%		7.05%#	27.11%	20.10%	32.36%	(21.28)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,241,855		$1,001,395	$755,313	$589,479	$559,760	$438,778
Ratio of Expenses to Average Net Assets	0.65	%*	0.63%	0.62%	0.63%	0.64%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.48	%*	0.37%	(0.12)%	(0.23)%	(0.37)%	(0.35)%
Portfolio Turnover Rate	35	%‡	65%	115%	147%	180%	221%

	Adviser Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$24.54		$22.97	$18.12	$15.13	$11.45	$14.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.03		0.03	(0.08)	(0.08)	(0.08)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	2.84		1.54	4.93	3.07	3.76	(3.05)
Total from Investment Operations	2.87		1.57	4.85	2.99	3.68	(3.14)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		—	—	—	—	—
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$27.36		$24.54	$22.97	$18.12	$15.13	$11.45
Total Return	11.76%		6.79%#	26.77%	19.76%	32.14%	(21.52)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,127,323		$1,020,611	$936,566	$728,058	$531,571	$386,206
Ratio of Expenses to Average Net Assets	0.90	%*	0.88%	0.87%	0.88%	0.89%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.23	%*	0.10%	(0.37)%	(0.48)%	(0.62)%	(0.60)%
Portfolio Turnover Rate	35	%‡	65%	115%	147%	180%	221%

†              Per share amount is based on average shares outstanding.

††            Amount is less than $0.005 per share.

‡              Not Annualized

*              Annualized

#              The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total returns for the Institutional and Adviser Classes would have been 7.09% and 6.84%, respectively.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

U.S. Mid Cap Value Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$29.09		$25.65	$21.13	$18.07	$13.50	$16.91
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.12		0.20	0.11	0.12	0.02	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	4.21		3.44	4.50	2.99	4.55	(3.38)
Total from Investment Operations	4.33		3.64	4.61	3.11	4.57	(3.39)
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.20)	(0.09)	(0.05)	—	(0.02)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$33.20		$29.09	$25.65	$21.13	$18.07	$13.50
Total Return	14.91	%‡	14.27%	21.86%	17.23%	33.85%	(20.09)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$137,977		$118,005	$128,084	$246,694	$441,775	$672,507
Ratio of Expenses to Average Net Assets	0.91	%*	0.90%	0.87%	0.90%	0.88%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.76	%*	0.74%	0.49%	0.57%	0.13%	(0.05)%
Portfolio Turnover Rate	41	%‡	66%	72%	146%	138%	145%

	Investment Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$28.94		$25.51	$21.00	$17.95	$13.43	$16.83
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.10		0.13	0.08	0.08	(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	4.17		3.46	4.47	2.99	4.53	(3.37)
Total from Investment Operations	4.27		3.59	4.55	3.07	4.52	(3.40)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.16)	(0.04)	(0.02)	—	—
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$33.05		$28.94	$25.51	$21.00	$17.95	$13.43
Total Return	14.82	%‡	14.10%	21.67%	17.09%	33.66%	(20.20)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,237		$2,588	$5,611	$8,886	$13,004	$33,100
Ratio of Expenses to Average Net Assets	1.06	%*	1.05%	1.02%	1.05%	1.03%	1.04%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.61	%*	0.50%	0.33%	0.42%	(0.02)%	(0.20)%
Portfolio Turnover Rate	41	%‡	66%	72%	146%	138%	145%

†                                          Per share amount is based on average shares outstanding.

††                                    Amount is less than $0.005 per share.

‡                                          Not Annualized

*                                         Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

U.S. Mid Cap Value Portfolio

	Adviser Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$28.94		$25.48	$20.99	$17.95	$13.44	$16.87
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.08		0.13	0.04	0.07	(0.02)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	4.19		3.43	4.47	2.97	4.53	(3.38)
Total from Investment Operations	4.27		3.56	4.51	3.04	4.51	(3.43)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.10)	(0.02)	(0.00)††	—	—
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$33.06		$28.94	$25.48	$20.99	$17.95	$13.44
Total Return	14.76	%‡	14.02%	21.52%	16.95%	33.56%	(20.33)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,171		$13,144	$25,943	$55,340	$84,733	$99,553
Ratio of Expenses to Average Net Assets	1.16	%*	1.15%	1.12%	1.15%	1.13%	1.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.52	%*	0.48%	0.18%	0.32%	(0.12)%	(0.30)%
Portfolio Turnover Rate	41	%‡	66%	72%	146%	138%	145%

†      Per share amount is based on average shares outstanding.

††    Amount is less than $0.005 per share.

‡      Not Annualized

*      Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

U.S. Small Cap Value Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$26.22		$24.41	$22.26	$18.19	$14.04	$15.16
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.03		0.09	0.30	0.04	0.03	0.06
Net Realized and Unrealized Gain (Loss) on Investments	4.12		3.04	3.93	4.06	4.18	(1.10)
Total from Investment Operations	4.15		3.13	4.23	4.10	4.21	(1.04)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.17)	(0.01)	(0.03)	(0.06)	(0.05)
Net Realized Gain	(2.90)		(1.15)	(2.07)	—	—	(0.03)
Total Distributions	(2.98)		(1.32)	(2.08)	(0.03)	(0.06)	(0.08)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$27.39		$26.22	$24.41	$22.26	$18.19	$14.04
Total Return	16.35	%‡	13.42%	19.83%	22.57%	30.09%	(6.97)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$813,358		$716,208	$355,671	$382,898	$536,620	$588,803
Ratio of Expenses to Average Net Assets	0.87	%*	0.81%	0.82%	0.90%	0.89%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25	%*	0.35%	1.29%	0.18%	0.21%	0.35%
Portfolio Turnover Rate	26	%‡	51%	61%	104%	159%	118%

	Adviser Class
	Six Months Ended		Year Ended September 30
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$26.09		$24.29	$22.20	$18.16	$14.01	$15.13
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00	††	0.02	0.24	(0.02)	(0.01)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	4.10		3.04	3.92	4.06	4.18	(1.11)
Total from Investment Operations	4.10		3.06	4.16	4.04	4.17	(1.09)
Distributions from and/or in Excess of:
							(0.00)
Net Investment Income	(0.02)		(0.11)	—	—	(0.02)††
Net Realized Gain	(2.90)		(1.15)	(2.07)	—	—	(0.03)
Total Distributions	(2.92)		(1.26)	(2.07)	—	(0.02)	(0.03)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$27.27		$26.09	$24.29	$22.20	$18.16	$14.01
Total Return	16.21	%‡	13.13%	19.49%	22.30%	29.76%	(7.22)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,531		$26,428	$25,860	$22,530	$64,391	$51,964
Ratio of Expenses to Average Net Assets	1.13	%*	1.06%	1.07%	1.15%	1.14%	1.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02	%*	0.08%	1.06%	(0.07)%	(0.04)%	0.10%
Portfolio Turnover Rate	26	%‡	51%	61%	104%	159%	118%

†      Per share amount is based on average shares outstanding.

††    Amount is less than $0.005 per share.

‡      Not annualized

*      Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Value Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$18.67		$17.89	$16.44	$13.64	$10.65	$13.80
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.17		0.37	0.33	0.27	0.19	0.16
Net Realized and Unrealized Gain (Loss) on Investments	1.19		2.11	1.40	2.79	2.99	(3.14)
Total from Investment Operations	1.36		2.48	1.73	3.06	3.18	(2.98)
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.38)	(0.28)	(0.26)	(0.19)	(0.17)
Net Realized Gain	(1.79)		(1.32)	—	—	—	—
Total Distributions	(2.01)		(1.70)	(0.28)	(0.26)	(0.19)	(0.17)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$18.02		$18.67	$17.89	$16.44	$13.64	$10.65
Total Return	7.44	%‡	14.68%	10.55%	22.56%	30.19%	(21.93)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$301,569		$307,331	$293,426	$275,494	$363,636	$456,996
Ratio of Expenses to Average Net Assets	0.65	%*	0.65%	0.60%	0.63%	0.63%	0.64%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.90	%*	2.07%	1.88%	1.75%	1.57%	1.09%
Portfolio Turnover Rate	19	%‡	26%	38%	95%	65%	42%

	Investment Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$18.69		$17.91	$16.46	$13.65	$10.65	$13.80
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.16		0.34	0.31	0.25	0.17	0.14
Net Realized and Unrealized Gain (Loss) on Investments	1.20		2.11	1.39	2.79	3.00	(3.15)
Total from Investment Operations	1.36		2.45	1.70	3.04	3.17	(3.01)
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.35)	(0.25)	(0.23)	(0.17)	(0.14)
Net Realized Gain	(1.79)		(1.32)	—	—	—	—
Total Distributions	(2.00)		(1.67)	(0.25)	(0.23)	(0.17)	(0.14)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$18.05		$18.69	$17.91	$16.46	$13.65	$10.65
Total Return	7.41	%‡	14.48%	10.38%	22.37%	30.06%	(22.06)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$79,262		$66,334	$58,236	$38,742	$26,169	$19,440
Ratio of Expenses to Average Net Assets	0.80	%*	0.80%	0.75%	0.78%	0.78%	0.79%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.74	%*	1.92%	1.73%	1.60%	1.42%	0.94%
Portfolio Turnover Rate	19	%‡	26%	38%	95%	65%	42%

†      Per share amount is based on average shares outstanding.

††    Amount is less than $0.005 per share.

‡      Not Annualized

*      Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Value Portfolio

	Adviser Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$18.64		$17.86	$16.42	$13.62	$10.63	$13.78
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.15		0.33	0.29	0.23	0.16	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.20		2.10	1.38	2.79	2.99	(3.14)
Total from Investment Operations	1.35		2.43	1.67	3.02	3.15	(3.02)
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.33)	(0.23)	(0.22)	(0.16)	(0.13)
Net Realized Gain	(1.79)		(1.32)	—	—	—	—
Total Distributions	(1.99)		(1.65)	(0.23)	(0.22)	(0.16)	(0.13)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$18.00		$18.64	$17.86	$16.42	$13.62	$10.63
Total Return	7.31	%‡	14.38%	10.24%	22.28%	29.87%	(22.17)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$209,670		$187,718	$1,113,274	$943,182	$622,230	$534,668
Ratio of Expenses to Average Net Assets	0.90	%*	0.87%	0.85%	0.88%	0.88%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.65	%*	1.84%	1.63%	1.50%	1.32%	0.84%
Portfolio Turnover Rate	19	%‡	26%	38%	95%	65%	42%

†      Per share amount is based on average shares outstanding.

††    Amount is less than $0.005 per share.

‡      Not Annualized

*      Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Core Fixed Income Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$10.80		$11.09	$11.26	$11.26	$11.46	$11.15
Income (Loss) from Investment Operations
Net Investment Income†	0.24		0.40	0.40	0.33	0.32	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.02		0.00 ††	0.07	0.14	0.19	0.42
Total from Investment Operations	0.26		0.40	0.47	0.47	0.51	0.86
Distributions from and/or in excess of:
Net Investment Income	(0.28)		(0.57)	(0.45)	(0.47)	(0.51)	(0.55)
Net Realized Gain	—		(0.12)	(0.19)	—	(0.20)	—
Total Distributions	(0.28)		(0.69)	(0.64)	(0.47)	(0.71)	(0.55)
Redemption Fees	0.00	††	0.00 ††	—.	—	—	—
Net Asset Value, End of Period	$10.78		$10.80	$11.09	$11.26	$11.26	$11.46
Total Return	2.51	%‡	3.79%	4.35%	4.33%	4.61%	7.98%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$303,098		$299,997	$220,350	$226,555	$320,036	$310,546
Ratio of Expenses to Average Net Assets (1)	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets (1)	4.48	%*	3.71%	3.62%	2.94%	2.82%	3.89%
Portfolio Turnover Rate^	48	%‡	139%	236%	371%	109%	86%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.56	%*	0.56%	0.53%	0.52%	0.51%	0.53%
Net Investment Income to Average Net Assets	4.42	%*	3.65%	3.59%	2.92%	2.81%	3.86%

†      Per share amount is based on average shares outstanding.

††    Amount is less than $0.005 per share.

‡      Not Annualized

*      Annualized

^      The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Core Fixed Income Portfolio

	Adviser Class
	Six Months Ended		Year Ended September 30,
Selected Per Share Data and Ratios	March 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$10.74		$11.03	$11.21	$11.22	$11.42	$11.10
Income (Loss) from Investment Operations
Net Investment Income†	0.23		0.37	0.37	0.30	0.29	0.41
Net Realized and Unrealized Gain (Loss) on Investments	0.01		0.01	0.06	0.14	0.19	0.43
Total from Investment Operations	0.24		0.38	0.43	0.44	0.48	0.84
Distributions from and/or in excess of:
Net Investment Income	(0.26)		(0.55)	(0.42)	(0.45)	(0.48)	(0.52)
Net Realized Gain	—		(0.12)	(0.19)	0.00	(0.20)	—
Total Distributions	(0.26)		(0.67)	(0.61)	(0.45)	(0.68)	(0.52)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$10.72		$10.74	$11.03	$11.21	$11.22	$11.42
Total Return	2.31	%‡	3.55%	4.01%	4.12%	4.28%	7.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,638		$9,812	$9,954	$9,564	$10,585	$9,054
Ratio of Expenses to Average Net Assets (1)	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets (1)	4.24	%*	3.43%	3.37%	2.69%	2.57%	3.64%
Portfolio Turnover Rate^	48	%‡	139%	236%	371%	109%	86%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.81	%*	0.81%	0.78%	0.77%	0.76%	0.78%
Net Investment Income to Average Net Assets	4.18	%*	3.37%	3.34%	2.67%	2.56%	3.61%

†      Per share amount is based on average shares outstanding.

††    Amount is less than $0.005 per share.

‡      Not Annualized

*      Annualized

^      The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio for securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Core Plus Fixed Income Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$11.52		$11.69	$11.69	$11.71	$11.82	$11.84
Income (Loss) from Investment Operations
Net Investment Income†	0.27		0.48	0.47	0.38	0.40	0.55
Net Realized and Unrealized Gain (Loss) onInvestments	0.05		(0.02)	0.08	0.17	0.31	0.17
Total from Investment Operations	0.32		0.46	0.55	0.55	0.71	0.72
Distributions from and/or in Excess of:
Net Investment Income	(0.37)		(0.63)	(0.55)	(0.57)	(0.67)	(0.74)
Net Realized Gain	—		—	—	—	(0.15)	—
Total Distributions	(0.37)		(0.63)	(0.55)	(0.57)	(0.82)	(0.74)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$11.47		$11.52	$11.69	$11.69	$11.71	$11.82
Total Return	2.83	%‡	4.13%	4.84%	4.80%	6.24%	6.30%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,435,542		$2,314,052	$2,102,609	$2,120,149	$2,600,453	$3,883,346
Ratio of Expenses to Average Net Assets	0.45	%*	0.44%	0.45%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.74	%*	4.24%	4.04%	3.29%	3.39%	4.69%
Portfolio Turnover Rate^	69	%‡	142%	180%	334%	92%	110%

	Investment Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$11.52		$11.68	$11.69	$11.71	$11.81	$11.84
Income (Loss) from Investment Operations
Net Investment Income†	0.26		0.45	0.45	0.36	0.37	0.53
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.00)††	0.07	0.17	0.33	0.16
Total from Investment Operations	0.30		0.45	0.52	0.53	0.70	0.69
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.61)	(0.53)	(0.55)	(0.65)	(0.72)
Net Realized Gain	—		—	—	—	(0.15)	—
Total Distributions	(0.36)		(0.61)	(0.53)	(0.55)	(0.80)	(0.72)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$11.46		$11.52	$11.68	$11.69	$11.71	$11.81
Total Return	2.76	%‡	4.04%	4.61%	4.73%	6.07%	6.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$141,140		$142,990	$310,592	$146,146	$114,509	$83,308
Ratio of Expenses to Average Net Assets	0.60	%*	0.59%	0.60%	0.65%	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets	4.64	%*	3.96%	3.89%	3.14%	3.24%	4.54%
Portfolio Turnover Rate^	69	%‡	142%	180%	334%	92%	110%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized
*	Annualized
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Core Plus Fixed Income Portfolio

	Adviser Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$11.50		$11.67	$11.68	$11.70	$11.81	$11.83
Income (Loss) from Investment Operations
Net Investment Income†	0.25		0.46	0.44	0.35	0.36	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.05		(0.03)	0.07	0.17	0.32	0.15
Total from Investment Operations	0.30		0.43	0.51	0.52	0.68	0.67
Distributions from and/or in Excess of:
Net Investment Income	(0.35)		(0.60)	(0.52)	(0.54)	(0.64)	(0.69)
Net Realized Gain	—		—	—	—	(0.15)	—
Total Distributions	(0.35)		(0.60)	(0.52)	(0.54)	(0.79)	(0.69)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$11.45		$11.50	$11.67	$11.68	$11.70	$11.81
Total Return	2.62	%‡	3.97%	4.49%	4.57%	5.99%	6.01%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$127,972		$126,683	$112,716	$114,841	$211,260	$200,034
Ratio of Expenses to Average Net Assets	0.70	%*	0.69%	0.70%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	4.49	%*	4.00%	3.79%	3.04%	3.14%	4.44%
Portfolio Turnover Rate^	69	%‡	142%	180%	334%	92%	110%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized
*	Annualized
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

High Yield Portfolio

	Institutional Class^
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.60		$10.80	$11.18	$10.60	$8.82	$11.50
Income (Loss) from Investment Operations
Net Investment Income†	0.39		0.76	0.80	0.84	0.86	1.08
Net Realized and Unrealized Gain (Loss) on Investments	0.13		(0.16)	(0.30)	0.40	1.54	(2.32)
Total from Investment Operations	0.52		0.60	0.50	1.24	2.40	(1.24)
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.80)	(0.88)	(0.66)	(0.62)	(1.44)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$10.76		$10.60	$10.80	$11.18	$10.60	$8.82
Total Return	5.76	%‡	6.03%	4.63%	12.11%	28.68%	(12.33)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$206,406		$226,162	$195,880	$314,440	$330,990	$366,956
Ratio of Expenses to Average Net Assets	0.71	%*	0.61%	0.62%	0.61%	0.61%	0.59%
Ratio of Net Investment Income to Average Net Assets	7.27	%*	7.23%	7.37%	7.70%	9.05%	10.13%
Portfolio Turnover Rate	22	%‡	58%	55%	89%	97%	79%

	Investment Class^
	Six Months Ended		Year Ended September 30,
	March 31, 2007**		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.84		$10.90	$11.24	$10.62	$8.82	$11.50
Income (Loss) from Investment Operations
Net Investment Income†	0.00	††	0.76	0.80	0.82	0.90	1.06
Net Realized and Unrealized Gain (Loss) on Investments	0.00	††	(0.16)	(0.32)	0.42	1.52	(2.32)
Total from Investment Operations	0.00	††	0.60	0.48	1.24	2.42	(1.26)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.66)	(0.82)	(0.62)	(0.62)	(1.42)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$10.84		$10.84	$10.90	$11.24	$10.62	$8.82
Total Return	0.00	%‡	5.92%	4.43%	12.07%	28.69%	(12.54)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$—		$896	$1,192	$1,129	$1,329	$6,890
Ratio of Expenses to Average Net Assets	0.68	%*	0.76%	0.77%	0.76%	0.76%	0.74%
Ratio of Net Investment Income to Average Net Assets	6.52	%*	7.10%	7.20%	7.55%	8.90%	9.98%
Portfolio Turnover Rate	22	%‡	58%	55%	89%	97%	79%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized
*	Annualized
**	On October 3, 2006, the Investment Class was fully liquidated, however, this Class is still active.
^

On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

High Yield Portfolio

	Adviser Class^
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.64		$10.84	$11.20	$10.62	$8.80	$11.44
Income (Loss) from Investment Operations
Net Investment Income†	0.38		0.74	0.78	0.80	0.84	1.08
Net Realized and Unrealized Gain (Loss) on Investments	0.13		(0.18)	(0.28)	0.42	1.56	(2.30)
Total from Investment Operations	0.51		0.56	0.50	1.22	2.40	(1.22)
Distributions from and/or in Excess of:
Net Investment Income	(0.35)		(0.76)	(0.86)	(0.64)	(0.58)	(1.42)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$10.80		$10.64	$10.84	$11.20	$10.62	$8.80
Total Return	5.79	%‡	5.51%	4.52%	11.86%	28.54%	(12.24)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,716		$4,391	$6,349	$17,923	$13,936	$13,178
Ratio of Expenses to Average Net Assets	0.96	%*	0.86%	0.87%	0.86%	0.86%	0.84%
Ratio of Net Investment Income to Average Net Assets	7.04	%*	7.00%	7.11%	7.45%	8.80%	9.88%
Portfolio Turnover Rate	22	%‡	58%	55%	89%	97%	79%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized
*	Annualized
^

On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Intermediate Duration Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.17		$10.22	$10.40	$10.49	$10.71	$10.37
Income (Loss) from Investment Operations
Net Investment Income†	0.23		0.42	0.37	0.32	0.28	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.01		(0.08)	(0.16)	(0.01)	0.14	0.43
Total from Investment Operations	0.24		0.34	0.21	0.31	0.42	0.82
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.39)	(0.36)	(0.40)	(0.36)	(0.48)
Net Realized Gain	—		—	(0.03)	—	(0.28)	—
Total Distributions	(0.30)		(0.39)	(0.39)	(0.40)	(0.64)	(0.48)
Net Asset Value, End of Period	$10.11		$10.17	$10.22	$10.40	$10.49	$10.71
Total Return	2.50	%‡	3.33%	2.22%	3.06%	4.12%	8.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,042		$8,823	$9,393	$18,828	$23,991	$63,912
Ratio of Expenses to Average Net Assets	0.56	%*	0.50%	0.50%	0.53%	0.54%	0.54%
Ratio of Net Investment Income to Average Net Assets	4.60	%*	4.20%	3.59%	3.07%	2.63%	3.73%
Portfolio Turnover Rate^	55	%‡	70%	146%	211%	89%	61%

	Institutional Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.13		$10.19	$10.37	$10.46	$10.68	$10.35
Income (Loss) from Investment Operations
Net Investment Income†	0.22		0.39	0.33	0.30	0.26	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.02		(0.07)	(0.13)	(0.01)	0.15	0.43
Total from Investment Operations	0.24		0.32	0.20	0.29	0.41	0.80
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.38)	(0.35)	(0.38)	(0.35)	(0.47)
Net Realized Gain	—		—	(0.03)	—	(0.28)	—
Total Distributions	(0.29)		(0.38)	(0.38)	(0.38)	(0.63)	(0.47)
Net Asset Value, End of Period	$10.08		$10.13	$10.19	$10.37	$10.46	$10.68
Total Return	2.44	%‡	3.19%	1.99%	2.86%	3.97%	8.02%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$135,501		$136,198	$304,844	$138,813	$99,441	$58,092
Ratio of Expenses to Average Net Assets	0.71	%*	0.65%	0.65%	0.68%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	4.47	%*	3.87%	3.22%	2.92%	2.48%	3.58%
Portfolio Turnover Rate^	55	%‡	70%	146%	211%	89%	61%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized
*	Annualized
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

International Fixed Income Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.35		$10.81	$11.24	$11.92	$9.88	$8.96
Income (Loss) from Investment Operations
Net Investment Income	0.13†		0.21†	0.25†	0.28†	0.38†	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.19		(0.11)	0.01	0.63	1.66	0.53
Total from Investment Operations	0.32		0.10	0.26	0.91	2.04	0.92
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.51)	(0.69)	(1.59)	—	—
Net Realized Gain	(0.05)		(0.05)	—	—	—	—
Total Distributions	(0.27)		(0.56)	(0.69)	(1.59)	—	—
Net Asset Value, End of Period	$10.40		$10.35	$10.81	$11.24	$11.92	$9.88
Total Return	3.21	%‡	1.12%	1.81%	7.95%	20.65%	10.27%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$207,769		$195,659	$157,911	$154,111	$114,932	$94,474
Ratio of Expenses to Average Net Assets	0.63	%*	0.60%	0.55%	0.56%	0.56%	0.60%
Ratio of Net Investment Income to Average Net Assets	2.44	%*	2.02%	2.17%	2.52%	3.51%	3.44%
Portfolio Turnover Rate	27	%‡	69%	38%	15%	41%	38%

†	Per share amount is based on average shares outstanding.
‡	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Investment Grade Fixed Income Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$11.22		$11.42	$11.57	$11.54	$11.57	$11.32
Income (Loss) from Investment Operations
Net Investment Income†	0.24		0.41	0.42	0.34	0.34	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.00)††	0.06	0.14	0.23	0.39
Total from Investment Operations	0.28		0.41	0.48	0.48	0.57	0.86
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.56)	(0.49)	(0.45)	(0.55)	(0.61)
Net Realized Gain	—		(0.05)	(0.14)	—	(0.05)	—
Total Distributions	(0.36)		(0.61)	(0.63)	(0.45)	(0.60)	(0.61)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$11.14		$11.22	$11.42	$11.57	$11.54	$11.57
Total Return	2.55	%‡	3.65%	4.39%	4.36%	4.36%	7.93%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$516,889		$525,680	$499,534	$527,837	$569,593	$556,252
Ratio of Expenses to Average Net Assets	0.51	%*	0.50%	0.50%	0.50%	0.51%	0.51%
Ratio of Net Investment Income to Average Net Assets	4.41	%*	3.66%	3.67%	2.94%	2.96%	4.15%
Portfolio Turnover Rate^	51	%‡	154%	240%	332%	81%	93%

	Adviser Class
							May 20,
	Six Months Ended						2002** to
	March 31, 2007		Year Ended September 30,				September
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	30, 2002
Net Asset Value, Beginning of Period	$11.21		$11.42	$11.56	$11.53	$11.57	$11.18
Income (Loss) from Investment Operations
Net Investment Income†	0.24		0.39	0.41	0.32	0.32	0.34
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.01)	0.06	0.14	0.22	0.15
Total from Investment Operations	0.27		0.38	0.47	0.46	0.54	0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.35)		(0.54)	(0.47)	(0.43)	(0.53)	(0.10)
Net Realized Gain	—		(0.05)	(0.14)	—	(0.05)	—
Total Distributions	(0.35)		(0.59)	(0.61)	(0.43)	(0.58)	(0.10)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$11.13		$11.21	$11.42	$11.56	$11.53	$11.57
Total Return	2.38	‡%	3.59%	4.23. %	4.10%	4.87%	4.40	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$691		$778	$1,190	$1,400	$1,581	$1,714
Ratio of Expenses to Average Net Assets (1)	0.66	%*	0.65%	0.65%	0.65%	0.66%	0.66	%*
Ratio of Net Investment Income to Average Net Assets (1)	4.28	%*	3.46%	3.55%	2.79%	2.81%	4.00	%*
Portfolio Turnover Rate^	51	‡%	154%	240%	332%	81%	93%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Distributor:
Expenses to Average Net Assets	0.76	%*	0.75%	0.75%	0.75%	0.76%	0.76	%*
Net Investment Income to Average Net Assets	4.18	%*	3.36%	3.45%	2.69%	2.71%	3.90	%*

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not annualized
*	Annualized
**	Initial offering of Adviser Class shares.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Limited Duration Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.34		$10.34	$10.50	$10.65	$10.69	$10.59
Income (Loss) from Investment Operations
Net Investment Income	0.25	†	0.41 †	0.30 †	0.25 †	0.23 †	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.01		(0.02)	(0.15)	(0.10)	0.05	0.14
Total from Investment Operations	0.26		0.39	0.15	0.15	0.28	0.53
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.39)	(0.31)	(0.28)	(0.27)	(0.43)
Net Realized Gain	—		—	—	(0.02)	(0.05)	—
Total Distributions	(0.29)		(0.39)	(0.31)	(0.30)	(0.32)	(0.43)
Net Asset Value, End of Period	$10.31		$10.34	$10.34	$10.50	$10.65	$10.69
Total Return	2.54	‡%	3.88%	1.44%	1.47%	2.65%	5.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,063,426		$1,077,967	$1,069,956	$957,367	$622,801	$429,937
Ratio of Expenses to Average Net Assets	0.46	%*	0.42%	0.42%	0.42%	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	4.86	%*	3.96%	2.92%	2.36%	2.17%	3.45%
Portfolio Turnover Rate^	35	%‡	64%	66%	135%	68%	72%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized
*	Annualized
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Long Duration Fixed Income Portfolio

	Institutional Class
	Six Months		Period From
	Ended		July 21, 2006^
	March 31, 2007		to September
Selected Per Share Data and Ratios	(unaudited)		30, 2006
Net Asset Value, Beginning of Period	$10.48		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.24		0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		0.39
Total from Investment Operations	0.15		0.48
Distributions from and/or in excess of:
Net Investment Income	(0.21)		—
Net Realized Gain	(0.03)		—
Total Distributions	(0.24)		—
Net Asset Value, End of Period	$10.39		$10.48
Total Return	1.44	%‡	4.80	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,450		$25,677
Ratio of Expenses to Average Net Assets (1)	0.50	%*	0.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.60	%*	4.66	%*
Portfolio Turnover Rate	6	%‡	7	%‡

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.80	%*	1.52	%*
Net Investment Income (Loss) to Average Net Assets	4.30	%*	3.64	%*

	Adviser Class
	Six Months		Period From
	Ended		July 21, 2006^
	March 31, 2007		to September
Selected Per Share Data and Ratios	(unaudited)		30, 2006
Net Asset Value, Beginning of Period	$10.48		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.23		0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		0.39
Total from Investment Operations	0.13		0.48
Distributions from and/or in excess of:
Net Investment Income	(0.20)		—
Net Realized Gain	(0.03)		—
Total Distributions	(0.23)		—
Net Asset Value, End of Period	$10.38		$10.48
Total Return	1.23	%‡	4.80	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$519		$524
Ratio of Expenses to Average Net Assets (2)	0.75	%*	0.75	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	4.35	%*	4.40	%*
Portfolio Turnover Rate	6	%‡	7	%‡

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	1.05	%*	1.77	%*
Net Investment Income (Loss) to Average Net Assets	4.05	%*	3.39	%*

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
‡	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Municipal Portfolio

	Institutional Class
	Six Months Ended		Year Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$12.86		$12.66	$12.66	$12.53	$12.49	$12.14
Income (Loss) from Investment Operations
Net Investment Income	0.23	†	0.39 †	0.40 †	0.38 †	0.50 †	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.04		0.29	0.02	0.14	(0.01)	0.39
Total from Investment Operations	0.27		0.68	0.42	0.52	0.49	0.86
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.48)	(0.42)	(0.39)	(0.45)	(0.51)
Redemption Fees	0.00	††	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$12.88		$12.86	$12.66	$12.66	$12.53	$12.49
Total Return	2.14	%‡	5.53%	3.38%	4.02%	4.19%	7.27%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$776,854		$662,162	$509,039	$368,686	$313,999	$245,257
Ratio of Expenses to Average Net Assets (1)	0.49	%*	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets (1)	3.56	%*	3.09%	3.12%	3.01%	4.01%	3.70%
Portfolio Turnover Rate^	14	%‡	43%	34%	105%	47%	72%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	N/A	0.51%	0.51%	0.52%
Net Investment Income to Average Net Assets	N/A	N/A	N/A	3.00%	4.00%	4.14%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized
*	Annualized
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Fund is comprised of eighteen active portfolios. The accompanying financial statements and financial highlights are those of the Balanced, Equities Plus, Mid Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios, all of which except the International Fixed Income Portfolio are considered diversified for purposes of the 1940 Act (each referred to as a “Portfolio”). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios — Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D.

A. Significant Accounting Policies. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.               Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.               Repurchase Agreements: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

is covered by the same collateral requirements as discussed above.

3.               Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statements of Assets & Liabilities. Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets & Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.               Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5.               Swap Agreements: Each Portfolio (other than the Mid Cap Growth Portfolio) may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counter-party to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets & Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities.  Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statements of Operations as an adjustment to interest income. The monumentalized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the coun-terparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statements of Assets & Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets & Liabilities.

6.               Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7.               Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

8.               Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Core Fixed Income and Long Duration Fixed Income Portfolios) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates and, in certain situations, to gain exposure to foreign currencies. Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Certain Portfolios’ net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

9.             Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

10.         Redemption Fees: Shares of the Balanced, Equities Plus, Mid Cap Growth, U.S. Mid Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios redeemed within seven days (30 days with respect to the U.S. Small Cap Value, High Yield and International Fixed Income Portfolios) of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect each Portfolio and its shareholders from the effects of short-term trading. These fees, if any, are included on the Statements of Changes in Net Assets.

11.         New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its next semi annual report. The impact to the Portfolios’ financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolios’ financial statement disclosures.

12.         Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis.

Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

B. Investment Advisory Fees.  Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on the annual percentage rate listed below, to each Portfolio’s average daily net assets for the quarter.

Annual Investment
Portfolio	Advisory Fee
Balanced	0.450%
Equities Plus	0.375%
Mid Cap Growth	0.500%
U.S. Mid Cap Value	0.720% first $1 billion
0.650% over $1 billion
U.S. Small Cap Value	0.670% first $500 million
0.645% next $500 million
0.620% over $1 billion
Value	0.500% first $1 billion
0.450% next $1 billion
0.400% next $1 billion
0.350% over $3 billion
Core Fixed Income	0.375%
Core Plus Fixed Income	0.375% first $1 billion
0.300% over $1 billion
High Yield	0.420% first $500 million
0.345% next $250 million
0.295% next $250 million
0.270% next $1 billion
0.245% next $1 billion
0.220% over $3 billion
Intermediate Duration	0.375%
International Fixed Income	0.375%
Investment Grade Fixed Income	0.375%
Limited Duration	0.300%
Long Duration Fixed Income	0.375%
Municipal	0.375%

With respect to certain portfolios, the Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, so that annual operating expenses will not exceed voluntary expense limitations established for each class of shares as presented in the table below.

Voluntary Expense Limitations
	Institutional	Investment	Adviser
Portfolio	Class	Class	Class
Balanced	—%	—%	—%
Equities Plus	0.600	—	0.850
Mid Cap Growth	—	—	—
U.S. Mid Cap Value	—	—	—
U.S. Small Cap Value	—	—	—
Value	—	—	—
Core Fixed Income	0.500	0.500	0.750
Core Plus Fixed Income	—	—	—

Voluntary Expense Limitations
	Institutional	Investment	Adviser
Portfolio	Class	Class	Class
High Yield	—%	—%	—%
Intermediate Duration	—	—	—
International Fixed Income	—	—	—
Investment Grade Fixed Income	—	—	—
Limited Duration	—	—	—
Long Duration Fixed Income	0.500	—	0.750
Municipal	0.500	—	—

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the International Fixed Income Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolio, makes certain day-today investment decisions for the Portfolio and places certain of the Portfolio’s purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees.  MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution and Shareholder Servicing Fees. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides certain classes of shares in each Portfolio with distribution and shareholder services, and receives fees in connection with these services, pursuant to a Distribution Plan and a Shareholder Service Plan (the “Plans”) in accordance with Rule 12b-1 under the 1940 Act.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to compensate the Distributor for distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of up to 0.25% of aver-

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

age daily net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average daily net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Adviser Class Shares’ average daily net assets for the Investment Grade Fixed Income Portfolio.

E. Custodian Fees.  JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Transfer Agency Fees.  JPMIS serves as transfer agent to the Fund pursuant to a Transfer Agency Agreement.

G. Portfolio Investment Activity.

1.          Purchases and Sales of Securities: For the six months ended March 31, 2007, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)
Balanced	$76,824	$93,089
Equities Plus	$5,497	$4,726
Mid Cap Growth	851,914	753,780
U.S. Mid Cap Value	64,394	57,362
U.S. Small Cap Value	201,805	233,940
Value	106,307	106,069
Core Fixed Income	133,163	98,310
Core Plus Fixed Income	1,760,916	1,346,526
High Yield	41,943	52,422
Intermediate Duration	84,110	73,823
International Fixed Income	59,003	43,145
Investment Grade Fixed Income	259,976	215,476
Limited Duration	388,054	375,703
Long Duration Fixed Income	2,025	234
Municipal	257,063	102,338

For the six months ended March 31, 2007, purchases and sales of long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)
Balanced	$146	$150
Core Fixed Income	—	34,510
Core Plus Fixed Income	6,738	360,972
High Yield	5,214	21,163
International Fixed Income	—	6,999
Investment Grade Fixed Income	—	74,881
Long Duration Fixed Income	—	1,198

2.          Transactions with Affiliates: During the six months ended March 31, 2007, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/ dealer.

Broker
Commissions
Portfolio	(000)
Mid Cap Growth	$1
U.S. Mid Cap Value	3
U.S. Small Cap Value	1
Value	4

3. Swap Agreements:  At March 31, 2007, the following Portfolios had open Swap Agreements:

					Net
					Unrealized
	Termina-	Notional			Appreciation
	tion	Amount			(Depreciation)
Counterparty	Date	(000)	Type Pay	Receive	(000)
Balanced Portfolio
Bank of America	3/20/12	$220	CDS fixed rate of 1.19%	upon the occurrence of a negative credit event(7)	$(2)
Citigroup	3/20/12	225	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
	3/20/12	430	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
	5/15/21	290	ZCS at maturity	compounded 3 month LIBOR less 7.50 bps	(6)
	5/15/21	310	ZCS at maturity	compounded 3 month LIBOR less 7.75 bps	(5)
	5/15/21	320	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	(7)
	5/15/21	400	ZCS at maturity	compounded 3 month LIBOR less 7.50 bps	(7)
	5/15/21	400	ZCS at maturity	compounded 3 month LIBOR less 7.50 bps	(6)

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

					Net
					Unrealized
	Termina-	Notional			Appreciation
	tion	Amount			(Depreciation)
Counterparty	Date	(000)	Type Pay	Receive	(000)
Balanced Portfolio (cont’d)
	5/15/21	$575	ZCS at maturity	compounded 3 month LIBOR less 4.50 bps	$4
	5/15/21	575	ZCS at maturity	compounded 3 month LIBOR less 3.00 bps	21
	5/15/21	1,000	ZCS at maturity	compounded 3 month LIBOR less 7.50 bps	(19)
	5/15/21	1,150	ZCS at maturity	compounded 3 month LIBOR less 3.75 bps	2
	5/15/21	2,500	ZCS at maturity	compounded 3 month LIBOR less 8 bps	(40)

Credit Suisse First Boston	5/15/21	1,725	ZCS at maturity	compounded 3 month LIBOR	(1)
Goldman Sachs	6/20/11	1,400	CDS fixed rate of 0.75%	upon the occurrence of a negative credit event(3)	1

	12/20/11	120	CDS fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	1
	12/20/11	250	CDS fixed rate of 0.157%	upon the occurrence of a negative credit event(13)	3
	12/20/11	1,450	CDS fixed rate of 0.75%	upon the occurrence of a negative credit event(5)	6
	3/20/12	370	CDS fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	1
	3/20/12	185	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
Lehman Brothers	12/20/11	175	CDS fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	2
	12/20/11	370	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	1
	12/20/11	350	CDS fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
	3/20/12	185	CDS upon the occurrence of a negative credit event(8)	fixed rate of 0.60%	(1)
	3/20/17	175	CDS upon the occurrence of a negative credit event(11)	fixed rate of 2.20%	@—
					(52)
Equities Plus
Goldman Sachs	6/20/07	65	CDS upon the occurrence of a negative credit event(4)	fixed rate of 2.90%	@—
	6/20/11	65	CDS upon the occurrence of a negative credit event(17)	fixed rate of 3.08%	3
	12/20/11	50	CDS fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	1
	12/20/11	100	CDS fixed rate of 0.157%	upon the occurrence of a negative credit event(13)	1
	3/20/12	70	CDS fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	@—
	3/20/17	65	CDS upon the occurrence of a negative credit event(8)	fixed rate of 0.57%	@—
	3/20/17	65	CDS upon the occurrence of a negative credit event(9)	fixed rate of 2.00%	(1)
	3/20/12	65	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
	3/20/12	70	CDS fixed rate of 0.44%	upon the occurrence of a negative credit event(2)	@—
JPMorgan Chase	12/20/11	70	CDS fixed rate of 0.19%	upon the occurrence of a negative credit event(12)	1
	12/20/11	140	CDS fixed rate of 0.20%	upon the occurrence of a negative credit event(18)	—
Lehman Brothers	12/20/11	70	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	@—
	12/20/11	140	CDS fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
					5

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

					Net
					Unrealized
	Termina-	Notional			Appreciation
	tion	Amount			(Depreciation)
Counterparty	Date	(000)	Type Pay	Receive	(000)
Core Fixed Income Portfolio
Bank of America	5/15/21	$8,300	ZCS at maturity	compounded 3 month LIBOR	$(140)
Citigroup	3/20/12	500	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
	3/20/12	1,000	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	1
	5/15/21	2,200	ZCS at maturity	compounded 3 month LIBOR less 3.0 bps	81
	5/15/21	4,350	ZCS at maturity	compounded 3 month LIBOR less 3.75 bps	8
	5/15/21	2,175	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	14
	5/15/21	6,750	ZCS at maturity	compounded 3 month LIBOR less 4.5bps	312
	5/15/21	1,190	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	(25)
	5/15/21	4,500	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(86)
	5/15/21	1,090	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(22)
	5/15/21	1,500	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(25)
	5/15/21	1,500	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(23)
	5/15/21	1,150	ZCS at maturity	compounded 3 month LIBOR less 7.75 bps	(20)
	5/15/21	2,000	ZCS at maturity	compounded 3 month LIBOR less 8.0 bps	(32)
Goldman Sachs	12/20/11	510	CDS fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	6
	12/20/11	1,050	CDS fixed rate of 0.157%	upon the occurrence of a negative credit event(13)	11
	3/20/12	1,550	CDS fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	2
	3/20/12	780	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
	2/15/21	500	ZCS at maturity	compounded 3 month LIBOR	1
JPMorgan Chase	3/20/11	1,300	CDS fixed rate of 0.65%	upon the occurrence of a negative credit event(1)	(22)
	3/20/11	800	CDS upon the occurrence of a negative credit event(11)	fixed rate of 2.20%	@—
Lehman Brothers	12/20/11	800	CDS fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	11
	12/20/11	1,600	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	5
	12/20/11	1,600	CDS fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
	3/20/12	790	CDS upon the occurrence of a negative credit event(8)	fixed rate of 0.60%	(3)
					54
Core Plus Fixed Income Portfolio
Bank of America	3/20/12	7,950	CDS fixed rate of 1.19%	upon the occurrence of a negative credit event(7)	(69)
Citigroup	3/20/12	8,000	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	7
	5/15/21	9,500	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(190)
	5/15/21	9,700	ZCS at maturity	compounded 3 month LIBOR less 7.75 bps	(168)
	5/15/21	10,000	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(192)
	5/15/21	10,440	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	(216)
	5/15/21	16,000	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	739
	5/15/21	23,100	ZCS at maturity	compounded 3 month LIBOR less 3.0 bps	847
	5/15/21	23,150	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	150
	5/15/21	46,300	ZCS at maturity	compounded 3 month LIBOR less 3.75 bps	85
	11/15/21	23,150	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	(33)
	11/15/21	23,150	ZCS at maturity	compounded 3 month LIBOR less 4.25 bps	(40)
Credit Suisse First Boston	5/15/21	23,100	ZCS at maturity	compounded 3 month LIBOR	462
	5/15/21	69,450	ZCS at maturity	compounded 3 month LIBOR	(558)
Goldman Sachs	3/20/11	7,700	CDS fixed rate of 0.80%	upon the occurrence of a negative credit event(2)	(88)
	6/20/11	50,500	CDS fixed rate of 0.75%	upon the occurrence of a negative credit event(3)	52

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

					Net
					Unrealized
	Termina-	Notional			Appreciation
	tion	Amount			(Depreciation)
Counterparty	Date	(000)	Type Pay	Receive	(000)
Core Plus Fixed Income Portfolio (cont’d)

	12/20/11	$4,240	CDS fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	$48
	12/20/11	8,800	CDS fixed rate of 0.157%	upon the occurrence of a negative credit event(13)	96
	3/20/12	13,200	CDS fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	13
	3/20/12	6,650	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
JPMorgan Chase	3/20/11	7,700	CDS fixed rate of 0.65%	upon the occurrence of a negative credit event(3)	(129)
Lehman Brothers	12/20/11	6,500	CDS fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	88
	12/20/11	13,000	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	45
	12/20/11	13,000	CDS fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
	12/20/11	53,000	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(5)	199
	3/20/12	6,670	CDS upon the occurrence of a negative credit event(8)	fixed rate of 0.60%	(24)
	3/20/17	6,975	CDS upon the occurrence of a negative credit event(11)	fixed rate of 2.20%	(4)
					1,120
High Yield
Goldman Sachs	3/20/11	1,000	CDS fixed rate of 0.80%	upon the occurrence of a negative credit event(2)	(12)
	3/20/17	2,125	CDS upon the occurrence of a negative credit event(9)	fixed rate of 2.00%	(30)
JPMorgan Chase	3/20/11	1,000	CDS fixed rate of 0.65%	upon the occurrence of a negative credit event(19)	(17)
					(59)
Intermediate Duration Portfolio
Citigroup	3/20/12	200	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
				upon the occurrence of a negative credit
Goldman Sachs	12/20/11	250	CDS fixed rate of 0.15%	event(13)	3
	12/20/11	500	CDS fixed rate of 0.157%	upon the occurrence of a negative credit event(13)	6
	3/20/12	730	CDS fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	1
	3/20/12	350	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
JPMorgan Chase	3/20/11	1,100	CDS fixed rate of 0.65%	upon the occurrence of a negative credit event(1)	(19)
Lehman Brothers	12/20/11	375	CDS fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	5
	12/20/11	740	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	2
	12/20/11	750	CDS fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
	3/20/12	355	CDS upon the occurrence of a negative credit event(8)	fixed rate of 0.60%	(1)
	3/20/17	330	CDS upon the occurrence of a negative credit event(11)	fixed rate of 2.20%	@—
					(3)
Investment Grade Fixed Income Portfolio
Citigroup	3/20/12	1,600	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	1
	5/15/21	1,850	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(37)
	5/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR less 7.75 bps	(34)
	5/15/21	2,040	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	(42)
	5/15/21	2,700	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(45)
	5/15/21	2,700	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(41)

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

					Net
					Unrealized
		Notional			Appreciation
	Termination	Amount			(Depreciation)
Counterparty	Date	(000)	Type Pay	Receive	(000)
Investment Grade Fixed Income Portfolio (cont’d)
	5/15/21	$3,475	ZCS at maturity	compounded 3 month LIBOR less 3.0 bps	$128
	5/15/21	3,600	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	23
	5/15/21	5,000	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	231
	5/15/21	5,000	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(96)
	5/15/21	7,200	ZCS at maturity	compounded 3 month LIBOR less 3.75 bps	13
	5/15/21	16,000	ZCS at maturity	compounded 3 month LIBOR less 8.0 bps	(258)
CreditSuisse First Boston	5/15/21	10,800	ZCS at maturity	compounded 3 month LIBOR	(101)

Goldman Sachs	3/20/11	1,500	CDS fixed rate of 0.80%	upon the occurrence of a negative credit event(2)	(17)
	12/20/11	850	CDS fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	10
	12/20/11	1,750	CDS fixed rate of 0.157%	upon the occurrence of a negative credit event(13)	19
	3/20/12	2,600	CDS fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	3
	3/20/12	1,300	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
JPMorgan Chase	3/20/11	1,500	CDS fixed rate of 0.65%	upon the occurrence of a negative credit event(19)	(25)
Lehman Brothers	12/20/11	1,300	CDS fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	18
	12/20/11	2,700	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	9
	12/20/11	2,600	CDS fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
	3/20/12	1,300	CDS upon the occurrence of a negative credit event(8)	fixed rate of 0.60%	(5)
	3/20/17	1,320	CDS upon the occurrence of a negative credit event(11)	fixed rate of 2.20%	(1)
					(247)
Limited Duration Portfolio
Citigroup	3/20/12	2,770	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	2
	3/20/12	1,400	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	1
	9/19/07	11,000	IRS 3 month LIBOR	fixed rate of 4.25%	(63)
	10/1/07	11,000	IRS 3 month LIBOR	fixed rate of 4.4725%	(46)
	9/4/07	16,500	IRS 3 month LIBOR	fixed rate of 4.387%	(88)
	10/26/07	21,300	IRS 3 month LIBOR	fixed rate of 4.6725%	149
Goldman Sachs	3/20/10	2,700	CDS upon the occurrence of a negative credit event(8)	fixed rate of 0.35%	(7)
	3/20/12	2,665	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
	10/5/08	11,000	IRS 3 month LIBOR	fixed rate of 5.074%	129
JPMorgan Chase	9/22/08	11,000	IRS 3 month LIBOR	fixed rate of 5.225%	18
	10/13/08	13,500	IRS 3 month LIBOR	fixed rate of 5.203%	198
	3/12/09	21,500	IRS 3 month LIBOR	fixed rate of 4,962%	(7)
	6/30/09	10,700	IRS 3 month LIBOR	fixed rate of 5.334%	54
Lehman Brothers	12/20/11	2,700	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	9
					349
Long Duration Fixed Income Portfolio
Goldman Sachs	3/20/12	125,000	CDS fixed rate of 0.11%	upon the occurrence of a negative credit event(15)	@—
	3/20/12	125,000	CDS fixed rate of 0.11%	upon the occurrence of a negative credit event(6)	@—

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

					Net
					Unrealized
	Termina-	Notional			Appreciation
	tion	Amount			(Depreciation)
Counterparty	Date	(000)	Type Pay	Receive	(000)
Long Duration Fixed Income Portfolio (cont’d)
	3/20/12	$65,000	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	$ @—
	3/20/12	125,000	CDS fixed rate of 0.23%	upon the occurrence of a negative credit event(18)	@—
	3/20/12	65,000	CDS fixed rate of 0.26%	upon the occurrence of a negative credit event(12)	1
	3/20/12	125,000	CDS fixed rate of 0.30%	upon the occurrence of a negative credit event(14)	@—
	3/20/12	125,000	CDS fixed rate of 0.39%	upon the occurrence of a negative credit event(13)	@—
	3/20/12	230,000	CDS fixed rate of 0.44%	upon the occurrence of a negative credit event(2)	@—
	3/20/17	100,000	CDS upon the occurrence of a negative credit event(9)	fixed rate of 2.00%	(1)
Lehman Brothers	3/20/12	65,000	CDS upon the occurrence of a negative credit event(8)	fixed rate of 0.60%	@—
					@—
Municipal Portfolio
Bank of America	8/15/19	10,000	ZCS at maturity	compounded 3 month LIBOR	341
	2/16/21	50,000	ZCS at maturity	compounded 3 month LIBOR	1,742
	2/15/22	7,550	ZCS at maturity	compounded 3 month LIBOR	271
	5/16/22	21,400	ZCS at maturity	compounded 3 month LIBOR	774
Citigroup	3/20/12	1,170	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	1
	3/20/12	700	CDS fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
	3/16/27	35,000	IRS zero coupon, resets to 3.97% on 11/7/08	compounded 3 month LIBOR	531
	2/15/19	10,000	ZCS at maturity	compounded 3 month LIBOR	353
	5/15/20	8,000	ZCS at maturity	compounded 3 month LIBOR less 9.75 bps	197
	8/15/20	5,000	ZCS at maturity	compounded 3 month LIBOR less 6.25 bps	(61)
	5/15/21	700	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	(15)
	5/15/21	640	ZCS at maturity	compounded 3 month LIBOR less 7.50 bps	(13)
	5/15/21	5,000	ZCS at maturity	compounded 3 month LIBOR less 7.75 bps	(95)
	2/15/22	4,000	ZCS at maturity	compounded 3 month LIBOR less 10.0 bps	71

Goldman Sachs	6/20/10	1,000	CDS fixed rate of 0.26%	upon the occurrence of a negative credit event(6)	(6)
	12/20/11	1,150	CDS fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	13
	12/20/11	2,400	CDS fixed rate of 0.157%	upon the occurrence of a negative credit event(13)	26
	3/20/12	750	CDS fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	1
	3/20/12	1,885	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
	3/20/17	1,885	CDS upon the occurrence of a negative credit event(9)	fixed rate of 2.00%	(27)
	3/20/17	1,900	CDS upon the occurrence of a negative credit event(8)	fixed rate of 0.57%	(9)
	8/15/21	24,500	ZCS at maturity	compounded 3 month LIBOR	1,023
			upon the occurrence of a negative credit event(17)
JPMorgan Chase	12/20/10	1,000	CDS	fixed rate of 4.15%	79
	11/7/21	44,000	IRS zero coupon, resets to 3.96% on 11/7/08	compounded 3 month LIBOR	(252)

Lehman Brothers	12/20/11	1,700	CDS fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	6
	12/20/11	1,750	CDS fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	24
	12/20/11	3,550	CDS fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
	2/2/15	65,000	IRS fixed rate of 5.10%	compounded 3 month LIBOR	(126)
					$4,849

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

(1)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd, Zero Coupon Bond Maturing 11/17/20.
(2)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., 6.375% Bond Maturing 10/15/11.
(3)	Receipt of $1,000,000 in the event of a failure to pay by the Dow Jones CDX North America Investment Grade High Volatility Index, Series 6.
(4)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Ford Motor Credit Co., 7.00% Bond Maturing 10/1/13.
(5)	Receipt of $1,000,000 in the event of a failure to pay by the Dow Jones CDX North America Investment Grade High Volatility Index, Series 7.
(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Chubb Corp., 6.00% Bond Maturing 11/15/11.
(7)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Gap, Inc., 8.80% Bond Maturing 812/15/08.
(8)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Countrywide Home Loans, Inc., 4.00% Bond Maturing 3/22/11.
(9)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.375% Bond Maturing 6/30/10.
(11)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.50% Bond Maturing 4/17/13.
(12)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.125% Bond Maturing 1/15/12.
(13)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% Bond Maturing 9/1/25.
(14)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.
(15)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.
(16)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Dell Inc., 7.10% Bond Maturing 4/15/28.
(17)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of General Motors Acceptance Corp., 6.875% Bond Maturing 8/28/12.
(18)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Lehman Brothers Holdings Inc, 6.625% Bond Maturing 1/18/12.
(19)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., 2.75% Bond Maturing 1/15/18.

@	— Value is less than $500.
bps	— Basis Points
CDS	— Credit Default Swap
IRS	— Interest Rate Swap
LIBOR	— London Inter Bank Offer Rate
ZCS	— Zero Coupon Interest Rate Swap

H. Securities Lending.  Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at March 31, 2007 are as follows:

	Value of
	Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)

Balanced	$13,213	$13,479
Value	18,537	18,781
Core Fixed Income	19,914	20,548
Core Plus Fixed Income	287,205	295,042
High Yield	48,378	49,300
Investment Grade Fixed Income	26,372	26,989

The following Portfolios had income from securities lending (after rebates to borrowers and allocation to the securities lending agent):

Net Interest
Earned by
Portfolio
Portfolio	(000)

Balanced	$8
Value	25
Core Fixed Income	18
Core Plus Fixed Income	175
High Yield	50
Investment Grade Fixed Income	27

I. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly and those of the International Fixed Income, Mid Cap Growth, U.S. Mid Cap Value and U.S. Small Cap Value Portfolios which are declared and paid annually. Net realized capital gains are distributed at least annually.

The tax character of the Municipal Portfolio’s ordinary income distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 were as follows:

	2006		2005
	Distributions PaidFrom:		Distributions PaidFrom:
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gain	Income	Capital Gain
Portfolio	(000)	(000)	(000)	(000)

Balanced	$6,745	$—	$6,214	$—
U.S. Mid Cap Value	1,077	—	1,000	—
U.S. Small Cap Value	9,470	29,317	168	35,235
Value	21,148	105,355	20,460	—
Core Fixed Income	13,189	1,081	13,772	—
Core Plus Fixed Income	137,775	—	114,188	—
Equities Plus	150	—	—	—
High Yield	17,160	—	22,613	—
Intermediate Duration	10,476	—	7,377	311
International Fixed Income	7,333	161	9,623	—
Investment Grade Fixed Income	26,432	287	29,390	—
Limited Duration	44,031	—	30,593	—
Municipal	21,892	—	14,606	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October losses.

Permanent differences are generally due to REIT adjustments, foreign currency transactions, swap transactions, distribution reclass, paydown adjustments and in-kind redemptions.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

These resulted in the following reclassifications among the Portfolios’ components of net assets September 30, 2006:

	Accumulated
	Undistributed
	(Distributions in
	Excess of) Net	Accumulated Net
	Investment	Realized Gain	Paid-in
	Income (Loss)	(Loss)	Capital
Portfolio	(000)	(000)	(000)
Balanced	$473	$(380)	$(93)
Equities Plus	32	(31)	(1)
Mid Cap Growth	—	(38,575)	38,575
U.S. Small Cap Value	(43)	86	(43)
Value	—	(80,766)	80,766
Core Fixed Income	3,733	(3,406)	(327)
Core Plus Fixed Income	36,996	(34,107)	(2,889)
High Yield	331	4,494	(4,825)
Intermediate Duration	383	(383)	—
International Fixed Income	1,142	(1,142)	—
Investment Grade Fixed Income	7,716	(7,062)	(654)
Limited Duration	2,262	(2,118)	(144)
Municipal	5,060	(4,536)	(524)

At September 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term
	Income	Capital Gain
Portfolio	(000)	(000)
Balanced	$2,542	$—
Equities Plus	476	168
Mid Cap Growth	4,668	—
U.S. Mid Cap Value	709	—
U.S. Small Cap Value	13,223	56,717
Value	8,348	47,475
Core Fixed Income	4,343	—
Core Plus Fixed Income	44,807	—
High Yield	5,501	—
Intermediate Duration	1,689	—
International Fixed Income	3,975	—
Investment Grade Fixed Income	9,378	—
Limited Duration	8,576	—
Long Duration Fixed Income	258	49
Municipal	2,746	—

At March 31, 2007, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of components securities for Federal income tax purposes were:

				Net
				Unrealized
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)

Balanced	$270,262	$43,235	$(4,277)	$38,958
Equities Plus	27,625	82	(248)	(166)
Mid Cap Growth	2,045,761	397,859	(53,083)	344,776
U.S. Mid Cap Value	135,589	23,487	(2,017)	21,470
U.S. Small Cap Value	702,269	173,429	(10,492)	162,937
Value	538,225	76,904	(8,754)	68,150
Core Fixed Income	344,425	1,866	(3,477)	(1,611)
Core Plus Fixed Income	3,122,018	26,919	(39,841)	(12,922)
High Yield	289,720	6,186	(36,672)	(30,486)
Intermediate Duration	153,141	510	(1,146)	(636)
International Fixed Income	199,553	7,612	(3,166)	4,446
Investment Grade Fixed Income	572,708	2,820	(4,914)	(2,094)
Limited Duration	1,081,709	2,139	(6,086)	(3,947)
Long Duration Fixed Income	24,979	741	(8)	733
Municipal	814,083	28,396	(3,664)	24,732

At September 30, 2006, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30,
	(000)
Portfolio	2007	2008	2009	2010
Balanced	$—	$—	$—	$824
Mid Cap Growth	—	—	—	487,230
U.S. Mid Cap Value	—	—	—	14,755
Core Fixed Income	—	—	—	—
Core Plus Fixed Income	—	—	—	—
High Yield	718	12,236	26,962	20,212
Intermediate Duration	—	—	—	—
Investment Grade Fixed Income	—	—	—	—
Limited Duration	—	—	—	—
Municipal	—	—	—	—

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

	Expiration Date September 30,
	(000)
Portfolio	2011	2012	2013	2014	Total

Balanced	$40,947	$—	$—	$—	$41,771
Mid Cap Growth	303,325	—	—	—	790,555
U.S. Mid Cap Value	157,636	—	—	—	172,391
Core Fixed Income	—	—	—	708	708
Core Plus Fixed Income	36,930	—	—	7,135	44,065
High Yield	183,778	205,458	11,840	874	462,078
Intermediate Duration	—	—	673	1,559	2,232
Investment Grade Fixed Income	—	—	—	881	881
Limited Duration	—	—	8,253	8,229	16,482
Municipal	—	238	1,045	—	1,283

In addition to the $462,078,000 in unused capital losses attributed to the High Yield Portfolio in the table above, approximately $61,138,000 has been brought forward as a result of the Portfolio’s merger with the MSIF High Yield II Portfolio. The utilization of the capital loss carryforward in subsequent years may be limited pursuant to sections 382 and 383 of the Internal Revenue Code. This acquired capital loss carryforward is expected to expire between 2007-2014.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended September 30, 2006, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Utilized
Portfolio	(000)
Balanced	$22,763
Mid Cap Growth	112,243
U.S. Mid Cap Value	21,792
Municipal	1,476

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2006, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2005 and September 30, 2006 up to the following amounts:

	Post-October
	Capital	Currency
	Losses	Losses
Portfolio	(000)	(000)
Balanced	$—	$693
Core Plus Fixed Income	18,017	—
High Yield	3,848	—
Intermediate Duration	5,599	—
International Fixed Income	180	—
Limited Duration	8,124	—
Municipal	747	—

J. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

K. Other. The High Yield Portfolio’s net assets are substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect an issuer’s ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2007, approximately 83.0% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio’s net assets:

% of
Portfolio's
Insurers	Net Assets
AMBAC	29.5%
MBIA	23.5
FGIC	13.1

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

At March 31, 2007, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

	Percentage of Ownership
	Institutional	Investment	Adviser
Portfolio	Class	Class	Class

Balanced	79.9%	98.5%	96.6%
Mid Cap Growth	28.3	—	81.9
U.S. Mid Cap Value	62.0	85.2	75.8
U.S. Small Cap Value	14.4	—	81.5
Value	55.5	100.0	94.8
Core Fixed Income	—	—	100.0
Core Plus Fixed Income	23.2	96.2	91.1
Equities Plus	—	—	—
High Yield	19.6	—	74.9
Intermediate Duration	52.7	100.0	—
International Fixed Income	10.7	—	—
Investment Grade Fixed Income	22.7	—	12.1
Limited Duration	92.4	—	—
Long Duration Fixed Income	—	—	—
Municipal	11.9	—	—

L. Reverse Stock Split.  After the close of business on November 10, 2006, High Yield Portfolio effected a 2 for 1 reverse stock split for the shares of the Portfolio. All transactions in capital stock and per share data prior to November 13, 2006 have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of a shareholder’s investment in the Portfolio.

M. Supplemental Proxy Information.  On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. In the case of certain proposals listed below the quorum necessary in order to hold the meeting was not obtained, and, therefore, the meeting was adjourned several times, most recently until November 30, 2006, to permit further solicitation of proxies.

(1) Modify fundamental policy regarding diversification:

Portfolio	For	Withhold	Abstain	BNV*

Limited Duration(1)	60,095,819	1,486,547	3,470,494	48,067641
Mid Cap Growth(1)	28,954,878	984,745	1,163,922	10,859,919
U.S. Mid Cap Value(2)	1,701,614	14,882	22,207	587,051
U.S. Small Cap Value(2)	14,113,139	319,848	596,434	121,021

(2) Modify fundamental policy regarding borrowing money:

Portfolio	For	Withhold	Abstain	BNV*

International Fixed
Income(2)	6,604,816	528,990	226,384	34,279
Limited Duration(1)	59,449,167	2,023,110	3,580,583	48,067,641
Mid Cap Growth(1)	28,368,304	1,481,322	1,253,920	10,859,919
U.S. Mid Cap Value(2)	1,674,815	41,814	22,074	587,051
U.S. Small Cap Value(2)	13,957,980	447,741	623,700	121,021

(3) Modify fundamental policy regarding loans:

Portfolio	For	Withhold	Abstain	BNV*

International Fixed
Income(2)	6,588,940	527,773	243,477	34,279
Limited Duration(1)	59,496,840	1,934,807	3,621,213	48,067,641
Mid Cap Growth(1)	28,400,745	1,443,985	1,258,816	10,859,919
U.S. Mid Cap Value(2)	1,668,167	48,722	21,814	587,051
U.S. Small Cap Value(2)	13,957,323	450,022	622,076	121,021

(4) Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts:

Portfolio	For	Withhold	Abstain	BNV*

International Fixed Income(2)	6,613,522	516,155	230,513	34,279
Limited Duration(1)	59,714,755	1,913,234	3,424,871	48,067,641
Mid Cap Growth(1)	28,664,379	1,181,101	1,258,065	10,859,919
U.S. Mid Cap Value(2)	1,676,052	42,845	19,806	587,051
U.S. Small Cap Value(2)	14,000,464	416,168	312,789	121,021

(5) Modify fundamental policy regarding issuance of senior securities:

Portfolio	For	Withhold	Abstain	BNV*

International Fixed
Income(2)	6,606,810	516,132	237,248	34,279
Limited Duration(1)	60,084,240	1,593,397	3,375,224	48,067,641
Mid Cap Growth(1)	28,629,297	1,220,141	1,254,107	10,859,919
U.S. Mid Cap Value(2)	1,670,073	44,091	24,539	587,051
U.S. Small Cap Value(2)	14,034,107	395,689	599,625	121,021

(1) Meeting was held on October 30, 2006.

(2) Meeting was held on November 30, 2006.

* Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

N. Subsequent Events. On February 20, 2007, the Trustees authorized the addition of the Adviser Share Class for the Municipal Portfolio. The new share class will become effective on April 30, 2007.

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, NY 10017

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Officers

Michael E. Nugent
Chairman of the Board and Trustee

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

James W. Garrett
Treasurer and Chief Financial Officer

Michael J. Leary
Assistant Treasurer

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and NCSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Investment Adviser: (610) 940-5000 • MSIF Trust (800) 354-8185

© 2007 Morgan Stanley

IFEQIFISAN 3/07 IU07-01036P-T03/07

Morgan Stanley Investment Management

Morgan Stanley
Institutional Fund Trust

Advisory Portfolios

Advisory

Advisory Global Fixed Income

Advisory Global Fixed Income II

March 31, 2007

Semi-Annual
Report

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Table of Contents

Shareholders’Letter	2
Expense Examples	3
Portfolios of Investments
Advisory Portfolios:
Advisory	4
Advisory Global Fixed Income	9
Advisory Global Fixed Income II	11

Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	15
Financial Highlights	16
Notes to Financial Statements	19
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’sospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money.

1

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust’s (the “Fund”) Semi-Annual Report for the six months ended March 31, 2007. Our Fund currently consists of 18 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

April 2007

2

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of  expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2006	March 31, 2007	October 1, 2006— March 31, 2007
Advisory Portfolio
Institutional Class
Actual	$1,000.00	$1,029.80	$0.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.53	0.40

*  Expenses are equal to Institutional Class’ annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Advisory Global Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,041.60	$0.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.33	0.61

*  Expenses are equal to Institutional Class’ annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Advisory Global Fixed Income Portfolio II
Institutional Class
Actual	$1,000.00	$1,020.40	$0.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.18	0.76

*  Expenses are equal to Institutional Class’ annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

3

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Advisory Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (103.1%)
Agency Adjustable Rate Mortgages (5.6%)
Federal Home Loan Mortgage Corp.,
Adjustable Rate Mortgages:
3.53%, 5/1/34	$2,189	$2,137
5.58%, 11/1/36	11,664	11,763
5.70%, 4/1/37	32,483	32,627
5.81%, 1/1/37	20,411	20,563
Federal National Mortgage Association,
Adjustable Rate Mortgage:
3.75%, 6/1/34	47	48
4.88%, 5/1/35	4,226	4,230
5.03%, 3/1/37	5,240	5,231
5.74%, 12/25/08	102	102
6.12%, 4/1/37	30,736	31,117
7.42%, 4/1/36	29,731	31,012
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.38%, 5/20/24 - 1/20/28	24,699	25,007
5.75%, 7/20/25 - 9/20/27	4,079	4,129
6.13%, 10/20/25 - 12/20/27	5,558	5,636
		173,602
Agency Fixed Rate Mortgages (25.8%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
8.00%, 4/1/08 - 7/1/08	7	7
8.25%, 11/1/07 - 7/1/08	@—	@—
8.75%, 4/1/08	2	2
9.00%, 10/1/16	20	21
9.50%, 10/1/16 - 3/1/20	925	1,006
10.00%, 1/1/09 - 12/1/20	2,371	2,593
10.25%, 1/1/09 - 12/1/11	14	14
10.50%, 11/1/08 - 12/1/20	1,129	1,233
11.00%, 2/1/11 - 9/1/20	659	726
11.25%, 6/1/10 - 12/1/15	10	10
11.50%, 12/1/09 - 9/1/19	439	478
11.75%, 8/1/14 - 4/1/15	35	39
12.00%, 10/1/09 - 7/1/20	496	549
12.50%, 10/1/09 - 6/1/15	47	51
13.00%, 9/1/10 - 11/1/13	2	2
13.50%, 2/1/10	1	2
Gold Pools:
6.00%, 10/1/28 - 12/1/28	518	527
6.50%, 5/1/21 - 11/1/33	5,736	5,900
7.00%, 12/1/26 - 11/1/32	17,068	17,728
7.50%, 2/1/23 - 1/1/34	34,797	36,409
8.00%, 5/1/20 - 12/1/31	16,414	17,283
8.50%, 10/1/10 - 7/1/31	38,685	41,567
9.00%, 10/1/17 - 1/1/31	3,357	3,638
9.50%, 11/1/16 - 12/1/22	1,324	1,440
10.00%, 6/1/17 - 4/1/25	912	997
10.50%, 7/1/19 - 3/1/21	348	387
11.00%, 7/1/17 - 9/1/20	223	242
11.50%, 1/1/16 - 6/1/20	124	135
12.00%, 6/1/20	324	348
12.50%, 7/1/19	$9	$9
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	369	358
5.50%, 3/1/17	372	374
6.00%, 4/1/13 - 1/1/29	510	519
6.50%, 1/1/24 - 4/1/34	61,993	63,798
7.00%, 6/1/09 - 5/1/36	129,935	135,155
7.50%, 10/1/12 - 4/1/33	65,238	68,270
8.00%, 10/1/07 - 4/1/33	56,730	59,992
8.50%, 5/1/08 - 5/1/32	52,180	56,207
9.00%, 6/1/18 - 4/1/26	1,291	1,391
9.50%, 7/1/16 - 4/1/30	6,850	7,481
10.00%, 9/1/10 - 11/1/25	6,338	7,005
10.50%, 10/1/11 - 6/1/27	1,804	1,995
10.75%, 10/1/11	6	6
11.00%, 10/1/13 - 7/1/25	445	490
11.50%, 9/1/11 - 8/1/25	894	978
12.00%, 1/1/13 - 5/1/20	336	367
12.50%, 2/1/11 - 9/1/15	450	502
April TBA
7.00%, 4/25/37	(i)28,975	29,890
7.50%, 4/25/36	(i)20,500	21,250
May TBA
7.00%, 5/25/37	(i)106,935	110,210
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	38	38
6.50%, 10/15/10	24	24
7.00%, 7/15/31	161	169
8.50%, 7/15/08 - 3/15/20	1,758	1,879
9.00%, 11/15/16 - 11/15/24	10,256	11,016
9.50%, 7/15/09 - 10/15/24	24,278	26,410
10.00%, 11/15/09 - 2/15/26	36,561	40,759
10.50%, 4/15/13 - 4/15/25	8,023	8,984
11.00%, 12/15/09 - 4/15/21	10,141	11,185
11.50%, 3/15/10 - 11/15/19	672	747
12.00%, 11/15/12 - 5/15/16	1,357	1,526
12.50%, 5/15/10 - 4/15/19	101	113
13.00%, 1/15/11 - 10/15/13	42	47
13.50%, 5/15/10 - 5/15/13	54	61
		802,539
Asset Backed Corporates (1.2%)
Bear Stearns Asset Backed Securities, Inc.
5.52%, 9/25/34	(h)152	152
Capital Auto Receivables Asset Trust
5.40%, 1/15/08	(h)80	80
GE Capital Credit Card Master Note Trust
5.36%, 9/15/10	(h)900	901
Harley-Davidson Motorcycle Trust
3.09%, 6/15/10	63	63
Lehman Brothers Commercial Mortgage Trust
5.44%, 9/15/21	(e)(h)35,404	35,433

The accompanying notes are an integral part of the financial statements.

4

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
SLM Student Loan Trust
5.38%, 4/25/13	$ (h)161	$161
		36,790
Collateralized Mortgage Obligations — Agency Collateral Series (1.4%)
Bank of America Funding Corp.
2.11%, 9/20/35	(h)104,658	2,486
Federal Home Loan Mortgage Corp.
Inv FI IO
0.63%, 3/15/24	41,043	1,055
2.63%, 3/15/32	189	15
2.68%, 6/15/28 - 3/15/32	4,782	142
3.16%, 12/15/23	3,121	380
3.18%, 9/15/30	2,404	212
20.38%, 11/15/07	11	1
Inv Fl IO PAC
4.22%, 3/15/08	81	1
4.86%, 2/15/08	152	2
Inv Fl IO REMIC
2.18%, 8/15/30	98	4
IO
5.00%, 6/15/17	360	35
5.50%, 1/15/29 - 8/15/30	12,479	865
6.00%, 5/1/31	1,405	272
6.50%, 4/1/28 - 5/15/33	2,324	495
7.00%, 8/15/30 - 3/1/32	5,272	1,164
7.50%, 4/1/28 - 9/1/30	2,771	672
8.00%, 10/15/12 - 6/1/31	8,886	1,916
IO PAC
1.00%, 2/15/27	5,035	132
6.00%, 4/15/32	385	46
7.00%, 9/15/27	63	15
IO REMIC
5.87%, 9/15/07	29	29
10.00%, 5/1/20 - 6/1/20	80	25
PAC
8.55%, 1/15/21	38	38
9.50%, 4/15/20	139	144
9.60%, 4/15/20	135	144
9.90%, 10/15/19	653	690
10.00%, 5/15/20 - 6/15/20	631	661
Federal National Mortgage Association
Inv Fl IO
1.08%, 7/25/34	30,340	856
2.23%, 2/17/31	573	30
2.66%, 7/18/27	965	46
2.78%, 12/25/29	54	@—
2.88%, 10/25/28	3,344	120
3.18%, 7/25/30 - 11/18/30	3,986	236
3.23%, 10/18/30	385	20
3.28%, 10/25/29	617	18
3.86%, 10/25/07	178	1
Inv Fl IO REMIC
30.76%, 9/25/20	$173	$291
35.16%, 9/25/22	256	237
IO
5.00%, 2/25/15	459	11
5.50%, 3/25/17 - 6/25/26	639	32
6.00%, 8/25/32 - 7/25/33	20,798	4,350
6.50%, 6/1/3 - 6/25/33	23,819	5,177
7.00%, 4/1/32 - 5/25/33	19,131	4,444
7.50%, 4/1/27 - 1/1/32	6,554	1,743
8.00%, 2/1/23 - 12/1/31	27,114	6,422
8.50%, 10/1/24 - 10/1/25	5,052	1,378
9.00%, 11/1/26	2,655	639
9.50%, 9/1/18	1	@—
461.28%, 12/25/21	@—	2
807.24%, 6/25/21	@—	1
IO PAC
8.00%, 8/18/27 - 9/18/27	8,178	1,721
1,008.12%, 9/25/20	@—	8
1,156.92%, 7/25/21	@—	5
IO REMIC PAC
8.00%, 8/18/27	1,263	276
PAC
8.75%, 11/25/19	8	9
Government National Mortgage Association
Inv Fl IO
2.63%, 9/16/27	84	6
2.68%, 4/16/29	12,902	702
2.83%, 5/20/31	3,073	236
3.23%, 12/16/29	874	66
3.28%, 8/16/29	15,522	1,057
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18	16	4
Lehman Structured Securities Corp., IO
7.00%, 10/26/29	(e)(h)29,059	2,735
		44,520
Collateralized Mortgage Obligations — Non Agency Collateral Series (5.7%)
Countrywide Alternative Loan Trust
Zero Coupon, 3/20/46	33,727	1,267
1.78%, 3/20/46	(h)142,349	6,557
IO
1.54%, 2/25/37	(h)171,557	9,060
1.70%, 9/25/46	(h)311,040	15,459
2.25%, 10/25/46	(h)153,934	7,704
2.71%, 12/20/35	(e)(h)193,871	9,315
Countrywide Home Loan Mortgage Pass Through Trust
IO
Zero Coupon, 2/25/35	96,641	2,098
Greenpoint Mortgage Funding Trust,
1.36%, 6/25/45	(h)82,865	2,253
5.50%, 1/25/37 - 5/25/47	(h)63,904	63,852
5.51%, 3/25/47	(h)38,729	38,738
GS Mortgage Securities Corp.
2.57%, 3/25/36	(e)(h)78,570	3,093

The accompanying notes are an integral part of the financial statements.

5

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Non Agency Collateral Series (cont’d)
Harborview Mortgage Loan Trust
IO
1.26%, 5/19/35	$ (h)174,664	$4,174
1.58%, 1/19/36	(h)73,657	1,841
1.63%, 3/19/37	(h)85,202	3,754
2.22%, 10/20/45	(h)100,934	4,542
PO
1/19/36 - 10/20/45	2,184	454
Indymac Index Mortgage Loan Trust
IO
0.90%, 7/25/35	(h)116,094	3,681
PO
7/25/35	@—	@—
		177,842
Mortgages — Other (50.5%)
American Express Co.
9.63%, 12/1/12	(d)(k)81	82
American Home Mortgage Assets
5.45%, 3/25/47	(h)34,500	34,443
5.51%, 10/25/46	(h)23,775	23,818
5.55%, 5/25/46 - 9/25/46	(h)63,123	63,203
American Housing Trust
9.55%, 9/25/20	802	800
Bear Stearns Mortgage Securities, Inc.
5.48%, 12/25/36	(h)31,875	31,902
5.52%, 9/25/36	(h)28,044	27,956
5.57%, 7/25/36	(h)30,773	30,735
California Federal Savings & Loan Association
8.80%, 1/25/14	(d)(k)2	2
Countrywide Alternative Loan Trust
0.86%, 12/20/35	(e)(h)335,730	8,813
5.46%, 4/25/47	(h)36,803	36,780
5.49%, 5/25/47	(h)23,400	23,400
5.53%, 3/20/46	(h)19,126	19,155
5.58%, 11/20/35	(h)14,350	14,365
5.61%, 10/25/35 - 11/20/35	(h)25,693	25,733
5.71%, 12/20/35	(h)14,537	14,598
6.68%, 2/25/36	(h)29,263	29,578
6.97%, 11/25/35	(h)22,498	22,955
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 4/25/46	(h)28,624	28,680
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
5.47%, 2/25/47	(h)44,362	44,362
Deutsche ALT-A Securities, Inc., NIM Trust
6.75%, 2/25/47	(e)(h)7,934	7,906
Downey Savings & Loan Association Mortgage Loan Trust
5.52%, 10/19/36	(h)34,701	34,789
5.92%, 4/19/46	(h)30,997	31,026
Gemsco Mortgage Pass Through Certificate
8.70%, 11/25/10	(d)(k)14	14
GSR Mortgage Loan Trust
5.51%, 8/25/46	(h)37,148	37,201
Harborview Mortgage Loan Trust
5.45%, 3/19/37	$ (h)38,879	$38,926
5.47%, 3/19/38	(h)31,627	31,654
5.50%, 11/19/36	(h)42,499	42,349
5.51%, 12/19/37	(h)37,393	37,447
5.52%, 7/21/36	(h)32,844	32,758
5.53%, 11/19/36	(h)37,348	37,460
5.55%, 7/19/46	(h)24,752	24,784
5.56%, 3/19/37	(h)24,029	24,087
5.61%, 7/19/45	(h)5,159	5,174
5.70%, 11/19/35	(h)16,658	16,728
Harborview NIM Corp.
6.41%, 3/19/37 - 3/19/38	(e)(h)15,587	15,540
Household Bank
8.24%, 7/1/08	(d)(k)@—	@—
Indymac Index Mortgage Loan Trust
5.55%, 9/25/46	(h)21,933	22,012
5.60%, 7/25/35	(h)5,160	5,190
Lehman XS Trust
5.59%, 11/25/35	(h)29,858	29,985
Luminent Mortgage Capital, Inc.
5.55%, 5/25/46	(h)19,702	19,773
Mastr Adjustable Rate Mortgages Trust
5.57%, 4/25/46	(h)18,961	19,040
Mortgage Equity Conversion Asset Trust
5.46%, 2/25/42	(h)26,000	26,000
Residential Accredit Loans, Inc.
5.46%, 2/25/37	(h)29,750	29,741
5.48%, 2/25/37 - 3/25/47	(h)49,048	49,005
5.52%, 3/25/47	(h)36,401	36,401
5.58%, 2/25/46	(h)9,380	9,392
5.59%, 2/25/46	(h)10,029	10,032
Residential Asset Securities Corp.
5.55%, 6/25/46	(h)34,973	34,945
Ryland Acceptance Corp. IV
6.65%, 7/1/11	(h)399	398
Structured Asset Investment Loan Trust
5.55%, 7/25/36 - 8/25/36	(h)72,119	72,359
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36	(h)20,522	20,567
5.52%, 10/25/36	(h)20,080	20,131
5.59%, 4/25/45	(h)42,412	42,610
5.62%, 5/25/36	(h)13,701	13,754
5.63%, 2/25/36	(h)43,198	43,381
Wamu Alternative Mortgage Pass-Through Certificates
4.98%, 8/25/46	(h)32,546	32,603
5.92%, 4/25/46 - 5/25/46	(h)49,633	49,681
Washington Mutual, Inc.
5.57%, 12/25/45	(h)10,883	10,903
5.58%, 10/25/44 - 10/25/45	(h)12,568	12,596
5.59%, 4/25/45	(h)16,698	16,731
5.61%, 8/25/45	(h)6,033	6,042
5.68%, 7/25/45	(h)13,588	13,642

The accompanying notes are an integral part of the financial statements.

6

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Zuni Mortgage Loan Trust
5.45%, 8/25/36	$ (h)27,080	$27,070
		1,573,187
U.S. Treasury Securities (12.9%)
U.S. Treasury Strips
IO
4.97%, 5/15/21	(c)530,185	263,270
PO
5/15/21	(c)275,650	137,444
		400,714
Total Fixed Income Securities (Cost $3,284,054)		3,209,194

Shares
Preferred Stock (0.7%)
Mortgages — Other
Home Ownership Funding Corp.
13.33% (Cost $21,855)	(e)153,475	22,712

	No.of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
6/07 @ $94.25	16,196	81
6/07 @ $94.50	2,035	10
9/07 @ $94.75	1,104	171
12/07 @ $94.75	15,415	2,505
12/07 @ $94.50	848	36
Total Put Options Purchased (Cost $8,828)		2,803

	Face
	Amount
	(000)
Short-Term Investments (15.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (13.2%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)9,141	9,141
Alliance & Leicester plc, 5.33%, 4/10/07	(h)6,529	6,529
Anglo Irish Bank Corp. plc, 5.35%, 7/9/07	3,179	3,179
Bancaja, 5.36%, 4/19/07	(h)3,264	3,264
Bank of America Corp., 5.32%, 4/2/07	(h)10,446	10,446
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)3,264	3,264
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)6,529	6,529
BNP Paribas plc, 5.33%, 5/21/07	(h)6,529	6,529
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)13,058	13,058
CIC, New York,
5.30%, 4/3/07	(h)4,570	4,570
5.34%, 4/2/07	(h)6,529	6,529
CIT Group Holdings, 5.37%, 7/18/07	(h)11,752	11,752
Credit Suisse First Boston, New York,
5.29%, 5/15/07	3,917	3,917
5.32%, 4/2/07	(h)6,529	6,529
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07	26,116	26,116
5.46%, 4/2/07	62,678	62,678

	Face
	Amount	Value
	(000)	(000)
Dexia Bank, New York, 5.32%, 4/2/07	$ (h)6,528	$6,528
First Tennessee Bank, 5.33%, 4/17/07	(h)3,265	3,265
Gemini Securitization Corp., 5.41%, 4/2/07	9,390	9,390
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)3,264	3,264
5.55%, 4/2/07	(h)6,137	6,137
HSBC Finance Corp., 5.33%, 4/10/07	(h)3,265	3,265
Mane Funding Corp., 5.29%, 4/10/07	4,677	4,677
Manufacturers & Traders, 5.30%, 4/16/07	(h)3,917	3,917
Marshall & Ilsley Bank, 5.37%, 12/17/07	6,547	6,547
Merrill Lynch & Co., 5.33%, 4/26/07	(h)3,431	3,431
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)9,793	9,793
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)6,529	6,529
5.34%, 4/2/07	(h)6,529	6,529
National Australia Bank Ltd., 5.31%, 4/10/07	(h)4,962	4,962
National City Bank Cleveland, 5.32%, 4/2/07	(h)3,265	3,265
National Rural Utilities Cooperative
Finance Corp., 5.31%, 4/2/07	(h)13,058	13,058
Nationwide Building Society, 5.43%, 6/28/07	(h)7,574	7,574
Nordea Bank, New York, 5.31%, 4/2/07	(h)9,793	9,793
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07	3,865	3,865
Rheingold Securitization, 5.32%, 5/15/07	5,800	5,800
Sedna Finance, Inc., 5.32%, 5/15/07	1,675	1,675
Skandi, New York, 5.32%, 4/10/07	(h)6,529	6,529
Toronto Dominion, New York, 5.32%, 5/29/07	(h)6,529	6,529
Tulip Funding Corp., 5.36%, 4/30/07	12,998	12,998
UBS Securities LLC, 5.40%, 4/2/07	64,165	64,165
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)7,182	7,182
Unicredito Italiano Bank (Ireland) plc,
5.34%, 4/10/07	(h)4,570	4,570
		409,267
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc.,
5.28%, dated 3/30/07, due 4/2/07,
repurchase price $43,289	(f)43,270	43,270
Commercial Paper (0.5)
HBOS Treasury Services
5.27%, 5/4/07	16,000	15,922
U.S. Treasury Security (0.1)
U.S. Treasury Bill
4.98%, 7/12/07	(j)(l)3,925	3,872
Total Short-Term Investments (Cost $472,330)		472,331
Total Investments (119.1%) (Cost $3,787,067) — Including $400,163 of Securities Loaned		3,707,040
Liabilities in Excess of Other Assets (-19.1%)		(594,802)
Net Assets (100%)		$3,112,238

(c)	All or a portion of security on loan at March 31, 2007.
(d)	Security was valued at fair value — At March 31, 2007, the Portfolio held $98,000 of fair valued securities, representing less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

7

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2007.
(l)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
In Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2007.
IO	Interest Only
PO	Principal Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	7,885	$1,615,563	Jun-07	$(1,558)
U.S. Treasury 10 yr. Note	6,618	715,571	Jun-07	2,533
Short:
U.S. Treasury 5 yr. Note	2,997	317,073	Jun-07	1,562
U.S. Treasury Short Bond	1,398	155,528	Jun-07	202
				$2,739

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*                 Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

8

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Advisory Global Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (34.8%)
Argentina (7.2%)
Government of Argentina
5.83%, 12/31/33	$25,000		$12,000
Austria (1.6%)
Republic of Austria
5.00%, 1/15/08	EUR	2,000	2,691
Belgium (4.2%)
Kingdom of Belgium
5.75%, 3/28/08	5,100		6,920
France (4.4%)
Government of France B.T.A.N.
3.00%, 7/12/08	5,500		7,254
Mexico (9.0%)
Mexican Bonos
9.50%, 12/18/14	MXN	148,305	14,965
Netherlands (4.8%)
Netherlands Government
2.50%, 1/15/08	EUR	6,000	7,921
Turkey (3.6%)
Citigroup, Inc.
Zero Coupon, 7/17/08	$5,035		5,964
Total Fixed Income Securities (Cost $53,809)			57,715

	No. of
	Contracts
Put Options Purchased (3.3%)
Turkey (0.1%)
Turkish Lira Put @ $1.510
expiring 7/24/07	(a)5,700	80
Switzerland (3.2%)
Swiss Franc Put @ $1.186
expiring 3/6/08	(a)206,500	5,369
Total Put Options Purchased (Cost $5,764)		5,449

	Face
	Amount
	(000)
Short-Term Investment (60.9%)
Repurchase Agreement (60.9%)
J.P. Morgan Securities, Inc., 5.28%, dated
3/30/07, due 4/2/07, repurchase price
$101,262 (Cost $101,217)	$ (f)101,217	101,217
Total Investments (99.0%) (Cost $160,790)		164,381
Other Assets in Excess of Liabilities (1.0%)		1,684
Net Assets (100%)		$166,065

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

EUR	Euro
MXN	Mexican Peso

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
EUR	18,350	$24,539	4/30/07	USD	23,913	$23,913	$(626)
EUR	589	788	4/30/07	USD	768	768	(20)
EUR	42,024	56,230	5/14/07	USD	54,796	54,796	(1,434)
USD	53,904	53,904	5/14/07	JPY	6,450,000	55,049	1,145
		$135,461				$134,526	$(935)

JPY	Japanese Yen
USD	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value(000)	Date	(000)
Long:
Euro—Schatz (2) yr. (Germany)	617	$85,146	Jun-07	$(272)

Options Written:

The Portfolio had the following option(s) written open at period end:

	No. of	Value
	Contracts	(000)
Put Options Written
Turkish Lira Put @ $1.661
expiring 7/24/07 (Premiums Received $207)	14,670	$(15)

The accompanying notes are an integral part of the financial statements.

9

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments (cont’d)

Advisory Global Fixed Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country and/or investment type, as a percentage of total investments.

*                 Countries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

10

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Portfolio of Investments

Advisory Global Fixed Income Portfolio II

Face
Amount	Value
(000)	(000)
Fixed Income Securities (37.9%)
Austria (4.9%)
Republic of Austria
4.00%, 7/15/09	EUR	40	$53
Belgium (23.7%)
Kingdom of Belgium
5.75%, 3/28/08	190	258
France (4.9%)
Government of France B.T.A.N
3.50%, 1/12/09	40	53
Netherlands (4.4%)
Netherlands Government
5.25%, 7/15/08	35	48
Total Fixed Income Securities (Cost $393)	412
Short-Term Investment (54.8%)
Repurchase Agreement (54.8%)
J.P. Morgan Securities, Inc., 5.28%, dated
3/30/07, due 4/2/07, repurchase price
$596 (Cost $596)	$	(f)596	596
Total Investments (92.7%) (Cost $989)	1,008
Other Assets in Excess of Liabilities (7.3%)	79
Net Assets (100%)	$1,087

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

EUR	Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open atperiod end:

Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
EUR	319	$426	4/30/07	USD	415	$415	$(11)

USD        United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Deprteciation)
	Contracts	(000)	Date	(000)
Long:
Euro—Schatz 2 yr. (Germany)	4	$552	Jun-07	$(2)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country and/or investment type, as a percentage of total investments.

*                 Countries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

11

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Assets and Liabilities

		Advisory	Advisory
		Global	Global
	Advisory	Fixed Income	Fixed Income
	Portfolio	Portfolio	Portfolio II
	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$3,787,067	$160,790	$989
Foreign Currency, at Cost:	—	253	1
Investments in Securities of Unaffiliated Issuers, at Value:(1)	3,707,040	164,381	1,008
Cash	—	1	@—
Foreign Currency, at Value:	—	254	1
Receivable for Investments Sold	31,391	—	—
Receivable for Portfolio Shares Sold	166	—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	1,145	—
Unrealized Appreciation on Swap Agreements	4,238	—	—
Interest Receivable	12,113	588	4
Receivable for Forward Commitments	246,385	—	—
Due from Broker	14,746	1,821	95
Foreign Withholding Tax Reclaim Receivable	—	—	1
Due from Adviser	167	—	13
OtherAssets	49	3	@—
Total Assets	4,016,295	168,193	1,122
Liabilities:
Collateral on Securities Loaned, at Value	409,267	—	—
Payable for Delayed Delivery Commitments	446,793	—	—
Payable for Bank Overdraft	7,091	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	2,080	11
Unrealized Depreciation on Swap Agreements	5,679	—	—
Payable for Investments Purchased	33,913	—	—
Payable for Portfolio Shares Redeemed	684	—	—
Payable for Administration Fees	212	11	@—
Payable for Custodian Fees	110	@—	3
Payable for Trustees’ Fees and Expenses	143	3	@—
Options Written, at Value (Premiums received $207)	—	15	—
Other Liabilities	165	19	21
Total Liabilities	904,057	2,128	35
Net Assets	$3,112,238	$166,065	$1,087
Net Assets Consist Of:
Paid-in Capital	$3,582,917	$162,583	$1,094
Undistributed (Distributions in Excess of) Net Investment Income	(94,687)	963	(13)
Accumulated Net Realized Gain (Loss)	(297,263)	(58)	@—
Unrealized Appreciation (Depreciation) on:
Investments	(80,027)	3,591	19
Foreign Currency Exchange Contracts and Translations	—	(934)	(11)
Futures Contracts	2,739	(272)	(2)
Options Written	—	192	—
Swap Agreements	(1,441)	—	—
Net Assets	$3,112,238	$166,065	$1,087
INSTITUTIONAL CLASS:
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	333,768,092	46,790,605	89,037
Net Asset Value, Offering and Redemption Price Per Share	$9.32	$3.55	$12.21

(1) Including:
Repurchase Agreements, at Value:	$43,270	$101,217	$596
Securities on Loan, at Value:	$400,163	$—	$—

@            Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

12

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2007

		Advisory	Advisory
		Global	Global
	Advisory	Fixed Income	Fixed Income
	Portfolio	Portfolio	Portfolio II
	(000)	(000)	(000)
Investment Income:
Dividends	$850	$—	$—
Interest	76,987	4,125	24
Total Investment Income	77,837	4,125	24
Expenses:
Investment Advisory Fees (Note B)	5,798	311	2
Administration Fees (Note C)	1,237	66	@—
Custodian Fees (Note E)	114	2	2
Professional Fees	125	12	11
Trustees’ Fees and Expenses	43	1	@—
Transfer Agency Fees (Note F)	2	2	2
Shareholder Reporting Fees	27	4	3
Proxy Fees	17	@—	@—
Other Expenses	74	11	11
Total Expenses	7,437	409	31
Waiver of Investment Advisory Fees (Note B)	(5,798)	(311)	(2)
Expenses Reimbursed by Adviser (Note B)	(400)	—	(29)
Expense Offset (Note E)	(2)	(2)	@—
Net Expenses	1,237	96	@—
Net Investment Income	76,600	4,029	24
Realized Gain (Loss):
Investments Sold	33,411	2,384	—
Foreign Currency Transactions	—	(1,761)	2
Futures Contracts	7,313	(234)	(3)
Swap Agreements	31,284	—	—
Net Realized Gain (Loss)	72,008	389	(1)
Change in Unrealized Appreciation (Depreciation):
Investments	(52,028)	3,394	13
Foreign Currency Exchange Contracts and Translations	—	(1,052)	(13)
Futures Contracts	(3,569)	(351)	(2)
Options Written	—	192	—
Swap Agreements	(1,526)	—	—
Net Change in Unrealized Appreciation (Depreciation)	(57,123)	2,183	(2)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	14,885	2,572	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	$91,485	$6,601	$21

@            Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

13

2007 Semi-Annual Report

March 31, 2007

Statements of Changes in Net Assets

			Advisory Global		Advisory Global
	Advisory		Fixed Income		Fixed Income
	Portfolio^		Portfolio		Portfolio II
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	March 31,	Year Ended	March 31,	Year Ended	March 31,	Year Ended
	2007	September	2007	September	2007	September
	(unaudited)	30, 2006	(unaudited)	30, 2006	(unaudited)	30, 2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income (Loss)	$76,600	$108,684	$4,029	$1,785	$24	$48
Net Realized Gain (Loss)	72,008	90,759	389	(216)	(1)	(29)
Net Change in Unrealized Appreciation (Depreciation)	(57,123)	(52,856)	2,183	469	(2)	32
Net Increase (Decrease) in Net Assets Resulting from Operations	91,485	146,587	6,601	2,038	21	51
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(146,766)	(205,755)	(3,965)	(652)	(29)	(21)
Net Realized Gain	—	—	(415)	—	—	—
Return of Capital	—	(54,511)	—	—	—	—
Total Distributions	(146,766)	(260,266)	(4,380)	(652)	(29)	(21)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	103,581	364,390	6,477	159,280	—	—
Distributions Reinvested	127,617	223,721	3,953	574	27	19
Redeemed	(240,719)	(596,069)	(11,096)	(1,918)	—	(266)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,521)	(7,958)	(666)	157,936	27	(247)
Total Increase (Decrease) in Net Assets	(64,802)	(121,637)	1,555	159,322	19	(217)
Net Assets:
Beginning of Period	3,177,040	3,298,677	164,510	5,188	1,068	1,285
End of Period	$3,112,238	$3,177,040	$166,065	$164,510	$1,087	$1,068
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(94,687)	$(24,521)	$963	$899	$(13)	$(8)

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	11,098	37,939	1,826	45,849	—	—
Shares Issued on Distributions Reinvested	13,663	23,333	1,128	169	2	2
Shares Redeemed	(25,674)	(61,822)	(3,142)	(560)	—	(22)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(913)	(550)	(188)	45,458	2	(20)

^                  As Restated — See Note L.

The accompanying notes are an integral part of the financial statements.

14

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Statement of Cash Flows

For the Six Months Ended March 31, 2007

Advisory
Portfolio
(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$3,112,535
Purchases of Investments	(2,740,712)
Proceeds from Sales of Forward Commitments	716,408
Purchases of Forward Commitments	(1,066,232)
Net (Increase) Decrease in Short-Term Investments	4,292
Net Realized Gain (Loss) on Futures Contracts	7,313
Net Realized Gain (Loss) on Swap Agreements	31,284
Net Investment Income	76,600
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	331
Net Increase (Decrease) in Payables Related to Operations	90
Accretion/Amortization of Discounts and Premiums	4,177
Net Cash Provided by Operating Activities	146,086
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	103,415
Payment on Portfolio Shares Redeemed	(241,926)
Cash Dividends and Distributions Paid	(19,149)
Net Cash Used in Financing Activities	(157,660)
Net Increase (Decrease) in Cash	(11,574)
Cash at Beginning of Period	4,483
Cash at End of Period	$(7,091)

The accompanying notes are an integral part of the financial statements.

15

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Advisory Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2007		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2006^	2005^	2004^	2003^	2002
Net Asset Value, Beginning of Period	$9.49		$9.84	$10.03	$10.11	$10.74	$10.63
Income from Investment Operations:
Net Investment Income	0.23	†	0.33 †	0.36 †	0.21 †	0.23 †	0.45
Net Realized and Unrealized Gain (Loss) on
Investments	0.04		0.11	0.07	0.21	0.22	0.41
Total from Investment Operations	0.27		0.44	0.43	0.42	0.45	0.87
Distributions from and/or in Excess of:
Net Investment Income	(0.44)		(0.63)	(0.62)	(0.50)	(0.51)	(0.76)
Net Realized Gain	—		—	—	—	(0.57)	—
Return of Capital	—		(0.16)	—	—	—	—
Total Distributions	(0.44)		(0.79)	(0.62)	(0.50)	(1.08)	(0.76)
Net Asset Value, End of Period	$9.32		$9.49	$9.84	$10.03	$10.11	$10.74
Total Return	2.98	‡%	4.76%	4.44%	4.30%	4.42%	8.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,112,238		$3,177,040	$3,298,677	$3,760,527	$5,716,522	$7,034,400
Ratio of Expenses to Average Net Assets (1)	0.08	%*	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average
Net Assets (1)	4.96	%*	3.41%	3.66%	2.09%	2.24%	4.24%
Portfolio Turnover Rate^^	110	%‡	230%	240%	512%	120%	112%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/
Reimbursed by Adviser:
Expenses to Average Net Assets	0.48	%*	0.48%	0.47%	0.49%	0.49%	0.48%
Net Investment Income to Average
Net Assets	4.55	%*	3.01%	3.27%	1.68%	1.83%	3.84%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized
*	Annualized
^	As Restated — See Note L.
^^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of the portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio’s turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements

16

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Advisory Global Fixed Income Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2007		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$3.50		$3.41	$3.34	$3.29	$4.17	$3.97
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.18	0.08	0.06	0.06	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.05		(0.01)††	0.06	0.01	0.07	0.37
Total from Investment Operations	0.14		0.17	0.14	0.07	0.07	0.37
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.08)	(0.07)	(0.02)	(0.34)	(0.17)
Net Realized Gain	(0.01)		—	(0.00)#	(0.00)#	(0.61)	—
Total Distributions	(0.09)		(0.08)	(0.07)	(0.02)	(0.95)	(0.17)
Net Asset Value, End of Period	$3.55		$3.50	$3.41	$3.34	$3.29	$4.17
Total Return	4.16	%‡	4.93%	4.30%	2.15%	1.88%	9.73%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$166,065		$164,510	$5,188	$101,210	$157,665	$8,713
Ratio of Expenses to Average Net Assets (1)	0.12	%*	0.15%	0.15%	0.15%	0.22%	0.15%
Ratio of Net Investment Income to Average Net Assets (1)	4.86	%*	5.18%	2.45%	1.91%	1.86%	4.51%
Portfolio Turnover Rate	42	%‡	11%	7%	10%	13%	51%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.49	%*	0.63%	0.57%	0.53%	0.54%	0.49%
Net Investment Income to Average Net Assets	4.49	%*	4.70%	2.03%	1.53%	1.47%	4.14%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized
*	Annualized
††

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.

#	Amount is less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

17

2007 Semi-Annual Report

March 31, 2007

Financial Highlights

Advisory Global Fixed Income Portfolio II

	Institutional Class
	Six Months Ended
	March 31, 2007		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.30		$12.00	$11.84	$11.63	$11.60	$10.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.26		0.49	0.29	0.22	0.24	0.48
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.02	0.07	0.05	(0.01)	0.79
Total from Investment Operations	0.25		0.51	0.36	0.27	0.23	1.27
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.21)	(0.20)	(0.06)	(0.20)	(0.59)
Net Realized Gain	—		—	—	(0.00)#	—	—
Total Distributions	(0.34)		(0.21)	(0.20)	(0.06)	(0.20)	(0.59)
Net Asset Value, End of Period	$12.21		$12.30	$12.00	$11.84	$11.63	$11.60
Total Return	2.04	%‡	4.30%	3.11%	2.35%	1.96%	12.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,087		$1,068	$1,285	$25,671	$26,874	$2,181
Ratio of Expenses to Average Net Assets (1)	0.15	%*	0.15%	0.15%	0.15%	0.22%	0.16%
Ratio of Net Investment Income to Average Net Assets (1)	4.33	%*	4.04%	2.41%	1.92%	2.08%	4.51%
Portfolio Turnover Rate	12	%‡	91%	15%	11%	50%	59%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	5.95	%*	5.36%	0.81%	0.62%	1.23%	0.57%
Net Investment Income (Loss) to Average Net Assets	(1.47	)%*	(1.17)%	1.75%	1.45%	1.00%	4.09%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized
*	Annualized
#	Amount is less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

18

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment company. The Fund is comprised of eighteen active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Portfolio (formerly, Advisory Mortgage Portfolio), Advisory Global Fixed Income (formerly, Advisory Foreign Fixed Income Portfolio) and Advisory Global Fixed Income Portfolio II (formerly, Advisory Foreign Fixed Income II Portfolio) (each referred to as a “Portfolio”) only. For the purposes of the 1940 Act, the Advisory Global Fixed Income Portfolio and Advisory Global Fixed Income Portfolio II are considered non-diversified funds; the Advisory Portfolio is considered a diversified fund. Effective December 8, 2006, the Advisory Foreign Fixed Income Portfolio and Advisory Foreign Fixed Income II Portfolio changed  its name to Advisory Global Fixed Income Portfolio and Advisory Global Fixed Income Portfolio II, resepctively. Effective April 17, 2006, the Advisory Mortgage Portfolio changed its name to the Advisory Portfolio. The financial statements of the remaining portfolios are presented separately.

A. Significant Accounting Policies. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.     Repurchase Agreements: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more

19

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements discussed above.

3.     Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statements of Assets & Liabilities.

Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets & Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.     Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5.     Swap Agreements: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets & Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statements of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily

20

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the coun-terparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statements of Assets & Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets & Liabilities.

6.     Structured Investments: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7.     Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the

8.     Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates and, in certain situations, to gain exposure to foreign currencies. Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The Advisory Global Fixed Income Portfolio and Advisory Global Fixed Income Portfolio II’s net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

21

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability.

9.     Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended March 31, 2007 were as follows:

	Total	Total
	Number of	Premiums
Advisory Global Fixed Income Portfolio	Contracts	Received
Options Outstanding — October 1, 2006	—	$—
Options Written	14,670	207
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — March 31, 2007	14,670	$207

10. New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolios’ last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its next semi annual report. The impact to the Portfolios’ financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolios’ financial statement disclosures.

11. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

22

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

B. Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of each Portfolio’s average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if annual operating expenses exceed 0.08%, 0.15% and 0.15% of average daily net assets of the Advisory Portfolio, Advisory Global Fixed Income Portfolio, and Advisory Global Fixed Income Portfolio II, respectively.

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the Advisory Global Fixed Income Portfolio and the Advisory Global Fixed Income Portfolio II. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of these Portfolios, makes certain day-to-day investment decisions for these Portfolios and places certain of the Portfolios’ purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from these Portfolios.

C. Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distributor. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. Custodian Fees. JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Transfer Agency Fees. JPMIS serves as transfer agent to the Fund pursuant to a transfer agency agreement.

G. Portfolio Investment Activity.

1.     Purchases and Sales of Securities:  For the six months ended March 31, 2007, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)
Advisory	$2,325,973	$2,008,223
Advisory Global Fixed Income	25,115	33,660
Advisory Global Fixed Income II	51	107

For the six months ended March 31, 2007, purchases and sales of long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)
Advisory	$1,350,527	$2,040,261

2. Swap Agreements:  At March 31, 2007, the Advisory Portfolio had the following open Swap Agreements:

						Net Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)

Citigroup	5/15/21	$39,800	ZCS	at maturity	compounded 3 month LIBOR less 7.50 bps	$(659)
	5/15/21	39,800	ZCS	at maturity	compounded 3 month LIBOR less 7.50 bps	(609)
	5/15/21	15,500	ZCS	at maturity	compounded 3 month LIBOR less 7.50 bps	(298)
	5/15/21	47,200	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(900)
	5/15/21	33,000	ZCS	at maturity	compounded 3 month LIBOR less 7.50 bps	(658)
	5/15/21	30,410	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(529)
	5/15/21	36,300	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(750)
	5/15/21	119,875	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	221
	5/15/21	63,800	ZCS	at maturity	compounded 3 month LIBOR less 4.50 bps	414

23

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)
	5/15/21	$63,900	ZCS	at maturity	compounded 3 month LIBOR less 3.00 bps	$2,344
	5/15/21	27,250	ZCS	at maturity	compounded 3 month LIBOR less 4.50 bps	1,259
Credit Suisse First Boston	5/15/21	289,000	ZCS	at maturity	compounded 3 month LIBOR	(1,276)
						$(1,441)

bps	— basis points
LIBOR	— London Inter Bank Offer Rate
ZCS	— Zero Coupon Interest Rate Swap

H. Securities Lending. Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at March 31, 2007 are as follows:

	Value of
	Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)

Advisory	$400,163	$409,267

The following Portfolios had income from securities lending (after rebates to borrowers and allocation to the securities lending agent):

Net Interest
Earned by
Portfolio
Portfolio	(000)

Advisory	$79

I. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Global Fixed Income Portfolio and Advisory Global Fixed Income Portfolio II and monthly for the Advisory Portfolio. Net realized capital gains, if any, are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 were as follows:

	2006 Distributions			2005 Distributions
	Paid From:			Paid From:
			Long-Term		Long-Term
	Ordinary	Return of	Capital	Ordinary	Capital
	Income	Capital	Gain	Income	Gain
Portfolio	(000)	(000)	(000)	(000)	(000)

Advisory^	$205,755	$54,511	$—	$215,705	$—
Advisory
Global Fixed
Income	652	—	—	4,713	—
Advisory
Global Fixed
Income II	21	—	—	1,111	—

^ As Restated — See Note L.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post-October Losses.

24

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Permanent differences are generally due to swap transactions, paydown adjustments, foreign futures transactions and foreign currency transactions. These resulted in the following reclassifications among the Portfolios’ components of net assets at September 30, 2006:

	Accumulated
	Undistributed
	(Distributions in
	Excess of) Net	Accumulated Net
	Investment	Realized Gain	Paid-in
	Income (Loss)	(Loss)	Capital
Portfolio	(000)	(000)	(000)^^
Advisory^	$125,975	$(117,171)	$(8,804)
Advisory Global
Fixed Income	(216)	216	—
Advisory Global
Fixed Income II	(30)	30	—

^         As Restated — See Note L.

^^  The restatement of accretion income for Interest Only securities resulted in a Return of Capital for the Advisory Portfolio.

At September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary Income
Portfolio	(000)
Advisory^	$—
Advisory Global Fixed Income	1,282
Advisory Global Fixed Income II	29

^ As Restated — See Note L.

At March 31, 2007, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

				Net
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)

Advisory	$3,787,067	$28,038	$(108,065)	$(80,027)
Advisory Global
Fixed Income	160,790	4,039	(448)	3,591
Advisory Global Fixed
Income II	989	19	—	19

At September 30, 2006, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30,
	(000)
Portfolio	2011	2012	2013	2014	Total
Advisory^	$—	$152,715	$62,736	$19,857	$235,308
Advisory Global Fixed Income	—	—	—	32	32

^ As Restated — See Note L.

To the extent that a capital loss carryover is used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized components of net assets at and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2006, the Advisory Portfolio and Advisory Global Fixed Income Portfolio II elected to defer capital and currency losses occurring between November 1, 2005 and September 30, 2006 up to approximately $65,443,000 and $29,000, respectively.

J. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

K. Other. At March 31, 2007, the Advisory Portfolio, Advisory Global Fixed Income Portfolio and Advisory Global Fixed Income Portfolio II each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 13.4%, 29.6% and 88.8%, respectively.

L. Restatement Information. Subsequent to the issuance of its September 30, 2006 financial statements, the Advisory Portfolio restated its accretion income due to adjustments to Interest Only securities. The Portfolio determined that certain amounts which were treated as income should have been treated as unrealized gains. Accordingly, the Advisory Portfolio has restated the Portfolio of Investments and Statement of Assets and Liabilities as of September 30, 2006 and Statement of Operations and Statement of Cash Flows for the year ended September 30, 2006 and Statements of Changes in Net Assets for the two years ended September 30, 2006 and 2005 and the Financial Highlights for the four years ended September 30, 2006, 2005, 2004 and 2003. These adjustments had no impact on the Net Assets of the Portfolio. All amounts (except for per share amounts and ratios) are in thousands.

	Advisory Portfolio
	Previously
	Reported	Restated
Portfolio of Investments
Year Ended September 30, 2006
Cost of Total Fixed Income Securities	$3,807,595	$3,688,939
Cost of Total Investments	4,039,427	3,920,771

25

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

	Advisory Portfolio
	Previously
	Reported	Restated
Statement of Assets and Liabilities
Year Ended September 30, 2006
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$4,039,427	$3,920,771

Net Assets Consist Of:
Paid-in Capital	3,649,062	3,592,438
Undistributed (Distributions in Excess of) Net Investment Income	7,556	(24,521)
Accumulated Net Realized Gain (Loss)	(339,316)	(369,271)
Unrealized Appreciation (Depreciation) on Investments	(146,655)	(27,999)

Statement of Operations
Year Ended September 30, 2006
Investment Income:
Interest	166,991	108,550
Total Investment Income	169,678	111,237
Net Investment Income	167,125	108,684
Change in Unrealized Appreciation (Depreciation):
Investments	(204,689)	(146,248)
Net Change in Unrealized Appreciation (Depreciation)	(111,297)	(52,856)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(20,538)	37,903

Statement of Changes in Net Assets
Year Ended September 30, 2006
Net Investment Income (Loss)	167,125	108,684
Net Change in Unrealized Appreciation (Depreciation)	(111,297)	(52,856)
Distributions from and/or in Excess of:
Net Investment Income	(260,266)	(205,755)
Return of Capital	—	(54,511)
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	7,556	(24,521)

Statement of Changes in Net Assets
Year Ended September 30, 2005
Net Investment Income (Loss)	$155,296	$127,129
Net Change in Unrealized Appreciation (Depreciation)	(48,191)	(20,024)
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	6,789	(53,426)

Statement of Cash Flows
Year Ended September 30, 2006
Net Investment Income	167,125	108,684
Accretion/Amortization of Discounts and Premiums	3,107	61,548

Financial Highlights
Year Ended September 30, 2006
Income from Investment Operations (Per Share):
Net Investment Income	0.50	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)	0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.79)	(0.63)
Return of Capital	—	(0.16)
Ratio of Net Investment Income to Average Net Assets	5.24%	3.41%
Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser	4.84%	3.01%

Financial Highlights
Year Ended September 30, 2005
Income from Investment Operations (Per Share):
Net Investment Income	$0.44	$0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.07
Ratio of Net Investment Income to Average Net Assets	4.48%	3.66%
Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser	4.09%	3.27%

26

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Notes to Financial Statements (cont’d)

	Advisory Portfolio
	Previously
	Reported	Restated
Financial Highlights
Year Ended September 30, 2004
Income from Investment Operations (Per Share):
Net Investment Income	$0.25	$0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.17	0.21
Ratio of Net Investment Income to Average Net Assets	2.51%	2.09%
Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser	2.10%	1.68%

Financial Highlights
Year Ended September 30, 2003
Income from Investment Operations (Per Share):
Net Investment Income	$0.25	$0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.20	0.22
Ratio of Net Investment Income to Average Net Assets	2.43%	2.24%
Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser	2.02%	1.83%

Notes to Financial Statements
Federal Income Taxes
Tax Character of Distributions Paid:
2006 Distributions Paid From :
Ordinary Income	$260,266	$205,755
Return of Capital	—	54,511

Tax Basis Components of Net
Assets:
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss)	93,908	125,975
Accumulated Net Realized Gain (Loss)	(87,216)	(117,171)
Paid-in Capital	(6,692)	(8,804)

Distributable Earnings on a Tax
Basis:
Undistributed Ordinary Income	32,077	—

Federal Income Tax Basis:
Cost	$4,094,576	$3,975,920
Appreciation	25,898	144,554
Net Appreciation (Depreciation)	(201,804)	(83,148

Unused Capital Losses:
Expiration Date September 30, 2011	18,149	—
Expiration Date September 30, 2012	104,611	152,715
Expiration Date Total	205,353	235,308

27

2007 Semi-Annual Report

March 31, 2007 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Officers

Michael E. Nugent

Chairman of the Board and Trustee

Ronald E. Robison

President and Principal Executive Officer

J. David Germany

Vice President

Dennis F. Shea

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

Mary E. Mullin

Secretary

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

28

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Investment Adviser: (610) 940-5000 • MSIF Trust (800) 354-8185

© 2007 Morgan Stanley

IFTAPSAN 3/07 IU07-01038P-T03/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

Please refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Closed-End Fund Repurchases

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment company Act of 1940, the registrants has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund Trust

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 22, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 22, 2007